UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, President

Rydex Variable Trust

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 98.3%
Banks - 93.9%
Citigroup, Inc.	2,836	$203,455
JPMorgan Chase & Co.	1,803	203,450
Wells Fargo & Co.	3,860	202,882
Bank of America Corp.	6,827	201,123
U.S. Bancorp	2,965	156,582
PNC Financial Services Group, Inc.	964	131,287
Bank of New York Mellon Corp.	2,353	119,979
Capital One Financial Corp.	1,189	112,872
BB&T Corp.	2,106	102,225
SunTrust Banks, Inc.	1,388	92,704
State Street Corp.	1,106	92,661
M&T Bank Corp.	498	81,941
Northern Trust Corp.	776	79,253
KeyCorp	3,882	77,213
Regions Financial Corp.	4,093	75,107
Citizens Financial Group, Inc.	1,857	71,624
Fifth Third Bancorp	2,565	71,615
SVB Financial Group*	225	69,937
First Republic Bank	702	67,392
Huntington Bancshares, Inc.	4,515	67,364
Comerica, Inc.	723	65,215
Zions Bancorp North America	1,049	52,607
HDFC Bank Ltd. ADR	548	51,567
Toronto-Dominion Bank	841	51,133
Royal Bank of Canada	637	51,081
East West Bancorp, Inc.	816	49,262
Popular, Inc.	961	49,251
HSBC Holdings plc ADR	1,118	49,181
ICICI Bank Ltd. ADR	5,775	49,030
Bank of Nova Scotia	818	48,777
Canadian Imperial Bank of Commerce[1]	508	47,635
Bank of Montreal	573	47,290
Deutsche Bank AG	4,137	46,996
UBS Group AG*	2,925	46,010
ING Groep N.V. ADR	3,546	45,992
Credit Suisse Group AG ADR*	3,067	45,821
Commerce Bancshares, Inc.	669	44,167
Cullen/Frost Bankers, Inc.	418	43,656
BOK Financial Corp.	442	42,998
Western Alliance Bancorporation*	725	41,245
Signature Bank	358	41,113
CIT Group, Inc.	779	40,204
PacWest Bancorp	839	39,978
First Horizon National Corp.	2,284	39,422
Synovus Financial Corp.	846	38,738
Webster Financial Corp.	653	38,501
First Citizens BancShares, Inc. — Class A	85	38,444
Bank OZK	972	36,897
Prosperity Bancshares, Inc.	522	36,201
Umpqua Holdings Corp.	1,731	36,005
Wintrust Financial Corp.	421	35,760
Associated Banc-Corp.	1,372	35,672
Pinnacle Financial Partners, Inc.	590	35,488
IBERIABANK Corp.	433	35,224
Hancock Whitney Corp.	722	34,331
Texas Capital Bancshares, Inc.*	415	34,300
First Financial Bankshares, Inc.	580	34,278
FNB Corp.	2,687	34,179
TCF Financial Corp.	1,405	33,453
MB Financial, Inc.	720	33,199
United Bankshares, Inc.	913	33,188
Chemical Financial Corp.	612	32,681
Home BancShares, Inc.	1,481	32,434
UMB Financial Corp.	456	32,330
First Hawaiian, Inc.	1,190	32,320
BankUnited, Inc.	912	32,285
Valley National Bancorp	2,858	32,152
Glacier Bancorp, Inc.	741	31,930
Bank of Hawaii Corp.	401	31,643
Cathay General Bancorp	754	31,246
South State Corp.	370	30,340
BancorpSouth Bank	924	30,215
CVB Financial Corp.	1,327	29,619
Old National Bancorp	1,496	28,873
Fulton Financial Corp.	1,733	28,854
First Financial Bancorp	969	28,779
International Bancshares Corp.	637	28,665
Columbia Banking System, Inc.	739	28,651
First Midwest Bancorp, Inc.	1,053	27,999
Simmons First National Corp. — Class A	928	27,330
CenterState Bank Corp.	958	26,872
Union Bankshares Corp.	689	26,547
Trustmark Corp.	751	25,271
Ameris Bancorp	546	24,952
United Community Banks, Inc.	885	24,683
Banner Corp.	392	24,371
Hope Bancorp, Inc.	1,503	24,303
LegacyTexas Financial Group, Inc.	545	23,217
Total Banks		4,792,717
Savings & Loans - 3.4%
People's United Financial, Inc.	2,403	41,139
New York Community Bancorp, Inc.	3,648	37,830
Sterling Bancorp	1,692	37,224
Investors Bancorp, Inc.	2,657	32,601
Pacific Premier Bancorp, Inc.*	690	25,668
Total Savings & Loans		174,462
Insurance - 1.0%
Voya Financial, Inc.	968	48,081
Total Common Stocks
(Cost $2,968,968)		5,015,260

PREFERRED STOCKS† - 1.1%
Banks - 1.1%
Itau Unibanco Holding S.A. ADR	5,435	59,676
Total Preferred Stocks
(Cost $40,252)		59,676

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$18,556	$18,556
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	9,168	9,168
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	6,112	6,112
Total Repurchase Agreements
(Cost $33,836)		33,836

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[4]	36,481	36,481
Total Securities Lending Collateral
(Cost $36,481)		36,481
Total Investments - 100.8%
(Cost $3,079,537)		$5,145,253
Other Assets & Liabilities, net - (0.8)%		(41,881)
Total Net Assets - 100.0%		$5,103,372

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,015,260	$—	$—	$5,015,260
Preferred Stocks	59,676	—	—	59,676
Repurchase Agreements	—	33,836	—	33,836
Securities Lending Collateral	36,481	—	—	36,481
Total Assets	$5,111,417	$33,836	$—	$5,145,253

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Chemicals - 43.6%
DowDuPont, Inc.	5,977	$384,381
Praxair, Inc.	1,349	216,825
Sherwin-Williams Co.	456	207,576
LyondellBasell Industries N.V. — Class A	1,992	204,200
Air Products & Chemicals, Inc.	1,185	197,954
PPG Industries, Inc.	1,503	164,022
Celanese Corp. — Class A	1,118	127,452
CF Industries Holdings, Inc.	2,175	118,407
Eastman Chemical Co.	1,233	118,023
International Flavors & Fragrances, Inc.	847	117,835
Mosaic Co.	3,596	116,798
FMC Corp.	1,282	111,765
Westlake Chemical Corp.	1,260	104,718
Albemarle Corp.	1,046	104,370
RPM International, Inc.	1,463	95,007
Axalta Coating Systems Ltd.*	2,942	85,789
Chemours Co.	2,175	85,782
Huntsman Corp.	2,955	80,465
Nutrien Ltd.	1,381	79,684
Ashland Global Holdings, Inc.	884	74,132
WR Grace & Co.	994	71,031
Valvoline, Inc.	3,134	67,412
Olin Corp.	2,537	65,150
Cabot Corp.	1,011	63,410
Methanex Corp.	796	62,963
Platform Specialty Products Corp.*	5,003	62,387
Balchem Corp.	553	61,986
Sociedad Quimica y Minera de Chile S.A. ADR[1]	1,336	61,082
PolyOne Corp.	1,396	61,033
Sensient Technologies Corp.	774	59,219
HB Fuller Co.	963	49,758
GCP Applied Technologies, Inc.*	1,735	46,064
Tronox Ltd. — Class A	3,128	37,380
Rayonier Advanced Materials, Inc.	1,630	30,041
Total Chemicals		3,594,101
Mining - 18.0%
Freeport-McMoRan, Inc.	10,334	143,849
Newmont Mining Corp.	4,274	129,075
Barrick Gold Corp.	11,434	126,689
Rio Tinto plc ADR	2,100	107,142
Alcoa Corp.*	2,207	89,163
Goldcorp, Inc.	8,500	86,700
BHP Billiton Ltd. ADR[1]	1,725	85,974
Randgold Resources Ltd. ADR	1,098	77,464
Teck Resources Ltd. — Class B	3,164	76,252
Wheaton Precious Metals Corp.	4,324	75,670
Royal Gold, Inc.	951	73,284
Agnico Eagle Mines Ltd.	2,119	72,470
Franco-Nevada Corp.	1,001	62,612
AngloGold Ashanti Ltd. ADR[1]	7,025	60,274
Pan American Silver Corp.	3,885	57,343
Compass Minerals International, Inc.	728	48,922
Kaiser Aluminum Corp.	393	42,860
Century Aluminum Co.*	2,707	32,403
Coeur Mining, Inc.*	5,957	31,751
Total Mining		1,479,897
Packaging & Containers - 12.0%
Ball Corp.	2,943	129,463
WestRock Co.	2,227	119,011
Packaging Corporation of America	923	101,244
Crown Holdings, Inc.*	1,769	84,912
Berry Global Group, Inc.*	1,699	82,215
Sealed Air Corp.	2,030	81,504
Sonoco Products Co.	1,397	77,533
Bemis Company, Inc.	1,442	70,081
Graphic Packaging Holding Co.	4,850	67,948
KapStone Paper and Packaging Corp.	1,783	60,462
Silgan Holdings, Inc.	2,037	56,629
Owens-Illinois, Inc.*	2,966	55,731
Total Packaging & Containers		986,733
Iron & Steel - 10.9%
Vale S.A. ADR	12,116	179,801
Nucor Corp.	2,310	146,569
Steel Dynamics, Inc.	2,335	105,519
Reliance Steel & Aluminum Co.	937	79,917
United States Steel Corp.	2,547	77,633
ArcelorMittal	2,278	70,299
Cleveland-Cliffs, Inc.*	5,256	66,541
Allegheny Technologies, Inc.*	2,213	65,394
Carpenter Technology Corp.	929	54,765
Commercial Metals Co.	2,449	50,253
Total Iron & Steel		896,691
Building Materials - 5.7%
Vulcan Materials Co.	1,099	122,209
Martin Marietta Materials, Inc.	587	106,805
Eagle Materials, Inc.	771	65,720
Louisiana-Pacific Corp.	2,403	63,655
Summit Materials, Inc. — Class A*	2,573	46,777
Boise Cascade Co.	1,054	38,787
US Concrete, Inc.*,1	576	26,410
Total Building Materials		470,363
Commercial Services - 2.7%
Ecolab, Inc.	1,418	222,314
Forest Products & Paper - 2.4%
International Paper Co.	2,871	141,110
Domtar Corp.	1,123	58,587
Total Forest Products & Paper		199,697
Miscellaneous Manufacturing - 1.7%
AptarGroup, Inc.	784	84,468
Trinseo S.A.	767	60,056
Total Miscellaneous Manufacturing		144,524
Household Products & Housewares - 1.2%
Avery Dennison Corp.	917	99,357
Housewares - 0.8%
Scotts Miracle-Gro Co. — Class A	873	68,731
Coal - 0.5%
Warrior Met Coal, Inc.	1,485	40,154
Total Common Stocks
(Cost $4,647,226)		8,202,562

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 1.5%

JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$65,994	$65,994
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	32,607	32,607
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	21,738	21,738
Total Repurchase Agreements
(Cost $120,339)		120,339

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[4]	158,018	158,018
Total Securities Lending Collateral
(Cost $158,018)		158,018
Total Investments - 102.9%
(Cost $4,925,583)		$8,480,919
Other Assets & Liabilities, net - (2.9)%		(235,907)
Total Net Assets - 100.0%		$8,245,012

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$8,202,562	$—	$—	$8,202,562
Repurchase Agreements	—	120,339	—	120,339
Securities Lending Collateral	158,018	—	—	158,018
Total Assets	$8,360,580	$120,339	$—	$8,480,919

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.3%
Biotechnology - 69.9%
Amgen, Inc.	8,206	$1,701,022
Gilead Sciences, Inc.	19,215	1,483,590
Biogen, Inc.*	3,549	1,253,897
Celgene Corp.*	13,105	1,172,766
Illumina, Inc.*	2,957	1,085,396
Shire plc ADR	5,982	1,084,357
Vertex Pharmaceuticals, Inc.*	5,463	1,052,939
Regeneron Pharmaceuticals, Inc.*	2,460	993,938
Alexion Pharmaceuticals, Inc.*	6,129	851,992
BioMarin Pharmaceutical, Inc.*	6,067	588,317
Incyte Corp.*	8,119	560,861
Seattle Genetics, Inc.*	6,536	504,056
Exact Sciences Corp.*	5,761	454,658
Bio-Rad Laboratories, Inc. — Class A*	1,448	453,210
Bluebird Bio, Inc.*	2,826	412,596
Alnylam Pharmaceuticals, Inc.*	4,680	409,594
Ionis Pharmaceuticals, Inc.*	7,453	384,426
Sage Therapeutics, Inc.*	2,585	365,131
Ligand Pharmaceuticals, Inc. — Class B*	1,305	358,210
United Therapeutics Corp.*	2,717	347,450
Exelixis, Inc.*	19,545	346,337
Loxo Oncology, Inc.*	2,018	344,735
FibroGen, Inc.*	5,501	334,186
Intercept Pharmaceuticals, Inc.*	2,295	289,996
Blueprint Medicines Corp.*	3,568	278,518
Immunomedics, Inc.*	13,114	273,165
ACADIA Pharmaceuticals, Inc.*	12,657	262,759
Ultragenyx Pharmaceutical, Inc.*	3,422	261,236
Myriad Genetics, Inc.*	5,648	259,808
AnaptysBio, Inc.*	2,306	230,070
Spark Therapeutics, Inc.*	3,734	203,690
Amicus Therapeutics, Inc.*	16,818	203,330
Medicines Co.*,1	6,762	202,251
Sangamo Therapeutics, Inc.*	11,536	195,535
Puma Biotechnology, Inc.*	4,044	185,417
ImmunoGen, Inc.*	18,681	176,909
Editas Medicine, Inc.*	5,474	174,183
Spectrum Pharmaceuticals, Inc.*	10,130	170,184
Esperion Therapeutics, Inc.*,1	3,593	159,421
Dynavax Technologies Corp.*	10,605	131,502
Radius Health, Inc.*	7,005	124,689
Total Biotechnology		20,326,327
Pharmaceuticals - 25.1%
AbbVie, Inc.	18,749	1,773,280
Mylan N.V.*	16,736	612,538
Neurocrine Biosciences, Inc.*	3,982	489,587
Sarepta Therapeutics, Inc.*	3,016	487,114
Nektar Therapeutics*	7,980	486,461
Jazz Pharmaceuticals plc*	2,406	404,521
PRA Health Sciences, Inc.*	3,560	392,276
Alkermes plc*	8,361	354,841
Agios Pharmaceuticals, Inc.*	3,992	307,863
Horizon Pharma plc*	13,896	272,084
Array BioPharma, Inc.*	17,233	261,942
Ironwood Pharmaceuticals, Inc. — Class A*	13,718	253,234
Supernus Pharmaceuticals, Inc.*	4,680	235,638
TESARO, Inc.*,1	5,384	210,030
Pacira Pharmaceuticals, Inc.*	3,968	195,027
Global Blood Therapeutics, Inc.*	5,022	190,836
Portola Pharmaceuticals, Inc.*,1	7,119	189,579
Clovis Oncology, Inc.*	5,809	170,610
Total Pharmaceuticals		7,287,461
Healthcare-Services - 2.5%
Charles River Laboratories International, Inc.*	2,836	381,555
Syneos Health, Inc.*	6,684	344,560
Total Healthcare-Services		726,115
Healthcare-Products - 1.8%
Bio-Techne Corp.	1,993	406,791
MiMedx Group, Inc.*,1	19,670	121,561
Total Healthcare-Products		528,352
Total Common Stocks
(Cost $13,479,682)		28,868,255

RIGHTS††† - 0.0%
Clinical Data, Inc.*, 2	4,730	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 1.1%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$183,113	183,113
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	90,475	90,475
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	60,316	60,316
Total Repurchase Agreements
(Cost $333,904)		333,904

	Shares
SECURITIES LENDING COLLATERAL†,4 - 2.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[5]	675,219	675,219
Total Securities Lending Collateral
(Cost $675,219)		675,219
Total Investments - 102.7%
(Cost $14,488,805)		$29,877,378
Other Assets & Liabilities, net - (2.7)%		(789,192)
Total Net Assets - 100.0%		$29,088,186

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at September 30, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or less than 0.1% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of September 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$28,868,255	$—	$—		$28,868,255
Rights	—	—	—	*	—
Repurchase Agreements	—	333,904	—		333,904
Securities Lending Collateral	675,219	—	—		675,219
Total Assets	$29,543,474	$333,904	$—		$29,877,378

*	Includes securities with a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
MUTUAL FUNDS† - 52.6%
Guggenheim Strategy Fund II1	67,577	$1,688,072
Guggenheim Strategy Fund I1	66,952	1,677,153
Total Mutual Funds
(Cost $3,354,275)		3,365,225

	Face Amount
FEDERAL AGENCY NOTES†† - 6.2%
Fannie Mae[2]
1.13% due 12/14/18	$200,000	199,548
Federal Farm Credit Bank
2.16% (1 Month USD LIBOR - 0.05%, Rate Floor: 0.00%) due 01/23/19[3,7]	100,000	100,009
Freddie Mac[2]
1.75% due 05/30/19	100,000	99,501
Total Federal Agency Notes
(Cost $399,270)		399,058

U.S. TREASURY BILLS†† - 5.3%
U.S. Treasury Bills
2.00% due 10/25/18[4,5]	337,000	336,532
Total U.S. Treasury Bills
(Cost $336,534)		336,532

FEDERAL AGENCY DISCOUNT NOTES†† - 1.5%
Fannie Mae[2]
1.89% due 10/03/18[5]	95,000	94,990
Total Federal Agency Discount Notes
(Cost $94,990)		94,990

REPURCHASE AGREEMENTS††,6 - 34.5%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	1,212,335	1,212,335
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	599,005	599,005
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	399,337	399,337
Total Repurchase Agreements
(Cost $2,210,677)		2,210,677
Total Investments - 100.1%
(Cost $6,395,746)		$6,406,482
Other Assets & Liabilities, net - (0.1)%		(8,839)
Total Net Assets - 100.0%		$6,397,643

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	53	Oct 2018	$6,448,775	$259,440

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Variable rate security. Rate indicated is the rate effective at September 30, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Repurchase Agreements — See Note 4.
[7]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$3,365,225	$—	$—	$3,365,225
Federal Agency Notes	—	399,058	—	399,058
U.S. Treasury Bills	—	336,532	—	336,532
Federal Agency Discount Notes	—	94,990	—	94,990
Repurchase Agreements	—	2,210,677	—	2,210,677
Commodity Futures Contracts**	259,440	—	—	259,440
Total Assets	$3,624,665	$3,041,257	$—	$6,665,922

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$1,410,574	$3,267,734	$(3,000,000)	$(2,362)	$1,207	$1,677,153	66,952	$42,801
Guggenheim Strategy Fund II	1,419,739	2,871,959	(2,600,000)	(2,882)	(744)	1,688,072	67,577	47,031
	$2,830,313	$6,139,693	$(5,600,000)	$(5,244)	$463	$3,365,225		$89,832

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.2%
Food - 39.0%
Kraft Heinz Co.	6,883	$379,322
Mondelez International, Inc. — Class A	8,639	371,131
Sysco Corp.	4,012	293,879
General Mills, Inc.	5,492	235,717
Kroger Co.	7,986	232,472
Kellogg Co.	3,296	230,786
Tyson Foods, Inc. — Class A	3,792	225,738
Hormel Foods Corp.	5,553	218,788
Hershey Co.	2,144	218,688
McCormick & Company, Inc.	1,525	200,919
Conagra Brands, Inc.	4,930	167,472
JM Smucker Co.	1,551	159,148
Lamb Weston Holdings, Inc.	2,272	151,315
Campbell Soup Co.	4,121	150,952
Pinnacle Foods, Inc.	2,020	130,916
Ingredion, Inc.	1,238	129,940
US Foods Holding Corp.*	3,949	121,708
Post Holdings, Inc.*	1,240	121,570
Pilgrim's Pride Corp.*	5,442	98,446
Lancaster Colony Corp.	643	95,942
Flowers Foods, Inc.	5,024	93,748
Performance Food Group Co.*	2,679	89,211
Sprouts Farmers Market, Inc.*	3,241	88,836
Darling Ingredients, Inc.*	4,416	85,317
Hain Celestial Group, Inc.*	3,026	82,065
J&J Snack Foods Corp.	541	81,632
TreeHouse Foods, Inc.*	1,579	75,555
Sanderson Farms, Inc.	720	74,426
Cal-Maine Foods, Inc.	1,505	72,692
B&G Foods, Inc.[1]	2,213	60,747
Calavo Growers, Inc.[1]	615	59,409
United Natural Foods, Inc.*	1,883	56,396
Hostess Brands, Inc.*	5,000	55,350
SUPERVALU, Inc.*	1,648	53,099
Total Food		4,963,332
Beverages - 24.9%
Coca-Cola Co.	14,292	660,147
PepsiCo, Inc.	5,251	587,062
Constellation Brands, Inc. — Class A	1,404	302,730
Keurig Dr Pepper, Inc.	11,468	265,714
Monster Beverage Corp.*	4,504	262,493
Brown-Forman Corp. — Class B	4,693	237,231
Molson Coors Brewing Co. — Class B	2,713	166,850
Anheuser-Busch InBev S.A. ADR[1]	1,808	158,327
Coca-Cola European Partners plc	2,676	121,678
National Beverage Corp.*	971	113,238
Fomento Economico Mexicano SAB de CV ADR	1,053	104,215
Diageo plc ADR	727	102,994
Boston Beer Company, Inc. — Class A*	310	89,125
Total Beverages		3,171,804
Cosmetics & Personal Care - 13.5%
Procter & Gamble Co.	8,104	674,496
Colgate-Palmolive Co.	5,345	357,848
Estee Lauder Companies, Inc. — Class A	2,408	349,930
Coty, Inc. — Class A	11,575	145,382
Unilever N.V. — Class Y	1,976	109,767
Edgewell Personal Care Co.*,1	1,600	73,968
Total Cosmetics & Personal Care		1,711,391
Agriculture - 12.3%
Philip Morris International, Inc.	6,520	531,641
Altria Group, Inc.	8,293	500,151
Archer-Daniels-Midland Co.	4,989	250,797
Bunge Ltd.	2,178	149,650
British American Tobacco plc ADR	2,680	124,968
Total Agriculture		1,557,207
Household Products & Housewares - 5.4%
Kimberly-Clark Corp.	2,612	296,828
Clorox Co.	1,395	209,822
Church & Dwight Company, Inc.	3,069	182,206
Total Household Products & Housewares		688,856
Retail - 1.6%
Casey's General Stores, Inc.	807	104,192
Nu Skin Enterprises, Inc. — Class A	1,238	102,036
Total Retail		206,228
Pharmaceuticals - 1.1%
Herbalife Nutrition Ltd.*	2,522	137,575
Holding Companies-Diversified - 0.7%
Spectrum Brands Holdings, Inc.	1,214	90,710
Electrical Components & Equipment - 0.7%
Energizer Holdings, Inc.	1,470	86,215
Total Common Stocks
(Cost $7,485,141)		12,613,318

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$63,533	63,533
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	31,391	31,391
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	20,927	20,927
Total Repurchase Agreements
(Cost $115,851)		115,851

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[4]	265,620	$265,620
Total Securities Lending Collateral
(Cost $265,620)		265,620
Total Investments - 102.2%
(Cost $7,866,612)		$12,994,789
Other Assets & Liabilities, net - (2.2)%		(280,800)
Total Net Assets - 100.0%		$12,713,989

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,613,318	$—	$—	$12,613,318
Repurchase Agreements	—	115,851	—	115,851
Securities Lending Collateral	265,620	—	—	265,620
Total Assets	$12,878,938	$115,851	$—	$12,994,789

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 8.9%
Industrial - 2.0%
Boeing Co.	339	$126,074
3M Co.	339	71,430
Caterpillar, Inc.	339	51,694
United Technologies Corp.	339	47,396
Total Industrial		296,594
Financial - 1.7%
Goldman Sachs Group, Inc.	339	76,017
Visa, Inc. — Class A	339	50,880
Travelers Companies, Inc.	339	43,972
JPMorgan Chase & Co.	339	38,253
American Express Co.	339	36,100
Total Financial		245,222
Consumer, Non-cyclical - 1.5%
UnitedHealth Group, Inc.	339	90,188
Johnson & Johnson	339	46,839
Procter & Gamble Co.	339	28,215
Merck & Company, Inc.	339	24,049
Coca-Cola Co.	339	15,658
Pfizer, Inc.	339	14,940
Total Consumer, Non-cyclical		219,889
Consumer, Cyclical - 1.4%
Home Depot, Inc.	339	70,224
McDonald's Corp.	339	56,711
Walmart, Inc.	339	31,836
NIKE, Inc. — Class B	339	28,720
Walgreens Boots Alliance, Inc.	339	24,713
Total Consumer, Cyclical		212,204
Technology - 1.2%
Apple, Inc.	339	76,526
International Business Machines Corp.	339	51,260
Microsoft Corp.	339	38,772
Intel Corp.	339	16,031
Total Technology		182,589
Communications - 0.5%
Walt Disney Co.	339	39,643
Verizon Communications, Inc.	339	18,099
Cisco Systems, Inc.	339	16,492
Total Communications		74,234
Energy - 0.5%
Chevron Corp.	339	41,453
Exxon Mobil Corp.	339	28,822
Total Energy		70,275
Basic Materials - 0.1%
DowDuPont, Inc.	339	21,801
Total Common Stocks
(Cost $953,834)		1,322,808

MUTUAL FUNDS† - 56.9%
Guggenheim Strategy Fund II1	181,782	4,540,924
Guggenheim Strategy Fund I1	154,430	3,868,461
Total Mutual Funds
(Cost $8,388,648)		8,409,385

	Face Amount
U.S. TREASURY BILLS†† - 10.4%
U.S. Treasury Bills
2.11% due 12/13/18[2,3]	$1,500,000	1,493,533
2.00% due 10/25/18[3,4]	38,000	37,947
Total U.S. Treasury Bills
(Cost $1,531,467)		1,531,480

REPURCHASE AGREEMENTS††,5 - 22.9%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[2]	1,858,640	1,858,640
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[2]	918,339	918,339
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[2]	612,226	612,226
Total Repurchase Agreements
(Cost $3,389,205)		3,389,205
Total Investments - 99.1%
(Cost $14,263,154)		$14,652,878
Other Assets & Liabilities, net - 0.9%		129,220
Total Net Assets - 100.0%		$14,782,098

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average Index	2.70%	At Maturity	10/31/18	574	$15,185,115	$41,907
BNP Paribas	Dow Jones Industrial Average Index	2.76%	At Maturity	10/29/18	495	13,100,022	8,963
						$28,285,137	$50,870

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[5]	Repurchase Agreements — See Note 4.

plc — Public Limited Company

See Sector Classification in Other Information section.

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$1,322,808	$—	$—	$1,322,808
Mutual Funds	8,409,385	—	—	8,409,385
U.S. Treasury Bills	—	1,531,480	—	1,531,480
Repurchase Agreements	—	3,389,205	—	3,389,205
Equity Index Swap Agreements**	—	50,870	—	50,870
Total Assets	$9,732,193	$4,971,555	$—	$14,703,748

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$6,839,170	$9,379,101	$(12,350,000)	$179	$11	$3,868,461	154,430	$64,426
Guggenheim Strategy Fund II	6,953,642	3,123,019	(5,530,000)	(7,199)	1,462	4,540,924	181,782	118,375
	$13,792,812	$12,502,120	$(17,880,000)	$(7,020)	$1,473	$8,409,385		$182,801

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.6%
Semiconductors - 93.4%
Intel Corp.	11,345	$536,505
NVIDIA Corp.	1,753	492,628
Broadcom, Inc.	1,494	368,615
QUALCOMM, Inc.	5,116	368,505
Texas Instruments, Inc.	3,392	363,928
Micron Technology, Inc.*	5,629	254,600
Applied Materials, Inc.	5,699	220,266
Analog Devices, Inc.	2,235	206,648
Advanced Micro Devices, Inc.*	6,401	197,727
Lam Research Corp.	1,158	175,669
NXP Semiconductor N.V.	2,054	175,617
Xilinx, Inc.	2,042	163,707
Microchip Technology, Inc.[1]	1,903	150,166
KLA-Tencor Corp.	1,420	144,428
Skyworks Solutions, Inc.	1,580	143,322
Maxim Integrated Products, Inc.	2,470	139,283
Marvell Technology Group Ltd.	6,772	130,700
Taiwan Semiconductor Manufacturing Company Ltd. ADR	2,832	125,061
Qorvo, Inc.*	1,446	111,183
ASML Holding N.V. — Class G	538	101,155
ON Semiconductor Corp.*	5,330	98,232
Teradyne, Inc.	2,550	94,299
Integrated Device Technology, Inc.*	1,902	89,413
Monolithic Power Systems, Inc.	644	80,841
Cypress Semiconductor Corp.	5,394	78,159
Mellanox Technologies Ltd.*	1,050	77,122
MKS Instruments, Inc.	935	74,940
STMicroelectronics N.V. — Class Y1	4,050	74,277
Entegris, Inc.	2,527	73,157
Silicon Laboratories, Inc.*	772	70,870
Himax Technologies, Inc. ADR	11,834	69,584
Cree, Inc.*	1,797	68,052
Semtech Corp.*	1,223	67,999
Cabot Microelectronics Corp.	564	58,188
Brooks Automation, Inc.	1,655	57,975
Cirrus Logic, Inc.*	1,423	54,928
Advanced Energy Industries, Inc.*	999	51,598
Power Integrations, Inc.	753	47,590
Amkor Technology, Inc.*	6,375	47,111
Inphi Corp.*	1,235	46,905
Synaptics, Inc.*	1,002	45,711
MACOM Technology Solutions Holdings, Inc.*	1,936	39,882
Rambus, Inc.*	3,541	38,632
FormFactor, Inc.*	2,750	37,812
Xperi Corp.	2,061	30,606
SMART Global Holdings, Inc.*	990	28,453
Ultra Clean Holdings, Inc.*	2,015	25,288
Veeco Instruments, Inc.*	2,397	24,569
Total Semiconductors		6,221,906
Energy-Alternate Sources - 2.3%
First Solar, Inc.*	1,677	81,200
SolarEdge Technologies, Inc.*	1,980	74,547
Total Energy-Alternate Sources		155,747
Electrical Components & Equipment - 1.8%
Universal Display Corp.[1]	730	86,067
SunPower Corp. — Class A*,1	4,845	35,368
Total Electrical Components & Equipment		121,435
Chemicals - 1.1%
Versum Materials, Inc.	1,990	71,660
Miscellaneous Manufacturing - 0.6%
Ambarella, Inc.*,1	1,055	40,807
Machinery-Diversified - 0.4%
Ichor Holdings Ltd.*,1	1,280	26,138
Total Common Stocks
(Cost $3,241,587)		6,637,693

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$27,353	27,353
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	13,515	13,515
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	9,010	9,010
Total Repurchase Agreements
(Cost $49,878)		49,878

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[4]	316,667	316,667
Total Securities Lending Collateral
(Cost $316,667)		316,667
Total Investments - 105.1%
(Cost $3,608,132)		$7,004,238
Other Assets & Liabilities, net - (5.1)%		(338,382)
Total Net Assets - 100.0%		$6,665,856

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,637,693	$—	$—	$6,637,693
Repurchase Agreements	—	49,878	—	49,878
Securities Lending Collateral	316,667	—	—	316,667
Total Assets	$6,954,360	$49,878	$—	$7,004,238

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas - 74.0%
Exxon Mobil Corp.	11,493	$977,135
Chevron Corp.	6,480	792,374
ConocoPhillips	6,417	496,676
EOG Resources, Inc.	3,590	457,976
Occidental Petroleum Corp.	5,071	416,684
Phillips 66	3,405	383,812
Valero Energy Corp.	3,291	374,351
Marathon Petroleum Corp.	3,936	314,762
Anadarko Petroleum Corp.	4,645	313,119
Concho Resources, Inc.*	1,935	295,571
Pioneer Natural Resources Co.	1,640	285,672
Continental Resources, Inc.*	3,978	271,618
Andeavor	1,661	254,964
Petroleo Brasileiro S.A. ADR	19,945	240,736
Hess Corp.	3,361	240,580
Marathon Oil Corp.	10,187	237,153
BP plc ADR	5,055	233,035
Devon Energy Corp.	5,774	230,614
Apache Corp.	4,647	221,522
Noble Energy, Inc.	6,523	203,452
Diamondback Energy, Inc.	1,422	192,240
HollyFrontier Corp.	2,745	191,876
Royal Dutch Shell plc — Class A ADR	2,728	185,886
Equities Corp.	3,775	166,968
Suncor Energy, Inc.	4,185	161,918
Cabot Oil & Gas Corp. — Class A	7,093	159,734
Parsley Energy, Inc. — Class A*	5,385	157,511
WPX Energy, Inc.*	7,736	155,648
Encana Corp.	11,754	154,095
Energen Corp.*	1,769	152,435
Cimarex Energy Co.	1,634	151,864
Canadian Natural Resources Ltd.	4,529	147,917
Helmerich & Payne, Inc.	2,061	141,735
PBF Energy, Inc. — Class A	2,715	135,506
Transocean Ltd.*,1	9,578	133,613
Centennial Resource Development, Inc. — Class A*	5,926	129,483
Murphy Oil Corp.	3,770	125,692
Newfield Exploration Co.*	4,201	121,115
Whiting Petroleum Corp.*	2,204	116,900
Oasis Petroleum, Inc.*	8,042	114,036
Antero Resources Corp.*	6,351	112,476
Matador Resources Co.*	3,070	101,464
Range Resources Corp.	5,880	99,901
SM Energy Co.	3,138	98,941
Patterson-UTI Energy, Inc.	5,680	97,185
Delek US Holdings, Inc.	2,274	96,486
PDC Energy, Inc.*	1,903	93,171
CNX Resources Corp.*	6,157	88,107
Diamond Offshore Drilling, Inc.*,1	4,399	87,980
California Resources Corp.*	1,780	86,383
QEP Resources, Inc.*	7,579	85,794
Callon Petroleum Co.*	7,120	85,369
Southwestern Energy Co.*	16,169	82,624
Rowan Companies plc — Class A*	4,381	82,494
Carrizo Oil & Gas, Inc.*	3,048	76,810
SRC Energy, Inc.*	8,509	75,645
Extraction Oil & Gas, Inc.*	6,557	74,029
Nabors Industries Ltd.	11,894	73,267
Laredo Petroleum, Inc.*	8,277	67,623
Gulfport Energy Corp.*	6,191	64,448
Total Oil & Gas		11,968,175
Oil & Gas Services - 13.1%
Schlumberger Ltd.	7,692	468,597
Baker Hughes a GE Co.	9,357	316,547
Halliburton Co.	7,536	305,434
National Oilwell Varco, Inc.	4,930	212,384
TechnipFMC plc	5,064	158,250
Core Laboratories N.V.	1,114	129,035
RPC, Inc.[1]	6,153	95,249
McDermott International, Inc.*	4,961	91,431
Oceaneering International, Inc.*	3,113	85,919
Dril-Quip, Inc.*	1,436	75,031
Superior Energy Services, Inc.*	6,601	64,294
US Silica Holdings, Inc.[1]	3,301	62,158
ProPetro Holding Corp.*	3,715	61,260
Total Oil & Gas Services		2,125,589
Pipelines - 10.7%
Kinder Morgan, Inc.	18,218	323,005
Williams Companies, Inc.	10,703	291,015
ONEOK, Inc.	4,004	271,431
Cheniere Energy, Inc.*	3,095	215,071
Targa Resources Corp.	3,305	186,105
Enbridge, Inc.	4,654	150,278
TransCanada Corp.	3,020	122,189
Plains GP Holdings, LP — Class A*	4,225	103,639
SemGroup Corp. — Class A	3,246	71,574
Total Pipelines		1,734,307
Metal Fabricate & Hardware - 0.8%
Tenaris S.A. ADR	3,875	129,890
Coal - 0.6%
Peabody Energy Corp.	2,838	101,146
Energy-Alternate Sources - 0.3%
Green Plains, Inc.	2,263	38,924
Total Common Stocks
(Cost $7,788,762)		16,098,031

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$57,639	57,639
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	28,479	28,479
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	18,986	18,986
Total Repurchase Agreements
(Cost $105,104)		105,104

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 1.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[4]	277,162	$277,162
Total Securities Lending Collateral
(Cost $277,162)		277,162
Total Investments - 101.9%
(Cost $8,171,028)		$16,480,297
Other Assets & Liabilities, net - (1.9)%		(306,029)
Total Net Assets - 100.0%		$16,174,268

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,098,031	$—	$—	$16,098,031
Repurchase Agreements	—	105,104	—	105,104
Securities Lending Collateral	277,162	—	—	277,162
Total Assets	$16,375,193	$105,104	$—	$16,480,297

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 71.1%
Schlumberger Ltd.	13,320	$811,454
Baker Hughes a GE Co.	16,195	547,877
Halliburton Co.	13,047	528,795
National Oilwell Varco, Inc.	8,535	367,688
TechnipFMC plc	5,503	171,969
RPC, Inc.[1]	10,638	164,676
Apergy Corp.*	3,720	162,043
McDermott International, Inc.*	8,581	158,148
Oceaneering International, Inc.*	5,378	148,433
Liberty Oilfield Services, Inc. — Class A1	6,490	139,989
Core Laboratories N.V.	1,206	139,691
Dril-Quip, Inc.*	2,497	130,468
Oil States International, Inc.*	3,807	126,392
Archrock, Inc.	9,270	113,094
Superior Energy Services, Inc.*	11,430	111,328
US Silica Holdings, Inc.[1]	5,721	107,727
C&J Energy Services, Inc.*	5,119	106,475
ProPetro Holding Corp.*	6,432	106,064
Keane Group, Inc.*	8,450	104,527
Forum Energy Technologies, Inc.*	8,881	91,918
Total Oil & Gas Services		4,338,756
Oil & Gas - 23.6%
Helmerich & Payne, Inc.	3,570	245,509
Transocean Ltd.*,1	16,579	231,277
Patterson-UTI Energy, Inc.	9,838	168,328
Ensco plc — Class A	19,470	164,327
Diamond Offshore Drilling, Inc.*,1	7,605	152,100
Rowan Companies plc — Class A*	7,585	142,826
Nabors Industries Ltd.	20,588	126,822
Unit Corp.*	3,990	103,979
Mammoth Energy Services, Inc.	3,530	102,723
Total Oil & Gas		1,437,891
Machinery-Diversified - 2.5%
Cactus, Inc. — Class A*	3,952	151,282
Metal Fabricate & Hardware - 2.3%
Tenaris S.A. ADR	4,204	140,918
Total Common Stocks
(Cost $3,754,970)		6,068,847

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$22,501	22,501
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	11,118	11,118
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	7,412	7,412
Total Repurchase Agreements
(Cost $41,031)		41,031

	Shares
SECURITIES LENDING COLLATERAL†,3 - 9.8%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[4]	595,053	595,053
Total Securities Lending Collateral
(Cost $595,053)		595,053
Total Investments - 110.0%
(Cost $4,391,054)		$6,704,931
Other Assets & Liabilities, net - (10.0)%		(607,117)
Total Net Assets - 100.0%		$6,097,814

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,068,847	$—	$—	$6,068,847
Repurchase Agreements	—	41,031	—	41,031
Securities Lending Collateral	595,053	—	—	595,053
Total Assets	$6,663,900	$41,031	$—	$6,704,931

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9%
Consumer, Non-cyclical - 5.8%
Nestle S.A. ADR	430	$35,776
Novartis AG ADR	358	30,845
Roche Holding AG ADR	793	23,917
British American Tobacco plc ADR	323	15,061
Sanofi ADR	320	14,294
GlaxoSmithKline plc ADR	347	13,939
AstraZeneca plc ADR	351	13,889
Diageo plc ADR	87	12,325
Unilever N.V. — Class Y	213	11,832
Bayer AG ADR	525	11,624
Novo Nordisk A/S ADR	246	11,597
Anheuser-Busch InBev S.A. ADR[1]	120	10,509
Reckitt Benckiser Group plc ADR	514	9,427
Unilever plc ADR	168	9,235
L'Oreal S.A. ADR	172	8,279
Total Consumer, Non-cyclical		232,549
Financial - 3.1%
HSBC Holdings plc ADR	562	24,722
Allianz SE ADR	606	13,432
Banco Santander S.A. ADR	2,268	11,340
BNP Paribas S.A. ADR	325	9,893
UBS Group AG*	542	8,526
Prudential plc ADR	182	8,352
AXA S.A. ADR	292	7,811
Lloyds Banking Group plc ADR	2,504	7,612
ING Groep N.V. ADR	546	7,082
Zurich Insurance Group AG ADR	213	6,706
Banco Bilbao Vizcaya Argentaria S.A. ADR	940	5,922
Intesa Sanpaolo SpA ADR[1]	382	5,856
Barclays plc ADR[1]	555	4,967
Total Financial		122,221
Energy - 1.9%
Total S.A. ADR[1]	375	24,146
Royal Dutch Shell plc — Class A ADR	321	21,873
BP plc ADR	466	21,483
Eni SpA ADR	179	6,741
Total Energy		74,243
Industrial - 1.3%
Siemens AG ADR	239	15,262
Airbus SE ADR	323	10,102
Vinci S.A. ADR	315	7,470
Safran S.A. ADR	202	7,054
ABB Ltd. ADR	258	6,096
Schneider Electric SE ADR	379	6,050
Total Industrial		52,034
Basic Materials - 0.9%
BASF SE ADR	518	11,505
Rio Tinto plc ADR	157	8,010
Air Liquide S.A. ADR	303	7,937
Glencore plc ADR	854	7,323
Total Basic Materials		34,775
Technology - 0.8%
SAP SE ADR	153	18,819
ASML Holding N.V. — Class G	61	11,469
Total Technology		30,288
Consumer, Cyclical - 0.5%
LVMH Moet Hennessy Louis Vuitton SE ADR	189	13,323
Daimler AG ADR	505	7,928
Total Consumer, Cyclical		21,251
Communications - 0.5%
Vodafone Group plc ADR	371	8,051
Deutsche Telekom AG ADR	459	7,355
Telefonica S.A. ADR	658	5,172
Total Communications		20,578
Utilities - 0.1%
National Grid plc ADR	95	4,927
Total Common Stocks
(Cost $521,316)		592,866

MUTUAL FUNDS† - 63.7%
Guggenheim Strategy Fund II2	50,801	1,269,011
Guggenheim Strategy Fund I2	50,593	1,267,358
Total Mutual Funds
(Cost $2,534,634)		2,536,369

	Face Amount
U.S. TREASURY BILLS†† - 8.5%
U.S. Treasury Bills
2.00% due 10/25/18[3,4]	$338,000	337,531
Total U.S. Treasury Bills
(Cost $337,532)		337,531

REPURCHASE AGREEMENTS††,5 - 9.5%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	206,918	206,918
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	102,237	102,237
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	68,158	68,158
Total Repurchase Agreements
(Cost $377,313)		377,313

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.9%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[7]	35,672	35,672
Total Securities Lending Collateral
(Cost $35,672)		35,672
Total Investments - 97.5%
(Cost $3,806,467)		$3,879,751
Other Assets & Liabilities, net - 2.5%		100,491
Total Net Assets - 100.0%		$3,980,242

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
STOXX Europe 50 Index Futures Contracts	123	Dec 2018	$4,351,846	$36,321
Currency Futures Contracts Purchased†
Euro FX Futures Contracts	30	Dec 2018	4,380,000	(16,727)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	Securities lending collateral — See Note 5.
[7]	Rate indicated is the 7-day yield as of September 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$592,866	$—	$—	$592,866
Mutual Funds	2,536,369	—	—	2,536,369
U.S. Treasury Bills	—	337,531	—	337,531
Repurchase Agreements	—	377,313	—	377,313
Securities Lending Collateral	35,672	—	—	35,672
Equity Futures Contracts**	36,321	—	—	36,321
Total Assets	$3,201,228	$714,844	$—	$3,916,072

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$16,727	$—	$—	$16,727

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$266,751	$1,950,879	$(950,000)	$(403)	$131	$1,267,358	50,593	$15,891
Guggenheim Strategy Fund II	906,537	763,825	(400,000)	(133)	(1,218)	1,269,011	50,801	23,871
	$1,173,288	$2,714,704	$(1,350,000)	$(536)	$(1,087)	$2,536,369		$39,762

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 98.9%
Banks - 30.2%
JPMorgan Chase & Co.	2,721	$307,038
Bank of America Corp.	9,146	269,441
Wells Fargo & Co.	4,828	253,760
Citigroup, Inc.	2,933	210,413
U.S. Bancorp	2,802	147,974
Goldman Sachs Group, Inc.	656	147,101
Morgan Stanley	3,004	139,896
PNC Financial Services Group, Inc.	914	124,478
Bank of New York Mellon Corp.	2,222	113,300
Capital One Financial Corp.	1,122	106,511
BB&T Corp.	1,988	96,498
SunTrust Banks, Inc.	1,314	87,762
State Street Corp.	1,046	87,634
M&T Bank Corp.	471	77,498
Northern Trust Corp.	740	75,576
KeyCorp	3,666	72,917
Regions Financial Corp.	3,870	71,015
Citizens Financial Group, Inc.	1,754	67,652
Fifth Third Bancorp	2,416	67,455
Huntington Bancshares, Inc.	4,267	63,664
SVB Financial Group*	204	63,409
First Republic Bank	657	63,072
Comerica, Inc.	688	62,058
Toronto-Dominion Bank	960	58,368
Popular, Inc.	1,117	57,246
ICICI Bank Ltd. ADR	6,707	56,942
HSBC Holdings plc ADR	1,288	56,659
Zions Bancorp North America	996	49,949
East West Bancorp, Inc.	777	46,907
Commerce Bancshares, Inc.	637	42,055
Cullen/Frost Bankers, Inc.	391	40,836
Signature Bank	351	40,309
CIT Group, Inc.	740	38,191
PacWest Bancorp	798	38,025
First Horizon National Corp.	2,157	37,230
Synovus Financial Corp.	806	36,907
Bank OZK	919	34,885
Wintrust Financial Corp.	407	34,571
Pinnacle Financial Partners, Inc.	568	34,165
Umpqua Holdings Corp.	1,629	33,883
IBERIABANK Corp.	415	33,760
Texas Capital Bancshares, Inc.*	387	31,986
Hancock Whitney Corp.	671	31,906
United Bankshares, Inc.	849	30,861
Home BancShares, Inc.	1,397	30,594
Total Banks		3,672,357
REITs - 27.1%
American Tower Corp. — Class A	893	129,753
Simon Property Group, Inc.	689	121,781
Crown Castle International Corp.	1,002	111,553
Prologis, Inc.	1,612	109,277
Public Storage	481	96,984
Equinix, Inc.	219	94,803
AvalonBay Communities, Inc.	452	81,880
Equity Residential	1,226	81,235
Weyerhaeuser Co.	2,494	80,481
Welltower, Inc.	1,251	80,464
Digital Realty Trust, Inc.	696	78,286
Boston Properties, Inc.	582	71,638
Ventas, Inc.	1,307	71,075
SBA Communications Corp.*	441	70,838
Essex Property Trust, Inc.	273	67,352
Realty Income Corp.	1,183	67,301
Host Hotels & Resorts, Inc.	3,105	65,515
Vornado Realty Trust	837	61,101
Alexandria Real Estate Equities, Inc.	475	59,750
Annaly Capital Management, Inc.	5,809	59,426
HCP, Inc.	2,222	58,483
Invitation Homes, Inc.	2,477	56,748
Mid-America Apartment Communities, Inc.	554	55,500
Regency Centers Corp.	850	54,969
UDR, Inc.	1,347	54,459
Extra Space Storage, Inc.	626	54,237
Duke Realty Corp.	1,854	52,598
Iron Mountain, Inc.	1,509	52,091
Federal Realty Investment Trust	398	50,335
AGNC Investment Corp.	2,630	48,997
SL Green Realty Corp.	501	48,863
Camden Property Trust	518	48,469
Macerich Co.	833	46,057
Gaming and Leisure Properties, Inc.	1,304	45,966
Lamar Advertising Co. — Class A	588	45,746
Kilroy Realty Corp.	638	45,738
National Retail Properties, Inc.	1,001	44,865
Kimco Realty Corp.	2,666	44,629
VEREIT, Inc.	6,054	43,952
Apartment Investment & Management Co. — Class A	982	43,336
Omega Healthcare Investors, Inc.	1,307	42,830
Park Hotels & Resorts, Inc.	1,294	42,469
Liberty Property Trust	981	41,447
American Homes 4 Rent — Class A	1,890	41,372
CyrusOne, Inc.	635	40,259
STORE Capital Corp.	1,433	39,823
Brixmor Property Group, Inc.	2,200	38,522
CubeSmart	1,322	37,717
Hospitality Properties Trust	1,253	36,136
Sabra Health Care REIT, Inc.	1,459	33,732
Senior Housing Properties Trust	1,910	33,540
LaSalle Hotel Properties	941	32,549
Sunstone Hotel Investors, Inc.	1,949	31,886
Taubman Centers, Inc.	531	31,770
Spirit Realty Capital, Inc.	3,835	30,910
Uniti Group, Inc.	1,533	30,890
DDR Corp.	1,927	25,803
PotlatchDeltic Corp.	615	25,184
Total REITs		3,293,370
Insurance - 19.4%
Berkshire Hathaway, Inc. — Class B*	1,722	368,697
American International Group, Inc.	2,095	111,538
MetLife, Inc.	2,328	108,764

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Insurance - 19.4% (continued)
Progressive Corp.	1,495	$106,205
Marsh & McLennan Companies, Inc.	1,254	103,731
Prudential Financial, Inc.	1,013	102,637
Aflac, Inc.	2,067	97,294
Chubb Ltd.	712	95,152
Travelers Companies, Inc.	730	94,688
Allstate Corp.	958	94,555
Willis Towers Watson plc	509	71,738
Hartford Financial Services Group, Inc.	1,374	68,645
Aon plc	432	66,433
Principal Financial Group, Inc.	1,132	66,324
Arch Capital Group Ltd.*	2,192	65,344
Loews Corp.	1,272	63,893
Lincoln National Corp.	896	60,623
Arthur J Gallagher & Co.	801	59,626
Everest Re Group Ltd.	257	58,717
Cincinnati Financial Corp.	749	57,531
Athene Holding Ltd. — Class A*	981	50,678
Torchmark Corp.	580	50,280
Reinsurance Group of America, Inc. — Class A	340	49,150
Unum Group	1,209	47,236
Voya Financial, Inc.	920	45,696
Assurant, Inc.	400	43,180
Old Republic International Corp.	1,883	42,142
First American Financial Corp.	765	39,466
Brighthouse Financial, Inc.*	834	36,896
MGIC Investment Corp.*	2,731	36,350
Total Insurance		2,363,209
Diversified Financial Services - 15.9%
American Express Co.	1,439	153,239
BlackRock, Inc. — Class A	291	137,157
Charles Schwab Corp.	2,608	128,183
CME Group, Inc. — Class A	723	123,062
Intercontinental Exchange, Inc.	1,413	105,820
TD Ameritrade Holding Corp.	1,635	86,377
T. Rowe Price Group, Inc.	760	82,977
Discover Financial Services	1,069	81,725
Synchrony Financial	2,431	75,556
Interactive Brokers Group, Inc. — Class A	1,353	74,834
Ameriprise Financial, Inc.	497	73,387
Franklin Resources, Inc.	2,056	62,523
Nasdaq, Inc.	701	60,146
E*TRADE Financial Corp.*	1,108	58,048
Raymond James Financial, Inc.	629	57,899
Ally Financial, Inc.	2,012	53,217
Cboe Global Markets, Inc.	531	50,955
SEI Investments Co.	827	50,530
Invesco Ltd.	2,113	48,345
Credit Acceptance Corp.*	109	47,750
Affiliated Managers Group, Inc.	314	42,930
Jefferies Financial Group, Inc.	1,934	42,471
BGC Partners, Inc. — Class A	3,363	39,751
LPL Financial Holdings, Inc.	590	38,061
SLM Corp.*	3,122	34,810
Evercore, Inc. — Class A	328	32,980
Navient Corp.	2,219	29,912
LendingTree, Inc.*,1	125	28,763
Federated Investors, Inc. — Class B	1,029	24,819
Total Diversified Financial Services		1,926,227
Commercial Services - 2.0%
S&P Global, Inc.	571	111,568
Moody's Corp.	542	90,622
MarketAxess Holdings, Inc.	239	42,659
Total Commercial Services		244,849
Savings & Loans - 1.2%
People's United Financial, Inc.	2,265	38,777
New York Community Bancorp, Inc.	3,440	35,673
Sterling Bancorp	1,601	35,222
Investors Bancorp, Inc.	2,506	30,748
Total Savings & Loans		140,420
Real Estate - 1.1%
CBRE Group, Inc. — Class A*	1,438	63,416
Jones Lang LaSalle, Inc.	295	42,574
Realogy Holdings Corp.[1]	1,317	27,183
Total Real Estate		133,173
Private Equity - 0.6%
KKR & Company, Inc. — Class A	2,780	75,811
Software - 0.6%
MSCI, Inc. — Class A	371	65,819
Media - 0.4%
FactSet Research Systems, Inc.	209	46,755
Investment Companies - 0.4%
Ares Capital Corp.	2,606	44,797
Total Common Stocks
(Cost $7,572,946)		12,006,787

PREFERRED STOCKS† - 0.6%
Banks - 0.6%
Itau Unibanco Holding S.A. ADR	6,482	71,172
Total Preferred Stocks
(Cost $53,570)		71,172

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$49,354	49,354
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	24,385	24,385
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	16,257	16,257
Total Repurchase Agreements
(Cost $89,996)		89,996

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[4]	42,423	$42,423
Total Securities Lending Collateral
(Cost $42,423)		42,423
Total Investments - 100.5%
(Cost $7,758,935)		$12,210,378
Other Assets & Liabilities, net - (0.5)%		(59,122)
Total Net Assets - 100.0%		$12,151,256

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,006,787	$—	$—	$12,006,787
Preferred Stocks	71,172	—	—	71,172
Repurchase Agreements	—	89,996	—	89,996
Securities Lending Collateral	42,423	—	—	42,423
Total Assets	$12,120,382	$89,996	$—	$12,210,378

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
MUTUAL FUNDS† - 78.4%
Guggenheim Variable Insurance Strategy Fund III[1]	227,821	$5,713,744
Guggenheim Strategy Fund II1	96,274	2,404,928
Guggenheim Strategy Fund I1	72,677	1,820,569
Guggenheim Strategy Fund III[1]	66,384	1,659,590
Total Mutual Funds
(Cost $11,519,070)		11,598,831

	Face Amount
U.S. TREASURY BILLS†† - 14.2%
U.S. Treasury Bills
2.00% due 10/25/18[2,3]	$2,101,000	2,098,085
Total U.S. Treasury Bills
(Cost $2,098,094)		2,098,085

REPURCHASE AGREEMENTS††,4 - 6.5%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	526,894	526,894
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	260,334	260,334
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	173,556	173,556
Total Repurchase Agreements
(Cost $960,784)		960,784
Total Investments - 99.1%
(Cost $14,577,948)		$14,657,700
Other Assets & Liabilities, net - 0.9%		132,520
Total Net Assets - 100.0%		$14,790,220

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei 225 (OSE) Index Futures Contracts††	4	Dec 2018	$849,498	$40,376
Dow Jones Industrial Average Index Mini Futures Contracts	18	Dec 2018	2,382,840	36,263
NASDAQ-100 Index Mini Futures Contracts	9	Dec 2018	1,378,215	25,951
Tokyo Stock Price Index Futures Contracts	2	Dec 2018	319,838	13,244
CAC 40 10 Euro Index Futures Contracts	17	Oct 2018	1,082,437	12,035
Amsterdam Index Futures Contracts	8	Oct 2018	1,019,972	7,602
S&P 500 Index Mini Futures Contracts	9	Dec 2018	1,313,550	4,773
FTSE 100 Index Futures Contracts	8	Dec 2018	778,542	3,866
OMX Stockholm 30 Index Futures Contracts††	11	Oct 2018	204,673	3,507
MSCI Taiwan Stock Index Futures Contracts	13	Oct 2018	532,610	2,465
S&P/TSX 60 IX Index Futures Contracts	3	Dec 2018	441,660	369
CBOE Volatility Index Futures Contracts	15	Dec 2018	228,300	(3,016)
Russell 2000 Index Mini Futures Contracts	11	Dec 2018	935,715	(3,222)
SPI 200 Index Futures Contracts	13	Dec 2018	1,449,274	(3,450)
S&P MidCap 400 Index Mini Futures Contracts	3	Dec 2018	607,620	(6,725)
CBOE Volatility Index Futures Contracts	30	Nov 2018	448,800	(6,932)
			$13,973,544	$127,106

Commodity Futures Contracts Purchased†
Brent Crude Futures Contracts	9	Dec 2018	$745,830	$31,698
WTI Crude Futures Contracts	8	Nov 2018	587,760	24,942
Low Sulphur Gas Oil Futures Contracts	8	Nov 2018	578,400	21,312
NY Harbor ULSD Futures Contracts	1	Nov 2018	98,700	3,655
Cattle Feeder Futures Contracts	3	Nov 2018	237,075	2,816
LME Nickel Futures Contracts	1	Nov 2018	75,372	(7)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
Cotton #2 Futures Contracts	1	Dec 2018	$38,205	$(1,083)
Hard Red Winter Wheat Futures Contracts	7	Dec 2018	179,638	(11,500)
			$2,540,980	$71,833

Currency Futures Contracts Purchased†
Mexican Peso Futures Contracts	19	Dec 2018	$501,505	$4,466
New Zealand Dollar Futures Contracts	4	Dec 2018	265,240	3,434
			$766,745	$7,900

Interest Rate Futures Contracts Purchased†
Euro - 30 year Bond Futures Contracts	1	Dec 2018	$202,322	$2,443
Australian Government 3 Year Bond Futures Contracts	9	Dec 2018	724,151	1,001
U.S. Treasury Ultra Long Bond Futures Contracts	1	Dec 2018	154,250	873
Euro - Bobl Futures Contracts	3	Dec 2018	455,434	(1,723)
Australian Government 10 Year Bond Futures Contracts	55	Dec 2018	5,122,705	(2,112)
Euro - Bund Futures Contracts	2	Dec 2018	368,974	(2,139)
Long Gilt Futures Contracts††	12	Dec 2018	1,892,868	(7,089)
Euro - OATS Futures Contracts	23	Dec 2018	4,034,348	(28,725)
			$12,955,052	$(37,471)

Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	126	Dec 2018	$14,174,016	$68,252
U.S. Treasury 10 Year Note Futures Contracts	68	Dec 2018	8,079,250	57,945
Canadian Government 10 Year Bond Futures Contracts	48	Dec 2018	4,930,835	34,628
U.S. Treasury 2 Year Note Futures Contracts	75	Dec 2018	15,806,250	22,022
U.S. Treasury Long Bond Futures Contracts	9	Dec 2018	1,264,500	9,841
Euro - BTP Italian Government Bond Futures Contracts††	4	Dec 2018	575,151	(13)
Euro - Schatz Futures Contracts	63	Dec 2018	8,178,222	(2,140)
			$53,008,224	$190,535

Commodity Futures Contracts Sold Short†
Coffee 'C' Futures Contracts	21	Dec 2018	$806,794	$37,907
Soybean Futures Contracts	15	Nov 2018	633,188	29,837
Soybean Oil Futures Contracts	24	Dec 2018	417,312	23,491
Gold 100 oz. Futures Contracts	5	Dec 2018	597,800	15,750
Wheat Futures Contracts	3	Dec 2018	76,575	5,172
Cocoa Futures Contracts	5	Dec 2018	103,300	4,608
Silver Futures Contracts	7	Dec 2018	512,925	4,188
Soybean Meal Futures Contracts	8	Dec 2018	247,040	1,557
Sugar #11 Futures Contracts	1	Mar 2019	12,432	1,374
LME Primary Aluminum Futures Contracts	5	Nov 2018	258,625	(1,628)
Lean Hogs Futures Contracts	2	Dec 2018	46,300	(1,806)
LME Lead Futures Contracts	7	Nov 2018	356,020	(3,366)
Copper Futures Contracts	4	Dec 2018	280,500	(3,431)
Platinum Futures Contracts	3	Jan 2019	122,790	(4,014)
Live Cattle Futures Contracts	5	Dec 2018	237,950	(5,685)
LME Zinc Futures Contracts	3	Nov 2018	198,450	(20,653)
			$4,908,001	$83,301

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	29	Oct 2018	$407,450	$41,413
IBEX 35 Index Futures Contracts††	10	Oct 2018	1,082,442	14,305
Euro STOXX 50 Index Futures Contracts	3	Dec 2018	117,847	1,796
FTSE MIB Index Futures Contracts††	2	Dec 2018	239,027	1,258
FTSE/JSE TOP 40 Index Futures Contracts††	1	Dec 2018	35,358	705
DAX Index Futures Contracts	4	Dec 2018	1,418,254	232
MSCI EAFE Index Mini Futures Contracts	2	Dec 2018	104,970	(4,047)

Global Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Sold Short† (continued)
HSCEI Index Futures Contracts††	8	Oct 2018	$560,796	$(4,882)
			$3,966,144	$50,780

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	27	Dec 2018	$3,463,088	$43,581
Japanese Yen Futures Contracts	19	Dec 2018	2,102,112	38,050
Euro FX Futures Contracts	1	Dec 2018	146,000	2,185
British Pound Futures Contracts	15	Dec 2018	1,226,156	1,536
Canadian Dollar Futures Contracts	17	Dec 2018	1,318,010	(8,343)
Australian Dollar Futures Contracts	37	Dec 2018	2,676,210	(35,280)
			$10,931,576	$41,729

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Affiliated issuer.
2	All or a portion of this security is pledged as futures collateral at September 30, 2018.
3	Rate indicated is the effective yield at the time of purchase.
4	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$11,598,831	$—	$—	$11,598,831
U.S. Treasury Bills	—	2,098,085	—	2,098,085
Repurchase Agreements	—	960,784	—	960,784
Equity Futures Contracts**	150,009	60,151	—	210,160
Commodity Futures Contracts**	208,307	—	—	208,307
Interest Rate Futures Contracts**	197,005	—	—	197,005
Currency Futures Contracts**	93,252	—	—	93,252
Total Assets	$12,247,404	$3,119,020	$—	$15,366,424

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$53,173	$—	$—	$53,173
Interest Rate Futures Contracts**	36,839	7,102	—	43,941
Currency Futures Contracts**	43,623	—	—	43,623
Equity Futures Contracts**	27,392	4,882	—	32,274
Total Liabilities	$161,027	$11,984	$—	$173,011

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund I	$1,786,058	$35,227	$–	$–	$(716)	$1,820,569	$72,677	$35,312	$–
Guggenheim Strategy Fund II	3,349,880	57,520	(1,000,000)	5,436	(7,908)	2,404,928	96,274	57,691	–
Guggenheim Strategy Fund III	1,627,129	33,777	–	–	(1,316)	1,659,590	66,384	33,855	–
Guggenheim Variable Insurance Strategy Fund III	5,897,587	124,022	(300,000)	(629)	(7,236)	5,713,744	227,821	123,706	633
	$12,660,654	$250,546	$(1,300,000)	$4,807	$(17,176)	$11,598,831		$250,564	$633

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
MUTUAL FUNDS† - 25.3%
Guggenheim Strategy Fund I1	51,210	$1,282,816
Guggenheim Strategy Fund II1	42,069	1,050,882
Total Mutual Funds
(Cost $2,328,062)		2,333,698

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 46.8%
U.S. Treasury Bond
3.00% due 08/15/48	$4,500,000	4,329,141
Total U.S. Government Securities
(Cost $4,346,794)		4,329,141

FEDERAL AGENCY DISCOUNT NOTES†† - 3.2%
Fannie Mae[2]
1.89% due 10/03/18[3]	300,000	299,967
Total Federal Agency Discount Notes
(Cost $299,967)		299,967

U.S. TREASURY BILLS†† - 1.4%
U.S. Treasury Bills
2.00% due 10/25/18[3,4]	127,000	126,824
Total U.S. Treasury Bills
(Cost $126,824)		126,824

REPURCHASE AGREEMENTS††,5 - 25.1%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	1,272,114	1,272,114
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	628,541	628,541
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	419,027	419,027
Total Repurchase Agreements
(Cost $2,319,682)		2,319,682
Total Investments - 101.8%
(Cost $9,421,329)		$9,409,312
Other Assets & Liabilities, net - (1.8)%		(167,081)
Total Net Assets - 100.0%		$9,242,231

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury Ultra Long Bond Futures Contracts	50	Dec 2018	$7,712,500	$(32,101)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[5]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,333,698	$—	$—	$2,333,698
U.S. Government Securities	—	4,329,141	—	4,329,141
Federal Agency Discount Notes	—	299,967	—	299,967
U.S. Treasury Bills	—	126,824	—	126,824
Repurchase Agreements	—	2,319,682	—	2,319,682
Total Assets	$2,333,698	$7,075,614	$—	$9,409,312

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$32,101	$—	$—	$32,101

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$1,606,986	$7,525,636	$(7,850,000)	$(1,896)	$2,090	$1,282,816	51,210	$25,561
Guggenheim Strategy Fund II	2,512,682	6,838,917	(8,300,000)	7,902	(8,619)	1,050,882	42,069	28,783
	$4,119,668	$14,364,553	$(16,150,000)	$6,006	$(6,529)	$2,333,698		$54,344

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.1%
Pharmaceuticals - 31.8%
Johnson & Johnson	6,740	$931,266
Pfizer, Inc.	17,986	792,643
Merck & Company, Inc.	9,523	675,562
AbbVie, Inc.	6,293	595,192
Eli Lilly & Co.	4,981	534,511
Bristol-Myers Squibb Co.	8,016	497,633
CVS Health Corp.	5,518	434,377
Allergan plc	2,065	393,341
Express Scripts Holding Co.*	3,756	356,858
Zoetis, Inc.	3,558	325,770
McKesson Corp.	1,847	245,005
AmerisourceBergen Corp. — Class A	2,353	216,994
Mylan N.V.*	5,621	205,729
Cardinal Health, Inc.	3,654	197,316
Teva Pharmaceutical Industries Ltd. ADR*	8,851	190,651
Jazz Pharmaceuticals plc*	1,084	182,253
AstraZeneca plc ADR	4,578	181,151
DexCom, Inc.*	1,213	173,507
Perrigo Company plc	2,415	170,982
Novartis AG ADR	1,948	167,840
Alkermes plc*	3,919	166,322
Neurocrine Biosciences, Inc.*	1,334	164,015
Nektar Therapeutics*	2,679	163,312
Sarepta Therapeutics, Inc.*	1,002	161,833
GlaxoSmithKline plc ADR	4,017	161,363
Bausch Health Companies, Inc.*	5,845	150,041
PRA Health Sciences, Inc.*	1,184	130,465
Agios Pharmaceuticals, Inc.*	1,346	103,803
Horizon Pharma plc*	4,666	91,360
Array BioPharma, Inc.*	5,790	88,008
Ironwood Pharmaceuticals, Inc. — Class A*	4,604	84,990
Supernus Pharmaceuticals, Inc.*	1,568	78,949
Mallinckrodt plc*	2,599	76,177
TESARO, Inc.*	1,812	70,686
Pacira Pharmaceuticals, Inc.*	1,330	65,369
Global Blood Therapeutics, Inc.*	1,691	64,258
Portola Pharmaceuticals, Inc.*,1	2,389	63,619
Akorn, Inc.*	4,786	62,122
Corcept Therapeutics, Inc.*	4,406	61,772
Clovis Oncology, Inc.*	1,953	57,360
Total Pharmaceuticals		9,534,405
Healthcare-Products - 23.7%
Abbott Laboratories	7,815	573,308
Thermo Fisher Scientific, Inc.	1,992	486,207
Danaher Corp.	3,926	426,599
Medtronic plc	4,312	424,171
Stryker Corp.	2,279	404,933
Becton Dickinson and Co.	1,549	404,289
Intuitive Surgical, Inc.*	690	396,060
Boston Scientific Corp.*	9,345	359,783
Baxter International, Inc.	4,028	310,519
Edwards Lifesciences Corp.*	1,761	306,590
Align Technology, Inc.*	709	277,375
Zimmer Biomet Holdings, Inc.	1,936	254,526
ABIOMED, Inc.*	532	239,267
IDEXX Laboratories, Inc.*	922	230,187
ResMed, Inc.	1,722	198,615
Cooper Companies, Inc.	645	178,762
Henry Schein, Inc.*	2,067	175,757
Teleflex, Inc.	627	166,838
Hologic, Inc.*	3,950	161,871
Varian Medical Systems, Inc.*	1,408	157,597
Dentsply Sirona, Inc.	3,674	138,657
Bio-Techne Corp.	660	134,713
Masimo Corp.*	1,009	125,661
Insulet Corp.*	1,167	123,644
ICU Medical, Inc.*	430	121,583
Integra LifeSciences Holdings Corp.*	1,798	118,434
NuVasive, Inc.*	1,333	94,616
Patterson Companies, Inc.	2,943	71,956
MiMedx Group, Inc.*,1	6,605	40,819
Total Healthcare-Products		7,103,337
Biotechnology - 22.2%
Amgen, Inc.	2,753	570,669
Gilead Sciences, Inc.	6,455	498,391
Biogen, Inc.*	1,182	417,612
Celgene Corp.*	4,400	393,756
Shire plc ADR	2,007	363,809
Illumina, Inc.*	987	362,288
Vertex Pharmaceuticals, Inc.*	1,820	350,787
Regeneron Pharmaceuticals, Inc.*	819	330,909
Alexion Pharmaceuticals, Inc.*	2,061	286,500
BioMarin Pharmaceutical, Inc.*	2,034	197,237
Incyte Corp.*	2,727	188,381
Seattle Genetics, Inc.*	2,196	169,356
Exact Sciences Corp.*	1,935	152,710
Alnylam Pharmaceuticals, Inc.*	1,570	137,406
Bluebird Bio, Inc.*	940	137,240
Ionis Pharmaceuticals, Inc.*	2,503	129,105
Sage Therapeutics, Inc.*	863	121,899
Ligand Pharmaceuticals, Inc. — Class B*	430	118,031
Exelixis, Inc.*	6,570	116,420
United Therapeutics Corp.*	906	115,859
Loxo Oncology, Inc.*	670	114,456
FibroGen, Inc.*	1,850	112,388
Intercept Pharmaceuticals, Inc.*	768	97,044
Blueprint Medicines Corp.*	1,190	92,891
Immunomedics, Inc.*	4,403	91,714
ACADIA Pharmaceuticals, Inc.*	4,257	88,375
Ultragenyx Pharmaceutical, Inc.*	1,141	87,104
Myriad Genetics, Inc.*	1,891	86,986
AnaptysBio, Inc.*	770	76,823
Spark Therapeutics, Inc.*	1,260	68,733
Amicus Therapeutics, Inc.*	5,646	68,260
Medicines Co.*,1	2,275	68,045
Sangamo Therapeutics, Inc.*	3,870	65,597
Puma Biotechnology, Inc.*	1,352	61,989
ImmunoGen, Inc.*	6,273	59,405
Editas Medicine, Inc.*	1,840	58,549
Spectrum Pharmaceuticals, Inc.*	3,400	57,120
Esperion Therapeutics, Inc.*,1	1,196	53,067
Dynavax Technologies Corp.*	3,560	44,144

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Biotechnology - 22.2% (continued)
Radius Health, Inc.*	2,356	$41,937
Total Biotechnology		6,652,992
Healthcare-Services - 16.1%
UnitedHealth Group, Inc.	2,909	773,910
Anthem, Inc.	1,508	413,267
Aetna, Inc.	1,954	396,369
Cigna Corp.	1,694	352,776
HCA Healthcare, Inc.	2,489	346,270
Humana, Inc.	980	331,750
Centene Corp.*	1,849	267,698
IQVIA Holdings, Inc.*	1,959	254,161
Laboratory Corporation of America Holdings*	1,184	205,637
WellCare Health Plans, Inc.*	620	198,704
Quest Diagnostics, Inc.	1,742	187,979
DaVita, Inc.*	2,388	171,052
Universal Health Services, Inc. — Class B	1,322	169,005
Molina Healthcare, Inc.*	996	148,105
Syneos Health, Inc.*	2,247	115,833
Envision Healthcare Corp.*	2,514	114,965
MEDNAX, Inc.*	2,168	101,159
Acadia Healthcare Company, Inc.*	2,436	85,747
Tenet Healthcare Corp.*	2,924	83,217
LifePoint Health, Inc.*	1,191	76,700
Tivity Health, Inc.*	1,670	53,691
Total Healthcare-Services		4,847,995
Electronics - 2.5%
Agilent Technologies, Inc.	3,248	229,114
Mettler-Toledo International, Inc.*	304	185,130
Waters Corp.*	950	184,946
PerkinElmer, Inc.	1,642	159,717
Total Electronics		758,907
Software - 2.4%
Cerner Corp.*	3,492	224,920
Veeva Systems, Inc. — Class A*	1,811	197,163
athenahealth, Inc.*	830	110,888
Medidata Solutions, Inc.*	1,374	100,728
Allscripts Healthcare Solutions, Inc.*	5,491	78,247
Total Software		711,946
Commercial Services - 0.4%
HealthEquity, Inc.*	1,255	118,485
Total Common Stocks
(Cost $15,729,029)		29,728,067

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$168,181	168,181
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	83,097	83,097
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	55,398	55,398
Total Repurchase Agreements
(Cost $306,676)		306,676

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[4]	164,886	164,886
Total Securities Lending Collateral
(Cost $164,886)		164,886
Total Investments - 100.6%
(Cost $16,200,591)		$30,199,629
Other Assets & Liabilities, net - (0.6)%		(189,507)
Total Net Assets - 100.0%		$30,010,122

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,728,067	$—	$—	$29,728,067
Repurchase Agreements	—	306,676	—	306,676
Securities Lending Collateral	164,886	—	—	164,886
Total Assets	$29,892,953	$306,676	$—	$ 30,199,629

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
EXCHANGE-TRADED FUNDS† - 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF[1]	20	$1,729
SPDR Bloomberg Barclays High Yield Bond ETF[1]	47	1,694
Total Exchange-Traded Funds
(Cost $3,012)		3,423

MUTUAL FUNDS† - 53.2%
Guggenheim Strategy Fund II2	59,892	1,496,096
Guggenheim Strategy Fund I2	51,782	1,297,144
Total Mutual Funds
(Cost $2,769,169)		2,793,240

	Face Amount
FEDERAL AGENCY NOTES†† - 12.2%
Federal Home Loan Bank[3]
2.04% (1 Month USD LIBOR - 0.07%, Rate Floor: 0.00%) due 10/01/19[4]	$290,000	289,999
Freddie Mac[5]
1.75% due 05/30/19	200,000	199,001
Federal Farm Credit Bank[3]
2.16% (1 Month USD LIBOR - 0.05%, Rate Floor: 0.00%) due 01/23/19[4]	150,000	150,014
Total Federal Agency Notes
(Cost $639,178)		639,014

FEDERAL AGENCY DISCOUNT NOTES†† - 8.6%
Fannie Mae[5]
1.89% due 10/03/18[6]	450,000	449,951
Total Federal Agency Discount Notes
(Cost $449,951)		449,951

U.S. TREASURY BILLS†† - 0.5%
U.S. Treasury Bills
2.00% due 10/25/18[6,7]	28,000	27,961
Total U.S. Treasury Bills
(Cost $27,961)		27,961

REPURCHASE AGREEMENTS††,8 - 22.5%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[9]	648,104	648,104
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[9]	320,223	320,223
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[9]	213,482	213,482
Total Repurchase Agreements
(Cost $1,181,809)		1,181,809

	Shares
SECURITIES LENDING COLLATERAL†,10 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[11]	2,619	2,619
Total Securities Lending Collateral
(Cost $2,619)		2,619
Total Investments - 97.1%
(Cost $5,073,699)		$5,098,017
Other Assets & Liabilities, net - 2.9%		152,232
Total Net Assets - 100.0%		$5,250,248

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 5 Year Note Futures Contracts	40	Dec 2018	$4,499,688	$(24,831)

Centrally Cleared Credit Default Swap Agreements Protection Sold††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
Barclays Bank plc	ICE	CDX.NA.HY.31 Index	5.00%	At Maturity	12/20/23	$4,250,000	$310,038	$307,518	$2,520

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Credit Index Swap Agreements††,12
Goldman Sachs International	iShares iBoxx High Yield Corporate Bond	1.72%	At Maturity	10/29/18	10,005	$864,832	$2,401

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Variable rate security. Rate indicated is the rate effective at September 30, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap, established by the issuer. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[8]	Repurchase Agreements — See Note 4.
[9]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.
[10]	Securities lending collateral — See Note 5.
[11]	Rate indicated is the 7-day yield as of September 30, 2018.
[12]	Total Return based on iShares iBoxx $ High Yield Corporate Bond ETF +/- financing at variable rate. Rate indicated is the rate effective at September 30, 2018.

CDX.NA.HY.31 Index — Credit Default Swap North American High Yield Series 31 Index

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$3,423	$—	$—	$3,423
Mutual Funds	2,793,240	—	—	2,793,240
Federal Agency Notes	—	639,014	—	639,014
Federal Agency Discount Notes	—	449,951	—	449,951
U.S. Treasury Bills	—	27,961	—	27,961
Repurchase Agreements	—	1,181,809	—	1,181,809
Securities Lending Collateral	2,619	—	—	2,619
Credit Default Swap Agreements**	—	2,520	—	2,520
Credit Index Swap Agreements**	—	2,401	—	2,401
Total Assets	$2,799,282	$2,303,656	$—	$5,102,938

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Futures Contracts**	$24,831	$—	$—	$24,831

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$1,720,466	$976,590	$(1,400,000)	$4,761	$(4,673)	$1,297,144	51,782	$26,616
Guggenheim Strategy Fund II	2,125,460	272,093	(900,000)	3,272	(4,729)	1,496,096	59,892	31,979
	$3,845,926	$1,248,683	$(2,300,000)	$8,033	$(9,402)	$2,793,240		$58,595

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.4%
Internet - 59.5%
Amazon.com, Inc.*	493	$987,479
Alphabet, Inc. — Class A*	740	893,239
Facebook, Inc. — Class A*	4,010	659,485
Netflix, Inc.*	1,064	398,074
Alibaba Group Holding Ltd. ADR*	2,397	394,930
Booking Holdings, Inc.*	158	313,472
Baidu, Inc. ADR*	962	219,990
eBay, Inc.*	5,304	175,138
JD.com, Inc. ADR*	6,594	172,037
Ctrip.com International Ltd. ADR*	3,878	144,145
Palo Alto Networks, Inc.*	630	141,914
Twitter, Inc.*	4,893	139,255
VeriSign, Inc.*	861	137,863
Expedia Group, Inc.	1,014	132,307
IAC/InterActiveCorp*	602	130,465
MercadoLibre, Inc.	363	123,591
Match Group, Inc.*,1	2,133	123,522
GoDaddy, Inc. — Class A*	1,422	118,581
Wayfair, Inc. — Class A*,1	799	117,988
GrubHub, Inc.*	815	112,975
F5 Networks, Inc.*	548	109,282
YY, Inc. ADR*	1,418	106,237
Weibo Corp. ADR*	1,415	103,479
Shopify, Inc. — Class A*	609	100,156
Snap, Inc. — Class A*,1	11,750	99,640
Wix.com Ltd.*	800	95,760
Baozun, Inc. ADR*	1,940	94,245
Zillow Group, Inc. — Class A*	2,131	94,190
SINA Corp.*	1,350	93,798
Zillow Group, Inc. — Class C*	2,118	93,722
Twilio, Inc. — Class A*	1,075	92,751
Vipshop Holdings Ltd. ADR*	14,430	90,043
Autohome, Inc. ADR[1]	1,150	89,021
58.com, Inc. ADR*	1,191	87,658
Okta, Inc.*	1,220	85,839
TripAdvisor, Inc.*	1,622	82,836
Cargurus, Inc.*	1,420	79,080
Etsy, Inc.*	1,522	78,200
Stitch Fix, Inc. — Class A*	1,640	71,783
Stamps.com, Inc.*	277	62,657
Yelp, Inc. — Class A*	1,272	62,582
Cogent Communications Holdings, Inc.	920	51,336
Pandora Media, Inc.*,1	5,206	49,509
Cars.com, Inc.*	1,642	45,336
Shutterfly, Inc.*	686	45,201
TrueCar, Inc.*	2,670	37,647
Overstock.com, Inc.*,1	1,020	28,254
Total Internet		7,766,692
Software - 15.8%
salesforce.com, Inc.*	2,183	347,162
Activision Blizzard, Inc.	2,800	232,932
Electronic Arts, Inc.*	1,470	177,120
NetEase, Inc. ADR	631	144,026
Veeva Systems, Inc. — Class A*	1,152	125,418
Citrix Systems, Inc.*	1,075	119,497
Take-Two Interactive Software, Inc.*	850	117,292
Akamai Technologies, Inc.*	1,491	109,067
Momo, Inc. ADR*	2,261	99,032
HubSpot, Inc.*	510	76,985
New Relic, Inc.*	737	69,448
Coupa Software, Inc.*	860	68,026
MongoDB, Inc.*	790	64,425
j2 Global, Inc.	767	63,546
Box, Inc. — Class A*	2,468	59,010
Cornerstone OnDemand, Inc.*	990	56,182
Allscripts Healthcare Solutions, Inc.*	3,478	49,561
Ebix, Inc.	610	48,281
Hortonworks, Inc.*	1,820	41,514
Total Software		2,068,524
Telecommunications - 12.4%
Cisco Systems, Inc.	9,590	466,553
Motorola Solutions, Inc.	1,130	147,058
Arista Networks, Inc.*	509	135,323
Juniper Networks, Inc.	3,297	98,811
Ubiquiti Networks, Inc.[1]	847	83,734
CommScope Holding Company, Inc.*	2,447	75,270
LogMeIn, Inc.	758	67,538
Ciena Corp.*	2,123	66,323
ARRIS International plc*	2,547	66,197
ViaSat, Inc.*,1	951	60,816
Vonage Holdings Corp.*	4,241	60,053
InterDigital, Inc.	644	51,520
Viavi Solutions, Inc.*	4,415	50,066
Finisar Corp.*	2,406	45,834
8x8, Inc.*	2,070	43,988
NETGEAR, Inc.*	684	42,989
Oclaro, Inc.*	4,202	37,566
Extreme Networks, Inc.*	4,300	23,564
Total Telecommunications		1,623,203
Commercial Services – 5.1%
PayPal Holdings, Inc.*	3,549	311,744
CoStar Group, Inc.*	295	124,148
Cimpress N.V.*	600	81,966
2U, Inc.*	842	63,310
Alarm.com Holdings, Inc.*	900	51,660
NutriSystem, Inc.	878	32,530
Total Commercial Services		665,358
Diversified Financial Services - 2.1%
TD Ameritrade Holding Corp.	3,090	163,245
E*TRADE Financial Corp.*	2,090	109,495
Total Diversified Financial Services		272,740
Computers - 1.4%
Nutanix, Inc. — Class A*	1,913	81,723
Lumentum Holdings, Inc.*	984	58,991
NetScout Systems, Inc.*	1,721	43,455
Total Computers		184,169
REITs - 1.4%
Equinix, Inc.	417	180,515
Retail - 0.9%
Qurate Retail, Inc. — Class A*	4,440	98,612

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Retail - 0.9% (continued)
PetMed Express, Inc.[1]	744	$24,560
Total Retail		123,172
Advertising - 0.6%
Trade Desk, Inc. — Class A*	533	80,435
Electronics - 0.2%
Applied Optoelectronics, Inc.*,1	791	19,506
Total Common Stocks
(Cost $7,398,266)		12,984,314

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$46,751	46,751
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	23,100	23,100
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	15,400	15,400
Total Repurchase Agreements
(Cost $85,251)		85,251

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[4]	551,459	551,459
Total Securities Lending Collateral
(Cost $551,459)		551,459
Total Investments - 104.3%
(Cost $8,034,976)		$13,621,024
Other Assets & Liabilities, net - (4.3)%		(565,966)
Total Net Assets - 100.0%		$13,055,058

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,984,314	$—	$—	$12,984,314
Repurchase Agreements	—	85,251	—	85,251
Securities Lending Collateral	551,459	—	—	551,459
Total Assets	$13,535,773	$85,251	$—	$13,621,024

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
MUTUAL FUNDS† - 60.0%
Guggenheim Strategy Fund II1	61,154	$1,527,636
Guggenheim Strategy Fund I1	54,899	1,375,222
Total Mutual Funds
(Cost $2,901,807)		2,902,858

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 4.1%
Fannie Mae[2]
1.89% due 10/03/18[3]	$200,000	199,978
Total Federal Agency Discount Notes
(Cost $199,978)		199,978

FEDERAL AGENCY NOTES†† - 3.0%
Fannie Mae[2]
1.13% due 12/14/18	95,000	94,786
Freddie Mac[2]
1.75% due 05/30/19	50,000	49,750
Total Federal Agency Notes
(Cost $144,632)		144,536

U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bills
2.00% due 10/25/18[3,4]	49,000	48,932
Total U.S. Treasury Bills
(Cost $48,932)		48,932

REPURCHASE AGREEMENTS††,5 - 32.2%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[6]	853,733	853,733
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[6]	421,822	421,822
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[6]	281,215	281,215
Total Repurchase Agreements
(Cost $1,556,770)		1,556,770
Total Investments - 100.3%
(Cost $4,852,119)		$4,853,074
Other Assets & Liabilities, net - (0.3)%		(17,258)
Total Net Assets - 100.0%		$4,835,816

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Index Mini Futures Contracts	9	Dec 2018	$1,191,420	$1,514

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Dow Jones Industrial Average Index	(2.45%)	At Maturity	10/31/18	15	$392,604	$(1,084)
BNP Paribas	Dow Jones Industrial Average Index	(2.26%)	At Maturity	10/29/18	306	8,091,332	(5,614)
						$8,483,936	$(6,698)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[5]	Repurchase Agreements — See Note 4.
[6]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,902,858	$—	$—	$2,902,858
Federal Agency Discount Notes	—	199,978	—	199,978
Federal Agency Notes	—	144,536	—	144,536
U.S. Treasury Bills	—	48,932	—	48,932
Repurchase Agreements	—	1,556,770	—	1,556,770
Equity Futures Contracts**	1,514	—	—	1,514
Total Assets	$2,904,372	$1,950,216	$—	$4,854,588

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$6,698	$—	$6,698

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$892,337	$2,892,260	$(2,410,000)	$(311)	$936	$1,375,222	54,899	$17,304
Guggenheim Strategy Fund II	992,937	2,745,545	(2,210,000)	(1,244)	398	1,527,636	61,154	20,596
	$1,885,274	$5,637,805	$(4,620,000)	$(1,555)	$1,334	$2,902,858		$37,900

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
MUTUAL FUNDS† - 60.5%
Guggenheim Strategy Fund II1	44,626	$1,114,752
Guggenheim Strategy Fund I1	42,422	1,062,666
Total Mutual Funds
(Cost $2,167,887)		2,177,418

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 11.1%
Fannie Mae[2]
1.89% due 10/03/18[3]	$400,000	399,956
Total Federal Agency Discount Notes
(Cost $399,956)		399,956

FEDERAL AGENCY NOTES†† - 3.6%
Freddie Mac[2]
1.75% due 05/30/19	130,000	129,351
Total Federal Agency Notes
(Cost $129,413)		129,351

U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
2.00% due 10/25/18[3,4]	24,000	23,967
Total U.S. Treasury Bills
(Cost $23,967)		23,967

REPURCHASE AGREEMENTS†† - 102.0%
Individual Repurchase Agreements[4]
Mizuho Financial Group, Inc. Issued 09/28/18 at 1.95% due 10/01/18 (secured by U.S. Treasury Bond, at a rate of 3.00% and maturing 08/15/2048 as collateral, with a value of $1,458,740) to be repurchased at $1,425,097	1,424,622	1,424,622
Barclays Capital Issued 09/28/18 at 1.90% due 10/01/18 (secured by U.S. Treasury Bond, at a rate of 3.00% and maturing 08/15/2048 as collateral, with a value of $1,360,398) to be repurchased at $1,333,945	1,333,500	1,333,500
Joint Repurchase Agreements[5]
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	500,707	500,707
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	247,395	247,395
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	164,930	164,930
Total Repurchase Agreements
(Cost $3,671,154)		3,671,154
Total Investments - 177.9%
(Cost $6,392,377)		$6,401,846

U.S. Government Securities Sold Short†† - (77.5)%
U.S. Treasury Bonds
3.00% due 08/15/48	2,900,000	(2,789,891)
Total U.S. Government Securities Sold Short
(Proceeds $2,881,655)		(2,789,891)
Other Assets & Liabilities, net - (0.4)%		(13,510)
Total Net Assets - 100.0%		$3,598,445

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Sold Short†
U.S. Treasury Ultra Long Bond Futures Contracts	6	Dec 2018	$925,500	$23,320

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[5]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$2,177,418	$—	$—	$2,177,418
Federal Agency Discount Notes	—	399,956	—	399,956
Federal Agency Notes	—	129,351	—	129,351
U.S. Treasury Bills	—	23,967	—	23,967
Repurchase Agreements	—	3,671,154	—	3,671,154
Interest Rate Futures Contracts**	23,320	—	—	23,320
Total Assets	$2,200,738	$4,224,428	$—	$6,425,166

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Government Securities	$—	$2,789,891	$—	$2,789,891

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$1,239,073	$803,978	$(980,000)	$(213)	$(172)	$1,062,666	42,422	$23,957
Guggenheim Strategy Fund II	1,538,100	1,623,826	(2,045,000)	(974)	(1,200)	1,114,752	44,626	28,743
	$2,777,173	$2,427,804	$(3,025,000)	$(1,187)	$(1,372)	$2,177,418		$52,700

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
MUTUAL FUNDS† - 44.4%
Guggenheim Strategy Fund II1	1,390	$34,723
Guggenheim Strategy Fund I1	966	24,208
Total Mutual Funds
(Cost $58,592)		58,931

	Face Amount
FEDERAL AGENCY NOTES†† - 11.4%
Federal Home Loan Bank[6]
3.75% due 12/14/18	$15,000	15,045
Total Federal Agency Notes
(Cost $15,049)		15,045

FEDERAL AGENCY DISCOUNT NOTES†† - 7.5%
Fannie Mae[2]
1.89% due 10/03/18[3]	10,000	9,999
Total Federal Agency Discount Notes
(Cost $9,999)		9,999

REPURCHASE AGREEMENTS††,4 - 42.9%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[5]	31,209	31,209
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[5]	15,420	15,420
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[5]	10,280	10,280
Total Repurchase Agreements
(Cost $56,909)		56,909
Total Investments - 106.2%
(Cost $140,549)		$140,884
Other Assets & Liabilities, net - (6.2)%		(8,197)
Total Net Assets - 100.0%		$132,687

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P MidCap 400 Index	2.11%	At Maturity	10/29/18	22	$45,225	$(154)
Goldman Sachs International	S&P MidCap 400 Index	2.25%	At Maturity	10/29/18	22	44,365	(163)
Barclays Bank plc	S&P MidCap 400 Index	2.40%	At Maturity	10/31/18	22	45,233	(166)
						$134,823	$(483)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.
[6]	The issuer operates under a Congressional charter, its securities are neither issued nor guaranteed by the U.S. Government.

plc — Public Limited Company

See Sector Classification in Other Information section.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$58,931	$—	$—	$58,931
Federal Agency Notes	—	15,045	—	15,045
Federal Agency Discount Notes	—	9,999	—	9,999
Repurchase Agreements	—	56,909	—	56,909
Total Assets	$58,931	$81,953	$—	$140,884

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$483	$—	$483

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$22,474	$222,780	$(221,000)	$(46)	$–	$24,208	966	$782
Guggenheim Strategy Fund II	59,830	159,938	(185,000)	214	(259)	34,723	1,390	941
	$82,304	$382,718	$(406,000)	$168	$(259)	$58,931		$1,723

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
MUTUAL FUNDS† - 59.1%
Guggenheim Strategy Fund II1	9,147	$228,480
Guggenheim Strategy Fund I1	6,114	153,164
Total Mutual Funds
(Cost $378,963)		381,644

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 11.6%
Fannie Mae[2]
1.89% due 10/03/18[3]	$75,000	74,992
Total Federal Agency Discount Notes
(Cost $74,992)		74,992

FEDERAL AGENCY NOTES†† - 4.6%
Freddie Mac[2]
1.75% due 05/30/19	30,000	29,850
Total Federal Agency Notes
(Cost $29,864)		29,850

REPURCHASE AGREEMENTS††,4 - 29.5%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[5]	104,685	104,685
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[5]	51,724	51,724
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[5]	34,483	34,483
Total Repurchase Agreements
(Cost $190,892)		190,892
Total Investments - 104.8%
(Cost $674,711)		$677,378
Other Assets & Liabilities, net - (4.8)%		(30,931)
Total Net Assets - 100.0%		$646,447

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	NASDAQ-100 Index	(2.26%)	At Maturity	10/29/18	53	$403,795	$105
Barclays Bank plc	NASDAQ-100 Index	(2.55%)	At Maturity	10/31/18	16	122,356	(1,036)
Goldman Sachs International	NASDAQ-100 Index	(2.50%)	At Maturity	10/29/18	19	146,192	(1,236)
						$672,343	$(2,167)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.

plc – Public Limited Company

See Sector Classification in Other Information section.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$381,644	$—	$—	$381,644
Federal Agency Discount Notes	—	74,992	—	74,992
Federal Agency Notes	—	29,850	—	29,850
Repurchase Agreements	—	190,892	—	190,892
Equity Index Swap Agreements**	—	105	—	105
Total Assets	$381,644	$295,839	$—	$677,483

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$2,272	$—	$2,272

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$158,610	$464,528	$(470,000)	$313	$(287)	$153,164	6,114	$4,540
Guggenheim Strategy Fund II	158,498	250,268	(180,000)	(97)	(189)	228,480	9,147	5,284
	$317,108	$714,796	$(650,000)	$216	$(476)	$381,644		$9,824

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
MUTUAL FUNDS† - 38.5%
Guggenheim Strategy Fund II1	8,372	$209,141
Guggenheim Strategy Fund I1	5,949	149,034
Total Mutual Funds
(Cost $355,483)		358,175

	Face Amount
FEDERAL AGENCY NOTES†† - 10.8%
Federal Farm Credit Bank[2]
2.16% (1 Month USD LIBOR - 0.05%, Rate Floor: 0.00%) due 01/23/19[3]	$50,000	50,005
4.13% due 12/10/18	16,000	16,067
Total Federal Farm Credit Bank		66,072
Freddie Mac[4]
1.75% due 05/30/19	35,000	34,825
Total Federal Agency Notes
(Cost $100,914)		100,897

U.S. TREASURY BILLS†† - 3.2%
U.S. Treasury Bills
2.11% due 12/13/18[5,6]	30,000	29,871
Total U.S. Treasury Bills
(Cost $29,870)		29,871

REPURCHASE AGREEMENTS††,7 - 87.0%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[5]	443,963	443,963
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[5]	219,359	219,359
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[5]	146,239	146,239
Total Repurchase Agreements
(Cost $809,561)		809,561
Total Investments - 139.5%
(Cost $1,295,828)		$1,298,504
Other Assets & Liabilities, net - (39.5)%		(367,519)
Total Net Assets - 100.0%		$930,985

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Russell 2000 Index	(1.70%)	At Maturity	10/31/18	125	$212,511	$(621)
BNP Paribas	Russell 2000 Index	(1.76%)	At Maturity	10/29/18	166	282,080	(1,006)
Goldman Sachs International	Russell 2000 Index	(1.75%)	At Maturity	10/29/18	256	433,788	(1,270)
						$928,379	$(2,897)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	The issuer operates under a Congressional charter, its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is the rate effective at September 30, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	Repurchase Agreements — See Note 4.

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$358,175	$—	$—	$358,175
Federal Agency Notes	—	100,897	—	100,897
U.S. Treasury Bills	—	29,871	—	29,871
Repurchase Agreements	—	809,561	—	809,561
Total Assets	$358,175	$940,329	$—	$1,298,504

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$2,897	$—	$2,897

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$204,695	$789,319	$(845,000)	$43	$(23)	$149,034	5,949	$4,323
Guggenheim Strategy Fund II	305,436	231,009	(327,000)	738	(1,042)	209,141	8,372	6,025
	$510,131	$1,020,328	$(1,172,000)	$781	$(1,065)	$358,175		$10,348

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
MUTUAL FUNDS† - 67.4%
Guggenheim Strategy Fund II1	31,950	$798,110
Guggenheim Strategy Fund I1	28,286	708,559
Total Mutual Funds
(Cost $1,495,176)		1,506,669

	Face Amount
FEDERAL AGENCY NOTES†† - 8.9%
Fannie Mae[2]
1.13% due 12/14/18	$200,000	199,548
Total Federal Agency Notes
(Cost $199,701)		199,548

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.5%
Government Agency - 4.5%
Federal Farm Credit Bank[6]
1.30% due 12/14/18	100,000	99,806
Total Collateralized Mortgage Obligations
(Cost $99,837)		99,806

U.S. TREASURY BILLS†† - 4.5%
U.S. Treasury Bills
2.11% due 12/13/18[3,4]	100,000	99,569
Total U.S. Treasury Bills
(Cost $99,568)		99,569

FEDERAL AGENCY DISCOUNT NOTES†† - 4.4%
Federal Home Loan Bank[6]
1.75% due 05/30/19[4]	100,000	99,500
Total Federal Agency Discount Notes
(Cost $99,548)		99,500

REPURCHASE AGREEMENTS††,5 - 19.4%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[3]	237,891	237,891
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[3]	117,540	117,540
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[3]	78,360	78,360
Total Repurchase Agreements
(Cost $433,791)		433,791
Total Investments - 109.1%
(Cost $2,427,621)		$2,438,883
Other Assets & Liabilities, net - (9.1)%		(203,567)
Total Net Assets - 100.0%		$2,235,316

Total Return Swap Agreements

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	(2.21%)	At Maturity	10/29/18	525	$1,530,708	$11
Barclays Bank plc	S&P 500 Index	(2.50%)	At Maturity	10/31/18	55	160,263	(440)
Goldman Sachs International	S&P 500 Index	(2.60%)	At Maturity	10/29/18	182	529,706	(1,457)
						$2,220,677	$(1,886)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	Repurchase Agreements — See Note 4.
[6]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

See Sector Classification in Other Information section.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,506,669	$—	$—	$1,506,669
Federal Agency Notes	—	199,548	—	199,548
Collateralized Mortgage Obligations	—	99,806	—	99,806
U.S. Treasury Bills	—	99,569	—	99,569
Federal Agency Discount Notes	—	99,500	—	99,500
Repurchase Agreements	—	433,791	—	433,791
Equity Index Swap Agreements**	—	11	—	11
Total Assets	$1,506,669	$932,225	$—	$2,438,894

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$1,897	$—	$1,897

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$671,339	$4,731,844	$(4,695,000)	$1,343	$(967)	$708,559	28,286	$16,876
Guggenheim Strategy Fund II	914,204	4,494,847	(4,610,000)	1,414	(2,355)	798,110	31,950	19,895
	$1,585,543	$9,226,691	$(9,305,000)	$2,757	$(3,322)	$1,506,669		$36,771

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
MUTUAL FUNDS† - 62.7%
Guggenheim Strategy Fund II1	37,475	$936,137
Guggenheim Strategy Fund I1	31,307	784,239
Total Mutual Funds
(Cost $1,709,716)		1,720,376

	Face Amount
FEDERAL AGENCY NOTES†† - 14.6%
Fannie Mae[2]
1.13% due 12/14/18	$200,000	199,548
Federal Farm Credit Bank[3]
2.16% (1 Month USD LIBOR - 0.05%, Rate Floor: 0.00%) due 01/23/19[4]	100,000	100,009
Freddie Mac[2]
1.75% due 05/30/19	100,000	99,501
Total Federal Agency Notes
(Cost $399,247)		399,058

U.S. TREASURY BILLS†† - 4.7%
U.S. Treasury Bills
2.00% due 10/25/18[5,6]	130,000	129,820
Total U.S. Treasury Bills
(Cost $129,820)		129,820

REPURCHASE AGREEMENTS††,7 - 19.9%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	300,187	300,187
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	148,320	148,320
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	98,880	98,880
Total Repurchase Agreements
(Cost $547,387)		547,387
Total Investments - 101.9%
(Cost $2,786,170)		$2,796,641
Other Assets & Liabilities, net - (1.9)%		(50,865)
Total Net Assets - 100.0%		$2,745,776

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei 225 (CME) Index Futures Contracts	45	Dec 2018	$5,438,250	$353,243
Currency Futures Contracts Purchased†
Japanese Yen Futures Contracts	50	Dec 2018	5,531,875	(101,986)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter, its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Variable rate security. Rate indicated is the rate effective at September 30, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[6]	Rate indicated is the effective yield at the time of purchase.
[7]	Repurchase Agreements — See Note 4.

CME — Chicago Mercantile Exchange

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,720,376	$—	$—	$1,720,376
Federal Agency Notes	—	399,058	—	399,058
U.S. Treasury Bills	—	129,820	—	129,820
Repurchase Agreements	—	547,387	—	547,387
Equity Futures Contracts**	353,243	—	—	353,243
Total Assets	$2,073,619	$1,076,265	$—	$3,149,884

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$101,986	$—	$—	$101,986

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$1,486,508	$2,223,239	$(2,925,000)	$(827)	$319	$784,239	31,307	$23,333
Guggenheim Strategy Fund II	1,852,417	1,354,763	(2,270,000)	(1,350)	307	936,137	37,475	24,832
	$3,338,925	$3,578,002	$(5,195,000)	$(2,177)	$626	$1,720,376		$48,165

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Media - 28.7%
Walt Disney Co.	2,190	$256,099
Comcast Corp. — Class A	6,670	236,185
Twenty-First Century Fox, Inc. — Class A	3,838	177,815
Charter Communications, Inc. — Class A*	536	174,672
Sirius XM Holdings, Inc.[1]	15,182	95,950
CBS Corp. — Class B	1,541	88,530
Discovery, Inc. — Class A*	2,733	87,456
DISH Network Corp. — Class A*	2,166	77,456
Liberty Broadband Corp. — Class C*	871	73,425
Viacom, Inc. — Class B	2,113	71,335
Altice USA, Inc. — Class A	3,709	67,281
Liberty Global plc — Class C*	2,350	66,176
World Wrestling Entertainment, Inc. — Class A	567	54,846
News Corp. — Class A	4,102	54,105
Grupo Televisa SAB ADR	2,581	45,787
AMC Networks, Inc. — Class A*	565	37,482
New York Times Co. — Class A	1,591	36,832
Nexstar Media Group, Inc. — Class A	450	36,630
John Wiley & Sons, Inc. — Class A	589	35,693
Tribune Media Co. — Class A	919	35,317
Sinclair Broadcast Group, Inc. — Class A	1,135	32,177
TEGNA, Inc.	2,541	30,390
Meredith Corp.	553	28,231
Gray Television, Inc.*	1,348	23,590
Entercom Communications Corp. — Class A1	2,492	19,687
Total Media		1,943,147
Retail - 18.9%
McDonald's Corp.	1,309	218,983
Starbucks Corp.	2,900	164,836
Yum! Brands, Inc.	1,128	102,547
Darden Restaurants, Inc.	623	69,271
Domino's Pizza, Inc.	231	68,099
Chipotle Mexican Grill, Inc. — Class A*	144	65,451
Restaurant Brands International, Inc.	1,023	60,643
Yum China Holdings, Inc.	1,685	59,160
Dunkin' Brands Group, Inc.	638	47,033
Texas Roadhouse, Inc. — Class A	604	41,851
Wendy's Co.	2,214	37,948
Cracker Barrel Old Country Store, Inc.[1]	245	36,047
Dave & Buster's Entertainment, Inc.	474	31,388
Cheesecake Factory, Inc.[1]	558	29,875
Shake Shack, Inc. — Class A*	473	29,804
Jack in the Box, Inc.	346	29,005
Wingstop, Inc.	396	27,035
Brinker International, Inc.	562	26,262
Sonic Corp.	599	25,961
Bloomin' Brands, Inc.	1,288	25,490
Papa John's International, Inc.[1]	492	25,230
BJ's Restaurants, Inc.	332	23,970
Dine Brands Global, Inc.	290	23,580
Red Robin Gourmet Burgers, Inc.*	338	13,571
Total Retail		1,283,040
Lodging - 13.3%
Marriott International, Inc. — Class A	965	127,409
Las Vegas Sands Corp.	2,127	126,195
Hilton Worldwide Holdings, Inc.	1,145	92,493
MGM Resorts International	2,558	71,394
Wynn Resorts Ltd.	524	66,579
Melco Resorts & Entertainment Ltd. ADR	2,804	59,305
Huazhu Group Ltd. ADR	1,809	58,431
Hyatt Hotels Corp. — Class A	721	57,384
Caesars Entertainment Corp.*	4,735	48,534
Wyndham Hotels & Resorts, Inc.	798	44,345
Choice Hotels International, Inc.	499	41,567
Wyndham Destinations, Inc.	908	39,371
Boyd Gaming Corp.	1,096	37,099
Hilton Grand Vacations, Inc.*	1,033	34,192
Total Lodging		904,298
Entertainment - 9.7%
Live Nation Entertainment, Inc.*	1,239	67,488
Vail Resorts, Inc.[1]	228	62,568
Madison Square Garden Co. — Class A*	169	53,289
Six Flags Entertainment Corp.	675	47,129
Lions Gate Entertainment Corp. — Class A	1,818	44,341
Marriott Vacations Worldwide Corp.	382	42,691
Cinemark Holdings, Inc.	1,044	41,969
International Game Technology plc	1,903	37,584
Eldorado Resorts, Inc.*	773	37,568
Churchill Downs, Inc.	131	36,379
Penn National Gaming, Inc.*	1,037	34,138
Red Rock Resorts, Inc. — Class A	1,253	33,392
SeaWorld Entertainment, Inc.*	1,019	32,027
AMC Entertainment Holdings, Inc. — Class A1	1,457	29,869
Scientific Games Corp. — Class A*	1,136	28,854
Pinnacle Entertainment, Inc.*	807	27,188
Total Entertainment		656,474
Leisure Time - 7.7%
Carnival Corp.	1,925	122,757
Royal Caribbean Cruises Ltd.	759	98,624
Norwegian Cruise Line Holdings Ltd.*	1,171	67,251
Harley-Davidson, Inc.	1,128	51,098
Polaris Industries, Inc.	459	46,336
Planet Fitness, Inc. — Class A*	845	45,655
Brunswick Corp.	679	45,507
Callaway Golf Co.	1,217	29,561

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Shares	Value
COMMON STOCKS† - 99.5% (continued)
Leisure Time - 7.7% (continued)
Vista Outdoor, Inc.*	1,066	$19,071
Total Leisure Time		525,860
Agriculture - 6.9%
Philip Morris International, Inc.	2,604	212,330
Altria Group, Inc.	3,307	199,445
British American Tobacco plc ADR	1,163	54,231
Total Agriculture		466,006
Beverages - 6.4%
Constellation Brands, Inc. — Class A	568	122,472
Brown-Forman Corp. — Class B	1,868	94,427
Molson Coors Brewing Co. — Class B	1,081	66,482
Anheuser-Busch InBev S.A. ADR[1]	728	63,751
Diageo plc ADR	344	48,734
Boston Beer Company, Inc. — Class A*	122	35,075
Total Beverages		430,941
Software - 5.1%
Activision Blizzard, Inc.	1,835	152,654
Electronic Arts, Inc.*	973	117,237
Take-Two Interactive Software, Inc.*	564	77,826
Total Software		347,717
Toys, Games & Hobbies - 1.6%
Hasbro, Inc.	650	68,328
Mattel, Inc.*,1	2,743	43,065
Total Toys, Games & Hobbies		111,393
Food Service - 0.9%
Aramark	1,430	61,519
Miscellaneous Manufacturing - 0.3%
American Outdoor Brands Corp.*	1,111	17,254
Total Common Stocks
(Cost $4,217,227)		6,747,649

RIGHTS†††- 0.0%
Nexstar Media Group, Inc.*,2	1,910	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.7%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$24,855	24,855
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	12,280	12,280
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	8,187	8,187
Total Repurchase Agreements
(Cost $45,322)		45,322

	Shares
SECURITIES LENDING COLLATERAL†,4 - 4.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[5]	301,615	301,615
Total Securities Lending Collateral
(Cost $301,615)		301,615
Total Investments - 104.6%
(Cost $4,564,164)		$7,094,586
Other Assets & Liabilities, net - (4.6)%		(314,093)
Total Net Assets - 100.0%		$6,780,493

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at September 30, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or less than 0.1% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of September 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$6,747,649	$—	$—		$6,747,649
Rights	—	—	—	*	—
Repurchase Agreements	—	45,322	—		45,322
Securities Lending Collateral	301,615	—	—		301,615
Total Assets	$7,049,264	$45,322	$—		$7,094,586

*	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 100.3%
Consumer, Non-cyclical - 29.7%
Archer-Daniels-Midland Co.[1]	5,976	$300,414
Pfizer, Inc.[1]	6,089	268,342
McKesson Corp.[1]	1,935	256,678
Cardinal Health, Inc.[1]	4,653	251,262
Amgen, Inc.[1]	1,068	221,386
Danaher Corp.[1]	1,968	213,843
Jazz Pharmaceuticals plc*	1,255	211,003
Procter & Gamble Co.[1]	2,429	202,166
Kellogg Co.[1]	2,864	200,537
Tyson Foods, Inc. — Class A1	3,350	199,426
Medtronic plc[1]	1,938	190,641
Abbott Laboratories	2,574	188,829
CVS Health Corp.[1]	2,377	187,117
Ingredion, Inc.	1,669	175,178
Zoetis, Inc.[1]	1,857	170,027
Kraft Heinz Co.[1]	2,973	163,842
Molson Coors Brewing Co. — Class B1	2,634	161,991
Johnson & Johnson	1,148	158,619
Mondelez International, Inc. — Class A1	3,595	154,441
Lamb Weston Holdings, Inc.[1]	1,989	132,468
Eli Lilly & Co.[1]	1,199	128,665
PepsiCo, Inc.[1]	1,141	127,564
Thermo Fisher Scientific, Inc.[1]	512	124,969
Sysco Corp.[1]	1,659	121,522
Post Holdings, Inc.*	1,226	120,197
Becton Dickinson and Co.	455	118,755
IQVIA Holdings, Inc.*	910	118,063
US Foods Holding Corp.*	3,815	117,578
Performance Food Group Co.*	3,497	116,450
Western Union Co.	5,991	114,189
Baxter International, Inc.[1]	1,478	113,939
Merck & Company, Inc.[1]	1,591	112,865
Hill-Rom Holdings, Inc.	1,139	107,522
CoreLogic, Inc.*	2,169	107,170
Kimberly-Clark Corp.[1]	893	101,481
Bristol-Myers Squibb Co.[1]	1,633	101,377
Charles River Laboratories International, Inc.*	728	97,945
Bruker Corp.	2,921	97,707
Gilead Sciences, Inc.[1]	1,248	96,358
STERIS plc	841	96,210
Quanta Services, Inc.*	2,716	90,660
Altria Group, Inc.[1]	1,485	89,560
Varian Medical Systems, Inc.*,1	798	89,320
Travelport Worldwide Ltd.	5,260	88,736
United Rentals, Inc.*,1	514	84,090
Allergan plc[1]	441	84,002
Colgate-Palmolive Co.[1]	1,248	83,553
Mylan N.V.*,1	2,170	79,422
IDEXX Laboratories, Inc.*	318	79,392
Kroger Co.[1]	2,676	77,898
Humana, Inc.[1]	223	75,490
Pilgrim's Pride Corp.*	4,093	74,042
Intuitive Surgical, Inc.*	128	73,472
Hershey Co.[1]	699	71,298
Zimmer Biomet Holdings, Inc.[1]	534	70,205
Vector Group Ltd.	5,084	70,053
Celgene Corp.*,1	781	69,892
UnitedHealth Group, Inc.	262	69,703
HCA Healthcare, Inc.[1]	501	69,699
Biogen, Inc.*,1	192	67,835
Sabre Corp.	2,481	64,705
Anthem, Inc.[1]	236	64,676
McCormick & Company, Inc.	476	62,713
Alexion Pharmaceuticals, Inc.*	450	62,554
Simply Good Foods Co.*	3,212	62,474
Bio-Rad Laboratories, Inc. — Class A*	193	60,407
Medpace Holdings, Inc.*	999	59,850
Regeneron Pharmaceuticals, Inc.*	148	59,798
Illumina, Inc.*	161	59,097
Ligand Pharmaceuticals, Inc. — Class B*	215	59,015
Brown-Forman Corp. — Class B	1,166	58,941
Innoviva, Inc.*	3,857	58,781
Estee Lauder Companies, Inc. — Class A	403	58,564
Monster Beverage Corp.*	993	57,872
MEDNAX, Inc.*	1,237	57,718
Constellation Brands, Inc. — Class A1	267	57,571
LivaNova plc*	463	57,398
Herbalife Nutrition Ltd.*	1,049	57,223
Flowers Foods, Inc.	3,035	56,633
Hologic, Inc.*	1,356	55,569
Cardtronics plc — Class A*	1,748	55,307
Philip Morris International, Inc.	667	54,387
Central Garden & Pet Co. — Class A*	1,638	54,283
Edwards Lifesciences Corp.*	291	50,663
Darling Ingredients, Inc.*	2,592	50,078
WellCare Health Plans, Inc.*,1	156	49,997
Molina Healthcare, Inc.*	317	47,138
Total Consumer, Non-cyclical		9,360,470
Industrial - 14.9%
EMCOR Group, Inc.	2,382	178,912
Regal Beloit Corp.	2,150	177,267
Cummins, Inc.[1]	1,105	161,408
AECOM*	4,817	157,323
Genesee & Wyoming, Inc. — Class A*	1,698	154,501
WestRock Co.[1]	2,883	154,067
Masco Corp.[1]	3,676	134,542
FedEx Corp.[1]	542	130,508
Greenbrier Companies, Inc.	2,150	129,215
Packaging Corporation of America	1,169	128,228
TE Connectivity Ltd.[1]	1,438	126,443
Louisiana-Pacific Corp.	4,670	123,708
Arrow Electronics, Inc.*	1,629	120,090
Pentair plc	2,679	116,135
Caterpillar, Inc.[1]	760	115,892
Crane Co.	1,134	111,529
Boise Cascade Co.	3,003	110,510
Trinseo S.A.	1,378	107,897
Waters Corp.*,1	544	105,906
EnerSys	1,181	102,900
Gibraltar Industries, Inc.*	2,232	101,779

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 100.3% (continued)
Industrial - 14.9% (continued)
Oshkosh Corp.	1,399	$99,665
Dover Corp.[1]	1,119	99,065
AGCO Corp.	1,575	95,744
Avnet, Inc.	2,078	93,032
Norfolk Southern Corp.[1]	469	84,655
Snap-on, Inc.	458	84,089
Spirit AeroSystems Holdings, Inc. — Class A1	893	81,861
Eaton Corporation plc[1]	930	80,659
Trinity Industries, Inc.	2,080	76,211
Parker-Hannifin Corp.[1]	376	69,158
Belden, Inc.	963	68,768
Jabil, Inc.	2,448	66,292
Huntington Ingalls Industries, Inc.	251	64,276
Gentex Corp.	2,967	63,672
PGT Innovations, Inc.*	2,935	63,396
Corning, Inc.[1]	1,774	62,622
Benchmark Electronics, Inc.	2,643	61,846
Rexnord Corp.*	1,996	61,477
KBR, Inc.	2,757	58,256
Kansas City Southern[1]	512	57,999
Werner Enterprises, Inc.	1,632	57,691
Sonoco Products Co.	1,024	56,832
Tech Data Corp.*	791	56,612
Johnson Controls International plc	1,571	54,985
Vishay Intertechnology, Inc.	2,686	54,660
Owens Corning	999	54,216
Ryder System, Inc.	716	52,318
Coherent, Inc.*	303	52,174
Union Pacific Corp.	239	38,917
Total Industrial		4,719,908
Financial - 12.4%
Senior Housing Properties Trust REIT	13,970	245,313
JPMorgan Chase & Co.[1]	2,092	236,061
Allstate Corp.[1]	1,751	172,824
Visa, Inc. — Class A1	1,058	158,795
Prudential Financial, Inc.[1]	1,412	143,064
Travelers Companies, Inc.[1]	1,078	139,828
Ventas, Inc. REIT[1]	2,542	138,234
Aflac, Inc.[1]	2,885	135,797
Apartment Investment & Management Co. — Class A REIT	2,889	127,492
Principal Financial Group, Inc.[1]	2,141	125,441
Bank of New York Mellon Corp.[1]	2,416	123,192
Park Hotels & Resorts, Inc. REIT	3,736	122,616
Equity Commonwealth REIT*	3,716	119,247
Hospitality Properties Trust REIT	3,923	113,139
Hartford Financial Services Group, Inc.[1]	2,217	110,761
Host Hotels & Resorts, Inc. REIT[1]	5,183	109,361
MetLife, Inc.[1]	2,290	106,989
State Street Corp.[1]	1,087	91,069
Lazard Ltd. — Class A	1,847	88,896
Piedmont Office Realty Trust, Inc. — Class A REIT	4,628	87,608
Weingarten Realty Investors REIT	2,935	87,346
Bank of America Corp.	2,792	82,252
Franklin Resources, Inc.[1]	2,687	81,712
Ameriprise Financial, Inc.	549	81,065
EPR Properties REIT	1,181	80,792
Berkshire Hathaway, Inc. — Class B*	365	78,150
Summit Hotel Properties, Inc. REIT	5,678	76,823
Raymond James Financial, Inc.	828	76,217
Capital One Financial Corp.	741	70,343
Citigroup, Inc.	905	64,925
Synchrony Financial[1]	1,982	61,601
Mastercard, Inc. — Class A	261	58,101
Wells Fargo & Co.	1,066	56,029
Northern Trust Corp.	529	54,027
Comerica, Inc.	568	51,234
Lincoln National Corp.	746	50,474
East West Bancorp, Inc.	836	50,469
CyrusOne, Inc. REIT	678	42,985
Total Financial		3,900,272
Technology - 9.9%
Apple, Inc.	1,459	329,355
Microsoft Corp.[1]	2,328	266,253
HP, Inc.	7,059	181,910
Fidelity National Information Services, Inc.[1]	1,362	148,553
Amdocs Ltd.	2,141	141,263
Cognizant Technology Solutions Corp. — Class A1	1,738	134,087
DXC Technology Co.[1]	1,393	130,273
Intel Corp.[1]	2,739	129,527
International Business Machines Corp.[1]	758	114,617
Oracle Corp.[1]	2,042	105,286
Skyworks Solutions, Inc.[1]	1,065	96,606
Accenture plc — Class A1	560	95,312
MAXIMUS, Inc.	1,335	86,855
Fiserv, Inc.*,1	1,016	83,698
Cirrus Logic, Inc.*	2,124	81,986
Leidos Holdings, Inc.	1,174	81,194
Citrix Systems, Inc.*	728	80,924
Paychex, Inc.[1]	1,095	80,647
Texas Instruments, Inc.	695	74,567
NetApp, Inc.[1]	748	64,246
Seagate Technology plc[1]	1,282	60,703
Veeva Systems, Inc. — Class A*	550	59,879
Western Digital Corp.[1]	1,020	59,711
ON Semiconductor Corp.*,1	3,196	58,902
Broadridge Financial Solutions, Inc.[1]	443	58,454
Hewlett Packard Enterprise Co.[1]	3,421	55,796
Conduent, Inc.*	2,437	54,881
Xilinx, Inc.	682	54,676
Analog Devices, Inc.	591	54,644
Broadcom, Inc.	193	47,619
QUALCOMM, Inc.	660	47,540
Total Technology		3,119,964
Consumer, Cyclical - 9.1%
Southwest Airlines Co.[1]	2,208	137,890
Delta Air Lines, Inc.[1]	2,352	136,016
Walmart, Inc.	1,289	121,050

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 100.3% (continued)
Consumer, Cyclical - 9.1% (continued)
Lear Corp.[1]	828	$120,060
PACCAR, Inc.[1]	1,742	118,787
La-Z-Boy, Inc.	3,740	118,184
Allison Transmission Holdings, Inc.	2,142	111,405
JetBlue Airways Corp.*	5,173	100,149
PulteGroup, Inc.	4,006	99,229
United Continental Holdings, Inc.*	952	84,785
Copa Holdings S.A. — Class A	1,034	82,554
Lions Gate Entertainment Corp. — Class A	3,115	75,975
BorgWarner, Inc.	1,768	75,635
Best Buy Company, Inc.	951	75,472
TJX Companies, Inc.	668	74,829
Toll Brothers, Inc.	2,197	72,567
Meritor, Inc.*	3,279	63,482
Hyatt Hotels Corp. — Class A	750	59,692
PVH Corp.	412	59,493
Children's Place, Inc.	464	59,299
General Motors Co.[1]	1,760	59,259
Alaska Air Group, Inc.[1]	860	59,220
Dollar General Corp.	541	59,131
DR Horton, Inc.	1,380	58,208
AutoZone, Inc.*	75	58,178
Home Depot, Inc.	278	57,588
American Airlines Group, Inc.	1,379	56,994
Darden Restaurants, Inc.	511	56,818
Las Vegas Sands Corp.	957	56,779
Nu Skin Enterprises, Inc. — Class A	677	55,798
Dana, Inc.	2,972	55,487
KB Home	2,276	54,419
TRI Pointe Group, Inc.*	4,366	54,139
Delphi Technologies plc	1,694	53,124
Target Corp.	553	48,780
Carter's, Inc.	491	48,412
Cooper-Standard Holdings, Inc.*	393	47,152
American Axle & Manufacturing Holdings, Inc.*	2,602	45,379
Visteon Corp.*	471	43,756
Total Consumer, Cyclical		2,875,174
Communications - 8.7%
Verizon Communications, Inc.[1]	5,655	301,920
Cisco Systems, Inc.[1]	3,628	176,502
Zayo Group Holdings, Inc.*	4,885	169,607
Alphabet, Inc. — Class C*	142	169,473
Telephone & Data Systems, Inc.	5,369	163,379
Amazon.com, Inc.*	66	132,198
Omnicom Group, Inc.[1]	1,888	128,422
F5 Networks, Inc.*,1	562	112,074
ARRIS International plc*	3,853	100,140
Facebook, Inc. — Class A*	593	97,525
Juniper Networks, Inc.[1]	3,058	91,648
Interpublic Group of Companies, Inc.	3,921	89,673
CenturyLink, Inc.[1]	4,223	89,528
News Corp. — Class A	6,680	88,109
Shenandoah Telecommunications Co.	1,829	70,874
Scholastic Corp.	1,486	69,381
InterDigital, Inc.	833	66,640
AT&T, Inc.	1,962	65,884
AMC Networks, Inc. — Class A*	986	65,411
Boingo Wireless, Inc.*	1,795	62,645
Vonage Holdings Corp.*	4,405	62,375
CDW Corp.[1]	682	60,643
TEGNA, Inc.	4,900	58,604
VeriSign, Inc.*	339	54,281
Sirius XM Holdings, Inc.	8,294	52,418
Walt Disney Co.	425	49,700
Comcast Corp. — Class A	1,400	49,574
Cogent Communications Holdings, Inc.	885	49,383
Total Communications		2,748,011
Utilities - 7.5%
National Fuel Gas Co.	4,784	268,191
Exelon Corp.[1]	5,780	252,355
Portland General Electric Co.	5,280	240,821
UGI Corp.	3,879	215,207
El Paso Electric Co.	3,636	207,979
PNM Resources, Inc.	4,770	188,176
OGE Energy Corp.	3,994	145,062
Pinnacle West Capital Corp.	1,655	131,043
Consolidated Edison, Inc.[1]	1,686	128,456
Entergy Corp.[1]	1,335	108,309
AES Corp.	7,444	104,216
Ameren Corp.[1]	1,644	103,934
FirstEnergy Corp.[1]	2,192	81,477
American Electric Power Company, Inc.	931	65,989
Black Hills Corp.	998	57,974
Edison International	855	57,866
Total Utilities		2,357,055
Energy - 4.9%
Exxon Mobil Corp.[1]	3,656	310,833
Chevron Corp.[1]	2,117	258,867
Valero Energy Corp.[1]	1,682	191,327
Occidental Petroleum Corp.[1]	2,192	180,117
Phillips 66[1]	1,583	178,436
Williams Companies, Inc.[1]	2,639	71,755
HollyFrontier Corp.[1]	983	68,712
Kinder Morgan, Inc.[1]	3,736	66,239
ConocoPhillips[1]	751	58,127
Murphy USA, Inc.*	673	57,515
PBF Energy, Inc. — Class A	1,140	56,897
ONEOK, Inc.	728	49,351
Total Energy		1,548,176
Basic Materials - 3.2%
Eastman Chemical Co.[1]	2,019	193,259
LyondellBasell Industries N.V. — Class A1	1,491	152,842
Olin Corp.	4,748	121,929
Westlake Chemical Corp.[1]	1,326	110,204
Huntsman Corp.	3,965	107,967
Cabot Corp.	1,459	91,508
Chemours Co.	1,695	66,851
International Paper Co.[1]	1,289	63,354
Celanese Corp. — Class A	496	56,544

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 100.3% (continued)
Basic Materials - 3.2% (continued)
Domtar Corp.	922	$48,101
Total Basic Materials		1,012,559
Total Common Stocks
(Cost $30,245,894)		31,641,589

MONEY MARKET FUND† - 4.9%
Invesco Short-Term Investments Trust Treasury Obligations Portfolio — Institutional Class 1.93%[2]	1,534,068	1,534,068
Total Money Market Fund
(Cost $1,534,068)		1,534,068
Total Investments - 105.2%
(Cost $31,779,962)		$33,175,657
Other Assets & Liabilities, net - (5.2)%		(1,645,433)
Total Net Assets - 100.0%		$31,530,224

Custom Basket Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap††
Morgan Stanley	Long Short Equity Portfolio Long Custom Basket Swap[3]	2.35%	At Maturity	05/31/19	$20,313,333	$517,506
OTC Custom Basket Swap Sold Short††
Morgan Stanley	Long Short Equity Portfolio Short Custom Basket Swap[4]	(1.57)%	At Maturity	05/31/19	33,958,511	(1,475,667)

CUSTOM BASKET OF LONG SECURITIES[3]
	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
Apple, Inc.	935	8.3%	$43,018
Cisco Systems, Inc.	2,324	6.4%	33,044
Microsoft Corp.	1,491	6.4%	32,883
Pfizer, Inc.	3,901	5.0%	25,719
Amgen, Inc.	684	4.5%	23,030
Genesee & Wyoming, Inc. — Class A*	1,088	4.4%	22,517
UGI Corp.	2,485	4.3%	22,373
Medtronic plc	1,242	4.3%	22,001
Archer-Daniels-Midland Co.	3,829	4.1%	21,214
Allison Transmission Holdings, Inc.	1,372	3.6%	18,535
Exelon Corp.	3,703	3.6%	18,502
Telephone & Data Systems, Inc.	3,439	3.5%	18,306
Exxon Mobil Corp.	2,342	3.5%	18,278
Eli Lilly & Co.	768	3.5%	18,041
Valero Energy Corp.	1,078	3.5%	17,890
Portland General Electric Co.	3,382	3.4%	17,760
Verizon Communications, Inc.	3,623	3.3%	17,181
Merck & Company, Inc.	1,019	2.9%	14,877
F5 Networks, Inc.*	360	2.7%	13,937
Alphabet, Inc. — Class C*	91	2.7%	13,936
El Paso Electric Co.	2,329	2.7%	13,917
CVS Health Corp.	1,523	2.7%	13,879
Senior Housing Properties Trust	8,950	2.6%	13,495
Visa, Inc. — Class A	678	2.4%	12,644
WellCare Health Plans, Inc.*	100	2.4%	12,540
Charles River Laboratories International, Inc.*	466	2.4%	12,330
Park Hotels & Resorts, Inc.	2,393	2.3%	11,988
Amazon.com, Inc.*	42	2.2%	11,389
Gibraltar Industries, Inc.*	1,430	2.2%	11,211
Greenbrier Companies, Inc.	1,377	2.1%	11,072
DXC Technology Co.	893	2.1%	10,876
Allergan plc	283	2.1%	10,642
NetApp, Inc.	479	2.0%	10,565
PNM Resources, Inc.	3,055	2.0%	10,354
Procter & Gamble Co.	1,556	2.0%	10,264
KBR, Inc.	1,766	2.0%	10,232
Snap-on, Inc.	293	2.0%	10,146
Norfolk Southern Corp.	300	1.9%	10,010
Cardtronics plc — Class A*	1,119	1.9%	9,741
ConocoPhillips	481	1.9%	9,706
Ameren Corp.	1,053	1.8%	9,496
Occidental Petroleum Corp.	1,404	1.8%	9,472
EnerSys	756	1.8%	9,239
STERIS plc	539	1.8%	9,088
HP, Inc.	4,522	1.8%	9,057
Thermo Fisher Scientific, Inc.	328	1.7%	8,712
Juniper Networks, Inc.	1,959	1.7%	8,707
AMC Networks, Inc. — Class A*	632	1.6%	8,147
FirstEnergy Corp.	1,404	1.5%	7,758
Corning, Inc.	1,136	1.5%	7,489
Mastercard, Inc. — Class A	167	1.4%	7,439
AES Corp.	4,769	1.4%	7,422
Southwest Airlines Co.	1,414	1.4%	7,380
Regal Beloit Corp.	1,377	1.4%	7,370
Danaher Corp.	1,261	1.4%	7,351
Delta Air Lines, Inc.	1,507	1.4%	7,109
Travelport Worldwide Ltd.	3,370	1.3%	6,943
CenturyLink, Inc.	2,705	1.3%	6,705
Chevron Corp.	1,356	1.3%	6,619
Fidelity National Information Services, Inc.	872	1.2%	6,352
Bristol-Myers Squibb Co.	1,046	1.2%	6,266
Eaton Corporation plc	595	1.2%	6,096
Crane Co.	727	1.1%	5,909
Humana, Inc.	143	1.1%	5,847
Avnet, Inc.	1,331	1.1%	5,818
Oracle Corp.	1,308	1.1%	5,793
Anthem, Inc.	151	1.1%	5,573
Apartment Investment & Management Co. — Class A	1,851	1.1%	5,467
Edwards Lifesciences Corp.*	186	1.0%	5,398
Johnson & Johnson	735	1.0%	5,278
Huntington Ingalls Industries, Inc.	160	1.0%	5,156
Sysco Corp.	1,063	1.0%	5,092
Scholastic Corp.	952	1.0%	5,049
Zimmer Biomet Holdings, Inc.	342	1.0%	5,047
UnitedHealth Group, Inc.	168	1.0%	4,911
Union Pacific Corp.	153	0.9%	4,611
Broadridge Financial Solutions, Inc.	284	0.9%	4,447
TEGNA, Inc.	3,139	0.8%	4,356
Shenandoah Telecommunications Co.	1,172	0.8%	4,329
Dover Corp.	717	0.8%	4,292
Leidos Holdings, Inc.	752	0.8%	4,195
Domtar Corp.	590	0.8%	4,134
IQVIA Holdings, Inc.*	583	0.8%	4,035
Gilead Sciences, Inc.	799	0.8%	3,922
Biogen, Inc.*	123	0.8%	3,910
CoreLogic, Inc.*	1,389	0.7%	3,850
Allstate Corp.	1,122	0.7%	3,808
Fiserv, Inc.*	651	0.7%	3,804
Home Depot, Inc.	178	0.7%	3,778
Hershey Co.	447	0.7%	3,732
American Electric Power Company, Inc.	597	0.7%	3,692
Parker-Hannifin Corp.	241	0.7%	3,618
Sabre Corp.	1,589	0.7%	3,579
United Continental Holdings, Inc.*	610	0.7%	3,574
Pinnacle West Capital Corp.	1,060	0.7%	3,451
InterDigital, Inc.	534	0.6%	3,200
Caterpillar, Inc.	487	0.6%	3,159
Walt Disney Co.	272	0.6%	3,120
Jazz Pharmaceuticals plc*	804	0.6%	3,109
McCormick & Company, Inc.	305	0.6%	2,939
Equity Commonwealth*	2,380	0.6%	2,856
Kimberly-Clark Corp.	572	0.5%	2,811
Paychex, Inc.	701	0.5%	2,810
TreeHouse Foods, Inc.*	285	0.5%	2,793
HCA Healthcare, Inc.	321	0.5%	2,776
OGE Energy Corp.	2,559	0.5%	2,747
Baxter International, Inc.	947	0.5%	2,722
Alexion Pharmaceuticals, Inc.*	288	0.5%	2,698
PepsiCo, Inc.	731	0.5%	2,675
Colgate-Palmolive Co.	799	0.5%	2,552
Altria Group, Inc.	951	0.5%	2,452
Abbott Laboratories	1,649	0.5%	2,444
Alaska Air Group, Inc.	551	0.5%	2,331
Simply Good Foods Co.*	2,058	0.4%	2,317
Entergy Corp.	855	0.4%	2,278
Accenture plc — Class A	358	0.4%	2,151
Kansas City Southern	328	0.4%	2,137
Zoetis, Inc.	1,189	0.4%	2,095
CDW Corp.	437	0.4%	2,007
Rexnord Corp.*	1,279	0.4%	2,000
Comcast Corp. — Class A	896	0.4%	1,840
PBF Energy, Inc. — Class A	730	0.3%	1,751
JPMorgan Chase & Co.	1,340	0.3%	1,714
Trinity Industries, Inc.	1,332	0.3%	1,669
Carter's, Inc.	381	0.3%	1,644
Becton Dickinson and Co.	291	0.3%	1,628
Veeva Systems, Inc. — Class A*	352	0.3%	1,604
Post Holdings, Inc.*	785	0.3%	1,534
Mondelez International, Inc. — Class A	2,303	0.3%	1,494
Kroger Co.	1,714	0.3%	1,476
Aflac, Inc.	1,848	0.3%	1,411
Hospitality Properties Trust	2,513	0.3%	1,366
Synchrony Financial	1,270	0.3%	1,336
IDEXX Laboratories, Inc.*	204	0.3%	1,322
Boingo Wireless, Inc.*	483	0.3%	1,296
Vishay Intertechnology, Inc.	1,721	0.2%	1,253
PVH Corp.	263	0.2%	1,153
Hill-Rom Holdings, Inc.	730	0.2%	1,128
Regeneron Pharmaceuticals, Inc.*	95	0.2%	1,062
Medpace Holdings, Inc.*	640	0.2%	1,028
Bruker Corp.	1,871	0.2%	1,009
ARRIS International plc*	2,468	0.2%	1,008
Best Buy Company, Inc.	609	0.2%	1,005
National Fuel Gas Co.	3,065	0.2%	943
La-Z-Boy, Inc.	2,396	0.2%	936
Interpublic Group of Companies, Inc.	2,512	0.2%	900
Berkshire Hathaway, Inc. — Class B*	233	0.2%	880
Ryder System, Inc.	459	0.2%	869
Darling Ingredients, Inc.*	1,661	0.2%	847
Xilinx, Inc.	437	0.2%	813
Estee Lauder Companies, Inc. — Class A	258	0.1%	767
CenterPoint Energy, Inc.	2,320	0.1%	743
TJX Companies, Inc.	428	0.1%	736
Walmart, Inc.	826	0.1%	619
Illumina, Inc.*	103	0.1%	617
Ameriprise Financial, Inc.	352	0.1%	611
LivaNova plc*	297	0.1%	611
Summit Hotel Properties, Inc.	3,638	0.1%	609
Children's Place, Inc.	297	0.1%	556
Weingarten Realty Investors	1,880	0.1%	555
Hyatt Hotels Corp. — Class A	480	0.1%	548
Celgene Corp.*	500	0.1%	528
PACCAR, Inc.	1,116	0.1%	430
MetLife, Inc.	1,467	0.1%	399
Trinseo S.A.	882	0.1%	395
Edison International	548	0.1%	363
Spirit AeroSystems Holdings, Inc. — Class A	572	0.1%	350
Philip Morris International, Inc.	427	0.1%	343
Dollar General Corp.	346	0.1%	334
Bio-Rad Laboratories, Inc. — Class A*	124	0.1%	307
Conduent, Inc.*	1,561	0.1%	306
Target Corp.	354	0.1%	299
Ligand Pharmaceuticals, Inc. — Class B*	138	0.1%	295
Sirius XM Holdings, Inc.	5,313	0.1%	284
Black Hills Corp.	639	0.1%	284
Raymond James Financial, Inc.	530	0.1%	260
Brown-Forman Corp. — Class B	747	0.1%	241
AutoZone, Inc.*	48	0.0%	228
Constellation Brands, Inc. — Class A	171	0.0%	226
Innoviva, Inc.*	2,471	0.0%	199
Monster Beverage Corp.*	636	0.0%	196
EMCOR Group, Inc.	1,526	0.0%	189
Intuitive Surgical, Inc.*	82	0.0%	180
Performance Food Group Co.*	2,241	0.0%	146
JetBlue Airways Corp.*	3,314	0.0%	134
Citrix Systems, Inc.*	466	0.0%	133
Analog Devices, Inc.	378	0.0%	70
Kinder Morgan, Inc.	2,393	0.0%	66
ONEOK, Inc.	466	0.0%	63
Skyworks Solutions, Inc.	682	0.0%	26
Broadcom, Inc.	123	0.0%	(23)
Cogent Communications Holdings, Inc.	567	0.0%	(31)
Cooper-Standard Holdings, Inc.*	252	0.0%	(32)
Kellogg Co.	1,835	0.0%	(51)
VeriSign, Inc.*	217	0.0%	(200)
International Business Machines Corp.	486	0.0%	(240)
Travelers Companies, Inc.	690	0.0%	(243)
Jabil, Inc.	1,568	0.0%	(263)
Hologic, Inc.*	868	(0.1%)	(288)
Texas Instruments, Inc.	445	(0.1%)	(297)
Lincoln National Corp.	478	(0.1%)	(308)
Edgewell Personal Care Co.*	281	(0.1%)	(314)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
Citigroup, Inc.	580	(0.1%)	$(322)
EPR Properties	757	(0.1%)	(394)
Vonage Holdings Corp.*	2,822	(0.1%)	(411)
Herbalife Nutrition Ltd.*	672	(0.1%)	(434)
Consolidated Edison, Inc.	1,080	(0.1%)	(442)
Murphy USA, Inc.*	431	(0.1%)	(458)
FedEx Corp.	347	(0.1%)	(484)
Sonoco Products Co.	656	(0.1%)	(510)
Nu Skin Enterprises, Inc. — Class A	434	(0.1%)	(545)
QUALCOMM, Inc.	422	(0.1%)	(549)
Molina Healthcare, Inc.*	203	(0.1%)	(550)
Belden, Inc.	616	(0.1%)	(577)
American Airlines Group, Inc.	883	(0.1%)	(578)
Western Union Co.	3,838	(0.1%)	(584)
MEDNAX, Inc.*	792	(0.1%)	(601)
Ventas, Inc.	1,628	(0.1%)	(641)
American Axle & Manufacturing Holdings, Inc.*	1,667	(0.1%)	(743)
Capital One Financial Corp.	474	(0.1%)	(746)
Host Hotels & Resorts, Inc.	3,320	(0.2%)	(782)
East West Bancorp, Inc.	535	(0.2%)	(787)
Celanese Corp. — Class A	317	(0.2%)	(808)
HollyFrontier Corp.	630	(0.2%)	(823)
Johnson Controls International plc	1,007	(0.2%)	(826)
Las Vegas Sands Corp.	613	(0.2%)	(828)
Lazard Ltd. — Class A	1,183	(0.2%)	(852)
Darden Restaurants, Inc.	327	(0.2%)	(855)
Pentair plc	1,716	(0.2%)	(1,092)
Hewlett Packard Enterprise Co.	2,192	(0.2%)	(1,105)
DR Horton, Inc.	884	(0.2%)	(1,146)
Central Garden & Pet Co. — Class A*	1,049	(0.2%)	(1,190)
Wells Fargo & Co.	683	(0.2%)	(1,264)
Cognizant Technology Solutions Corp. — Class A	1,113	(0.2%)	(1,266)
Comerica, Inc.	364	(0.2%)	(1,279)
Waters Corp.*	348	(0.3%)	(1,361)
United Rentals, Inc.*	329	(0.3%)	(1,394)
Packaging Corporation of America	749	(0.3%)	(1,460)
Varian Medical Systems, Inc.*	511	(0.3%)	(1,551)
Piedmont Office Realty Trust, Inc. — Class A	2,965	(0.3%)	(1,642)
Visteon Corp.*	301	(0.3%)	(1,698)
Northern Trust Corp.	339	(0.3%)	(1,728)
Williams Companies, Inc.	1,691	(0.4%)	(1,918)
Amdocs Ltd.	1,371	(0.4%)	(1,930)
MAXIMUS, Inc.	855	(0.4%)	(1,984)
Bank of America Corp.	1,788	(0.4%)	(2,097)
Phillips 66	1,014	(0.4%)	(2,246)
KB Home	1,458	(0.4%)	(2,246)
Lamb Weston Holdings, Inc.	1,274	(0.4%)	(2,273)
AT&T, Inc.	1,257	(0.4%)	(2,297)
Evo Payments, Inc. — Class A*	1,695	(0.4%)	(2,334)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
Oshkosh Corp.	896	(0.5%)	$(2,505)
Quanta Services, Inc.*	1,740	(0.5%)	(2,597)
TRI Pointe Group, Inc.*	2,797	(0.5%)	(2,680)
Lions Gate Entertainment Corp. — Class A	1,995	(0.5%)	(2,781)
Toll Brothers, Inc.	1,408	(0.6%)	(3,019)
BorgWarner, Inc.	1,133	(0.6%)	(3,085)
Hartford Financial Services Group, Inc.	1,420	(0.6%)	(3,126)
Gentex Corp.	1,901	(0.6%)	(3,199)
WestRock Co.	1,847	(0.7%)	(3,448)
Prudential Financial, Inc.	904	(0.7%)	(3,576)
Cabot Corp.	935	(0.7%)	(3,604)
Werner Enterprises, Inc.	1,045	(0.7%)	(3,655)
Zayo Group Holdings, Inc.*	3,129	(0.7%)	(3,735)
Dana, Inc.	1,904	(0.8%)	(4,097)
Flowers Foods, Inc.	1,944	(0.8%)	(4,150)
Mylan N.V.*	1,390	(0.9%)	(4,479)
Arrow Electronics, Inc.*	1,043	(0.9%)	(4,529)
Louisiana-Pacific Corp.	2,991	(0.9%)	(4,879)
Franklin Resources, Inc.	1,721	(1.0%)	(4,963)
Principal Financial Group, Inc.	1,371	(1.0%)	(5,001)
Bank of New York Mellon Corp.	1,548	(1.0%)	(5,207)
US Foods Holding Corp.*	2,444	(1.1%)	(5,483)
Omnicom Group, Inc.	1,210	(1.1%)	(5,653)
Meritor, Inc.*	2,101	(1.1%)	(5,671)
State Street Corp.	696	(1.1%)	(5,863)
Coherent, Inc.*	194	(1.2%)	(5,979)
International Paper Co.	825	(1.2%)	(5,988)
Masco Corp.	2,355	(1.2%)	(6,115)
Cirrus Logic, Inc.*	1,361	(1.2%)	(6,126)
Boise Cascade Co.	1,924	(1.2%)	(6,384)
AGCO Corp.	1,009	(1.2%)	(6,416)
AECOM*	3,086	(1.2%)	(6,474)
TE Connectivity Ltd.	921	(1.3%)	(6,694)
Kraft Heinz Co.	1,905	(1.4%)	(7,073)
Eastman Chemical Co.	1,293	(1.4%)	(7,147)
Facebook, Inc. — Class A*	380	(1.4%)	(7,160)
Pilgrim's Pride Corp.*	2,622	(1.5%)	(7,709)
Chemours Co.	1,086	(1.5%)	(7,766)
Intel Corp.	1,755	(1.5%)	(7,888)
Seagate Technology plc	821	(1.6%)	(8,170)
General Motors Co.	1,127	(1.6%)	(8,518)
PulteGroup, Inc.	2,567	(1.7%)	(8,868)
ON Semiconductor Corp.*	2,048	(1.8%)	(9,298)
Vector Group Ltd.	3,257	(1.8%)	(9,307)
News Corp. — Class A	4,280	(1.8%)	(9,332)
Huntsman Corp.	2,540	(1.8%)	(9,407)
Westlake Chemical Corp.	850	(2.0%)	(10,177)
Benchmark Electronics, Inc.	1,693	(2.0%)	(10,508)
Olin Corp.	3,042	(2.2%)	(11,291)
LyondellBasell Industries N.V. — Class A	955	(2.2%)	(11,370)
McKesson Corp.	1,239	(2.4%)	(12,205)
Delphi Technologies plc	1,085	(2.5%)	(12,813)
Tech Data Corp.*	506	(2.5%)	(12,897)
Cummins, Inc.	708	(2.6%)	(13,251)
Cardinal Health, Inc.	2,981	(2.7%)	(13,871)
Western Digital Corp.	654	(2.8%)	(14,421)
Lear Corp.	530	(3.2%)	(16,639)
Owens Corning	640	(3.3%)	(16,837)
Ingredion, Inc.	1,069	(4.2%)	(21,655)
Copa Holdings S.A. — Class A	662	(4.8%)	(24,987)
Molson Coors Brewing Co. — Class B	1,687	(5.4%)	(27,710)
Tyson Foods, Inc. — Class A	2,146	(6.4%)	(33,196)
Total Custom Basket of Long Securities			517,506

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

CUSTOM BASKET OF SHORT SECURITIES[4]
	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
Healthcare Services Group, Inc.	(7,464)	(3.9%)	$57,110
Summit Materials, Inc. — Class A*	(12,416)	(3.4%)	49,858
Tesla, Inc.*	(370)	(2.2%)	32,561
Martin Marietta Materials, Inc.	(758)	(1.6%)	23,361
LendingTree, Inc.*	(421)	(1.6%)	23,305
Texas Capital Bancshares, Inc.*	(1,289)	(1.4%)	20,661
Royal Gold, Inc.	(2,336)	(1.4%)	20,653
Valley National Bancorp	(13,333)	(1.3%)	19,079
NewMarket Corp.	(1,165)	(1.3%)	18,384
MarketAxess Holdings, Inc.	(716)	(1.1%)	16,544
Vulcan Materials Co.	(1,744)	(1.1%)	15,950
First Horizon National Corp.	(9,144)	(1.1%)	15,775
Southern Copper Corp.	(6,991)	(1.1%)	15,522
Sterling Bancorp	(5,509)	(1.0%)	14,743
BB&T Corp.	(3,027)	(0.9%)	13,703
Charles Schwab Corp.	(1,843)	(0.9%)	12,699
Capitol Federal Financial, Inc.	(22,426)	(0.8%)	12,449
New York Community Bancorp, Inc.	(10,143)	(0.8%)	12,320
Goldman Sachs Group, Inc.	(453)	(0.8%)	12,009
Investors Bancorp, Inc.	(13,978)	(0.8%)	11,989
Whirlpool Corp.	(782)	(0.8%)	11,355
Signature Bank	(1,039)	(0.7%)	10,833
TripAdvisor, Inc.*	(1,858)	(0.7%)	10,610
Pinnacle Financial Partners, Inc.	(2,489)	(0.7%)	10,410
Robert Half International, Inc.	(1,181)	(0.6%)	9,369
Steven Madden Ltd.	(4,087)	(0.6%)	9,212
ABM Industries, Inc.	(4,251)	(0.6%)	9,154
Washington Federal, Inc.	(3,096)	(0.6%)	9,061
Associated Banc-Corp.	(4,258)	(0.6%)	8,360
People's United Financial, Inc.	(5,416)	(0.5%)	7,801
Douglas Emmett, Inc.	(7,432)	(0.5%)	7,383
Core Laboratories N.V.	(834)	(0.5%)	7,283
BWX Technologies, Inc.	(1,558)	(0.5%)	7,128
KeyCorp	(5,086)	(0.5%)	7,093
PriceSmart, Inc.	(1,388)	(0.5%)	6,676
Cimpress N.V.*	(723)	(0.4%)	6,488
Meredith Corp.	(3,321)	(0.4%)	6,306
FMC Corp.	(1,456)	(0.4%)	6,045

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
Nucor Corp.	(2,241)	(0.4%)	$5,907
Fifth Third Bancorp	(3,244)	(0.3%)	5,052
Multi-Color Corp.	(3,422)	(0.3%)	4,866
Chubb Ltd.	(1,037)	(0.3%)	4,831
Liberty Property Trust	(2,966)	(0.3%)	4,784
Huntington Bancshares, Inc.	(6,730)	(0.3%)	4,386
First Republic Bank	(2,723)	(0.3%)	3,985
WR Grace & Co.	(3,722)	(0.3%)	3,825
Howard Hughes Corp.*	(1,766)	(0.3%)	3,643
Parsley Energy, Inc. — Class A*	(3,509)	(0.2%)	3,446
Public Storage	(486)	(0.2%)	3,441
Covanta Holding Corp.	(5,914)	(0.2%)	3,252
Polaris Industries, Inc.	(907)	(0.2%)	3,112
U.S. Bancorp	(1,957)	(0.2%)	2,959
American Homes 4 Rent — Class A	(6,582)	(0.2%)	2,872
Marriott International, Inc. — Class A	(1,477)	(0.2%)	2,810
US Ecology, Inc.	(1,241)	(0.2%)	2,805
Boston Properties, Inc.	(1,526)	(0.2%)	2,789
BancorpSouth Bank	(2,888)	(0.2%)	2,573
JBG SMITH Properties	(4,445)	(0.2%)	2,413
Corporate Office Properties Trust	(3,366)	(0.2%)	2,357
Compass Minerals International, Inc.	(3,263)	(0.2%)	2,298
Palo Alto Networks, Inc.*	(427)	(0.2%)	2,295
Old National Bancorp	(4,715)	(0.2%)	2,182
Mobile Mini, Inc.	(3,774)	(0.1%)	1,983
Leggett & Platt, Inc.	(5,544)	(0.1%)	1,960
PolyOne Corp.	(4,278)	(0.1%)	1,775
Eaton Vance Corp.	(1,474)	(0.1%)	1,736
Asbury Automotive Group, Inc.*	(1,335)	(0.1%)	1,672
CarMax, Inc.*	(1,252)	(0.1%)	1,532
Praxair, Inc.	(483)	(0.1%)	1,527
Ally Financial, Inc.	(3,977)	(0.1%)	1,501
Mid-America Apartment Communities, Inc.	(944)	(0.1%)	1,273
S&P Global, Inc.	(452)	(0.1%)	1,146
Air Products & Chemicals, Inc.	(482)	(0.1%)	1,073
Paramount Group, Inc.	(12,533)	(0.1%)	1,038
Commercial Metals Co.	(9,390)	(0.1%)	975
Ball Corp.	(1,765)	(0.1%)	926
Floor & Decor Holdings, Inc. — Class A*	(367)	(0.1%)	916
Sealed Air Corp.	(2,258)	(0.1%)	751
Graphic Packaging Holding Co.	(6,615)	0.0%	725
Guidewire Software, Inc.*	(1,543)	0.0%	692
Berry Global Group, Inc.*	(1,901)	0.0%	669
Caesars Entertainment Corp.*	(8,795)	0.0%	630
Hormel Foods Corp.	(2,384)	0.0%	516
Silgan Holdings, Inc.	(3,319)	0.0%	205
Royal Caribbean Cruises Ltd.	(731)	0.0%	(56)
Everest Re Group Ltd.	(521)	0.0%	(109)
Roper Technologies, Inc.	(446)	0.0%	(236)
Clean Harbors, Inc.*	(1,371)	0.0%	(237)
Intercontinental Exchange, Inc.	(1,452)	0.0%	(255)
Tractor Supply Co.	(1,049)	0.0%	(344)
Charter Communications, Inc. — Class A*	(291)	0.0%	(382)
Alexandria Real Estate Equities, Inc.	(1,457)	0.0%	(404)
Choice Hotels International, Inc.	(1,148)	0.0%	(482)
Regency Centers Corp.	(1,549)	0.0%	(505)
General Dynamics Corp.	(592)	0.1%	(862)
SBA Communications Corp.*	(1,008)	0.1%	(870)
Viad Corp.	(1,586)	0.1%	(896)
Dentsply Sirona, Inc.	(2,494)	0.1%	(993)
Service Corporation International	(2,162)	0.1%	(1,091)
Henry Schein, Inc.*	(1,136)	0.1%	(1,095)
Sotheby's*	(1,939)	0.1%	(1,331)
Sempra Energy	(1,169)	0.1%	(1,411)
Norwegian Cruise Line Holdings Ltd.*	(1,669)	0.1%	(1,425)
Ulta Beauty, Inc.*	(339)	0.1%	(1,453)
Genuine Parts Co.	(1,992)	0.1%	(1,624)
Atmos Energy Corp.	(1,022)	0.1%	(1,883)
National Oilwell Varco, Inc.	(2,908)	0.1%	(2,143)
PPG Industries, Inc.	(2,364)	0.2%	(2,355)
Hanesbrands, Inc.	(5,245)	0.2%	(2,369)
Scotts Miracle-Gro Co. — Class A	(2,410)	0.2%	(2,587)
Omnicell, Inc.*	(1,357)	0.2%	(2,669)
American Campus Communities, Inc.	(5,112)	0.2%	(2,741)
Vornado Realty Trust	(3,012)	0.2%	(3,096)
Welltower, Inc.	(2,976)	0.2%	(3,351)
Alliant Energy Corp.	(2,758)	0.2%	(3,445)
Church & Dwight Company, Inc.	(1,608)	0.2%	(3,478)
AMETEK, Inc.	(1,507)	0.3%	(4,087)
Invitation Homes, Inc.	(13,185)	0.3%	(4,157)
Camden Property Trust	(2,256)	0.3%	(4,569)
Republic Services, Inc. — Class A	(3,571)	0.3%	(4,969)
Equifax, Inc.	(2,820)	0.4%	(5,255)
Cooper Companies, Inc.	(294)	0.4%	(5,328)
Crown Castle International Corp.	(1,537)	0.4%	(5,638)
Essex Property Trust, Inc.	(843)	0.4%	(6,469)
Garmin Ltd.	(1,364)	0.5%	(7,016)
Aon plc	(706)	0.5%	(7,081)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
Sensient Technologies Corp.	(4,591)	0.5%	$(7,119)
WPX Energy, Inc.*	(9,211)	0.5%	(7,162)
Netflix, Inc.*	(257)	0.5%	(7,377)
KAR Auction Services, Inc.	(3,208)	0.5%	(7,574)
Terreno Realty Corp.	(8,498)	0.5%	(7,609)
Equinix, Inc.	(342)	0.5%	(7,624)
Planet Fitness, Inc. — Class A*	(1,341)	0.5%	(7,867)
IBERIABANK Corp.	(1,438)	0.5%	(7,901)
HB Fuller Co.	(3,589)	0.5%	(7,915)
Wolverine World Wide, Inc.	(4,930)	0.6%	(8,542)
American Tower Corp. — Class A	(1,162)	0.6%	(8,594)
Xylem, Inc.	(1,782)	0.6%	(8,648)
CF Industries Holdings, Inc.	(1,679)	0.6%	(8,691)
Texas Roadhouse, Inc. — Class A	(1,555)	0.6%	(8,779)
Federal Realty Investment Trust	(807)	0.6%	(9,250)
Workday, Inc. — Class A*	(817)	0.7%	(9,832)
CyrusOne, Inc.	(1,976)	0.7%	(10,078)
Incyte Corp.*	(1,429)	0.7%	(10,180)
Aramark	(1,851)	0.7%	(10,547)
Equity Residential	(3,094)	0.7%	(10,634)
RenaissanceRe Holdings Ltd.	(1,197)	0.7%	(10,645)
Retail Opportunity Investments Corp.	(8,715)	0.7%	(10,979)
Alleghany Corp.	(200)	0.8%	(11,078)
Digital Realty Trust, Inc.	(1,670)	0.8%	(11,717)
Waste Management, Inc.	(2,465)	0.8%	(11,840)
Sherwin-Williams Co.	(264)	0.8%	(11,861)
FireEye, Inc.*	(6,227)	0.8%	(12,473)
Realty Income Corp.	(4,355)	0.9%	(12,671)
Ashland Global Holdings, Inc.	(971)	0.9%	(12,795)
Kilroy Realty Corp.	(2,930)	0.9%	(12,960)
ServiceNow, Inc.*	(610)	0.9%	(12,961)
AvalonBay Communities, Inc.	(1,112)	0.9%	(13,166)
Redwood Trust, Inc.	(8,821)	0.9%	(13,799)
Glacier Bancorp, Inc.	(2,884)	1.0%	(14,313)
Allegheny Technologies, Inc.*	(6,113)	1.0%	(14,356)
Dominion Energy, Inc.	(3,315)	1.0%	(14,387)
TransDigm Group, Inc.*	(260)	1.0%	(14,792)
Healthcare Trust of America, Inc. — Class A	(12,942)	1.0%	(14,985)
Copart, Inc.*	(1,872)	1.0%	(15,196)
Moody's Corp.	(1,094)	1.1%	(15,636)
Eversource Energy	(2,166)	1.1%	(16,056)
Rexford Industrial Realty, Inc.	(6,168)	1.1%	(16,334)
FactSet Research Systems, Inc.	(582)	1.1%	(16,377)
HCP, Inc.	(7,167)	1.1%	(16,388)
Vail Resorts, Inc.	(279)	1.2%	(17,891)
ASGN, Inc.*	(2,310)	1.2%	(18,391)
Haemonetics Corp.*	(1,685)	1.3%	(18,481)
Monolithic Power Systems, Inc.	(1,129)	1.3%	(18,620)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
IHS Markit Ltd.*	(5,775)	1.4%	$(20,676)
Axis Capital Holdings Ltd.	(3,733)	1.5%	(21,542)
Cable One, Inc.	(203)	1.5%	(21,650)
American Water Works Company, Inc.	(2,836)	1.5%	(21,827)
AptarGroup, Inc.	(1,590)	1.5%	(22,365)
Sun Communities, Inc.	(3,728)	1.5%	(22,515)
South Jersey Industries, Inc.	(4,175)	1.6%	(24,060)
RPM International, Inc.	(4,823)	1.6%	(24,068)
White Mountains Insurance Group Ltd.	(234)	1.7%	(24,823)
Cannae Holdings, Inc.*	(7,544)	1.7%	(24,933)
Tyler Technologies, Inc.*	(579)	1.8%	(26,621)
salesforce.com, Inc.*	(1,236)	1.9%	(27,498)
UDR, Inc.	(4,306)	1.9%	(27,523)
TransUnion	(1,583)	1.9%	(28,289)
Ecolab, Inc.	(1,292)	1.9%	(28,533)
Equity LifeStyle Properties, Inc.	(3,465)	1.9%	(28,686)
MSCI, Inc. — Class A	(689)	2.1%	(30,600)
MSA Safety, Inc.	(2,268)	2.1%	(30,727)
Pegasystems, Inc.	(2,123)	2.2%	(31,901)
Shake Shack, Inc. — Class A*	(1,622)	2.2%	(32,270)
Hess Corp.	(3,509)	2.2%	(32,472)
Crocs, Inc.*	(4,443)	2.2%	(32,487)
Markel Corp.*	(341)	2.2%	(33,047)
Cornerstone OnDemand, Inc.*	(1,808)	2.3%	(33,296)
EastGroup Properties, Inc.	(2,609)	2.4%	(34,702)
SPS Commerce, Inc.*	(1,056)	2.4%	(35,805)
Ultimate Software Group, Inc.*	(440)	2.9%	(42,732)
CoStar Group, Inc.*	(567)	3.6%	(53,207)
Cintas Corp.	(1,277)	3.9%	(57,994)
Tetra Tech, Inc.	(5,883)	4.6%	(68,520)
Team, Inc.*	(9,284)	4.7%	(69,791)
Exponent, Inc.	(5,310)	5.2%	(77,469)
RLI Corp.	(4,312)	5.6%	(82,107)
Verisk Analytics, Inc. — Class A*	(3,105)	5.9%	(87,219)
Balchem Corp.	(3,964)	7.3%	(107,851)
Rollins, Inc.	(7,715)	7.4%	(109,389)
Total Custom Basket of Short Securities			(1,475,667)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at Septermber 30, 2018.
[2]	Rate indicated is the 7-day yield as of September 30, 2018.
[3]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2018.
[4]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$31,641,589	$—	$—	$31,641,589
Money Market Fund	1,534,068		—	1,534,068
Custom Basket Swap Agreements**	—	517,506	—	517,506
Total Assets	$33.175.657	$517.506	$—	$33,693,163

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements**	$—	$1,475,667	$—	$1,475,667

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 3.0%
Financial - 0.7%
Alleghany Corp.	2	$1,305
Reinsurance Group of America, Inc. — Class A	7	1,012
Camden Property Trust REIT	10	936
East West Bancorp, Inc.	15	906
SEI Investments Co.	14	855
WR Berkley Corp.	10	799
Kilroy Realty Corp. REIT	11	789
American Financial Group, Inc.	7	777
National Retail Properties, Inc. REIT	17	762
Cullen/Frost Bankers, Inc.	7	731
Jones Lang LaSalle, Inc.	5	722
Brown & Brown, Inc.	24	710
Lamar Advertising Co. — Class A REIT	9	700
Signature Bank	6	689
Omega Healthcare Investors, Inc. REIT	21	688
Liberty Property Trust REIT	16	676
Old Republic International Corp.	30	671
Commerce Bancshares, Inc.	10	660
Douglas Emmett, Inc. REIT	17	641
CyrusOne, Inc. REIT	10	634
Eaton Vance Corp.	12	631
PacWest Bancorp	13	619
First American Financial Corp.	12	619
Primerica, Inc.	5	603
Webster Financial Corp.	10	590
First Horizon National Corp.	34	587
American Campus Communities, Inc. REIT	14	576
Medical Properties Trust, Inc. REIT	38	567
Synovus Financial Corp.	12	549
EPR Properties REIT	8	547
New York Community Bancorp, Inc.	52	539
RenaissanceRe Holdings Ltd.	4	534
Sterling Bancorp	24	528
Highwoods Properties, Inc. REIT	11	520
SLM Corp.*	46	513
Wintrust Financial Corp.	6	510
Hanover Insurance Group, Inc.	4	493
Bank OZK	13	493
Hospitality Properties Trust REIT	17	490
Prosperity Bancshares, Inc.	7	485
Janus Henderson Group plc	18	485
Kemper Corp.	6	483
Pinnacle Financial Partners, Inc.	8	481
Umpqua Holdings Corp.	23	478
Life Storage, Inc. REIT	5	476
Rayonier, Inc. REIT	14	473
Associated Banc-Corp.	18	468
CoreSite Realty Corp. REIT	4	445
Interactive Brokers Group, Inc. — Class A	8	443
Sabra Health Care REIT, Inc.	19	439
Senior Housing Properties Trust REIT	25	439
FNB Corp.	34	433
TCF Financial Corp.	18	429
Hancock Whitney Corp.	9	428
Chemical Financial Corp.	8	427
LaSalle Hotel Properties REIT	12	415
MB Financial, Inc.	9	415
Texas Capital Bancshares, Inc.*	5	413
First Industrial Realty Trust, Inc. REIT	13	408
JBG SMITH Properties REIT	11	405
Evercore, Inc. — Class A	4	402
United Bankshares, Inc.	11	400
Valley National Bancorp	35	394
Cousins Properties, Inc. REIT	44	391
Weingarten Realty Investors REIT	13	387
Uniti Group, Inc. REIT	19	383
Healthcare Realty Trust, Inc. REIT	13	380
Home BancShares, Inc.	17	372
CNO Financial Group, Inc.	17	361
Taubman Centers, Inc. REIT	6	359
Stifel Financial Corp.	7	359
UMB Financial Corp.	5	355
Navient Corp.	25	337
Cathay General Bancorp	8	332
Corporate Office Properties Trust REIT	11	328
GEO Group, Inc. REIT	13	327
Fulton Financial Corp.	19	316
Bank of Hawaii Corp.	4	316
BancorpSouth Bank	9	294
CoreCivic, Inc. REIT	12	292
Washington Federal, Inc.	9	288
PotlatchDeltic Corp. REIT	7	287
Legg Mason, Inc.	9	281
International Bancshares Corp.	6	270
Realogy Holdings Corp.[1]	13	268
Urban Edge Properties REIT	12	265
Aspen Insurance Holdings Ltd.	6	251
Federated Investors, Inc. — Class B	10	241
Trustmark Corp.	7	236
LendingTree, Inc.*	1	230
Tanger Factory Outlet Centers, Inc. REIT	10	229
Genworth Financial, Inc. — Class A*	53	221
Mack-Cali Realty Corp. REIT	10	213
Alexander & Baldwin, Inc. REIT	7	159
Mercury General Corp.	3	150
Total Financial		46,213
Industrial - 0.5%
Keysight Technologies, Inc.*	20	1,326
IDEX Corp.	8	1,205
Trimble, Inc.*	26	1,130
Old Dominion Freight Line, Inc.	7	1,129
Cognex Corp.	18	1,005
Teledyne Technologies, Inc.*	4	987

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 3.0% (continued)
Industrial - 0.5% (continued)
Wabtec Corp.	9	$944
Lennox International, Inc.	4	874
Graco, Inc.	18	834
Nordson Corp.	6	833
Donaldson Company, Inc.	14	816
Hubbell, Inc.	6	801
AptarGroup, Inc.	7	754
Carlisle Companies, Inc.	6	731
Curtiss-Wright Corp.	5	687
Arrow Electronics, Inc.*	9	663
Lincoln Electric Holdings, Inc.	7	654
Acuity Brands, Inc.	4	629
Gentex Corp.	28	601
Littelfuse, Inc.	3	594
Trinity Industries, Inc.	16	586
National Instruments Corp.	12	580
Oshkosh Corp.	8	570
AECOM*	17	555
Sonoco Products Co.	10	555
ITT, Inc.	9	551
Genesee & Wyoming, Inc. — Class A*	6	546
Avnet, Inc.	12	537
Coherent, Inc.*	3	517
Kirby Corp.*	6	493
Crane Co.	5	492
Landstar System, Inc.	4	488
Bemis Company, Inc.	10	486
Woodward, Inc.	6	485
Knight-Swift Transportation Holdings, Inc.	14	483
nVent Electric plc	17	462
EMCOR Group, Inc.	6	451
Ryder System, Inc.	6	438
Jabil, Inc.	16	433
Eagle Materials, Inc.	5	426
MSA Safety, Inc.	4	426
AGCO Corp.	7	426
Regal Beloit Corp.	5	412
Louisiana-Pacific Corp.	15	397
Kennametal, Inc.	9	392
Clean Harbors, Inc.*	5	358
Energizer Holdings, Inc.	6	352
Timken Co.	7	349
EnerSys	4	348
GATX Corp.	4	346
Owens-Illinois, Inc.*	17	320
KBR, Inc.	15	317
Tech Data Corp.*	4	286
Belden, Inc.	4	286
Vishay Intertechnology, Inc.	14	285
Terex Corp.	7	279
Valmont Industries, Inc.	2	277
Esterline Technologies Corp.*	3	273
SYNNEX Corp.	3	254
Dycom Industries, Inc.*	3	254
Granite Construction, Inc.	5	228
Silgan Holdings, Inc.	8	222
Werner Enterprises, Inc.	5	177
Worthington Industries, Inc.	4	174
Greif, Inc. — Class A	3	161
Total Industrial		34,930
Consumer, Non-cyclical - 0.5%
Teleflex, Inc.	5	1,330
Molina Healthcare, Inc.*	7	1,041
STERIS plc	9	1,030
WEX, Inc.*	5	1,004
Lamb Weston Holdings, Inc.	15	999
West Pharmaceutical Services, Inc.	8	988
Service Corporation International	19	840
Bio-Techne Corp.	4	816
Encompass Health Corp.	10	779
Ingredion, Inc.	7	735
MarketAxess Holdings, Inc.	4	714
Post Holdings, Inc.*	7	686
Catalent, Inc.*	15	683
Sabre Corp.	26	678
Charles River Laboratories International, Inc.*	5	673
PRA Health Sciences, Inc.*	6	661
Hill-Rom Holdings, Inc.	7	661
United Therapeutics Corp.*	5	640
Chemed Corp.	2	639
Bio-Rad Laboratories, Inc. — Class A*	2	626
Masimo Corp.*	5	623
LivaNova plc*	5	620
ManpowerGroup, Inc.	7	602
Haemonetics Corp.*	5	573
HealthEquity, Inc.*	6	566
ICU Medical, Inc.*	2	566
Exelixis, Inc.*	31	549
Inogen, Inc.*	2	488
MEDNAX, Inc.*	10	467
Integra LifeSciences Holdings Corp.*	7	461
Globus Medical, Inc. — Class A*	8	454
CoreLogic, Inc.*	9	444
Helen of Troy Ltd.*	3	393
Aaron's, Inc.	7	381
Cantel Medical Corp.	4	368
Sprouts Farmers Market, Inc.*	13	356
NuVasive, Inc.*	5	355
Flowers Foods, Inc.	19	355
Brink's Co.	5	349
Avanos Medical, Inc.*	5	342
Healthcare Services Group, Inc.[1]	8	325
Acadia Healthcare Company, Inc.*	9	317
Syneos Health, Inc.*	6	309
Lancaster Colony Corp.	2	298
Adtalem Global Education, Inc.*	6	289
Weight Watchers International, Inc.*	4	288
Boston Beer Company, Inc. — Class A*	1	288
TreeHouse Foods, Inc.*	6	287
Deluxe Corp.	5	285
Edgewell Personal Care Co.*,1	6	277

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 3.0% (continued)
Consumer, Non-cyclical - 0.5% (continued)
Mallinckrodt plc*	9	$264
LifePoint Health, Inc.*	4	258
Tenet Healthcare Corp.*	9	256
Hain Celestial Group, Inc.*	9	244
Avis Budget Group, Inc.*	7	225
Patterson Companies, Inc.	9	220
Sanderson Farms, Inc.	2	207
Sotheby's*	4	197
Prestige Consumer Healthcare, Inc.*	5	189
United Natural Foods, Inc.*	5	150
Akorn, Inc.*	10	130
Tootsie Roll Industries, Inc.[1]	2	58
Total Consumer, Non-cyclical		30,896
Consumer, Cyclical - 0.4%
Domino's Pizza, Inc.	4	1,179
Live Nation Entertainment, Inc.*	15	817
Five Below, Inc.*	6	780
Pool Corp.	4	668
Dunkin' Brands Group, Inc.	9	663
Toro Co.	11	660
JetBlue Airways Corp.*	33	639
Wyndham Hotels & Resorts, Inc.	11	611
Polaris Industries, Inc.	6	606
Brunswick Corp.	9	603
Six Flags Entertainment Corp.	8	559
Marriott Vacations Worldwide Corp.	5	538
Watsco, Inc.	3	534
Williams-Sonoma, Inc.[1]	8	526
Casey's General Stores, Inc.	4	516
Nu Skin Enterprises, Inc. — Class A	6	495
Carter's, Inc.	5	493
Texas Roadhouse, Inc. — Class A	7	485
Ollie's Bargain Outlet Holdings, Inc.*	5	481
Toll Brothers, Inc.	14	462
American Eagle Outfitters, Inc.	18	447
Cinemark Holdings, Inc.	11	442
Cracker Barrel Old Country Store, Inc.[1]	3	441
MSC Industrial Direct Company, Inc. — Class A	5	441
Wyndham Destinations, Inc.	10	433
Thor Industries, Inc.	5	419
Skechers U.S.A., Inc. — Class A*	14	391
Deckers Outdoor Corp.*	3	356
Adient plc	9	354
Wendy's Co.	20	343
Eldorado Resorts, Inc.*	7	340
Signet Jewelers Ltd.	5	330
Urban Outfitters, Inc.*	8	327
Scotts Miracle-Gro Co. — Class A	4	315
Boyd Gaming Corp.	9	305
Dick's Sporting Goods, Inc.	8	284
Delphi Technologies plc	9	282
Dana, Inc.	15	280
Visteon Corp.*	3	279
Churchill Downs, Inc.	1	278
Tempur Sealy International, Inc.*,1	5	264
Jack in the Box, Inc.	3	251
AutoNation, Inc.*	6	249
Sally Beauty Holdings, Inc.*,1	13	239
Herman Miller, Inc.	6	231
Bed Bath & Beyond, Inc.	15	225
HNI Corp.	5	221
KB Home	9	215
Cheesecake Factory, Inc.	4	214
TRI Pointe Group, Inc.*	16	198
World Fuel Services Corp.	7	194
Brinker International, Inc.	4	187
Tupperware Brands Corp.	5	167
Big Lots, Inc.	4	167
Michaels Companies, Inc.*	10	162
Dillard's, Inc. — Class A1	2	153
Scientific Games Corp. — Class A*	6	152
International Speedway Corp. — Class A1	3	132
Papa John's International, Inc.[1]	2	103
Total Consumer, Cyclical		23,126
Technology - 0.3%
Fortinet, Inc.*	15	1,384
Jack Henry & Associates, Inc.	8	1,281
PTC, Inc.*	11	1,168
Leidos Holdings, Inc.	16	1,107
Zebra Technologies Corp. — Class A*	6	1,061
Tyler Technologies, Inc.*	4	980
Ultimate Software Group, Inc.*	3	967
CDK Global, Inc.	14	876
Teradyne, Inc.	20	740
Fair Isaac Corp.*	3	686
Integrated Device Technology, Inc.*	14	658
Dun & Bradstreet Corp.	4	570
Cypress Semiconductor Corp.	38	551
Blackbaud, Inc.	5	507
Monolithic Power Systems, Inc.	4	502
Teradata Corp.*	13	490
MKS Instruments, Inc.	6	481
Silicon Laboratories, Inc.*	5	459
MAXIMUS, Inc.	7	455
Medidata Solutions, Inc.*	6	440
Lumentum Holdings, Inc.*	7	420
Cree, Inc.*	11	416
j2 Global, Inc.	5	414
Perspecta, Inc.	15	386
Manhattan Associates, Inc.*	7	382
NCR Corp.*	12	341
ACI Worldwide, Inc.*	12	338
Science Applications International Corp.	4	322
CommVault Systems, Inc.*	4	280
Allscripts Healthcare Solutions, Inc.*	18	256
Convergys Corp.	10	237
Cirrus Logic, Inc.*	6	232

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 3.0% (continued)
Technology - 0.3% (continued)
NetScout Systems, Inc.*	8	$202
Synaptics, Inc.*	4	182
Pitney Bowes, Inc.	20	142
Total Technology		19,913
Energy - 0.2%
WPX Energy, Inc.*	42	858
Energen Corp.*	9	775
PBF Energy, Inc. — Class A	13	649
Transocean Ltd.*,1	45	628
Core Laboratories N.V.	5	579
Murphy Oil Corp.	17	567
Chesapeake Energy Corp.*,1	96	431
Oasis Petroleum, Inc.*	28	397
Patterson-UTI Energy, Inc.	23	393
Ensco plc — Class A	46	388
First Solar, Inc.*	8	387
Range Resources Corp.	22	374
Matador Resources Co.*	11	364
McDermott International, Inc.*	19	350
Apergy Corp.*	8	349
SM Energy Co.	11	347
Southwestern Energy Co.*	62	317
CNX Resources Corp.*	22	315
Callon Petroleum Co.*	24	288
QEP Resources, Inc.*	25	283
Oceaneering International, Inc.*	10	276
Murphy USA, Inc.*	3	256
Rowan Companies plc — Class A*	13	245
Nabors Industries Ltd.	34	209
Dril-Quip, Inc.*	4	209
NOW, Inc.*	11	182
Gulfport Energy Corp.*	17	177
Superior Energy Services, Inc.*	16	156
Diamond Offshore Drilling, Inc.*,1	7	140
Total Energy		10,889
Basic Materials - 0.2%
Steel Dynamics, Inc.	25	1,130
RPM International, Inc.	14	909
Chemours Co.	19	749
Reliance Steel & Aluminum Co.	8	683
Ashland Global Holdings, Inc.	7	587
United States Steel Corp.	19	579
Royal Gold, Inc.	7	539
Olin Corp.	18	462
Valvoline, Inc.	20	430
NewMarket Corp.	1	406
Versum Materials, Inc.	11	396
Allegheny Technologies, Inc.*	13	384
Cabot Corp.	6	376
Domtar Corp.	7	365
PolyOne Corp.	8	350
Sensient Technologies Corp.	4	306
Carpenter Technology Corp.	5	295
Minerals Technologies, Inc.	4	271
Compass Minerals International, Inc.	4	269
Commercial Metals Co.	12	246
Total Basic Materials		9,732
Utilities - 0.1%
Atmos Energy Corp.	12	1,127
UGI Corp.	18	999
OGE Energy Corp.	21	763
Aqua America, Inc.	19	701
Vectren Corp.	9	643
MDU Resources Group, Inc.	21	539
National Fuel Gas Co.	9	504
IDACORP, Inc.	5	496
ONE Gas, Inc.	6	494
New Jersey Resources Corp.	9	415
Southwest Gas Holdings, Inc.	5	395
Hawaiian Electric Industries, Inc.	11	391
ALLETE, Inc.	5	375
Black Hills Corp.	6	349
PNM Resources, Inc.	8	316
NorthWestern Corp.	5	293
Total Utilities		8,800
Communications - 0.1%
FactSet Research Systems, Inc.	4	895
Cable One, Inc.	1	883
World Wrestling Entertainment, Inc. — Class A	5	484
Ciena Corp.*	15	469
ARRIS International plc*	18	468
LogMeIn, Inc.	5	445
LiveRamp Holdings, Inc.*	8	396
ViaSat, Inc.*,1	6	384
New York Times Co. — Class A	15	347
AMC Networks, Inc. — Class A*	5	332
InterDigital, Inc.	4	320
Telephone & Data Systems, Inc.	10	304
John Wiley & Sons, Inc. — Class A	5	303
TEGNA, Inc.	23	275
Meredith Corp.	4	204
Cars.com, Inc.*	7	193
Plantronics, Inc.	3	181
Total Communications		6,883
Total Common Stocks
(Cost $161,167)		191,382

MUTUAL FUNDS† - 61.3%
Guggenheim Strategy Fund II2	81,256	2,029,784
Guggenheim Strategy Fund I2	78,693	1,971,248
Total Mutual Funds
(Cost $3,986,580)		4,001,032

	Face Amount
U.S. TREASURY BILLS†† - 1.5%
U.S. Treasury Bills
2.11% due 12/13/18[3,4]	$100,000	99,569
Total U.S. Treasury Bills
(Cost $99,568)		99,569

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 0.1%
Freddie Mac[5]
1.75% due 05/30/19	$6,000	$5,970
Total Federal Agency Notes
(Cost $5,973)		5,970

REPURCHASE AGREEMENTS††,6 - 33.7%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[3]	1,207,514	1,207,514
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[3]	596,623	596,623
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[3]	397,749	397,749
Total Repurchase Agreements
(Cost $2,201,886)		2,201,886

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[8]	3,032	3,032
Total Securities Lending Collateral
(Cost $3,032)		3,032
Total Investments - 99.6%
(Cost $6,458,206)		$6,502,871
Other Assets & Liabilities, net - 0.4%		27,302
Total Net Assets - 100.0%		$6,530,173

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	S&P MidCap 400 Index	2.55%	At Maturity	10/29/18	3,395	$6,855,972	$25,155
Barclays Bank plc	S&P MidCap 400 Index	2.55%	At Maturity	10/31/18	988	1,995,432	7,322
BNP Paribas	S&P MidCap 400 Index	2.61%	At Maturity	10/29/18	363	734,044	2,493
						$9,585,448	$34,970

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$191,382	$—	$—	$191,382
Mutual Funds	4,001,032	—	—	4,001,032
U.S. Treasury Bills	—	99,569	—	99,569
Federal Agency Notes	—	5,970	—	5,970
Repurchase Agreements	—	2,201,886	—	2,201,886
Securities Lending Collateral	3,032	—	—	3,032
Equity Index Swap Agreements**	—	34,970	—	34,970
Total Assets	$4,195,446	$2,342,395	$—	$6,537,841

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$2,371,103	$1,406,698	$(1,806,000)	$(188)	$(365)	$1,971,248	78,693	$47,038
Guggenheim Strategy Fund II	2,376,905	1,011,360	(1,356,000)	(1,907)	(574)	2,029,784	81,256	51,682
	$4,748,008	$2,418,058	$(3,162,000)	$(2,095)	$(939)	$4,001,032		$98,720

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 28.3%
Consumer, Non-cyclical - 7.8%
Aetna, Inc.	4,169	$845,682
Express Scripts Holding Co.*	6,954	660,699
LifePoint Health, Inc.*	6,826	439,594
Pinnacle Foods, Inc.	5,599	362,871
SUPERVALU, Inc.*	8,780	282,892
K2M Group Holdings, Inc.*	6,880	188,306
Envision Healthcare Corp.*	3,256	148,897
NxStage Medical, Inc.*,1	4,860	135,545
Total Consumer, Non-cyclical		3,064,486
Financial - 7.4%
LaSalle Hotel Properties REIT	10,841	374,990
Navigators Group, Inc.	5,419	374,453
Forest City Realty Trust, Inc. — Class A REIT	11,618	291,496
Gramercy Property Trust REIT	10,608	291,083
AmTrust Financial Services, Inc.	19,938	289,500
Blue Hills Bancorp, Inc.	11,040	266,064
CoBiz Financial, Inc.	10,260	227,157
Aspen Insurance Holdings Ltd.	5,303	221,665
Green Bancorp, Inc.	8,402	185,684
PHH Corp.*	14,744	162,036
Beneficial Bancorp, Inc.	8,157	137,854
Genworth Financial, Inc. — Class A*	13,429	55,999
Total Financial		2,877,981
Technology - 5.4%
Syntel, Inc.*	10,793	442,297
Xcerra Corp.*	27,748	395,964
Dun & Bradstreet Corp.	2,650	377,652
CA, Inc.	8,275	365,341
Integrated Device Technology, Inc.*	5,958	280,085
Convergys Corp.	11,783	279,729
Total Technology		2,141,068
Consumer, Cyclical - 2.1%
Pinnacle Entertainment, Inc.*,1	11,483	386,862
Nexeo Solutions, Inc.*	24,143	295,740
SodaStream International Ltd.*	1,023	146,371
Total Consumer, Cyclical		828,973
Industrial - 1.8%
USG Corp.*	8,717	377,533
Rockwell Collins, Inc.[1]	1,247	175,166
KapStone Paper and Packaging Corp.[1]	5,148	174,569
Total Industrial		727,268
Energy - 1.5%
Energen Corp.*	4,398	378,976
Ocean Rig UDW, Inc. — Class A*	5,454	188,817
Total Energy		567,793
Communications - 1.4%
Mitel Networks Corp.*	25,664	282,817
Sprint Corp.*	22,267	145,626
Oclaro, Inc.*	14,061	125,705
Total Communications		554,148
Utilities - 0.9%
Vectren Corp.	2,169	155,062
Avista Corp.[1]	2,407	121,698
Connecticut Water Service, Inc.	1,255	87,059
Total Utilities		363,819
Total Common Stocks
(Cost $10,905,586)		11,125,536

MUTUAL FUNDS† - 22.8%
Guggenheim Variable Insurance Strategy Fund III[2]	164,031	4,113,898
Guggenheim Strategy Fund III[2]	164,447	4,111,172
Guggenheim Strategy Fund II2	24,513	612,325
Guggenheim Strategy Fund I2	5,658	141,737
Total Mutual Funds
(Cost $8,985,584)		8,979,132

CLOSED-END FUNDS† - 8.8%
Dividend and Income Fund	14,425	172,090
GDL Fund	18,842	171,274
Eagle Growth & Income Opportunities Fund[3]	11,202	170,595
RMR Real Estate Income Fund	9,488	170,594
Herzfeld Caribbean Basin Fund, Inc.	26,295	168,025
Adams Natural Resources Fund, Inc.	7,925	157,945
General American Investors Company, Inc.	4,080	150,919
Franklin Universal Trust	21,751	144,644
Cushing Energy Income Fund	11,699	107,982
Boulder Growth & Income Fund, Inc.	9,067	101,641
Morgan Stanley China A Share Fund, Inc.	4,239	91,096
Gabelli Healthcare & WellnessRx Trust	6,660	73,460
Neuberger Berman High Yield Strategies Fund, Inc.	4,344	47,567
Nuveen New Jersey Quality Municipal Income Fund	3,527	45,322
Salient Midstream & MLP Fund	3,995	40,709
PGIM Global Short Duration High Yield Fund, Inc.	1,970	27,324
Nuveen Texas Quality Municipal Income Fund	2,129	26,485
Eaton Vance California Municipal Income Trust	2,218	24,908
Eaton Vance New York Municipal Bond Fund II	2,235	23,266
Brookfield Global Listed Infrastructure Income Fund, Inc.	1,852	22,242
Neuberger Berman California Municipal Fund, Inc.	1,778	22,164
Templeton Emerging Markets Fund/United States	1,367	20,054
Mexico Fund, Inc.	1,226	19,984
Adams Diversified Equity Fund, Inc.	1,194	19,904
Nuveen Connecticut Quality Municipal Income Fund	1,737	19,732
Aberdeen Emerging Markets Equity Income Fund, Inc.	2,794	19,167
Advent Claymore Convertible Securities and Income Fund[2]	1,204	18,867

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
CLOSED-END FUNDS† - 8.8% (continued)
Mexico Equity & Income Fund, Inc.	1,532	$18,782
Morgan Stanley Emerging Markets Fund, Inc.	1,132	17,659
Japan Smaller Capitalization Fund, Inc.	1,588	17,579
PGIM Short Duration High Yield Fund, Inc.	1,234	17,449
Bancroft Fund Ltd.	729	16,694
Invesco High Income Trust II	1,215	16,658
Morgan Stanley Asia-Pacific Fund, Inc.	993	16,345
Western Asset Global High Income Fund, Inc.	1,782	16,234
Aberdeen Asia-Pacific Income Fund, Inc.	3,917	16,216
Morgan Stanley Emerging Markets Debt Fund, Inc.	1,812	15,710
Nuveen Credit Strategies Income Fund	1,955	15,581
Aberdeen Japan Equity Fund, Inc.	1,854	15,555
First Trust High Income Long/Short Fund	1,050	15,487
Templeton Dragon Fund, Inc.	773	15,406
Central and Eastern Europe Fund, Inc.	637	15,323
Eaton Vance Limited Duration Income Fund	1,208	15,317
Western Asset Emerging Markets Debt Fund, Inc.	1,132	15,192
Macquarie Global Infrastructure Total Return Fund, Inc.	711	15,109
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	1,386	15,080
First Trust Aberdeen Emerging Opportunity Fund	1,138	14,828
First Trust Aberdeen Global Opportunity Income Fund	1,540	14,799
Taiwan Fund, Inc.	775	14,787
BlackRock Credit Allocation Income Trust	1,208	14,786
Nuveen Real Asset Income and Growth Fund	917	14,773
AllianceBernstein Global High Income Fund, Inc.	1,260	14,679
Voya Emerging Markets High Income Dividend Equity Fund	1,791	14,453
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	1,103	14,449
Eaton Vance New York Municipal Income Trust	1,232	14,432
Western Asset High Income Fund II, Inc.	2,272	14,404
Aberdeen Total Dynamic Dividend Fund	1,628	14,294
Voya Asia Pacific High Dividend Equity Income Fund	1,495	14,262
Nuveen Multi-Market Income Fund	2,016	14,132
Nuveen AMT-Free Quality Municipal Income Fund	1,113	14,091
Western Asset High Income Opportunity Fund, Inc.	2,952	14,051
BlackRock Resources & Commodities Strategy Trust	1,543	13,995
Tekla Healthcare Opportunities Fund	746	13,980
European Equity Fund, Inc.	1,484	13,935
Western Asset High Yield Defined Opportunity Fund, Inc.	954	13,881
CBRE Clarion Global Real Estate Income Fund	1,899	13,863
Kayne Anderson Midstream/Energy Fund, Inc.	1,075	13,760
Principal Real Estate Income Fund	798	13,757
Tri-Continental Corp.	493	13,740
Tortoise Power and Energy Infrastructure Fund, Inc.	711	13,566
Morgan Stanley India Investment Fund, Inc.	576	13,490
Wells Fargo Income Opportunities Fund	1,703	13,488
Lazard World Dividend & Income Fund, Inc.	1,289	13,457
Western Asset Inflation-Linked Opportunities & Income Fund[2]	1,240	13,442
BlackRock Limited Duration Income Trust	901	13,416
Cohen & Steers REIT and Preferred Income Fund, Inc.	686	13,398
New Germany Fund, Inc.	736	13,395
Source Capital, Inc.	335	13,393
BlackRock Enhanced International Dividend Trust	2,335	13,380
Nuveen Global High Income Fund	854	13,314
BlackRock Corporate High Yield Fund, Inc.	1,263	13,274
Pioneer High Income Trust	1,431	13,251
India Fund, Inc.	598	13,234
MFS Charter Income Trust	1,701	13,200
Western Asset Inflation - Linked Securities & Income Fund[2]	1,171	13,185
BlackRock Debt Strategies Fund, Inc.	1,180	13,145
Korea Fund, Inc.	354	12,971
Tekla Healthcare Investors	560	12,964
Ivy High Income Opportunities Fund	909	12,962
Templeton Emerging Markets Income Fund	1,296	12,960
Eaton Vance Floating-Rate Income Plus Fund	818	12,941
Aberdeen Global Dynamic Dividend Fund	1,248	12,917
Tortoise Pipeline & Energy Fund, Inc.	746	12,906
MFS Multimarket Income Trust	2,326	12,863

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
CLOSED-END FUNDS† - 8.8% (continued)
Ares Dynamic Credit Allocation Fund, Inc.	828	$12,859
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,907	12,853
Gabelli Global Utility & Income Trust	646	12,778
Ellsworth Growth and Income Fund Ltd.	1,234	12,723
Duff & Phelps Global Utility Income Fund, Inc.	864	12,537
BlackRock Enhanced Global Dividend Trust	1,140	12,529
LMP Capital and Income Fund, Inc.	912	12,458
Sprott Focus Trust, Inc.	1,678	12,384
ClearBridge American Energy MLP Fund, Inc.	1,554	12,230
Royce Value Trust, Inc.	742	12,132
China Fund, Inc.	617	12,093
Western Asset Global Corporate Defined Opportunity Fund, Inc.	746	12,085
Cushing Renaissance Fund	626	12,038
Delaware Enhanced Global Dividend & Income Fund	1,066	11,939
BlackRock Enhanced Equity Dividend Trust	1,258	11,938
AllianzGI Equity & Convertible Income Fund	519	11,911
BlackRock Multi-Sector Income Trust	703	11,895
Wells Fargo Multi-Sector Income Fund	977	11,880
Liberty All-Star Equity Fund	1,744	11,877
Brookfield Real Assets Income Fund, Inc.	511	11,784
Lazard Global Total Return and Income Fund, Inc.	663	11,768
Aberdeen Global Premier Properties Fund	1,941	11,762
Eaton Vance Tax-Advantaged Global Dividend Income Fund	655	11,718
Cohen & Steers Global Income Builder, Inc.	1,255	11,697
Aberdeen Income Credit Strategies Fund	819	11,654
Wells Fargo Global Dividend Opportunity Fund	2,202	11,648
Gabelli Dividend & Income Trust	487	11,639
BlackRock Enhanced Capital and Income Fund, Inc.	674	11,593
Swiss Helvetia Fund, Inc.	1,350	11,488
Clough Global Opportunities Fund	1,059	11,480
Royce Micro-Capital Trust, Inc.	1,123	11,466
Neuberger Berman Real Estate Securities Income Fund, Inc.	2,317	11,446
Cohen & Steers Closed-End Opportunity Fund, Inc.	884	11,439
Cohen & Steers Infrastructure Fund, Inc.	513	11,353
Clough Global Dividend and Income Fund	938	11,331
Pioneer Diversified High Income Trust	546	7,982
Latin American Discovery Fund, Inc.	264	2,930
Total Closed-End Funds
(Cost $3,326,249)		3,473,296

	Face Amount
U.S. TREASURY BILLS†† - 22.8%
U.S. Treasury Bills
2.08% due 12/13/18[1,4]	$7,000,000	6,969,819
2.00% due 10/25/18[4,5]	2,027,000	2,024,188
Total U.S. Treasury Bills
(Cost $8,994,373)		8,994,007

REPURCHASE AGREEMENTS††,6 - 1.2%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	248,740	248,740
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	122,901	122,901
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	81,934	81,934
Total Repurchase Agreements
(Cost $453,575)		453,575

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.2%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[8]	96,500	96,500
Total Securities Lending Collateral
(Cost $96,500)		96,500
Total Investments - 84.1%
(Cost $32,761,867)		$33,122,046

COMMON STOCKS SOLD SHORT† - (7.9)%
Consumer, Cyclical - (0.4)%
Marriott Vacations Worldwide Corp.	1	(112)
Penn National Gaming, Inc.*	4,823	(158,773)
Total Consumer, Cyclical		(158,885)
Communications - (0.4)%
T-Mobile US, Inc.*	2,285	(160,361)
Industrial - (0.4)%
United Technologies Corp.	359	(50,192)
SYNNEX Corp.	1,406	(119,088)
Total Industrial		(169,280)
Technology - (0.5)%
Lumentum Holdings, Inc.*	900	(53,955)
Cohu, Inc.	5,852	(146,885)
Total Technology		(200,840)
Basic Materials - (0.6)%
Univar, Inc.*	7,363	(225,750)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS SOLD SHORT† - (7.9)% (continued)
Energy - (1.3)%
Transocean Ltd.*	8,796	$(122,704)
Diamondback Energy, Inc.	2,833	(382,993)
Total Energy		(505,697)
Consumer, Non-cyclical - (1.9)%
Conagra Brands, Inc.	3,636	(123,515)
CVS Health Corp.	3,493	(274,969)
Cigna Corp.	1,693	(352,567)
Total Consumer, Non-cyclical		(751,051)
Financial - (2.4)%
WSFS Financial Corp.	2,458	(115,895)
BOK Financial Corp.	1,744	(169,656)
Veritex Holdings, Inc.*	6,638	(187,590)
Independent Bank Corp.	2,548	(210,465)
Pebblebrook Hotel Trust	6,982	(253,935)
Total Financial		(937,541)
Total Common Stocks Sold Short
(Proceeds $2,992,930)		(3,109,405)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (9.4)%
SPDR S&P 500 ETF Trust	5	(1,454)
Technology Select Sector SPDR Fund	101	(7,608)
iShares MSCI South Korea ETF	137	(9,353)
iShares Russell 1000 Growth ETF	137	(21,369)
iShares MSCI United Kingdom ETF	710	(24,225)
iShares 20+ Year Treasury Bond ETF	276	(32,367)
iShares MSCI Emerging Markets ETF	886	(38,027)
iShares MSCI Japan ETF	717	(43,185)
VanEck Vectors Russia ETF	2,026	(43,681)
iShares Core U.S. Aggregate Bond ETF	457	(48,223)
iShares Russell 1000 Value ETF	397	(50,268)
iShares MSCI Australia ETF	2,605	(57,623)
Industrial Select Sector SPDR Fund	788	(61,779)
VanEck Vectors Gold Miners ETF	3,339	(61,838)
Invesco QQQ Trust Series 1	369	(68,557)
iShares MSCI Taiwan ETF	1,826	(68,840)
Materials Select Sector SPDR Fund	1,506	(87,243)
iShares iBoxx $ Investment Grade Corporate Bond ETF	837	(96,196)
iShares MSCI EAFE ETF	1,443	(98,109)
iShares China Large-Capital ETF	2,372	(101,569)
iShares MSCI Mexico ETF	2,074	(106,251)
iShares TIPS Bond ETF	974	(107,744)
Utilities Select Sector SPDR Fund	2,163	(113,882)
Consumer Staples Select Sector SPDR Fund	2,479	(133,693)
Consumer Discretionary Select Sector SPDR Fund	1,185	(138,906)
Financial Select Sector SPDR Fund	5,409	(149,180)
Health Care Select Sector SPDR Fund	1,935	(184,115)
iShares Russell 2000 Index ETF	1,330	(224,171)
iShares U.S. Real Estate ETF	3,250	(260,065)
Energy Select Sector SPDR Fund	4,345	(329,090)
SPDR Bloomberg Barclays High Yield Bond ETF	11,525	(415,476)
iShares 7-10 Year Treasury Bond ETF	5,141	(520,115)
Total Exchange-Traded Funds Sold Short
(Proceeds $3,737,579)		(3,704,202)
Total Securities Sold Short - (17.3)%
(Proceeds $6,730,509)		$(6,813,607)
Other Assets & Liabilities, net - 33.2%		13,066,586
Total Net Assets - 100.0%		$39,375,025

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
WTI Crude Futures Contracts	4	Nov 2018	$293,880	$14,747
Low Sulphur Gas Oil Futures Contracts	4	Nov 2018	289,200	14,160
NY Harbor ULSD Futures Contracts	3	Nov 2018	296,100	13,229
Brent Crude Futures Contracts	3	Dec 2018	248,610	12,435
Cattle Feeder Futures Contracts	4	Nov 2018	316,100	6,422
Natural Gas Futures Contracts	7	Nov 2018	210,350	2,228
			$1,654,240	$63,221

Equity Futures Contracts Purchased†
Nikkei 225 (OSE) Index Futures Contracts††	2	Dec 2018	424,749	20,680
Tokyo Stock Price Index Futures Contracts	3	Dec 2018	479,757	15,543

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
NASDAQ-100 Index Mini Futures Contracts	4	Dec 2018	$612,540	$15,316
OMX Stockholm 30 Index Futures Contracts††	29	Oct 2018	539,592	8,456
Russell 2000 Index Mini Futures Contracts	8	Dec 2018	680,520	1,772
Amsterdam Index Futures Contracts	1	Oct 2018	127,496	1,430
FTSE 100 Index Futures Contracts	2	Dec 2018	194,636	1,099
S&P/TSX 60 IX Index Futures Contracts	3	Dec 2018	441,660	369
CAC 40 10 Euro Index Futures Contracts	6	Oct 2018	382,037	(79)
S&P 500 Index Mini Futures Contracts	6	Dec 2018	875,700	(86)
SPI 200 Index Futures Contracts	6	Dec 2018	668,895	(1,579)
CBOE Volatility Index Futures Contracts	58	Dec 2018	882,760	(11,611)
CBOE Volatility Index Futures Contracts	114	Nov 2018	1,705,440	(19,530)
			$8,015,782	$31,780

Currency Futures Contracts Purchased†
Canadian Dollar Futures Contracts	33	Dec 2018	2,558,490	19,550
New Zealand Dollar Futures Contracts	10	Dec 2018	663,100	6,863
British Pound Futures Contracts	12	Dec 2018	980,925	220
Japanese Yen Futures Contracts	6	Dec 2018	663,825	(7,412)
			$4,866,340	$19,221

Interest Rate Futures Contracts Purchased†
Euro - 30 year Bond Futures Contracts	4	Dec 2018	809,289	10,840
Australian Government 10 Year Bond Futures Contracts	89	Dec 2018	8,289,468	9,806
Long Gilt Futures Contracts††	24	Dec 2018	3,785,737	(7,735)
Euro - OATS Futures Contracts	62	Dec 2018	10,875,197	(79,402)
			$23,759,691	$(66,491)

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	112	Oct 2018	1,573,600	163,097
IBEX 35 Index Futures Contracts††	5	Oct 2018	541,221	7,626
FTSE MIB Index Futures Contracts††	6	Dec 2018	717,081	6,853
Euro STOXX 50 Index Futures Contracts	8	Dec 2018	314,259	4,789
DAX Index Futures Contracts	1	Dec 2018	354,563	771
Hang Seng Index Futures Contracts††	3	Oct 2018	528,599	(50)
			$4,029,323	$183,086

Interest Rate Futures Contracts Sold Short†
Canadian Government 10 Year Bond Futures Contracts	105	Dec 2018	10,786,201	69,459
U.S. Treasury 10 Year Note Futures Contracts	101	Dec 2018	12,000,062	62,813
U.S. Treasury Ultra Long Bond Futures Contracts	7	Dec 2018	1,079,750	118
Euro - BTP Italian Government Bond Futures Contracts	10	Dec 2018	1,437,877	(32)
U.S. Treasury Long Bond Futures Contracts	13	Dec 2018	1,826,500	(313)
Euro - Bund Futures Contracts	10	Dec 2018	1,844,868	(1,099)
			$28,975,258	$130,946

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	70	Dec 2018	8,978,375	116,437
Australian Dollar Futures Contracts	13	Dec 2018	940,290	(11,394)
			$9,918,665	$105,043

Commodity Futures Contracts Sold Short†
Soybean Futures Contracts	8	Nov 2018	337,700	40,580
Soybean Oil Futures Contracts	25	Dec 2018	434,700	16,257
Cocoa Futures Contracts	9	Dec 2018	185,940	5,943
Soybean Meal Futures Contracts	10	Dec 2018	308,800	1,497
Gasoline RBOB Futures Contracts	3	Nov 2018	263,138	(3,277)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short† (continued)
Lean Hogs Futures Contracts	9	Dec 2018	$208,350	$(6,170)
Coffee 'C' Futures Contracts	8	Dec 2018	307,350	(8,461)
Live Cattle Futures Contracts	7	Dec 2018	333,130	(9,682)
			$2,379,108	$36,687

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley	Multi-Hedge Portfolio Long Custom Basket Swap[9]	2.38%	At Maturity	08/31/23	$493,358	$(12,281)
Morgan Stanley	Multi-Hedge Portfolio Long Custom Basket Swap[10]	2.38%	At Maturity	08/30/19	19,597,399	(146,962)
Morgan Stanley	Multi-Hedge Portfolio Long Custom Basket Swap[11]	2.38%	At Maturity	08/30/19	12,527,198	(348,942)
					$32,617,955	$(508,185)
OTC Custom Basket Swap Agreements††
Morgan Stanley	Multi-Hedge Portfolio Short Custom Basket Swap[12]	(1.57)%	At Maturity	08/30/19	$15,840,874	$239,923
Morgan Stanley	Multi-Hedge Portfolio Short Custom Basket Swap[13]	(1.41)%	At Maturity	08/30/19	12,393,326	486,974
					$28,234,200	$726,897

CUSTOM BASKET OF LONG SECURITIES[9]
	Shares	Percentage Value	Value and Unrealized Depreciation
Avista Corp.	5,152	31.5%	$(3,864)
magicJack VocalTec Ltd.*	28,057	68.5%	(8,417)
Total Custom Basket of Long Securities			(12,281)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

CUSTOM BASKET OF LONG SECURITIES[10]
	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
Exxon Mobil Corp.	1,931	(6.4%)	$9,358
Pfizer, Inc.	3,587	(5.4%)	7,954
Danaher Corp.	1,380	(4.4%)	6,499
Edwards Lifesciences Corp.*	209	(4.2%)	6,241
Charles River Laboratories International, Inc.*	525	(3.9%)	5,791
Crane Co.	810	(3.9%)	5,727
Cardinal Health, Inc.	3,341	(3.8%)	5,636
HP, Inc.	4,783	(3.6%)	5,357
CVS Health Corp.	1,530	(3.6%)	5,258
McKesson Corp.	1,389	(3.5%)	5,192
Amgen, Inc.	688	(3.5%)	5,146
Scholastic Corp.	1,071	(3.4%)	4,980
Ingredion, Inc.	1,206	(3.2%)	4,691
Chevron Corp.	1,209	(3.1%)	4,618
Genesee & Wyoming, Inc. — Class A*	1,477	(3.1%)	4,579
Principal Financial Group, Inc.	1,246	(2.8%)	4,172
F5 Networks, Inc.*	391	(2.7%)	4,027
Caterpillar, Inc.	449	(2.7%)	3,901
UGI Corp.	2,673	(2.6%)	3,822
Juniper Networks, Inc.	2,354	(2.5%)	3,625
Allison Transmission Holdings, Inc.	1,538	(2.5%)	3,614
EnerSys	852	(2.4%)	3,527
Jazz Pharmaceuticals plc*	878	(2.3%)	3,395
Greenbrier Companies, Inc.	1,533	(2.2%)	3,206
Oracle Corp.	1,101	(2.2%)	3,163
AES Corp.	5,839	(2.1%)	3,153
Cummins, Inc.	730	(2.1%)	3,117
Zimmer Biomet Holdings, Inc.	392	(2.1%)	3,073
Alexion Pharmaceuticals, Inc.*	323	(2.1%)	3,026
Spirit AeroSystems Holdings, Inc. — Class A	645	(1.8%)	2,696
Prudential Financial, Inc.	875	(1.8%)	2,664
Baxter International, Inc.	977	(1.8%)	2,657
Simply Good Foods Co.*	2,306	(1.8%)	2,597
Occidental Petroleum Corp.	1,449	(1.7%)	2,553
Corning, Inc.	1,412	(1.7%)	2,527
DXC Technology Co.	1,033	(1.7%)	2,510
AMC Networks, Inc. — Class A*	711	(1.7%)	2,505
Rexnord Corp.*	1,425	(1.7%)	2,448
Medtronic plc	1,228	(1.6%)	2,407
Abbott Laboratories	1,546	(1.6%)	2,291
McCormick & Company, Inc.	320	(1.5%)	2,198
ConocoPhillips	539	(1.5%)	2,140
International Business Machines Corp.	452	(1.5%)	2,138
Snap-on, Inc.	329	(1.4%)	2,118
WellCare Health Plans, Inc.*	112	(1.4%)	2,007
Parker-Hannifin Corp.	243	(1.3%)	1,975
Lions Gate Entertainment Corp. — Class A	2,175	(1.3%)	1,892
Southwest Airlines Co.	1,604	(1.3%)	1,845
Carter's, Inc.	427	(1.3%)	1,842
National Fuel Gas Co.	3,438	(1.2%)	1,822
Cisco Systems, Inc.	2,036	(1.2%)	1,792
Waters Corp.*	338	(1.2%)	1,758
Eaton Corporation plc	606	(1.2%)	1,745
United Rentals, Inc.*	379	(1.2%)	1,734
PNM Resources, Inc.	3,441	(1.2%)	1,721
Ameriprise Financial, Inc.	347	(1.1%)	1,641
Telephone & Data Systems, Inc.	4,145	(1.1%)	1,617
Thermo Fisher Scientific, Inc.	317	(1.1%)	1,579
HCA Healthcare, Inc.	309	(1.1%)	1,548
Norfolk Southern Corp.	285	(1.0%)	1,518
Merck & Company, Inc.	702	(1.0%)	1,474
Visa, Inc. — Class A	530	(1.0%)	1,462
Boingo Wireless, Inc.*	542	(1.0%)	1,454
Constellation Brands, Inc. — Class A	192	(1.0%)	1,425
Bristol-Myers Squibb Co.	922	(1.0%)	1,411
Fiserv, Inc.*	594	(0.9%)	1,372
PVH Corp.	295	(0.9%)	1,293
Altria Group, Inc.	720	(0.9%)	1,289
AGCO Corp.	1,136	(0.9%)	1,280
MetLife, Inc.	1,423	(0.8%)	1,181
Anthem, Inc.	126	(0.8%)	1,174
JetBlue Airways Corp.*	4,135	(0.8%)	1,158
Medpace Holdings, Inc.*	717	(0.8%)	1,151
Zoetis, Inc.	1,222	(0.8%)	1,145
Dover Corp.	762	(0.8%)	1,138
United Continental Holdings, Inc.*	680	(0.8%)	1,124
Eli Lilly & Co.	673	(0.7%)	1,083
Gilead Sciences, Inc.	715	(0.7%)	1,058
Amdocs Ltd.	1,506	(0.7%)	1,046
TEGNA, Inc.	3,252	(0.7%)	1,041
Trinseo S.A.	865	(0.7%)	1,019
Hyatt Hotels Corp. — Class A	450	(0.7%)	1,004
Shenandoah Telecommunications Co.	1,040	(0.6%)	938
Apple, Inc.	226	(0.6%)	902
Best Buy Company, Inc.	527	(0.6%)	870
Estee Lauder Companies, Inc. — Class A	289	(0.6%)	859
Alaska Air Group, Inc.	619	(0.6%)	848
Fidelity National Information Services, Inc.	924	(0.6%)	832
Domtar Corp.	643	(0.6%)	817
IQVIA Holdings, Inc.*	445	(0.6%)	816
Zayo Group Holdings, Inc.*	3,519	(0.5%)	781
Pinnacle West Capital Corp.	1,147	(0.5%)	753
Aflac, Inc.	1,981	(0.5%)	747
Hershey Co.	504	(0.5%)	746
Trinity Industries, Inc.	1,498	(0.5%)	706
American Electric Power Company, Inc.	592	(0.5%)	701
Apartment Investment & Management Co. — Class A	2,123	(0.5%)	701

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
Illumina, Inc.*	116	(0.5%)	$695
CDW Corp.	501	(0.5%)	681
TJX Companies, Inc.	378	(0.4%)	650
Western Union Co.	4,630	(0.4%)	648
Humana, Inc.	122	(0.4%)	642
Weingarten Realty Investors	2,127	(0.4%)	628
Children's Place, Inc.	333	(0.4%)	623
News Corp. — Class A	4,681	(0.4%)	562
Microsoft Corp.	397	(0.4%)	532
Dollar General Corp.	388	(0.3%)	375
Bio-Rad Laboratories, Inc. — Class A*	139	(0.2%)	344
Colgate-Palmolive Co.	618	(0.2%)	334
Ligand Pharmaceuticals, Inc. — Class B*	154	(0.2%)	329
CenterPoint Energy, Inc.	1,015	(0.2%)	325
Sirius XM Holdings, Inc.	5,954	(0.2%)	319
Paychex, Inc.	777	(0.2%)	308
KBR, Inc.	1,968	(0.2%)	295
Oshkosh Corp.	948	(0.2%)	288
Brown-Forman Corp. — Class B	837	(0.2%)	270
Gibraltar Industries, Inc.*	1,602	(0.2%)	269
Accenture plc — Class A	355	(0.2%)	267
Performance Food Group Co.*	2,555	(0.2%)	263
AutoZone, Inc.*	54	(0.2%)	257
Innoviva, Inc.*	2,769	(0.2%)	223
Monster Beverage Corp.*	712	(0.1%)	220
Procter & Gamble Co.	1,250	(0.1%)	217
ARRIS International plc*	2,732	(0.1%)	203
Intuitive Surgical, Inc.*	73	(0.1%)	160
Mondelez International, Inc. — Class A	2,242	(0.1%)	151
Citrix Systems, Inc.*	522	(0.1%)	149
Post Holdings, Inc.*	842	(0.1%)	119
Analog Devices, Inc.	422	(0.1%)	79
Equity Commonwealth*	2,597	(0.1%)	78
Kinder Morgan, Inc.	2,400	0.0%	59
Exelon Corp.	3,992	0.0%	49
STERIS plc	459	0.0%	(9)
Piedmont Office Realty Trust, Inc. — Class A	3,290	0.0%	(10)
Ameren Corp.	1,372	0.0%	(12)
Biogen, Inc.*	119	0.0%	(21)
Cooper-Standard Holdings, Inc.*	282	0.0%	(36)
Cogent Communications Holdings, Inc.	767	0.0%	(41)
Varian Medical Systems, Inc.*	628	0.0%	(57)
Sabre Corp.	2,034	0.0%	(59)
Copa Holdings S.A. — Class A	946	0.1%	(95)
PepsiCo, Inc.	524	0.1%	(110)
Hospitality Properties Trust	2,806	0.1%	(166)
Pentair plc	1,697	0.2%	(232)
Texas Instruments, Inc.	398	0.2%	(265)
Becton Dickinson and Co.	158	0.2%	(269)
PACCAR, Inc.	1,199	0.2%	(276)
Hologic, Inc.*	851	0.2%	(282)
Allergan plc	262	0.2%	(322)
FirstEnergy Corp.	1,632	0.2%	(327)
Archer-Daniels-Midland Co.	4,180	0.2%	(340)
Flowers Foods, Inc.	2,177	0.3%	(449)
CenturyLink, Inc.	2,849	0.3%	(456)
IDEXX Laboratories, Inc.*	228	0.3%	(460)
NetApp, Inc.	519	0.3%	(477)
Herbalife Nutrition Ltd.*	753	0.3%	(486)
Packaging Corporation of America	827	0.3%	(493)
Vonage Holdings Corp.*	3,394	0.3%	(495)
Skyworks Solutions, Inc.	839	0.3%	(495)
Murphy USA, Inc.*	483	0.3%	(513)
LivaNova plc*	333	0.4%	(526)
Icad, Inc.*	5,848	0.4%	(526)
Raymond James Financial, Inc.	530	0.4%	(531)
Hartford Financial Services Group, Inc.	1,410	0.4%	(548)
FedEx Corp.	350	0.4%	(554)
Sonoco Products Co.	735	0.4%	(571)
Tech Data Corp.*	567	0.4%	(599)
Nu Skin Enterprises, Inc. — Class A	486	0.4%	(610)
MEDNAX, Inc.*	888	0.4%	(613)
Molina Healthcare, Inc.*	228	0.4%	(617)
Johnson & Johnson	385	0.5%	(666)
Walmart, Inc.	437	0.5%	(684)
Summit Hotel Properties, Inc.	3,727	0.5%	(745)
Lazard Ltd. — Class A	1,147	0.6%	(826)
American Axle & Manufacturing Holdings, Inc.*	1,868	0.6%	(833)
Darling Ingredients, Inc.*	1,845	0.6%	(849)
Synchrony Financial	1,415	0.6%	(876)
Las Vegas Sands Corp.	687	0.6%	(928)
Darden Restaurants, Inc.	366	0.7%	(957)
Delta Air Lines, Inc.	1,566	0.7%	(972)
Kansas City Southern	365	0.7%	(973)
Leidos Holdings, Inc.	846	0.7%	(992)
Celanese Corp. — Class A	356	0.7%	(1,007)
Evo Payments, Inc. — Class A*	742	0.7%	(1,022)
Belden, Inc.	802	0.7%	(1,043)
Intel Corp.	1,339	0.7%	(1,084)
BorgWarner, Inc.	1,112	0.7%	(1,094)
Lamb Weston Holdings, Inc.	1,382	0.8%	(1,119)
PGT Innovations, Inc.*	1,265	0.8%	(1,151)
Kimberly-Clark Corp.	608	0.8%	(1,155)
Broadridge Financial Solutions, Inc.	373	0.8%	(1,188)
Pilgrim's Pride Corp.*	2,998	0.8%	(1,199)
Hewlett Packard Enterprise Co.	2,456	0.8%	(1,238)
OGE Energy Corp.	2,544	0.9%	(1,297)
Central Garden & Pet Co. — Class A*	1,176	0.9%	(1,333)
MAXIMUS, Inc.	944	0.9%	(1,358)
Travelers Companies, Inc.	727	0.9%	(1,363)
EPR Properties	786	0.9%	(1,391)
TreeHouse Foods, Inc.*	329	1.0%	(1,398)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
Cognizant Technology Solutions Corp. — Class A	1,143	1.0%	$(1,463)
Interpublic Group of Companies, Inc.	3,049	1.0%	(1,464)
Host Hotels & Resorts, Inc.	3,706	1.0%	(1,480)
Sysco Corp.	1,134	1.0%	(1,484)
Entergy Corp.	852	1.0%	(1,492)
InterDigital, Inc.	578	1.0%	(1,503)
Hill-Rom Holdings, Inc.	733	1.0%	(1,516)
Vector Group Ltd.	3,682	1.1%	(1,605)
Park Hotels & Resorts, Inc.	2,662	1.1%	(1,638)
Owens Corning	725	1.1%	(1,680)
Omnicom Group, Inc.	1,309	1.2%	(1,702)
International Paper Co.	861	1.2%	(1,712)
PBF Energy, Inc. — Class A	860	1.2%	(1,729)
JPMorgan Chase & Co.	979	1.2%	(1,742)
Bank of New York Mellon Corp.	1,498	1.2%	(1,773)
Dana, Inc.	2,133	1.2%	(1,803)
Werner Enterprises, Inc.	1,148	1.3%	(1,840)
Visteon Corp.*	338	1.3%	(1,907)
DR Horton, Inc.	825	1.3%	(1,922)
Regal Beloit Corp.	1,556	1.3%	(1,945)
Quanta Services, Inc.*	1,704	1.4%	(1,997)
Capital One Financial Corp.	499	1.4%	(2,058)
Franklin Resources, Inc.	1,595	1.4%	(2,119)
State Street Corp.	681	1.5%	(2,134)
CoreLogic, Inc.*	1,507	1.5%	(2,150)
Allstate Corp.	1,181	1.5%	(2,150)
Celgene Corp.*	474	1.5%	(2,202)
HollyFrontier Corp.	673	1.5%	(2,254)
Eastman Chemical Co.	1,424	1.6%	(2,411)
WestRock Co.	1,961	1.7%	(2,508)
KB Home	1,634	1.7%	(2,518)
Cabot Corp.	1,044	1.7%	(2,569)
Bruker Corp.	1,743	1.7%	(2,572)
General Motors Co.	1,167	1.8%	(2,673)
La-Z-Boy, Inc.	2,677	1.9%	(2,723)
Masco Corp.	2,589	1.9%	(2,802)
TRI Pointe Group, Inc.*	3,134	2.0%	(3,002)
Portland General Electric Co.	3,942	2.1%	(3,114)
Western Digital Corp.	720	2.2%	(3,167)
Verizon Communications, Inc.	3,363	2.2%	(3,296)
Edgewell Personal Care Co.*	329	2.3%	(3,369)
AECOM*	3,508	2.3%	(3,413)
Consolidated Edison, Inc.	1,248	2.3%	(3,420)
Gentex Corp.	1,860	2.4%	(3,457)
Arrow Electronics, Inc.*	1,005	2.6%	(3,761)
Williams Companies, Inc.	1,627	2.6%	(3,780)
Kellogg Co.	2,105	2.6%	(3,838)
Coherent, Inc.*	217	2.7%	(3,995)
TE Connectivity Ltd.	1,069	2.7%	(4,009)
Mylan N.V.*	1,591	2.7%	(4,025)
Avnet, Inc.	1,265	3.0%	(4,371)
Kroger Co.	1,837	3.0%	(4,390)
Delphi Technologies plc	1,216	3.0%	(4,475)
Phillips 66	1,070	3.1%	(4,543)
US Foods Holding Corp.*	2,868	3.2%	(4,650)
Valero Energy Corp.	1,142	3.2%	(4,716)
Toll Brothers, Inc.	1,578	3.3%	(4,845)
Cardtronics plc — Class A*	1,432	3.4%	(4,940)
Kraft Heinz Co.	2,064	3.5%	(5,136)
Seagate Technology plc	942	3.5%	(5,153)
Benchmark Electronics, Inc.	2,151	3.6%	(5,270)
Jabil, Inc.	2,143	3.6%	(5,315)
Meritor, Inc.*	2,385	3.7%	(5,475)
Chemours Co.	1,392	3.9%	(5,791)
Vishay Intertechnology, Inc.	1,928	4.0%	(5,890)
ON Semiconductor Corp.*	2,447	4.6%	(6,719)
Travelport Worldwide Ltd.	4,349	4.8%	(7,097)
Huntsman Corp.	2,952	4.9%	(7,245)
Louisiana-Pacific Corp.	3,363	5.1%	(7,458)
PulteGroup, Inc.	2,563	5.2%	(7,570)
Tyson Foods, Inc. — Class A	2,410	5.3%	(7,800)
Westlake Chemical Corp.	950	5.6%	(8,187)
Boise Cascade Co.	2,156	5.7%	(8,415)
EMCOR Group, Inc.	1,703	5.8%	(8,455)
Ventas, Inc.	1,760	6.3%	(9,187)
Molson Coors Brewing Co. — Class B	1,914	6.6%	(9,661)
Lear Corp.	576	6.7%	(9,794)
Cirrus Logic, Inc.*	1,879	6.8%	(10,053)
LyondellBasell Industries N.V. — Class A	1,018	7.1%	(10,455)
El Paso Electric Co.	2,586	7.2%	(10,603)
Olin Corp.	3,398	9.7%	(14,258)
Senior Housing Properties Trust	9,815	10.4%	(15,213)
Total Custom Basket of Long Securities			(146,962)

CUSTOM BASKET OF SHORT SECURITIES[12]
	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
ASGN, Inc.*	(1,204)	6.9%	16,449
Summit Materials, Inc. — Class A*	(5,804)	5.6%	13,387
Monolithic Power Systems, Inc.	(544)	5.5%	13,241
Healthcare Trust of America, Inc. — Class A	(5,667)	4.5%	10,767
Copart, Inc.*	(812)	4.3%	10,377
Cintas Corp.	(582)	3.8%	9,056
Digital Realty Trust, Inc.	(715)	3.5%	8,437
HB Fuller Co.	(1,532)	3.4%	8,150
Steven Madden Ltd.	(2,035)	3.3%	7,979
First Republic Bank	(1,194)	2.7%	6,362
Moody's Corp.	(555)	2.5%	5,984
Tesla, Inc.*	(162)	2.5%	5,976
CoStar Group, Inc.*	(265)	2.4%	5,650
National Oilwell Varco, Inc.	(1,409)	2.3%	5,461
Retail Opportunity Investments Corp.	(5,114)	2.2%	5,300
Robert Half International, Inc.	(677)	2.2%	5,281
Vornado Realty Trust	(1,322)	2.2%	5,249
Boston Properties, Inc.	(695)	2.1%	5,115
RPM International, Inc.	(2,089)	2.1%	5,109

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
Covanta Holding Corp.	(3,509)	2.0%	$4,913
Valley National Bancorp	(5,829)	1.9%	4,622
PriceSmart, Inc.	(789)	1.9%	4,614
Commercial Metals Co.	(4,474)	1.9%	4,471
Howard Hughes Corp.*	(723)	1.9%	4,446
Capitol Federal Financial, Inc.	(9,595)	1.8%	4,436
Pinnacle Financial Partners, Inc.	(986)	1.8%	4,318
Martin Marietta Materials, Inc.	(331)	1.8%	4,258
Ellie Mae, Inc.*	(447)	1.7%	4,148
BB&T Corp.	(1,332)	1.7%	4,134
MarketAxess Holdings, Inc.	(358)	1.7%	4,050
First Horizon National Corp.	(3,468)	1.7%	3,974
LendingTree, Inc.*	(184)	1.6%	3,887
Goldman Sachs Group, Inc.	(279)	1.6%	3,786
Team, Inc.*	(4,665)	1.6%	3,732
Douglas Emmett, Inc.	(3,191)	1.5%	3,528
DowDuPont, Inc.	(606)	1.5%	3,527
Huntington Bancshares, Inc.	(2,700)	1.4%	3,475
Markel Corp.*	(171)	1.4%	3,473
Texas Capital Bancshares, Inc.*	(556)	1.4%	3,452
Leggett & Platt, Inc.	(2,590)	1.4%	3,361
Healthcare Services Group, Inc.	(3,593)	1.4%	3,305
Tetra Tech, Inc.	(2,575)	1.4%	3,239
Realty Income Corp.	(1,917)	1.3%	3,221
People's United Financial, Inc.	(2,332)	1.3%	3,186
IBERIABANK Corp.	(597)	1.3%	3,132
Glacier Bancorp, Inc.	(1,229)	1.3%	3,130
KAR Auction Services, Inc.	(1,178)	1.3%	3,088
Welltower, Inc.	(1,324)	1.3%	3,070
Incyte Corp.*	(626)	1.3%	3,024
Investors Bancorp, Inc.	(5,771)	1.3%	3,016
Public Storage	(270)	1.2%	2,957
Vail Resorts, Inc.	(122)	1.2%	2,883
Workday, Inc. — Class A*	(336)	1.2%	2,866
IHS Markit Ltd.*	(2,703)	1.2%	2,811
Redwood Trust, Inc.	(3,810)	1.2%	2,763
Washington Federal, Inc.	(1,303)	1.1%	2,697
Invitation Homes, Inc.	(5,756)	1.1%	2,640
Terreno Realty Corp.	(3,688)	1.1%	2,618
TripAdvisor, Inc.*	(813)	1.1%	2,604
S&P Global, Inc.	(216)	1.0%	2,519
CyrusOne, Inc.	(707)	1.0%	2,517
KeyCorp	(2,051)	1.0%	2,420
Associated Banc-Corp.	(1,841)	1.0%	2,300
PayPal Holdings, Inc.*	(485)	0.9%	2,171
Sterling Bancorp	(2,532)	0.9%	2,152
PPG Industries, Inc.	(1,171)	0.9%	2,146
Fifth Third Bancorp	(1,410)	0.9%	2,120
Equity Residential	(1,414)	0.9%	2,107
Crown Castle International Corp.	(766)	0.9%	2,068
Equifax, Inc.	(1,302)	0.9%	2,052
Devon Energy Corp.	(1,202)	0.9%	2,049
Whirlpool Corp.	(343)	0.8%	2,023
Liberty Property Trust	(1,291)	0.8%	1,903
U.S. Bancorp	(1,240)	0.8%	1,875
EastGroup Properties, Inc.	(1,133)	0.8%	1,869
American Tower Corp. — Class A	(570)	0.8%	1,854
Kilroy Realty Corp.	(1,227)	0.7%	1,779
HCP, Inc.	(3,202)	0.7%	1,753
Alexandria Real Estate Equities, Inc.	(681)	0.7%	1,743
American Campus Communities, Inc.	(2,209)	0.7%	1,701
Charles Schwab Corp.	(1,014)	0.7%	1,663
Sun Communities, Inc.	(1,631)	0.7%	1,628
FactSet Research Systems, Inc.	(282)	0.7%	1,592
New York Community Bancorp, Inc.	(3,953)	0.6%	1,551
Southern Copper Corp.	(3,046)	0.6%	1,523
Schlumberger Ltd.	(678)	0.6%	1,519
Federal Realty Investment Trust	(362)	0.6%	1,449
Rexford Industrial Realty, Inc.	(2,655)	0.6%	1,434
Camden Property Trust	(958)	0.6%	1,427
Mid-America Apartment Communities, Inc.	(420)	0.6%	1,420
Wabtec Corp.	(399)	0.6%	1,366
Polaris Industries, Inc.	(397)	0.6%	1,362
Corporate Office Properties Trust	(1,405)	0.5%	1,307
Republic Services, Inc. — Class A	(1,619)	0.5%	1,266
American Homes 4 Rent — Class A	(2,865)	0.5%	1,250
US Ecology, Inc.	(543)	0.5%	1,227
TransUnion	(686)	0.5%	1,180
Pegasystems, Inc.	(1,055)	0.5%	1,140
Meredith Corp.	(1,603)	0.5%	1,131
Palo Alto Networks, Inc.*	(192)	0.5%	1,130
AvalonBay Communities, Inc.	(527)	0.5%	1,128
Chubb Ltd.	(571)	0.5%	1,093
Old National Bancorp	(2,097)	0.4%	970
MSCI, Inc. — Class A	(322)	0.4%	918
Intercontinental Exchange, Inc.	(642)	0.4%	862
JBG SMITH Properties	(1,959)	0.3%	811
Dominion Energy, Inc.	(1,595)	0.3%	755
Ally Financial, Inc.	(1,727)	0.3%	749
Asbury Automotive Group, Inc.*	(584)	0.3%	731
Eversource Energy	(898)	0.3%	678
CarMax, Inc.*	(553)	0.3%	677
Praxair, Inc.	(212)	0.3%	670
Vulcan Materials Co.	(767)	0.3%	667
Equity LifeStyle Properties, Inc.	(1,540)	0.3%	662
Tyler Technologies, Inc.*	(319)	0.3%	603
Waste Management, Inc.	(1,178)	0.2%	578
Roper Technologies, Inc.	(257)	0.2%	555
Equinix, Inc.	(176)	0.2%	524
Paramount Group, Inc.	(5,502)	0.2%	456
Air Products & Chemicals, Inc.	(204)	0.2%	454

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
Ball Corp.	(773)	0.2%	$405
Floor & Decor Holdings, Inc. — Class A*	(161)	0.2%	402
Sealed Air Corp.	(1,000)	0.1%	332
Alliant Energy Corp.	(1,233)	0.1%	328
Signature Bank	(391)	0.1%	325
Graphic Packaging Holding Co.	(2,895)	0.1%	317
Berry Global Group, Inc.*	(832)	0.1%	293
Sherwin-Williams Co.	(126)	0.1%	278
Caesars Entertainment Corp.*	(3,849)	0.1%	276
Guidewire Software, Inc.*	(581)	0.1%	260
Hormel Foods Corp.	(1,044)	0.1%	226
Amazon.com, Inc.*	(23)	0.1%	223
ServiceNow, Inc.*	(253)	0.1%	185
Eaton Vance Corp.	(796)	0.1%	139
Ashland Global Holdings, Inc.	(407)	0.1%	138
Silgan Holdings, Inc.	(1,453)	0.0%	90
Genuine Parts Co.	(925)	0.0%	29
Royal Caribbean Cruises Ltd.	(320)	0.0%	(24)
Tractor Supply Co.	(460)	(0.1%)	(151)
Cornerstone OnDemand, Inc.*	(838)	(0.1%)	(159)
Essex Property Trust, Inc.	(374)	(0.1%)	(161)
Charter Communications, Inc. — Class A*	(128)	(0.1%)	(168)
Choice Hotels International, Inc.	(503)	(0.1%)	(211)
Texas Roadhouse, Inc. — Class A	(690)	(0.1%)	(230)
Regency Centers Corp.	(712)	(0.1%)	(232)
Wolverine World Wide, Inc.	(2,235)	(0.1%)	(255)
Costco Wholesale Corp.	(149)	(0.1%)	(261)
RenaissanceRe Holdings Ltd.	(466)	(0.1%)	(284)
Multi-Color Corp.	(1,013)	(0.1%)	(333)
Axis Capital Holdings Ltd.	(1,852)	(0.2%)	(361)
Royal Gold, Inc.	(981)	(0.2%)	(365)
Viad Corp.	(694)	(0.2%)	(392)
Dentsply Sirona, Inc.	(1,092)	(0.2%)	(435)
FMC Corp.	(634)	(0.2%)	(459)
Service Corporation International	(946)	(0.2%)	(478)
Henry Schein, Inc.*	(497)	(0.2%)	(479)
SPS Commerce, Inc.*	(580)	(0.2%)	(563)
Sotheby's*	(849)	(0.2%)	(583)
American Water Works Company, Inc.	(1,322)	(0.2%)	(591)
Norwegian Cruise Line Holdings Ltd.*	(730)	(0.3%)	(623)
Ulta Beauty, Inc.*	(148)	(0.3%)	(634)
Booking Holdings, Inc.*	(22)	(0.3%)	(697)
Nucor Corp.	(905)	(0.3%)	(715)
PolyOne Corp.	(1,866)	(0.3%)	(716)
Netflix, Inc.*	(113)	(0.3%)	(729)
Sempra Energy	(606)	(0.3%)	(732)
Northrop Grumman Corp.	(146)	(0.3%)	(747)
Atmos Energy Corp.	(452)	(0.3%)	(759)
BWX Technologies, Inc.	(671)	(0.3%)	(779)
WR Grace & Co.	(1,634)	(0.4%)	(879)
EOG Resources, Inc.	(522)	(0.4%)	(884)
White Mountains Insurance Group Ltd.	(118)	(0.4%)	(890)
Everest Re Group Ltd.	(234)	(0.4%)	(952)
UDR, Inc.	(2,266)	(0.4%)	(1,036)
Hanesbrands, Inc.	(2,296)	(0.4%)	(1,037)
ABM Industries, Inc.	(2,176)	(0.4%)	(1,058)
FireEye, Inc.*	(2,709)	(0.4%)	(1,065)
Scotts Miracle-Gro Co. — Class A	(1,055)	(0.5%)	(1,133)
Garmin Ltd.	(597)	(0.5%)	(1,140)
Omnicell, Inc.*	(594)	(0.5%)	(1,168)
Crocs, Inc.*	(1,945)	(0.5%)	(1,225)
Coca-Cola Co.	(903)	(0.6%)	(1,463)
Alleghany Corp.	(72)	(0.6%)	(1,494)
Planet Fitness, Inc. — Class A*	(581)	(0.6%)	(1,545)
Rollins, Inc.	(3,357)	(0.7%)	(1,583)
Haemonetics Corp.*	(785)	(0.7%)	(1,651)
Shake Shack, Inc. — Class A*	(710)	(0.7%)	(1,791)
AMETEK, Inc.	(833)	(0.7%)	(1,799)
Aramark	(971)	(0.8%)	(1,884)
Mobile Mini, Inc.	(2,032)	(0.8%)	(1,930)
CF Industries Holdings, Inc.	(788)	(0.8%)	(1,962)
Church & Dwight Company, Inc.	(704)	(0.8%)	(1,964)
Verisk Analytics, Inc. — Class A*	(1,385)	(0.8%)	(2,022)
NVIDIA Corp.	(157)	(0.9%)	(2,048)
AptarGroup, Inc.	(684)	(0.9%)	(2,073)
NewMarket Corp.	(514)	(0.9%)	(2,091)
Balchem Corp.	(1,808)	(0.9%)	(2,120)
WPX Energy, Inc.*	(2,834)	(0.9%)	(2,203)
Parsley Energy, Inc. — Class A*	(1,571)	(1.0%)	(2,325)
Aon plc	(324)	(1.0%)	(2,432)
PTC, Inc.*	(404)	(1.1%)	(2,525)
TransDigm Group, Inc.*	(116)	(1.1%)	(2,587)
Ultimate Software Group, Inc.*	(208)	(1.1%)	(2,604)
SBA Communications Corp.*	(492)	(1.1%)	(2,628)
General Dynamics Corp.	(304)	(1.1%)	(2,731)
Cooper Companies, Inc.	(129)	(1.1%)	(2,757)
Marriott International, Inc. — Class A	(793)	(1.2%)	(2,923)
RLI Corp.	(1,851)	(1.2%)	(2,974)
Exponent, Inc.	(2,586)	(1.3%)	(3,233)
Cable One, Inc.	(97)	(1.4%)	(3,436)
Ecolab, Inc.	(587)	(1.5%)	(3,698)
South Jersey Industries, Inc.	(1,795)	(1.6%)	(3,752)
salesforce.com, Inc.*	(625)	(1.7%)	(3,969)
Xylem, Inc.	(1,026)	(1.7%)	(4,063)
Cannae Holdings, Inc.*	(3,266)	(2.0%)	(4,890)
Hess Corp.	(1,366)	(2.1%)	(5,061)
MSA Safety, Inc.	(960)	(2.2%)	(5,088)
Compass Minerals International, Inc.	(1,430)	(2.9%)	(6,650)
Allegheny Technologies, Inc.*	(2,975)	(3.2%)	(7,497)
Sensient Technologies Corp.	(1,986)	(3.2%)	(7,516)
Total Custom Basket of Short Securities			239,923

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

CUSTOM BASKET OF LONG SECURITIES[11]
	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
Apartment Investment & Management Co. — Class A	12,579	(1.2%)	$4,151
Equity LifeStyle Properties, Inc.	4,937	0.6%	(2,123)
GEO Group, Inc.	13,343	0.8%	(2,802)
Apple Hospitality REIT, Inc.	19,453	0.9%	(3,112)
Las Vegas Sands Corp.	2,886	1.6%	(5,753)
JBG SMITH Properties	9,399	1.7%	(5,921)
EastGroup Properties, Inc.	3,631	1.7%	(5,991)
Equinix, Inc.	2,040	1.9%	(6,610)
Alexandria Real Estate Equities, Inc.	3,232	2.4%	(8,274)
Blackstone Mortgage Trust, Inc. — Class A	15,515	2.5%	(8,533)
Sunstone Hotel Investors, Inc.	20,846	2.5%	(8,755)
Regency Centers Corp.	8,089	2.6%	(9,033)
Rexford Industrial Realty, Inc.	16,923	2.6%	(9,138)
HCP, Inc.	13,212	2.7%	(9,381)
Sun Communities, Inc.	5,945	2.8%	(9,750)
Equity Residential	5,197	2.8%	(9,916)
Simon Property Group, Inc.	2,022	3.6%	(12,698)
Macerich Co.	7,756	3.6%	(12,707)
Crown Castle International Corp.	4,758	3.8%	(12,847)
STORE Capital Corp.	12,814	3.7%	(13,070)
American Tower Corp. — Class A	3,546	3.9%	(13,546)
Corporate Office Properties Trust	15,282	4.2%	(14,518)
Liberty Property Trust	10,250	4.4%	(15,375)
American Homes 4 Rent — Class A	15,559	5.8%	(20,382)
Taubman Centers, Inc.	4,648	6.4%	(22,217)
CoreCivic, Inc.	15,216	6.8%	(23,737)
Healthcare Trust of America, Inc. — Class A	12,537	6.8%	(23,820)
MGM Growth Properties LLC — Class A	24,454	8.7%	(30,324)
Ventas, Inc.	5,967	9.4%	(32,760)
Total Custom Basket of Long Securities			(348,942)

CUSTOM BASKET OF SHORT SECURITIES[13]
	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
iShares U.S. Real Estate ETF	(52,793)	31.3%	152,421
Senior Housing Properties Trust	(39,108)	12.4%	60,617
Brandywine Realty Trust	(31,732)	6.8%	33,001
VEREIT, Inc.	(55,915)	6.4%	31,312
iShares U.S. Home Construction ETF	(14,180)	6.3%	30,675
American Assets Trust, Inc.	(11,405)	5.2%	25,205
Global Net Lease, Inc.	(27,608)	4.8%	23,191
Washington Prime Group, Inc.	(46,491)	4.2%	20,456
Piedmont Office Realty Trust, Inc. — Class A	(22,221)	4.2%	20,221
CBRE Group, Inc. — Class A*	(3,659)	3.5%	17,234
Hersha Hospitality Trust	(18,171)	3.5%	16,899
Public Storage	(1,682)	3.0%	14,827
PS Business Parks, Inc.	(4,177)	2.9%	13,951
Chesapeake Lodging Trust	(12,632)	2.2%	10,611
Kimco Realty Corp.	(25,014)	1.9%	9,255
STAG Industrial, Inc.	(6,216)	1.7%	8,516
Tanger Factory Outlet Centers, Inc.	(15,182)	0.6%	2,885
Hospitality Properties Trust	(17,871)	0.6%	2,681
Americold Realty Trust	(10,705)	(0.3%)	(1,285)
Douglas Emmett Inc	(9,550)	(0.3%)	(1,303)
UDR, Inc.	(9,556)	(0.9%)	(4,396)
Total Custom Basket of Short Securities			486,974

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2018.
[2]	Affiliated issuer.
[3]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2018.
[9]	Total Return based on the return of the custom Merger Arbitrage (“MRGR”) long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2018.
[10]	Total Return based on the return of the custom Long/Short Equity (“SMQLS”) long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2018.
[11]	Total Return based on the return of the custom Equity Market Neutral (“MNRE”) long basket of securities +/- fnancing at a variable rate. Rate indicated is rate effective at September 30, 2018.
[12]	Total Return based on the return of the custom Long/Short Equity (“SMQLS”) short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2017.
[13]	Total Return based on the return of the custom Equity Market Neutral (“MNRE”) short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2018.

 plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,125,536	$—	$—	$11,125,536
Mutual Funds	8,979,132	—	—	8,979,132
Closed-End Funds	3,473,296	—	—	3,473,296
U.S. Treasury Bills	—	8,994,007	—	8,994,007
Repurchase Agreements	—	453,575	—	453,575
Securities Lending Collateral	96,500	—	—	96,500
Equity Futures Contracts**	204,186	43,615	—	247,801
Interest Rate Futures Contracts**	153,036	—	—	153,036
Currency Futures Contracts**	143,070	—	—	143,070
Commodity Futures Contracts**	127,498	—	—	127,498
Custom Basket Swap Agreements**	—	726,897	—	726,897
Total Assets	$24,302,254	$10,218,094	$—	$34,520,348

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,109,405	$—	$—	$3,109,405
Exchange-Traded Funds	3,704,202	—	—	3,704,202
Interest Rate Futures Contracts**	80,846	7,735	—	88,581
Equity Futures Contracts**	32,885	50	—	32,935
Commodity Futures Contracts**	27,590	—	—	27,590
Currency Futures Contracts**	18,806	—	—	18,806
Custom Basket Swap Agreements**	—	508,185	—	508,185
Total Liabilities	$6,973,734	$515,970	$—	$7,489,704

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income	Capital Gain Distributions
Mutual Funds
Guggenheim Strategy Fund I	$2,025,802	$15,712	$(1,900,000)	$(2,005)	$2,228	$141,737	5,658	$15,806	$–
Guggenheim Strategy Fund II	3,742,223	73,971	(3,200,000)	(8,285)	4,416	612,325	24,513	74,163	–
Guggenheim Strategy Fund III	4,030,761	83,672	–	–	(3,261)	4,111,172	164,447	83,869	–
Guggenheim Variable Insurance Strategy Fund III	4,032,835	86,382	–	(456)	(4,863)	4,113,898	164,031	86,142	456
Closed-End Funds
Advent Claymore Convertible Securities and Income Fund	22,216	27,560	(29,181)	(1,789)	61	18,867	1,204	1,367	–
Western Asset Inflation - Linked Securities & Income Fund[1]	23,580	2,442	(1,143)	(46)	–	–	–	545	–
Western Asset Inflation-Linked Opportunities & Income Fund[1]	23,400	1,918	(1,772)	(33)	–	–	–	567	–
Advent Claymore Convertible Securities and Income Fund II	22,079	4,690	(26,054)	(1,242)	527	–	–	–	–
Advent/Claymore Enhanced Growth & Income Fund	21,959	4,818	(26,161)	(1,197)	581	–	–	–	–
Guggenheim Enhanced Equity Income Fund	21,387	–	(20,134)	(469)	(784)	–	–	–	–
	$13,966,242	$301,165	$(5,204,445)	$(15,522)	$(1,095)	$8,997,999		$262,459	$456

1	Security is no longer an affiliated entity as of spring 2018.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 32.7%
Technology - 13.2%
Apple, Inc.	16,203	$3,657,665
Microsoft Corp.	25,724	2,942,054
Intel Corp.	15,468	731,482
NVIDIA Corp.	2,040	573,281
Adobe Systems, Inc.*	1,643	443,528
Broadcom, Inc.	1,448	357,265
QUALCOMM, Inc.	4,928	354,964
Texas Instruments, Inc.	3,261	349,872
Activision Blizzard, Inc.	2,558	212,800
Intuit, Inc.	868	197,383
Micron Technology, Inc.*	3,891	175,990
Cognizant Technology Solutions Corp. — Class A	1,946	150,134
Applied Materials, Inc.	3,298	127,468
Electronic Arts, Inc.*	1,023	123,261
Analog Devices, Inc.	1,247	115,297
Autodesk, Inc.*	733	114,429
Fiserv, Inc.*	1,358	111,872
Paychex, Inc.	1,204	88,674
Lam Research Corp.	529	80,249
Workday, Inc. — Class A*	490	71,530
Cerner Corp.*	1,104	71,109
Xilinx, Inc.	848	67,984
Microchip Technology, Inc.[1]	790	62,339
CA, Inc.	1,403	61,942
Check Point Software Technologies Ltd.*	524	61,659
NetEase, Inc. ADR	256	58,432
Western Digital Corp.	977	57,194
Skyworks Solutions, Inc.	600	54,426
KLA-Tencor Corp.	524	53,296
Take-Two Interactive Software, Inc.*	382	52,712
Maxim Integrated Products, Inc.	933	52,612
Citrix Systems, Inc.*	455	50,578
Synopsys, Inc.*	498	49,108
ASML Holding N.V. — Class G	243	45,689
Seagate Technology plc	963	45,598
Cadence Design Systems, Inc.*	949	43,009
Total Technology		11,866,885
Communications - 12.2%
Amazon.com, Inc.*	1,636	3,276,908
Alphabet, Inc. — Class C*	1,174	1,401,134
Facebook, Inc. — Class A*	8,090	1,330,481
Alphabet, Inc. — Class A*	1,003	1,210,701
Cisco Systems, Inc.	15,777	767,551
Netflix, Inc.*	1,461	546,604
Comcast Corp. — Class A	15,339	543,154
Booking Holdings, Inc.*	159	315,456
Charter Communications, Inc. — Class A*	778	253,535
Baidu, Inc. ADR*	942	215,417
T-Mobile US, Inc.*	2,842	199,451
Twenty-First Century Fox, Inc. — Class A	3,536	163,823
Twenty-First Century Fox, Inc. — Class B	2,679	122,752
eBay, Inc.*	3,320	109,626
Sirius XM Holdings, Inc.[1]	15,056	95,154
JD.com, Inc. ADR*	3,095	80,748
Expedia Group, Inc.	458	59,760
Ctrip.com International Ltd. ADR*	1,563	58,097
Liberty Global plc — Class C*	1,852	52,152
MercadoLibre, Inc.	148	50,390
Symantec Corp.	2,085	44,369
Vodafone Group plc ADR	1,593	34,568
Liberty Global plc — Class A*	693	20,048
Total Communications		10,951,879
Consumer, Non-cyclical - 5.0%
PepsiCo, Inc.	4,745	530,491
Amgen, Inc.	2,171	450,027
PayPal Holdings, Inc.*	3,971	348,813
Gilead Sciences, Inc.	4,349	335,786
Biogen, Inc.*	676	238,838
Kraft Heinz Co.	4,090	225,400
Automatic Data Processing, Inc.	1,470	221,470
Intuitive Surgical, Inc.*	382	219,268
Mondelez International, Inc. — Class A	4,920	211,363
Celgene Corp.*	2,360	211,196
Illumina, Inc.*	493	180,961
Express Scripts Holding Co.*	1,886	179,189
Vertex Pharmaceuticals, Inc.*	857	165,178
Regeneron Pharmaceuticals, Inc.*	356	143,838
Monster Beverage Corp.*	1,854	108,051
Align Technology, Inc.*	269	105,238
Alexion Pharmaceuticals, Inc.*	748	103,980
IDEXX Laboratories, Inc.*	290	72,401
Cintas Corp.	357	70,618
Verisk Analytics, Inc. — Class A*	553	66,664
Mylan N.V.*	1,730	63,318
BioMarin Pharmaceutical, Inc.*	596	57,794
Incyte Corp.*	713	49,254
Henry Schein, Inc.*	514	43,706
Shire plc ADR	227	41,148
Hologic, Inc.*	913	37,415
Dentsply Sirona, Inc.	746	28,154
Total Consumer, Non-cyclical		4,509,559
Consumer, Cyclical - 2.0%
Costco Wholesale Corp.	1,471	345,509
Starbucks Corp.	4,526	257,258
Walgreens Boots Alliance, Inc.	3,329	242,684
Marriott International, Inc. — Class A	1,164	153,683
Tesla, Inc.*,1	572	151,448
Ross Stores, Inc.	1,263	125,163
O'Reilly Automotive, Inc.*	270	93,776
PACCAR, Inc.	1,176	80,192
Dollar Tree, Inc.*	798	65,077
American Airlines Group, Inc.	1,545	63,855
Ulta Beauty, Inc.*	201	56,706
Fastenal Co.	963	55,873
Wynn Resorts Ltd.	364	46,250
Hasbro, Inc.	426	44,781
Qurate Retail, Inc. — Class A*	1,446	32,116
Total Consumer, Cyclical		1,814,371
Industrial - 0.3%
CSX Corp.	2,881	213,338

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 32.7% (continued)
Industrial - 0.3% (continued)
J.B. Hunt Transport Services, Inc.	367	$43,651
Total Industrial		256,989
Total Common Stocks
(Cost $19,734,846)		29,399,683

MUTUAL FUNDS† - 46.7%
Guggenheim Strategy Fund I2	870,486	21,805,668
Guggenheim Strategy Fund II2	807,149	20,162,578
Total Mutual Funds
(Cost $41,943,209)		41,968,246

	Face Amount
U.S. TREASURY BILLS†† - 10.1%
U.S. Treasury Bills
2.11% due 12/13/18[3,4]	$8,050,000	8,015,292
2.00% due 10/25/18[4,5]	1,047,000	1,045,547
Total U.S. Treasury Bills
(Cost $9,060,774)		9,060,839

REPURCHASE AGREEMENTS††,6 - 9.8%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[3]	4,811,818	4,811,818
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[3]	2,377,480	2,377,480
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[3]	1,584,986	1,584,986
Total Repurchase Agreements
(Cost $8,774,284)		8,774,284

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[8]	255,505	255,505
Total Securities Lending Collateral
(Cost $255,505)		255,505
Total Investments - 99.6%
(Cost $79,768,618)		$89,458,557
Other Assets & Liabilities, net - 0.4%		338,026
Total Net Assets - 100.0%		$89,796,583

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	169	Dec 2018	$25,879,815	$427,045

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	2.70%	At Maturity	10/31/18	8,571	$65,379,178	$553,400
Goldman Sachs International	NASDAQ-100 Index	2.80%	At Maturity	10/29/18	6,317	48,186,237	407,867
BNP Paribas	NASDAQ-100 Index	2.76%	At Maturity	10/29/18	1,398	10,664,313	(2,689)
						$124,229,728	$958,578

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$29,399,683	$—	$—	$29,399,683
Mutual Funds	41,968,246	—	—	41,968,246
U.S. Treasury Bills	—	9,060,839	—	9,060,839
Repurchase Agreements	—	8,774,284	—	8,774,284
Securities Lending Collateral	255,505	—	—	255,505
Equity Futures Contracts**	427,045	—	—	427,045
Equity Index Swap Agreements**	—	961,267	—	961,267
Total Assets	$72,050,479	$18,796,390	$—	$90,846,869

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$2,689	$—	$2,689

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$18,999,077	$16,611,329	$(13,800,000)	$(4,127)	$(611)	$21,805,668	870,486	$292,226
Guggenheim Strategy Fund II	11,699,809	11,507,559	(3,025,000)	(5,967)	(13,823)	20,162,578	807,149	298,151
	$30,698,886	$28,118,888	$(16,825,000)	$(10,094)	$(14,434)	$41,968,246		$590,377

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 54.8%
Technology - 22.1%
Apple, Inc.	28,534	$6,441,265
Microsoft Corp.	45,302	5,181,190
Intel Corp.	27,241	1,288,227
NVIDIA Corp.	3,592	1,009,424
Adobe Systems, Inc.*	2,893	780,965
Broadcom, Inc.	2,550	629,161
QUALCOMM, Inc.	8,679	625,148
Texas Instruments, Inc.	5,744	616,274
Activision Blizzard, Inc.	4,504	374,688
Intuit, Inc.	1,528	347,467
Micron Technology, Inc.*	6,852	309,916
Cognizant Technology Solutions Corp. — Class A	3,428	264,470
Applied Materials, Inc.	5,807	224,440
Electronic Arts, Inc.*	1,801	217,002
Analog Devices, Inc.	2,196	203,042
Autodesk, Inc.*	1,292	201,694
Fiserv, Inc.*	2,392	197,053
Paychex, Inc.	2,121	156,212
Lam Research Corp.	931	141,233
Workday, Inc. — Class A*	863	125,981
Cerner Corp.*	1,944	125,213
Xilinx, Inc.	1,494	119,774
Microchip Technology, Inc.[1]	1,392	109,843
CA, Inc.	2,470	109,050
Check Point Software Technologies Ltd.*	923	108,610
NetEase, Inc. ADR	451	102,941
Western Digital Corp.	1,721	100,747
Skyworks Solutions, Inc.	1,057	95,880
KLA-Tencor Corp.	922	93,777
Take-Two Interactive Software, Inc.*	672	92,729
Maxim Integrated Products, Inc.	1,642	92,592
Citrix Systems, Inc.*	801	89,039
Synopsys, Inc.*	878	86,580
ASML Holding N.V. — Class G	428	80,473
Seagate Technology plc	1,697	80,353
Cadence Design Systems, Inc.*	1,671	75,730
Total Technology		20,898,183
Communications - 20.4%
Amazon.com, Inc.*	2,881	5,770,643
Alphabet, Inc. — Class C*	2,067	2,466,902
Facebook, Inc. — Class A*	14,248	2,343,226
Alphabet, Inc. — Class A*	1,766	2,131,703
Cisco Systems, Inc.	27,784	1,351,692
Netflix, Inc.*	2,573	962,637
Comcast Corp. — Class A	27,013	956,530
Booking Holdings, Inc.*	280	555,520
Charter Communications, Inc. — Class A*	1,370	446,455
Baidu, Inc. ADR*	1,659	379,380
T-Mobile US, Inc.*	5,005	351,251
Twenty-First Century Fox, Inc. — Class A	6,227	288,497
Twenty-First Century Fox, Inc. — Class B	4,717	216,133
eBay, Inc.*	5,846	193,035
Sirius XM Holdings, Inc.[1]	26,515	167,575
JD.com, Inc. ADR*	5,451	142,217
Expedia Group, Inc.	807	105,297
Ctrip.com International Ltd. ADR*	2,753	102,329
Liberty Global plc — Class C*	3,262	91,858
MercadoLibre, Inc.	261	88,863
Symantec Corp.	3,672	78,140
Vodafone Group plc ADR	2,805	60,868
Liberty Global plc — Class A*	1,220	35,295
Total Communications		19,286,046
Consumer, Non-cyclical - 8.4%
PepsiCo, Inc.	8,356	934,200
Amgen, Inc.	3,824	792,677
PayPal Holdings, Inc.*	6,993	614,265
Gilead Sciences, Inc.	7,659	591,351
Biogen, Inc.*	1,190	420,439
Kraft Heinz Co.	7,203	396,957
Automatic Data Processing, Inc.	2,588	389,908
Intuitive Surgical, Inc.*	672	385,728
Mondelez International, Inc. — Class A	8,664	372,206
Celgene Corp.*	4,155	371,831
Illumina, Inc.*	868	318,608
Express Scripts Holding Co.*	3,322	315,623
Vertex Pharmaceuticals, Inc.*	1,510	291,037
Regeneron Pharmaceuticals, Inc.*	627	253,333
Monster Beverage Corp.*	3,264	190,226
Align Technology, Inc.*	475	185,830
Alexion Pharmaceuticals, Inc.*	1,317	183,076
IDEXX Laboratories, Inc.*	512	127,826
Cintas Corp.	628	124,225
Verisk Analytics, Inc. — Class A*	973	117,295
Mylan N.V.*	3,046	111,484
BioMarin Pharmaceutical, Inc.*	1,049	101,722
Incyte Corp.*	1,256	86,765
Henry Schein, Inc.*	905	76,952
Shire plc ADR	400	72,508
Hologic, Inc.*	1,608	65,896
Dentsply Sirona, Inc.	1,314	49,590
Total Consumer, Non-cyclical		7,941,558
Consumer, Cyclical - 3.4%
Costco Wholesale Corp.	2,591	608,574
Starbucks Corp.	7,970	453,015
Walgreens Boots Alliance, Inc.	5,863	427,413
Marriott International, Inc. — Class A	2,050	270,661
Tesla, Inc.*,1	1,008	266,888
Ross Stores, Inc.	2,225	220,497
O'Reilly Automotive, Inc.*	476	165,324
PACCAR, Inc.	2,071	141,222
Dollar Tree, Inc.*	1,405	114,578
American Airlines Group, Inc.	2,721	112,459
Ulta Beauty, Inc.*	353	99,588
Fastenal Co.	1,695	98,344
Wynn Resorts Ltd.	642	81,573
Hasbro, Inc.	750	78,840
Qurate Retail, Inc. — Class A*	2,546	56,547
Total Consumer, Cyclical		3,195,523
Industrial - 0.5%
CSX Corp.	5,074	375,730

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 54.8% (continued)
Industrial - 0.5% (continued)
J.B. Hunt Transport Services, Inc.	646	$76,835
Total Industrial		452,565
Total Common Stocks
(Cost $21,237,991)		51,773,875

MUTUAL FUNDS† - 39.6%
Guggenheim Strategy Fund II2	820,254	20,489,934
Guggenheim Strategy Fund I2	673,601	16,873,706
Total Mutual Funds
(Cost $37,346,328)		37,363,640

	Face Amount
U.S. TREASURY BILLS†† - 1.3%
U.S. Treasury Bills
2.00% due 10/25/18[3,4]	$1,109,000	1,107,461
2.11% due 12/13/18[4,5]	140,000	139,397
Total U.S. Treasury Bills
(Cost $1,246,861)		1,246,858

FEDERAL AGENCY DISCOUNT NOTES†† - 0.3%
Fannie Mae[6]
1.89% due 10/03/18[4]	320,000	319,965
Total Federal Agency Discount Notes
(Cost $319,965)		319,965

REPURCHASE AGREEMENTS††,7 - 3.0%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[5]	1,538,549	1,538,549
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[5]	760,184	760,184
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[5]	506,789	506,789
Total Repurchase Agreements
(Cost $2,805,522)		2,805,522

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[9]	450,235	450,235
Total Securities Lending Collateral
(Cost $450,235)		450,235
Total Investments - 99.5%
(Cost $63,406,902)		$93,960,095
Other Assets & Liabilities, net - 0.5%		449,211
Total Net Assets - 100.0%		$94,409,306

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	179	Dec 2018	$27,411,165	$578,226

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Goldman Sachs International	NASDAQ-100 Index	2.80%	At Maturity	10/29/18	1,091	$8,324,765	$61,156
Barclays Bank plc	NASDAQ-100 Index	2.70%	At Maturity	10/31/18	344	2,620,797	22,183
BNP Paribas	NASDAQ-100 Index	2.76%	At Maturity	10/29/18	578	4,407,380	(1,110)
						$15,352,942	$82,229

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.
[6]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of September 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$51,773,875	$—	$—	$51,773,875
Mutual Funds	37,363,640	—	—	37,363,640
U.S. Treasury Bills	—	1,246,858	—	1,246,858
Federal Agency Discount Notes	—	319,965	—	319,965
Repurchase Agreements	—	2,805,522	—	2,805,522
Securities Lending Collateral	450,235	—	—	450,235
Equity Futures Contracts**	578,226	—	—	578,226
Equity Index Swap Agreements**	—	83,339	—	83,339
Total Assets	$90,165,976	$4,455,684	$—	$94,621,660

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$1,110	$—	$1,110

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$4,351,654	$15,528,936	$(3,000,000)	$(1,559)	$(5,325)	$16,873,706	673,601	$219,143
Guggenheim Strategy Fund II	12,259,973	14,250,298	(5,995,000)	(13,903)	(11,434)	20,489,934	820,254	350,926
	$16,611,627	$29,779,234	$(8,995,000)	$(15,462)	$(16,759)	$37,363,640		$570,069

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 42.8%
Consumer, Non-cyclical - 9.5%
Johnson & Johnson	1,973	$272,610
Pfizer, Inc.	4,311	189,986
UnitedHealth Group, Inc.	708	188,356
Procter & Gamble Co.	1,830	152,311
Merck & Company, Inc.	1,956	138,759
Coca-Cola Co.	2,815	130,025
PepsiCo, Inc.	1,040	116,272
AbbVie, Inc.	1,114	105,362
Amgen, Inc.	476	98,670
Medtronic plc	993	97,682
Abbott Laboratories	1,290	94,634
Philip Morris International, Inc.	1,143	93,200
Altria Group, Inc.	1,386	83,590
PayPal Holdings, Inc.*	870	76,421
Eli Lilly & Co.	703	75,439
Bristol-Myers Squibb Co.	1,200	74,496
Gilead Sciences, Inc.	953	73,581
Thermo Fisher Scientific, Inc.	296	72,248
CVS Health Corp.	749	58,961
Anthem, Inc.	191	52,343
Biogen, Inc.*	148	52,290
Becton Dickinson and Co.	197	51,417
Danaher Corp.	453	49,223
Aetna, Inc.	241	48,887
Automatic Data Processing, Inc.	322	48,512
Intuitive Surgical, Inc.*	84	48,216
Mondelez International, Inc. — Class A	1,078	46,311
Celgene Corp.*	517	46,266
Allergan plc	235	44,763
Colgate-Palmolive Co.	638	42,714
Stryker Corp.	228	40,511
Illumina, Inc.*	108	39,643
Express Scripts Holding Co.*	413	39,239
Boston Scientific Corp.*	1,017	39,155
Cigna Corp.	179	37,277
Vertex Pharmaceuticals, Inc.*	188	36,235
S&P Global, Inc.	185	36,147
Humana, Inc.	101	34,190
Zoetis, Inc.	354	32,412
Ecolab, Inc.	187	29,318
Kimberly-Clark Corp.	256	29,092
Baxter International, Inc.	365	28,138
HCA Healthcare, Inc.	198	27,546
Edwards Lifesciences Corp.*	154	26,811
Constellation Brands, Inc. — Class A	123	26,521
Sysco Corp.	352	25,784
Kraft Heinz Co.	457	25,185
Estee Lauder Companies, Inc. — Class A	165	23,978
Regeneron Pharmaceuticals, Inc.*	57	23,030
Alexion Pharmaceuticals, Inc.*	164	22,798
Centene Corp.*	151	21,862
Align Technology, Inc.*	54	21,126
Archer-Daniels-Midland Co.	412	20,711
Moody's Corp.	123	20,566
Zimmer Biomet Holdings, Inc.	150	19,721
McKesson Corp.	147	19,500
General Mills, Inc.	438	18,799
Monster Beverage Corp.*	293	17,076
Kroger Co.	586	17,058
IDEXX Laboratories, Inc.*	64	15,978
IQVIA Holdings, Inc.*	119	15,439
ABIOMED, Inc.*	33	14,842
FleetCor Technologies, Inc.*	65	14,810
Global Payments, Inc.	116	14,778
Verisk Analytics, Inc. — Class A*	121	14,587
Clorox Co.	94	14,139
IHS Markit Ltd.*	262	14,137
Mylan N.V.*	379	13,871
Laboratory Corporation of America Holdings*	75	13,026
Kellogg Co.	186	13,024
Tyson Foods, Inc. — Class A	218	12,978
Cintas Corp.	63	12,462
Cardinal Health, Inc.	227	12,258
Total System Services, Inc.	123	12,145
ResMed, Inc.	105	12,111
WellCare Health Plans, Inc.*	37	11,858
McCormick & Company, Inc.	89	11,726
Equifax, Inc.	89	11,621
Quest Diagnostics, Inc.	101	10,899
AmerisourceBergen Corp. — Class A	118	10,882
Church & Dwight Company, Inc.	180	10,687
Gartner, Inc.*	67	10,619
Hershey Co.	103	10,506
United Rentals, Inc.*	61	9,980
Cooper Companies, Inc.	36	9,977
Conagra Brands, Inc.	288	9,783
Henry Schein, Inc.*	113	9,608
Incyte Corp.*	130	8,980
JM Smucker Co.	84	8,619
Molson Coors Brewing Co. — Class B	138	8,487
Hologic, Inc.*	200	8,196
Universal Health Services, Inc. — Class B	63	8,054
Hormel Foods Corp.	200	7,880
Nektar Therapeutics*	127	7,742
Varian Medical Systems, Inc.*	67	7,499
Nielsen Holdings plc	262	7,247
Avery Dennison Corp.	64	6,934
DaVita, Inc.*	93	6,662
Perrigo Company plc	93	6,584
Robert Half International, Inc.	90	6,334
Western Union Co.	329	6,271
Brown-Forman Corp. — Class B	124	6,268
Dentsply Sirona, Inc.	164	6,189
Campbell Soup Co.	141	5,165
Rollins, Inc.	72	4,370
Coty, Inc. — Class A	331	4,157
Envision Healthcare Corp.*	89	4,070
H&R Block, Inc.	151	3,888
Quanta Services, Inc.*	109	3,638
Total Consumer, Non-cyclical		4,014,939
Financial - 7.5%
Berkshire Hathaway, Inc. — Class B*	1,434	307,034

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
Financial - 7.5% (continued)
JPMorgan Chase & Co.	2,472	$278,941
Bank of America Corp.	6,831	201,241
Visa, Inc. — Class A	1,307	196,168
Wells Fargo & Co.	3,188	167,561
Mastercard, Inc. — Class A	671	149,371
Citigroup, Inc.	1,851	132,791
U.S. Bancorp	1,126	59,464
Goldman Sachs Group, Inc.	258	57,854
American Express Co.	519	55,268
American Tower Corp. — Class A REIT	324	47,077
PNC Financial Services Group, Inc.	341	46,441
Chubb Ltd.	341	45,571
Morgan Stanley	975	45,406
Charles Schwab Corp.	884	43,449
CME Group, Inc. — Class A	250	42,552
BlackRock, Inc. — Class A	90	42,420
Simon Property Group, Inc. REIT	227	40,122
American International Group, Inc.	653	34,766
Bank of New York Mellon Corp.	677	34,520
MetLife, Inc.	732	34,199
Crown Castle International Corp. REIT	305	33,956
Capital One Financial Corp.	352	33,415
Intercontinental Exchange, Inc.	422	31,604
Prologis, Inc. REIT	463	31,387
Prudential Financial, Inc.	307	31,105
Marsh & McLennan Companies, Inc.	371	30,689
Progressive Corp.	429	30,476
BB&T Corp.	570	27,668
Aon plc	178	27,373
Aflac, Inc.	565	26,595
Travelers Companies, Inc.	197	25,553
Allstate Corp.	255	25,169
Equinix, Inc. REIT	58	25,108
State Street Corp.	279	23,375
SunTrust Banks, Inc.	339	22,642
Public Storage REIT	110	22,179
T. Rowe Price Group, Inc.	179	19,543
Discover Financial Services	252	19,265
AvalonBay Communities, Inc. REIT	102	18,477
Weyerhaeuser Co. REIT	557	17,974
Equity Residential REIT	271	17,956
Welltower, Inc. REIT	274	17,624
M&T Bank Corp.	106	17,441
Digital Realty Trust, Inc. REIT	152	17,097
Northern Trust Corp.	164	16,749
Synchrony Financial	501	15,571
KeyCorp	774	15,395
Ameriprise Financial, Inc.	104	15,357
Regions Financial Corp.	811	14,882
Ventas, Inc. REIT	262	14,248
Boston Properties, Inc. REIT	114	14,032
Fifth Third Bancorp	490	13,681
Willis Towers Watson plc	96	13,530
Citizens Financial Group, Inc.	350	13,500
SBA Communications Corp. REIT*	84	13,493
Hartford Financial Services Group, Inc.	264	13,189
SVB Financial Group*	39	12,122
Realty Income Corp. REIT	213	12,118
Huntington Bancshares, Inc.	812	12,115
Essex Property Trust, Inc. REIT	49	12,089
Host Hotels & Resorts, Inc. REIT	545	11,499
Principal Financial Group, Inc.	195	11,425
Comerica, Inc.	126	11,365
Lincoln National Corp.	159	10,758
Loews Corp.	204	10,247
CBRE Group, Inc. — Class A*	232	10,231
E*TRADE Financial Corp.*	191	10,006
Arthur J Gallagher & Co.	134	9,975
Alexandria Real Estate Equities, Inc. REIT	78	9,812
Vornado Realty Trust REIT	127	9,271
HCP, Inc. REIT	346	9,107
Raymond James Financial, Inc.	97	8,929
Cincinnati Financial Corp.	111	8,526
Mid-America Apartment Communities, Inc. REIT	84	8,415
Alliance Data Systems Corp.	35	8,266
Regency Centers Corp. REIT	125	8,084
Extra Space Storage, Inc. REIT	93	8,058
UDR, Inc. REIT	197	7,965
Cboe Global Markets, Inc.	82	7,869
Duke Realty Corp. REIT	263	7,461
Nasdaq, Inc.	85	7,293
Iron Mountain, Inc. REIT	210	7,249
Zions Bancorp North America	143	7,171
Invesco Ltd.	302	6,910
Everest Re Group Ltd.	30	6,854
Franklin Resources, Inc.	225	6,842
Federal Realty Investment Trust REIT	54	6,829
Torchmark Corp.	76	6,588
Unum Group	161	6,290
SL Green Realty Corp. REIT	64	6,242
Affiliated Managers Group, Inc.	39	5,332
Kimco Realty Corp. REIT	310	5,189
Apartment Investment & Management Co. — Class A REIT	116	5,119
Jefferies Financial Group, Inc.	213	4,677
People's United Financial, Inc.	257	4,400
Macerich Co. REIT	78	4,313
Assurant, Inc.	39	4,210
Brighthouse Financial, Inc.*	88	3,893
Total Financial		3,170,628
Technology - 7.3%
Apple, Inc.	3,374	761,647
Microsoft Corp.	5,639	644,932
Intel Corp.	3,391	160,360
NVIDIA Corp.	447	125,616
Oracle Corp.	2,079	107,193
International Business Machines Corp.	671	101,462
Adobe Systems, Inc.*	360	97,182

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
Technology - 7.3% (continued)
salesforce.com, Inc.*	556	$88,421
Accenture plc — Class A	471	80,164
Broadcom, Inc.	317	78,213
Texas Instruments, Inc.	715	76,712
QUALCOMM, Inc.	1,034	74,479
Activision Blizzard, Inc.	561	46,670
Intuit, Inc.	190	43,206
Micron Technology, Inc.*	853	38,581
Cognizant Technology Solutions Corp. — Class A	427	32,943
HP, Inc.	1,164	29,996
Applied Materials, Inc.	723	27,944
Electronic Arts, Inc.*	224	26,990
Fidelity National Information Services, Inc.	242	26,395
Analog Devices, Inc.	273	25,242
Autodesk, Inc.*	161	25,134
Fiserv, Inc.*	298	24,549
Advanced Micro Devices, Inc.*	631	19,492
DXC Technology Co.	207	19,359
Red Hat, Inc.*	130	17,716
Hewlett Packard Enterprise Co.	1,082	17,647
Lam Research Corp.	116	17,597
Paychex, Inc.	235	17,308
NetApp, Inc.	191	16,405
Cerner Corp.*	242	15,587
Xilinx, Inc.	186	14,912
Microchip Technology, Inc.[1]	173	13,651
Western Digital Corp.	214	12,528
Skyworks Solutions, Inc.	132	11,974
KLA-Tencor Corp.	115	11,697
Take-Two Interactive Software, Inc.*	84	11,591
ANSYS, Inc.*	62	11,574
MSCI, Inc. — Class A	65	11,532
Broadridge Financial Solutions, Inc.	86	11,348
Synopsys, Inc.*	109	10,748
Citrix Systems, Inc.*	95	10,560
CA, Inc.	231	10,199
Cadence Design Systems, Inc.*	208	9,426
Akamai Technologies, Inc.*	125	9,144
Seagate Technology plc	192	9,091
Qorvo, Inc.*	92	7,074
Xerox Corp.	163	4,398
IPG Photonics Corp.*	26	4,058
Total Technology		3,070,647
Communications - 6.3%
Amazon.com, Inc.*	301	602,903
Facebook, Inc. — Class A*	1,773	291,587
Alphabet, Inc. — Class C*	226	269,724
Alphabet, Inc. — Class A*	220	265,558
AT&T, Inc.	5,340	179,317
Cisco Systems, Inc.	3,362	163,561
Verizon Communications, Inc.	3,039	162,252
Walt Disney Co.	1,094	127,932
Netflix, Inc.*	320	119,722
Comcast Corp. — Class A	3,362	119,048
Booking Holdings, Inc.*	35	69,440
Charter Communications, Inc. — Class A*	131	42,690
Twenty-First Century Fox, Inc. — Class A	775	35,906
eBay, Inc.*	684	22,586
Twenty-First Century Fox, Inc. — Class B	358	16,403
Motorola Solutions, Inc.	119	15,487
Twitter, Inc.*	529	15,055
CenturyLink, Inc.	699	14,819
CBS Corp. — Class B	249	14,305
VeriSign, Inc.*	79	12,649
Expedia Group, Inc.	87	11,352
Omnicom Group, Inc.	165	11,223
Arista Networks, Inc.*	38	10,103
Symantec Corp.	457	9,725
F5 Networks, Inc.*	45	8,974
Viacom, Inc. — Class B	260	8,778
Discovery, Inc. — Class C*	264	7,809
Juniper Networks, Inc.	254	7,612
Interpublic Group of Companies, Inc.	282	6,450
DISH Network Corp. — Class A*	168	6,008
TripAdvisor, Inc.*	75	3,830
News Corp. — Class A	282	3,720
Discovery, Inc. — Class A*	115	3,680
News Corp. — Class B	91	1,238
Total Communications		2,661,446
Industrial - 4.1%
Boeing Co.	393	146,157
Honeywell International, Inc.	546	90,854
3M Co.	431	90,816
Union Pacific Corp.	544	88,580
United Technologies Corp.	553	77,315
General Electric Co.	6,391	72,155
Caterpillar, Inc.	437	66,638
Lockheed Martin Corp.	182	62,965
United Parcel Service, Inc. — Class B	510	59,542
CSX Corp.	600	44,430
Raytheon Co.	210	43,398
FedEx Corp.	179	43,101
General Dynamics Corp.	205	41,968
Northrop Grumman Corp.	128	40,623
Norfolk Southern Corp.	206	37,183
Deere & Co.	237	35,628
Emerson Electric Co.	462	35,380
Illinois Tool Works, Inc.	227	32,034
Eaton Corporation plc	319	27,667
Waste Management, Inc.	290	26,204
Johnson Controls International plc	680	23,800
Roper Technologies, Inc.	76	22,512
TE Connectivity Ltd.	256	22,510
Corning, Inc.	596	21,039
Amphenol Corp. — Class A	221	20,778
Fortive Corp.[1]	226	19,029
Ingersoll-Rand plc	180	18,414
Parker-Hannifin Corp.	97	17,841
Rockwell Automation, Inc.	91	17,064
Rockwell Collins, Inc.	121	16,997
Stanley Black & Decker, Inc.	113	16,548
Agilent Technologies, Inc.	234	16,506

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
Industrial - 4.1% (continued)
Cummins, Inc.	110	$16,068
Harris Corp.	86	14,552
AMETEK, Inc.	171	13,529
TransDigm Group, Inc.*	36	13,403
Textron, Inc.	183	13,079
L3 Technologies, Inc.	58	12,332
Republic Services, Inc. — Class A	160	11,626
Mettler-Toledo International, Inc.*	19	11,571
Ball Corp.	253	11,129
Waters Corp.*	57	11,097
Vulcan Materials Co.	97	10,786
Xylem, Inc.	132	10,543
WestRock Co.	188	10,047
CH Robinson Worldwide, Inc.	102	9,988
Dover Corp.	109	9,650
Expeditors International of Washington, Inc.	128	9,412
Kansas City Southern	75	8,496
Martin Marietta Materials, Inc.	46	8,370
Masco Corp.	226	8,272
Huntington Ingalls Industries, Inc.	32	8,195
PerkinElmer, Inc.	81	7,879
J.B. Hunt Transport Services, Inc.	64	7,612
Packaging Corporation of America	69	7,569
Snap-on, Inc.	41	7,527
Arconic, Inc.	316	6,955
Jacobs Engineering Group, Inc.	88	6,732
Allegion plc	70	6,340
Garmin Ltd.	89	6,234
FLIR Systems, Inc.	101	6,209
Fluor Corp.	103	5,984
AO Smith Corp.	106	5,657
Fortune Brands Home & Security, Inc.	105	5,498
Flowserve Corp.	96	5,250
Pentair plc	119	5,159
Sealed Air Corp.	117	4,697
Stericycle, Inc.*	63	3,697
Total Industrial		1,716,820
Consumer, Cyclical - 3.6%
Home Depot, Inc.	841	174,213
Walmart, Inc.	1,055	99,075
McDonald's Corp.	571	95,523
NIKE, Inc. — Class B	942	79,806
Costco Wholesale Corp.	322	75,631
Lowe's Companies, Inc.	596	68,433
Starbucks Corp.	992	56,385
TJX Companies, Inc.	461	51,641
Walgreens Boots Alliance, Inc.	620	45,198
Target Corp.	387	34,137
General Motors Co.	965	32,491
Marriott International, Inc. — Class A	212	27,991
Ross Stores, Inc.	277	27,451
Delta Air Lines, Inc.	463	26,775
Ford Motor Co.	2,879	26,631
Southwest Airlines Co.	379	23,669
VF Corp.	239	22,335
Dollar General Corp.	195	21,314
Yum! Brands, Inc.	233	21,182
O'Reilly Automotive, Inc.*	59	20,492
Carnival Corp.	297	18,940
Hilton Worldwide Holdings, Inc.	219	17,691
PACCAR, Inc.	258	17,593
Royal Caribbean Cruises Ltd.	126	16,372
Aptiv plc	195	16,361
United Continental Holdings, Inc.*	168	14,962
AutoZone, Inc.*	19	14,738
Dollar Tree, Inc.*	175	14,271
Best Buy Company, Inc.	179	14,206
American Airlines Group, Inc.	301	12,441
Fastenal Co.	211	12,242
Ulta Beauty, Inc.*	42	11,849
WW Grainger, Inc.	33	11,795
Genuine Parts Co.	108	10,735
Tapestry, Inc.	212	10,657
DR Horton, Inc.	252	10,630
MGM Resorts International	376	10,494
Tiffany & Co.	80	10,318
Darden Restaurants, Inc.	91	10,118
Lennar Corp. — Class A	215	10,038
CarMax, Inc.*	130	9,707
Kohl's Corp.	123	9,170
Wynn Resorts Ltd.	72	9,148
Advance Auto Parts, Inc.	54	9,090
Hasbro, Inc.	86	9,040
Norwegian Cruise Line Holdings Ltd.*	150	8,614
Mohawk Industries, Inc.*	47	8,241
Chipotle Mexican Grill, Inc. — Class A*	18	8,181
Tractor Supply Co.	90	8,179
PVH Corp.	56	8,086
Macy's, Inc.	226	7,849
Copart, Inc.*	150	7,730
Michael Kors Holdings Ltd.*	110	7,542
LKQ Corp.*	234	7,411
BorgWarner, Inc.	154	6,588
Newell Brands, Inc.	320	6,496
Alaska Air Group, Inc.	91	6,266
Ralph Lauren Corp. — Class A	41	5,640
Whirlpool Corp.	47	5,581
Harley-Davidson, Inc.	122	5,527
L Brands, Inc.	168	5,090
Nordstrom, Inc.	84	5,024
Hanesbrands, Inc.	265	4,884
PulteGroup, Inc.	192	4,756
Gap, Inc.	160	4,616
Foot Locker, Inc.	86	4,384
Leggett & Platt, Inc.	96	4,204
Goodyear Tire & Rubber Co.	174	4,070
Mattel, Inc.*,1	253	3,972
Under Armour, Inc. — Class A*	137	2,907
Under Armour, Inc. — Class C*	140	2,724
Total Consumer, Cyclical		1,497,541

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 42.8% (continued)
Energy - 2.5%
Exxon Mobil Corp.	3,113	$264,667
Chevron Corp.	1,409	172,293
ConocoPhillips	855	66,177
Schlumberger Ltd.	1,018	62,017
EOG Resources, Inc.	426	54,345
Occidental Petroleum Corp.	562	46,180
Valero Energy Corp.	314	35,717
Phillips 66	314	35,394
Marathon Petroleum Corp.	332	26,550
Halliburton Co.	647	26,223
Anadarko Petroleum Corp.	377	25,414
Kinder Morgan, Inc.	1,396	24,751
Williams Companies, Inc.	889	24,172
Concho Resources, Inc.*	147	22,454
Pioneer Natural Resources Co.	125	21,774
ONEOK, Inc.	302	20,473
Devon Energy Corp.	374	14,938
Marathon Oil Corp.	628	14,620
Apache Corp.	281	13,395
Hess Corp.	185	13,242
National Oilwell Varco, Inc.	281	12,105
Noble Energy, Inc.	355	11,072
Baker Hughes a GE Co.	306	10,352
TechnipFMC plc	314	9,812
Equities Corp.	194	8,581
HollyFrontier Corp.	119	8,318
Cabot Oil & Gas Corp. — Class A	324	7,296
Cimarex Energy Co.	70	6,506
Helmerich & Payne, Inc.	80	5,502
Newfield Exploration Co.*	147	4,238
Andeavor	17	2,609
Total Energy		1,071,187
Utilities - 1.2%
NextEra Energy, Inc.	347	58,157
Duke Energy Corp.	524	41,930
Dominion Energy, Inc.	481	33,805
Southern Co.	746	32,526
Exelon Corp.	710	30,999
American Electric Power Company, Inc.	362	25,659
Sempra Energy	201	22,864
Public Service Enterprise Group, Inc.	372	19,638
Xcel Energy, Inc.	374	17,657
PG&E Corp.*	380	17,484
Consolidated Edison, Inc.	229	17,447
Edison International	240	16,243
WEC Energy Group, Inc.	232	15,488
PPL Corp.	514	15,040
DTE Energy Co.	134	14,623
Eversource Energy	233	14,316
FirstEnergy Corp.	357	13,270
American Water Works Company, Inc.	133	11,700
Ameren Corp.	179	11,316
Evergy, Inc.	200	10,984
Entergy Corp.	133	10,790
CMS Energy Corp.	208	10,192
CenterPoint Energy, Inc.	362	10,009
NRG Energy, Inc.	223	8,340
Alliant Energy Corp.	172	7,322
AES Corp.	487	6,818
NiSource, Inc.	267	6,653
Pinnacle West Capital Corp.	82	6,493
SCANA Corp.	105	4,083
Total Utilities		511,846
Basic Materials - 0.8%
DowDuPont, Inc.	1,697	109,134
Praxair, Inc.	211	33,914
Sherwin-Williams Co.	60	27,313
Air Products & Chemicals, Inc.	161	26,895
LyondellBasell Industries N.V. — Class A	235	24,090
PPG Industries, Inc.	178	19,425
Freeport-McMoRan, Inc.	1,066	14,839
International Paper Co.	301	14,794
Nucor Corp.	233	14,784
Newmont Mining Corp.	392	11,838
Eastman Chemical Co.	104	9,955
CF Industries Holdings, Inc.	172	9,364
International Flavors & Fragrances, Inc.	67	9,321
FMC Corp.	99	8,631
Mosaic Co.	261	8,477
Albemarle Corp.	80	7,982
Total Basic Materials		350,756
Total Common Stocks
(Cost $17,325,361)		18,065,810

MUTUAL FUNDS† - 47.9%
Guggenheim Strategy Fund II2	423,500	10,579,028
Guggenheim Strategy Fund I2	383,676	9,611,087
Total Mutual Funds
(Cost $20,112,713)		20,190,115

	Face Amount
U.S. TREASURY BILLS†† - 3.8%
U.S. Treasury Bills
2.11% due 12/13/18[3,4] $	$1,300,000	1,294,395
2.00% due 10/25/18[4,5]	290,000	289,598
Total U.S. Treasury Bills
(Cost $1,583,983)		1,583,993

REPURCHASE AGREEMENTS††,6 - 14.5%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[3]	3,362,486	3,362,486
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[3]	1,661,376	1,661,376
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[3]	1,107,584	1,107,584
Total Repurchase Agreements
(Cost $6,131,446)		6,131,446

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[8]	$4,635	$4,635
Total Securities Lending Collateral
(Cost $4,635)		4,635
Total Investments - 109.0%
(Cost $45,158,138)		$45,975,999
Other Assets & Liabilities, net - (9.0)%		(3,797,984)
Total Net Assets - 100.0%		$42,178,015

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	58	Dec 2018	$8,465,100	$18,461

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	2.65%	At Maturity	10/31/18	4,574	$13,327,151	$36,634
Goldman Sachs International	S&P 500 Index	2.70%	At Maturity	10/29/18	1,747	5,089,269	13,136
BNP Paribas	S&P 500 Index	2.71%	At Maturity	10/29/18	6,252	18,218,000	(124)
						$36,634,420	$49,646

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$18,065,810	$—	$—	$18,065,810
Mutual Funds	20,190,115	—	—	20,190,115
U.S. Treasury Bills	—	1,583,993	—	1,583,993
Repurchase Agreements	—	6,131,446	—	6,131,446
Securities Lending Collateral	4,635	—	—	4,635
Equity Futures Contracts**	18,461	—	—	18,461
Equity Index Swap Agreements**	—	49,770	—	49,770
Total Assets	$38,279,021	$7,765,209	$—	$46,044,230

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$124	$—	$124

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$10,142,312	$12,847,040	$(13,375,000)	$(5,080)	$1,815	$9,611,087	383,676	$202,521
Guggenheim Strategy Fund II	16,526,813	4,562,779	(10,500,000)	(688)	(9,876)	10,579,028	423,500	243,298
	$26,669,125	$17,409,819	$(23,875,000)	$(5,768)	$(8,061)	$20,190,115		$445,819

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 95.1%
Mining - 95.1%
Freeport-McMoRan, Inc.	74,804	$1,041,272
Newmont Mining Corp.	30,948	934,630
Barrick Gold Corp.	78,810	873,215
Franco-Nevada Corp.	12,832	802,642
Goldcorp, Inc.	67,073	684,145
Wheaton Precious Metals Corp.	38,604	675,570
Agnico Eagle Mines Ltd.	19,417	664,061
Randgold Resources Ltd. ADR	9,093	641,511
Royal Gold, Inc.	6,912	532,639
Kirkland Lake Gold Ltd.	25,784	489,638
AngloGold Ashanti Ltd. ADR	51,382	440,858
Kinross Gold Corp.*	153,572	414,644
B2Gold Corp.*	158,362	364,233
Yamana Gold, Inc.	145,906	363,306
Pan American Silver Corp.	23,891	352,631
Gold Fields Ltd. ADR	136,501	330,332
Alamos Gold, Inc. — Class A	67,800	312,558
IAMGOLD Corp.*	81,346	299,353
Pretium Resources, Inc.*	36,360	276,700
Sibanye Gold Ltd. ADR*,1	107,523	267,732
Osisko Gold Royalties Ltd.	34,656	263,039
Hecla Mining Co.	93,923	262,045
Novagold Resources, Inc.*,1	69,210	256,769
First Majestic Silver Corp.*,1	43,987	249,846
SSR Mining, Inc.*	27,255	237,391
Coeur Mining, Inc.*	43,139	229,931
Seabridge Gold, Inc.*,1	17,369	224,929
Tahoe Resources, Inc.*	77,623	216,568
MAG Silver Corp.*	24,980	202,588
Fortuna Silver Mines, Inc.*	45,602	199,281
Sandstorm Gold Ltd.*	53,269	198,693
Endeavour Silver Corp.*,1	57,108	131,919
Gold Resource Corp.	24,830	127,626
Total Mining		13,562,295
Total Common Stocks
(Cost $8,249,432)		13,562,295

EXCHANGE-TRADED FUNDS† - 3.9%
VanEck Vectors Junior Gold Miners ETF	20,282	554,915
Total Exchange-Traded Funds
(Cost $384,953)		554,915

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.9%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$74,628	74,629
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	36,873	36,873
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	24,582	24,582
Total Repurchase Agreements
(Cost $136,084)		136,084

	Shares
SECURITIES LENDING COLLATERAL†,3 - 4.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[4]	675,406	675,406
Total Securities Lending Collateral
(Cost $675,406)		675,406
Total Investments - 104.6%
(Cost $9,445,875)		$14,928,700
Other Assets & Liabilities, net - (4.6)%		(661,380)
Total Net Assets - 100.0%		$14,267,320

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,562,295	$—	$—	$13,562,295
Exchange-Traded Funds	554,915	—	—	554,915
Repurchase Agreements	—	136,084	—	136,084
Securities Lending Collateral	675,406	—	—	675,406
Total Assets	$14,792,616	$136,084	$—	$14,928,700

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
REITs - 94.9%
REITs-Diversified - 22.7%
American Tower Corp. — Class A	2,293	$333,173
Crown Castle International Corp.	2,573	286,452
Equinix, Inc.	563	243,717
Weyerhaeuser Co.	6,403	206,625
Digital Realty Trust, Inc.	1,776	199,764
SBA Communications Corp.*	1,125	180,709
Vornado Realty Trust	2,151	157,023
Duke Realty Corp.	4,757	134,956
VICI Properties, Inc.	5,570	120,423
Lamar Advertising Co. — Class A	1,524	118,567
Gaming and Leisure Properties, Inc.	3,352	118,158
WP Carey, Inc.	1,717	110,420
Forest City Realty Trust, Inc. — Class A	4,346	109,041
New Residential Investment Corp.	5,814	103,606
EPR Properties	1,408	96,321
CoreSite Realty Corp.	865	96,136
Rayonier, Inc.	2,618	88,515
Cousins Properties, Inc.	9,286	82,553
Uniti Group, Inc.	3,936	79,310
GEO Group, Inc.	2,982	75,027
Outfront Media, Inc.	3,545	70,723
CoreCivic, Inc.	2,880	70,070
PotlatchDeltic Corp.	1,575	64,496
Total REITs-Diversified		3,145,785
REITs-Office Property - 11.8%
Boston Properties, Inc.	1,502	184,881
Alexandria Real Estate Equities, Inc.	1,230	154,722
SL Green Realty Corp.	1,285	125,326
Kilroy Realty Corp.	1,649	118,217
VEREIT, Inc.	15,510	112,603
Douglas Emmett, Inc.	2,838	107,049
Hudson Pacific Properties, Inc.	3,006	98,356
Highwoods Properties, Inc.	1,989	94,000
JBG SMITH Properties	2,377	87,545
Equity Commonwealth*	2,614	83,883
Paramount Group, Inc.	5,335	80,505
Corporate Office Properties Trust	2,518	75,112
Empire State Realty Trust, Inc. — Class A	4,307	71,539
Columbia Property Trust, Inc.	3,009	71,133
Brandywine Realty Trust	4,492	70,614
Piedmont Office Realty Trust, Inc. — Class A	3,498	66,217
Government Properties Income Trust	4,058	45,815
Total REITs-Office Property		1,647,517
REITs-Apartments - 10.4%
AvalonBay Communities, Inc.	1,166	211,221
Equity Residential	3,133	207,593
Essex Property Trust, Inc.	695	171,463
Invitation Homes, Inc.	6,339	145,227
Mid-America Apartment Communities, Inc.	1,419	142,155
UDR, Inc.	3,445	139,281
Camden Property Trust	1,337	125,103
Apartment Investment & Management Co. — Class A	2,526	111,472
American Homes 4 Rent — Class A	4,847	106,101
American Campus Communities, Inc.	2,455	101,048
Total REITs-Apartments		1,460,664
REITs-Health Care - 8.8%
Welltower, Inc.	3,213	206,660
Ventas, Inc.	3,361	182,771
HCP, Inc.	5,682	149,550
Omega Healthcare Investors, Inc.	3,349	109,747
Medical Properties Trust, Inc.	6,736	100,434
Healthcare Trust of America, Inc. — Class A	3,763	100,359
Sabra Health Care REIT, Inc.	3,752	86,746
Senior Housing Properties Trust	4,899	86,026
Healthcare Realty Trust, Inc.	2,789	81,606
Physicians Realty Trust	4,454	75,094
CareTrust REIT, Inc.	2,869	50,810
Total REITs-Health Care		1,229,803
REITs-Hotels - 7.5%
Host Hotels & Resorts, Inc.	7,970	168,167
MGM Growth Properties LLC — Class A	3,929	115,866
Park Hotels & Resorts, Inc.	3,318	108,897
Hospitality Properties Trust	3,215	92,721
Ryman Hospitality Properties, Inc.	1,040	89,617
Apple Hospitality REIT, Inc.	4,906	85,806
LaSalle Hotel Properties	2,410	83,362
RLJ Lodging Trust	3,750	82,613
Sunstone Hotel Investors, Inc.	4,991	81,653
Pebblebrook Hotel Trust[1]	1,858	67,575
DiamondRock Hospitality Co.	5,619	65,574
Total REITs-Hotels		1,041,851
REITs-Warehouse/Industries - 6.7%
Prologis, Inc.	4,124	279,566
Liberty Property Trust	2,499	105,583
CyrusOne, Inc.	1,637	103,786
Gramercy Property Trust	3,223	88,439
First Industrial Realty Trust, Inc.	2,683	84,246
EastGroup Properties, Inc.	820	78,408
STAG Industrial, Inc.	2,663	73,233
Rexford Industrial Realty, Inc.	2,276	72,741
QTS Realty Trust, Inc. — Class A	1,431	61,061
Total REITs-Warehouse/Industries		947,063
REITs-Shopping Centers - 6.4%
Regency Centers Corp.	2,175	140,657
Federal Realty Investment Trust	1,034	130,770
Kimco Realty Corp.	6,825	114,251
Brixmor Property Group, Inc.	5,648	98,897
Weingarten Realty Investors	2,813	83,715
Retail Properties of America, Inc. — Class A	5,667	69,081

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
REITs - 94.9% (continued)
REITs-Shopping Centers - 6.4% (continued)
Urban Edge Properties	3,085	$68,117
DDR Corp.	4,945	66,214
Acadia Realty Trust	2,294	64,301
Retail Opportunity Investments Corp.	3,334	62,246
Total REITs-Shopping Centers		898,249
REITs-Mortgage - 5.9%
Annaly Capital Management, Inc.	14,896	152,386
AGNC Investment Corp.	6,733	125,436
Starwood Property Trust, Inc.	4,729	101,768
Blackstone Mortgage Trust, Inc. — Class A1	2,514	84,244
Two Harbors Investment Corp.	5,446	81,309
Chimera Investment Corp.	4,251	77,071
MFA Financial, Inc.	10,321	75,859
Apollo Commercial Real Estate Finance, Inc.	3,420	64,535
Invesco Mortgage Capital, Inc.	3,523	55,734
Total REITs-Mortgage		818,342
REITs-Storage - 5.1%
Public Storage	1,244	250,828
Extra Space Storage, Inc.	1,606	139,144
Iron Mountain, Inc.	3,858	133,178
CubeSmart	3,380	96,431
Life Storage, Inc.	933	88,784
Total REITs-Storage		708,365
REITs-Regional Malls - 4.5%
Simon Property Group, Inc.	1,762	311,434
Macerich Co.	2,134	117,989
Taubman Centers, Inc.	1,357	81,189
Tanger Factory Outlet Centers, Inc.[1]	2,759	63,126
Washington Prime Group, Inc.	7,013	51,195
Total REITs-Regional Malls		624,933
REITs-Single Tenant - 3.3%
Realty Income Corp.	3,043	173,116
National Retail Properties, Inc.	2,564	114,918
STORE Capital Corp.	3,663	101,795
Spirit Realty Capital, Inc.	9,826	79,198
Total REITs-Single Tenant		469,027
REITs-Manufactured Homes - 1.8%
Sun Communities, Inc.	1,239	125,808
Equity LifeStyle Properties, Inc.	1,285	123,938
Total REITs-Manufactured Homes		249,746
Total REITs		13,241,345
Real Estate - 3.6%
Real Estate Management/Services - 2.1%
CBRE Group, Inc. — Class A*	3,684	162,464
Realogy Holdings Corp.[1]	3,375	69,660
Redfin Corp.*,1	2,904	54,305
Total Real Estate Management/Services		286,429
Real Estate Management & Development - 1.5%
Jones Lang LaSalle, Inc.	760	109,683
Howard Hughes Corp.*	780	96,892
Total Real Estate Management & Development		206,575
Total Real Estate		493,004

Private Equity - 0.6%
Kennedy-Wilson Holdings, Inc.	3,438	73,917

Diversified Financial Services - 0.4%
Ladder Capital Corp. — Class A	3,480	58,951

Total Common Stocks
(Cost $9,448,728)		13,867,217

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.3%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$26,353	26,353
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	13,021	13,021
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	8,681	8,681
Total Repurchase Agreements
(Cost $48,055)		48,055

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[4]	238,902	238,902
Total Securities Lending Collateral
(Cost $238,902)		238,902
Total Investments - 101.5%
(Cost $9,735,685)		$14,154,174
Other Assets & Liabilities, net - (1.5)%		(204,363)
Total Net Assets - 100.0%		$13,949,811

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,867,217	$—	$—	$13,867,217
Repurchase Agreements	—	48,055	—	48,055
Securities Lending Collateral	238,902	—	—	238,902
Total Assets	$14,106,119	$48,055	$—	$14,154,174

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.4%
Retail - 61.5%
Walmart, Inc.	7,330	$688,360
Home Depot, Inc.	3,081	638,229
Costco Wholesale Corp.	1,815	426,307
Lowe's Companies, Inc.	3,465	397,851
Walgreens Boots Alliance, Inc.	4,894	356,773
TJX Companies, Inc.	3,166	354,655
Target Corp.	3,253	286,947
Ross Stores, Inc.	2,612	258,849
Dollar General Corp.	2,062	225,377
O'Reilly Automotive, Inc.*	637	221,243
Best Buy Company, Inc.	2,475	196,416
AutoZone, Inc.*	250	193,925
Dollar Tree, Inc.*	2,227	181,612
Ulta Beauty, Inc.*	605	170,683
Tiffany & Co.	1,310	168,951
Genuine Parts Co.	1,600	159,040
Advance Auto Parts, Inc.	881	148,299
CarMax, Inc.*	1,973	147,324
Kohl's Corp.	1,968	146,714
Gap, Inc.	4,960	143,096
Burlington Stores, Inc.*	870	141,740
Tractor Supply Co.	1,544	140,319
Macy's, Inc.	3,986	138,434
Nordstrom, Inc.	2,222	132,898
Qurate Retail, Inc. — Class A*	5,980	132,816
L Brands, Inc.	4,092	123,988
Five Below, Inc.*	892	116,013
Foot Locker, Inc.	2,060	105,019
Ollie's Bargain Outlet Holdings, Inc.*	1,081	103,884
Williams-Sonoma, Inc.[1]	1,476	97,003
American Eagle Outfitters, Inc.	3,610	89,636
Urban Outfitters, Inc.*	2,153	88,058
Penske Automotive Group, Inc.	1,693	80,231
Dick's Sporting Goods, Inc.	2,218	78,695
AutoNation, Inc.*	1,866	77,532
Signet Jewelers Ltd.	1,175	77,468
DSW, Inc. — Class A	2,102	71,216
Michaels Companies, Inc.*	4,341	70,454
RH*,1	531	69,566
Floor & Decor Holdings, Inc. — Class A*	2,180	65,771
PriceSmart, Inc.	804	65,084
Sally Beauty Holdings, Inc.*,1	3,396	62,452
Dillard's, Inc. — Class A1	798	60,919
Children's Place, Inc.	476	60,833
Guess?, Inc.	2,548	57,585
Lithia Motors, Inc. — Class A	703	57,407
Big Lots, Inc.	1,307	54,619
Bed Bath & Beyond, Inc.	3,576	53,640
Abercrombie & Fitch Co. — Class A	2,411	50,920
GameStop Corp. — Class A1	3,285	50,162
Tailored Brands, Inc.	1,898	47,811
Group 1 Automotive, Inc.	686	44,521
Conn's, Inc.*	1,254	44,329
Chico's FAS, Inc.	5,104	44,252
Express, Inc.*	3,459	38,256
PetMed Express, Inc.[1]	997	32,911
Lumber Liquidators Holdings, Inc.*	1,694	26,240
Hibbett Sports, Inc.*,1	1,271	23,895
Total Retail		8,387,228
Internet - 33.3%
Amazon.com, Inc.*	659	1,319,977
Netflix, Inc.*	1,433	536,128
Alibaba Group Holding Ltd. ADR*	2,890	476,156
Booking Holdings, Inc.*	201	398,784
JD.com, Inc. ADR*	8,768	228,757
eBay, Inc.*	6,550	216,281
Ctrip.com International Ltd. ADR*	5,149	191,388
Expedia Group, Inc.	1,378	179,802
Wayfair, Inc. — Class A*,1	1,075	158,745
MercadoLibre, Inc.	410	139,593
GrubHub, Inc.*	970	134,461
Vipshop Holdings Ltd. ADR*	19,100	119,184
Baozun, Inc. ADR*	2,330	113,191
Etsy, Inc.*	1,800	92,484
Stamps.com, Inc.*	340	76,908
Liberty Expedia Holdings, Inc. — Class A*	1,418	66,703
Shutterfly, Inc.*	923	60,817
Overstock.com, Inc.*,1	1,370	37,949
Total Internet		4,547,308
Distribution & Wholesale - 1.8%
LKQ Corp.*	4,102	129,910
Pool Corp.	655	109,307
Total Distribution & Wholesale		239,217
Commercial Services - 1.6%
Aaron's, Inc.	1,512	82,343
Monro, Inc.	902	62,779
NutriSystem, Inc.	1,178	43,645
Rent-A-Center, Inc.*	2,333	33,549
Total Commercial Services		222,316
Oil & Gas - 0.5%
Murphy USA, Inc.*	806	68,881
Leisure Time - 0.4%
Camping World Holdings, Inc. — Class A1	2,720	57,990
Home Furnishings - 0.3%
Sleep Number Corp.*	1,308	48,108
Total Common Stocks
(Cost $10,861,389)		13,571,048

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 1.1%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$78,899	$78,899
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	38,984	38,984
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	25,989	25,989
Total Repurchase Agreements
(Cost $143,872)		143,872

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[4]	497,905	497,905
Total Securities Lending Collateral
(Cost $497,905)		497,905
Total Investments - 104.2%
(Cost $11,503,166)		$14,212,825
Other Assets & Liabilities, net - (4.2)%		(574,852)
Total Net Assets - 100.0%		$13,637,973

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,571,048	$—	$—	$13,571,048
Repurchase Agreements	—	143,872	—	143,872
Securities Lending Collateral	497,905	—	—	497,905
Total Assets	$14,068,953	$143,872	$—	$14,212,825

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9%
Financial - 3.6%
Primerica, Inc.	29	$3,496
MGIC Investment Corp.*	245	3,261
IBERIABANK Corp.	38	3,091
Radian Group, Inc.	148	3,059
Gramercy Property Trust REIT	111	3,046
Essent Group Ltd.*	66	2,921
Kemper Corp.	36	2,896
Sabra Health Care REIT, Inc.	123	2,844
Hancock Whitney Corp.	59	2,805
First Industrial Realty Trust, Inc. REIT	86	2,700
Ryman Hospitality Properties, Inc. REIT	31	2,671
LaSalle Hotel Properties REIT	77	2,663
First Financial Bankshares, Inc.	45	2,659
RLJ Lodging Trust REIT	120	2,644
MB Financial, Inc.	57	2,628
Chemical Financial Corp.	49	2,617
Cousins Properties, Inc. REIT	290	2,578
Blackstone Mortgage Trust, Inc. — Class A REIT	76	2,547
Glacier Bancorp, Inc.	59	2,542
Selective Insurance Group, Inc.	40	2,540
Sunstone Hotel Investors, Inc. REIT	155	2,536
Healthcare Realty Trust, Inc. REIT	86	2,516
Valley National Bancorp	223	2,509
United Bankshares, Inc.	68	2,472
Stifel Financial Corp.	48	2,460
Home BancShares, Inc.	110	2,409
CNO Financial Group, Inc.	111	2,356
EastGroup Properties, Inc. REIT	24	2,295
UMB Financial Corp.	31	2,198
Cathay General Bancorp	53	2,196
American Equity Investment Life Holding Co.	62	2,192
Ellie Mae, Inc.*	23	2,180
BancorpSouth Bank	66	2,158
Community Bank System, Inc.	35	2,137
Physicians Realty Trust REIT	126	2,124
RLI Corp.	27	2,122
National Health Investors, Inc. REIT	28	2,117
GEO Group, Inc. REIT	84	2,113
Investors Bancorp, Inc.	172	2,110
South State Corp.	25	2,050
Old National Bancorp	104	2,007
CoreCivic, Inc. REIT	82	1,995
Fulton Financial Corp.	119	1,981
Columbia Banking System, Inc.	51	1,977
Bank of NT Butterfield & Son Ltd.	38	1,971
First Financial Bancorp	66	1,960
STAG Industrial, Inc. REIT	71	1,952
Rexford Industrial Realty, Inc. REIT	61	1,950
First Midwest Bancorp, Inc.	71	1,888
Kennedy-Wilson Holdings, Inc.	87	1,870
Washington Federal, Inc.	58	1,856
Simmons First National Corp. — Class A	63	1,855
PS Business Parks, Inc. REIT	14	1,779
CenterState Bank Corp.	63	1,764
PotlatchDeltic Corp. REIT	43	1,761
Xenia Hotels & Resorts, Inc. REIT	74	1,754
ProAssurance Corp.	37	1,737
Union Bankshares Corp.	45	1,734
Great Western Bancorp, Inc.	41	1,730
International Bancshares Corp.	38	1,710
Pebblebrook Hotel Trust REIT[1]	47	1,709
CVB Financial Corp.	76	1,696
Piedmont Office Realty Trust, Inc. — Class A REIT	89	1,685
Urban Edge Properties REIT	76	1,678
Enstar Group Ltd.*	8	1,668
Washington Real Estate Investment Trust	54	1,655
Moelis & Co. — Class A	30	1,644
Federated Investors, Inc. — Class B	67	1,616
WesBanco, Inc.	36	1,605
Apollo Commercial Real Estate Finance, Inc. REIT	85	1,604
DiamondRock Hospitality Co. REIT	137	1,599
Trustmark Corp.	47	1,582
Acadia Realty Trust REIT	56	1,570
Independent Bank Corp.	19	1,569
First Merchants Corp.	34	1,530
United Community Banks, Inc.	54	1,506
Americold Realty Trust REIT	58	1,451
QTS Realty Trust, Inc. — Class A REIT	34	1,451
Tanger Factory Outlet Centers, Inc. REIT	63	1,441
Terreno Realty Corp. REIT	38	1,433
Genworth Financial, Inc. — Class A*	342	1,426
TowneBank	46	1,419
Axos Financial, Inc.*	41	1,410
LegacyTexas Financial Group, Inc.	33	1,406
Retail Opportunity Investments Corp. REIT	75	1,400
Argo Group International Holdings Ltd.	22	1,387
FCB Financial Holdings, Inc. — Class A*	29	1,375
Banner Corp.	22	1,368
Renasant Corp.	33	1,360
Hope Bancorp, Inc.	84	1,358
First BanCorp*	148	1,347
Chesapeake Lodging Trust REIT	41	1,315
Mack-Cali Realty Corp. REIT	61	1,297
Blucora, Inc.*	32	1,288
Cadence BanCorp	49	1,280
Ameris Bancorp	28	1,280

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9% (continued)
Financial - 3.6% (continued)
Colony Credit Real Estate, Inc. REIT	58	$1,275
Horace Mann Educators Corp.	28	1,257
ServisFirst Bancshares, Inc.	32	1,253
Lexington Realty Trust REIT	149	1,237
Invesco Mortgage Capital, Inc. REIT	77	1,218
LTC Properties, Inc. REIT	27	1,191
Waddell & Reed Financial, Inc. — Class A	55	1,165
Heartland Financial USA, Inc.	20	1,161
WageWorks, Inc.*	27	1,154
National General Holdings Corp.	43	1,154
Pacific Premier Bancorp, Inc.*	31	1,153
LendingTree, Inc.*,1	5	1,151
Berkshire Hills Bancorp, Inc.	28	1,140
Northwest Bancshares, Inc.	65	1,126
Capitol Federal Financial, Inc.	88	1,121
PRA Group, Inc.*	31	1,116
Agree Realty Corp. REIT	21	1,116
First Commonwealth Financial Corp.	69	1,114
Eagle Bancorp, Inc.*	22	1,113
NBT Bancorp, Inc.	29	1,113
Four Corners Property Trust, Inc. REIT	43	1,105
HFF, Inc. — Class A	26	1,105
AmTrust Financial Services, Inc.	76	1,104
Westamerica Bancorporation	18	1,083
Artisan Partners Asset Management, Inc. — Class A	33	1,069
Alexander & Baldwin, Inc. REIT	47	1,066
Provident Financial Services, Inc.	43	1,056
Seritage Growth Properties REIT[1]	22	1,045
S&T Bancorp, Inc.	24	1,041
First Interstate BancSystem, Inc. — Class A	23	1,030
Universal Insurance Holdings, Inc.	21	1,020
Ladder Capital Corp. — Class A REIT	60	1,016
American Assets Trust, Inc. REIT	27	1,007
Walker & Dunlop, Inc.	19	1,005
Employers Holdings, Inc.	22	997
Independent Bank Group, Inc.	15	994
WSFS Financial Corp.	21	990
Hilltop Holdings, Inc.	49	988
Global Net Lease, Inc. REIT	47	980
NMI Holdings, Inc. — Class A*	43	974
Navigators Group, Inc.	14	967
National Storage Affiliates Trust REIT	38	967
Select Income REIT	44	965
Summit Hotel Properties, Inc. REIT	71	961
Redfin Corp.*,1	51	954
Park National Corp.	9	950
Kite Realty Group Trust REIT	57	949
Houlihan Lokey, Inc.	21	944
Sandy Spring Bancorp, Inc.	24	943
Washington Prime Group, Inc. REIT	129	942
Seacoast Banking Corporation of Florida*	32	934
First Busey Corp.	30	931
Kearny Financial Corp.	67	928
McGrath RentCorp	17	926
CareTrust REIT, Inc.	51	903
OceanFirst Financial Corp.	33	898
Safety Insurance Group, Inc.	10	896
Monmouth Real Estate Investment Corp. REIT	53	886
Brookline Bancorp, Inc.	53	885
FGL Holdings*	98	877
Enterprise Financial Services Corp.	16	849
LendingClub Corp.*	218	846
Redwood Trust, Inc. REIT	52	844
Aircastle Ltd.	38	833
Kinsale Capital Group, Inc.	13	830
PennyMac Mortgage Investment Trust REIT	41	830
Tompkins Financial Corp.	10	812
First Bancorp	20	810
Heritage Financial Corp.	23	808
AMERISAFE, Inc.	13	805
Southside Bancshares, Inc.	23	800
Tier REIT, Inc.	33	795
Beneficial Bancorp, Inc.	47	794
Easterly Government Properties, Inc. REIT	41	794
Lakeland Financial Corp.	17	790
State Bank Financial Corp.	26	785
Boston Private Financial Holdings, Inc.	57	778
City Holding Co.	10	768
Government Properties Income Trust REIT	68	768
Piper Jaffray Cos.	10	764
United Fire Group, Inc.	15	762
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	35	751
Nelnet, Inc. — Class A	13	743
Ramco-Gershenson Properties Trust REIT	54	734
PJT Partners, Inc. — Class A	14	733
Third Point Reinsurance Ltd.*	56	728
James River Group Holdings Ltd.	17	725
Stewart Information Services Corp.	16	720
BancFirst Corp.	12	719
National Bank Holdings Corp. — Class A	19	715
BrightSphere Investment Group plc	56	694
WisdomTree Investments, Inc.	81	687
Universal Health Realty Income Trust REIT	9	670

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9% (continued)
Financial - 3.6% (continued)
Enova International, Inc.*	23	$662
Bryn Mawr Bank Corp.	14	657
TriCo Bancshares	17	657
MBIA, Inc.*	61	652
ARMOUR Residential REIT, Inc.	29	651
Triumph Bancorp, Inc.*	17	649
Chatham Lodging Trust REIT	31	648
National Western Life Group, Inc. — Class A	2	638
InfraREIT, Inc. R	30	634
Ambac Financial Group, Inc.*	31	633
Independence Realty Trust, Inc. REIT	60	632
Flagstar Bancorp, Inc.*	20	629
Focus Financial Partners, Inc. — Class A*	13	617
Encore Capital Group, Inc.*,1	17	609
Cohen & Steers, Inc.	15	609
Trupanion, Inc.*	17	607
Getty Realty Corp. REIT	21	600
CoBiz Financial, Inc.	27	598
United Financial Bancorp, Inc.	35	589
Preferred Bank/Los Angeles CA	10	585
1st Source Corp.	11	579
Granite Point Mortgage Trust, Inc. REIT	30	578
Franklin Street Properties Corp. REIT	72	575
New York Mortgage Trust, Inc. REIT	94	572
Virtus Investment Partners, Inc.	5	569
Columbia Financial, Inc.*	34	568
Hersha Hospitality Trust REIT	25	567
Meridian Bancorp, Inc.	33	561
Washington Trust Bancorp, Inc.	10	553
Banc of California, Inc.	29	548
CorePoint Lodging, Inc. REIT	28	545
Stock Yards Bancorp, Inc.	15	544
Lakeland Bancorp, Inc.	30	541
TrustCo Bank Corp. NY	63	536
Guaranty Bancorp	18	535
RE/MAX Holdings, Inc. — Class A	12	532
International. FCStone, Inc.*	11	532
Central Pacific Financial Corp.	20	529
Carolina Financial Corp.	14	528
FBL Financial Group, Inc. — Class A	7	527
Cushman & Wakefield plc*	31	527
Hanmi Financial Corp.	21	523
Cass Information Systems, Inc.	8	521
Horizon Bancorp, Inc.	26	514
Community Trust Bancorp, Inc.	11	510
Univest Corporation of Pennsylvania	19	503
Capstead Mortgage Corp. REIT	63	498
Meta Financial Group, Inc.	6	496
National Commerce Corp.*	12	496
German American Bancorp, Inc.	14	494
Health Insurance Innovations, Inc. — Class A*	8	493
iStar, Inc. REIT	44	491
Investors Real Estate Trust REIT	82	490
OFG Bancorp	30	484
Live Oak Bancshares, Inc.	18	482
Midland States Bancorp, Inc.	15	481
Camden National Corp.	11	478
Investment Technology Group, Inc.	22	477
ConnectOne Bancorp, Inc.	20	475
Customers Bancorp, Inc.*	20	471
Armada Hoffler Properties, Inc. REIT	31	468
RMR Group, Inc. — Class A	5	464
Flushing Financial Corp.	19	464
CBTX, Inc.	13	462
Northfield Bancorp, Inc.	29	462
World Acceptance Corp.*	4	457
NorthStar Realty Europe Corp. REIT	32	453
Veritex Holdings, Inc.*	16	452
Marcus & Millichap, Inc.*	13	451
CBL & Associates Properties, Inc. REIT[1]	113	451
HomeStreet, Inc.*	17	451
Saul Centers, Inc. REIT	8	448
Hamilton Lane, Inc. — Class A	10	443
Great Southern Bancorp, Inc.	8	443
TPG RE Finance Trust, Inc. REIT	22	440
Preferred Apartment Communities, Inc. — Class A REIT	25	440
Banco Latinoamericano de Comercio Exterior S.A. – Class E	21	439
Arbor Realty Trust, Inc. REIT	38	436
Pennsylvania Real Estate Investment Trust	46	435
Federal Agricultural Mortgage Corp. — Class C	6	433
FB Financial Corp.	11	431
Urstadt Biddle Properties, Inc. — Class A REIT	20	426
First Defiance Financial Corp.	14	422
Bank of Marin Bancorp	5	419
Heritage Commerce Corp.	28	418
Origin Bancorp, Inc.	11	414
TriState Capital Holdings, Inc.*	15	414
Oritani Financial Corp.	26	404
First Financial Corp.	8	402
Greenhill & Company, Inc.	15	395
Dime Community Bancshares, Inc.	22	393
CatchMark Timber Trust, Inc. — Class A REIT	34	389
Blue Hills Bancorp, Inc.	16	386
Peoples Bancorp, Inc.	11	385
Opus Bank	14	384
Ashford Hospitality Trust, Inc. REIT	59	377
People's Utah Bancorp	11	373
First Community Bancshares, Inc.	11	373

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9% (continued)
Financial - 3.6% (continued)
Community Healthcare Trust, Inc. REIT	12	$372
Fidelity Southern Corp.	15	372
Peapack Gladstone Financial Corp.	12	371
QCR Holdings, Inc.	9	368
eHealth, Inc.*	13	367
Mercantile Bank Corp.	11	367
State Auto Financial Corp.	12	367
Bridge Bancorp, Inc.	11	365
NexPoint Residential Trust, Inc. REIT	11	365
Gladstone Commercial Corp. REIT	19	364
Whitestone REIT — Class B	26	361
First Foundation, Inc.*	23	359
Front Yard Residential Corp. REIT	33	358
Equity Bancshares, Inc. — Class A*	9	353
Franklin Financial Network, Inc.*	9	352
First Bancshares, Inc.	9	351
Old Line Bancshares, Inc.	11	348
First of Long Island Corp.	16	348
Spirit MTA REIT	30	346
AG Mortgage Investment Trust, Inc. REIT	19	345
Alexander's, Inc. REIT	1	343
Essential Properties Realty Trust, Inc. REIT	24	341
Allegiance Bancshares, Inc.*	8	334
Green Bancorp, Inc.	15	331
Independent Bank Corp.	14	331
Diamond Hill Investment Group, Inc.	2	331
UMH Properties, Inc. REIT	21	328
Nicolet Bankshares, Inc.*	6	327
Bancorp, Inc.*	34	326
Republic Bancorp, Inc. — Class A	7	323
First Mid-Illinois Bancshares, Inc.	8	323
Industrial Logistics Properties Trust REIT[1]	14	322
HomeTrust Bancshares, Inc.*	11	321
Ocwen Financial Corp.*	81	319
United Community Financial Corp.	33	319
B. Riley Financial, Inc.	14	317
Financial Institutions, Inc.	10	314
United Insurance Holdings Corp.	14	313
FRP Holdings, Inc.*	5	311
Westwood Holdings Group, Inc.	6	310
Old Second Bancorp, Inc.	20	309
New Senior Investment Group, Inc. REIT	52	307
Arrow Financial Corp.	8	305
Atlantic Capital Bancshares, Inc.*	18	302
Anworth Mortgage Asset Corp. REIT	65	301
CorEnergy Infrastructure Trust, Inc. REIT	8	301
First Connecticut Bancorp, Inc.	10	295
Cowen, Inc. — Class A*	18	293
WMIH Corp.*	211	293
PennyMac Financial Services, Inc. — Class A	14	293
Waterstone Financial, Inc.	17	292
City Office REIT, Inc.	23	290
CNB Financial Corp.	10	289
Bar Harbor Bankshares	10	287
Merchants Bancorp	11	280
One Liberty Properties, Inc. REIT	10	278
Cedar Realty Trust, Inc. REIT	59	275
Access National Corp.	10	271
Western Asset Mortgage Capital Corp. REIT	27	271
Cambridge Bancorp	3	270
Citizens, Inc.*	32	269
Greenlight Capital Re Ltd. — Class A*	21	260
Farmers National Banc Corp.	17	260
Sierra Bancorp	9	260
West Bancorporation, Inc.	11	259
On Deck Capital, Inc.*	34	257
Farmers & Merchants Bancorp Incorporated/Archbold OH	6	256
Ares Commercial Real Estate Corp. REIT	18	251
Drive Shack, Inc.*	42	250
Byline Bancorp, Inc.*	11	250
Orchid Island Capital, Inc. REIT	34	246
Curo Group Holdings Corp.*	8	242
PHH Corp.*	22	242
Enterprise Bancorp, Inc.	7	241
Goosehead Insurance, Inc. — Class A*	7	237
American National Bankshares, Inc.	6	234
MidWestOne Financial Group, Inc.	7	233
National Bankshares, Inc.	5	227
Global Indemnity Ltd	6	226
Altisource Portfolio Solutions S.A.*,1	7	226
PCSB Financial Corp.	11	224
Dynex Capital, Inc. REIT	35	223
Oppenheimer Holdings, Inc. — Class A	7	221
RBB Bancorp	9	221
Hingham Institution for Savings	1	220
Exantas Capital Corp. REIT	20	220
HCI Group, Inc.	5	219
Home Bancorp, Inc.	5	217
Republic First Bancorp, Inc.*	30	214
Peoples Financial Services Corp.	5	212
Braemar Hotels & Resorts, Inc. REIT	18	212

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9% (continued)
Financial - 3.6% (continued)
Macatawa Bank Corp.	18	$211
Southern National Bancorp of Virginia, Inc.	13	211
Citizens & Northern Corp.	8	209
Northrim BanCorp, Inc.	5	208
Heritage Insurance Holdings, Inc.	14	208
Metropolitan Bank Holding Corp.*	5	206
Western New England Bancorp, Inc.	19	205
FedNat Holding Co.	8	204
First Bancorp, Inc.	7	203
KKR Real Estate Finance Trust, Inc. REIT	10	202
Ready Capital Corp. REIT	12	200
Southern First Bancshares, Inc.*	5	197
BSB Bancorp, Inc.*	6	196
MedEquities Realty Trust, Inc. REIT	20	194
Innovative Industrial Properties, Inc. REIT[1]	4	193
SmartFinancial, Inc.*	8	188
Codorus Valley Bancorp, Inc.	6	187
Consolidated-Tomoka Land Co.	3	187
Baycom Corp.*	7	187
Southern Missouri Bancorp, Inc.	5	186
ACNB Corp.	5	186
Business First Bancshares, Inc.	7	186
Ladenburg Thalmann Financial Services, Inc.	68	184
Newmark Group, Inc. — Class A	16	179
Reliant Bancorp, Inc.	7	179
Arlington Asset Investment Corp. — Class A	19	177
Jernigan Capital, Inc. REIT	9	174
Marlin Business Services Corp.	6	173
Regional Management Corp.*	6	173
HarborOne Bancorp, Inc.*	9	172
Civista Bancshares, Inc.	7	169
Investors Title Co.	1	168
Ames National Corp.	6	163
Capital City Bank Group, Inc.	7	163
Cherry Hill Mortgage Investment Corp. REIT	9	163
Summit Financial Group, Inc.	7	162
Union Bankshares, Inc.	3	159
BankFinancial Corp.	10	159
Howard Bancorp, Inc.*	9	159
Norwood Financial Corp.	4	157
Timberland Bancorp, Inc.	5	156
Pacific City Financial Corp.	8	155
MidSouth Bancorp, Inc.	10	154
First Internet Bancorp	5	152
Central Valley Community Bancorp	7	151
Guaranty Bancshares, Inc.	5	151
Forestar Group, Inc.*	7	148
EMC Insurance Group, Inc.	6	148
Territorial Bancorp, Inc.	5	148
MutualFirst Financial, Inc.	4	147
Farmland Partners, Inc. REIT	22	147
Bluerock Residential Growth REIT, Inc.	15	147
First Bank/Hamilton NJ	11	145
Century Bancorp, Inc. — Class A	2	144
Shore Bancshares, Inc.	8	143
Evans Bancorp, Inc.	3	141
Fidelity D&D Bancorp, Inc.	2	138
Protective Insurance Corp. — Class B	6	138
Great Ajax Corp. REIT	10	136
Sterling Bancorp, Inc.	12	136
MBT Financial Corp.	12	136
Clipper Realty, Inc. REIT	10	135
Amalgamated Bank — Class A*	7	135
Investar Holding Corp.	5	134
Bank of Commerce Holdings	11	134
Maiden Holdings Ltd.	47	134
Riverview Bancorp, Inc.	15	133
Penns Woods Bancorp, Inc.	3	130
Premier Financial Bancorp, Inc.	7	129
SB One Bancorp	5	126
Bankwell Financial Group, Inc.	4	125
GAIN Capital Holdings, Inc.[1]	19	124
Community Bankers Trust Corp.*	14	123
Global Medical REIT, Inc	13	122
Stratus Properties, Inc.*	4	122
Bank of Princeton*	4	122
Safeguard Scientifics, Inc.*	13	122
First Community Corp.	5	121
Orrstown Financial Services, Inc.	5	119
NI Holdings, Inc.*	7	118
C&F Financial Corp.	2	118
First Business Financial Services, Inc.	5	116
Unity Bancorp, Inc.	5	115
Pzena Investment Management, Inc. — Class A	12	115
Kingstone Companies, Inc.	6	114
ESSA Bancorp, Inc.	7	114
LCNB Corp.	6	112
FS Bancorp, Inc.	2	111
Tiptree, Inc. — Class A	17	111
Gladstone Land Corp. REIT	9	111
BCB Bancorp, Inc.	8	111
Ohio Valley Banc Corp.	3	110
Luther Burbank Corp.	10	109
Northeast Bancorp	5	109
First Choice Bancorp	4	108
MVB Financial Corp.	6	108
First Northwest Bancorp*	7	108
Independence Holding Co.	3	108
Entegra Financial Corp.*	4	106
OP Bancorp*	9	104
1st Constitution Bancorp	5	104
Pacific Mercantile Bancorp*	11	103
Community Financial Corp.	3	100
United Security Bancshares	9	100
Esquire Financial Holdings, Inc.*	4	100
Select Bancorp, Inc.*	8	99

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9% (continued)
Financial - 3.6% (continued)
Hallmark Financial Services, Inc.*	9	$99
Oak Valley Bancorp	5	98
SI Financial Group, Inc.	7	98
Elevate Credit, Inc.*	12	97
Malvern Bancorp, Inc.*	4	96
Middlefield Banc Corp.	2	94
First United Corp.	5	94
Safety Income & Growth, Inc. REIT	5	94
CB Financial Services, Inc.	3	93
PDL Community Bancorp*	6	90
Parke Bancorp, Inc.	4	90
Mid Penn Bancorp, Inc.	3	87
Provident Bancorp, Inc.*	3	87
Prudential Bancorp, Inc.	5	87
Peoples Bancorp of North Carolina, Inc.	3	87
Donegal Group, Inc. — Class A	6	85
Associated Capital Group, Inc. — Class A	2	85
Chemung Financial Corp.	2	85
Capstar Financial Holdings, Inc.	5	83
First Financial Northwest, Inc.	5	83
First Guaranty Bancshares, Inc.	3	77
Auburn National Bancorporation, Inc.	2	77
Ashford, Inc.*	1	76
County Bancorp, Inc.	3	75
Crawford & Co. — Class B	8	74
Siebert Financial Corp.*	5	73
Trinity Place Holdings, Inc.*	12	73
BRT Apartments Corp. REIT	6	72
GAMCO Investors, Inc. — Class A	3	70
Silvercrest Asset Management Group, Inc. — Class A	5	69
First Savings Financial Group, Inc.	1	68
Greene County Bancorp, Inc.	2	64
Maui Land & Pineapple Company, Inc.*	4	51
Impac Mortgage Holdings, Inc.*	6	45
Griffin Industrial Realty, Inc.	1	39
Transcontinental Realty Investors, Inc.*	1	32
Oconee Federal Financial Corp.	1	27
Annaly Capital Management, Inc. REIT	1	6
Total Financial		375,240
Consumer, Non-cyclical - 3.3%
LivaNova plc*	33	4,091
Haemonetics Corp.*	35	4,010
Teladoc Health, Inc.*	46	3,972
Ligand Pharmaceuticals, Inc. — Class B*	14	3,843
HealthEquity, Inc.*	37	3,493
FibroGen, Inc.*	51	3,098
Loxo Oncology, Inc.*	18	3,075
Insperity, Inc.	26	3,067
Green Dot Corp. — Class A*	33	2,931
Inogen, Inc.*	12	2,929
Globus Medical, Inc. — Class A*	49	2,781
ASGN, Inc.*	35	2,763
Novocure Ltd.*	50	2,620
Endo International plc*	155	2,609
Aaron's, Inc.	47	2,560
NuVasive, Inc.*	35	2,484
Wright Medical Group N.V.*	85	2,467
Ultragenyx Pharmaceutical, Inc.*	32	2,443
Brink's Co.	35	2,441
Neogen Corp.*	34	2,432
Helen of Troy Ltd.*	18	2,356
Performance Food Group Co.*	70	2,331
Blueprint Medicines Corp.*	29	2,264
Amedisys, Inc.*	18	2,249
Horizon Pharma plc*	114	2,232
Merit Medical Systems, Inc.*	36	2,212
Avanos Medical, Inc.*	32	2,192
Darling Ingredients, Inc.*	113	2,183
Syneos Health, Inc.*	42	2,165
Array BioPharma, Inc.*	141	2,143
Chegg, Inc.*	74	2,104
Healthcare Services Group, Inc.[1]	51	2,072
LHC Group, Inc.*	20	2,060
Cimpress N.V.*	15	2,049
Emergent BioSolutions, Inc.*	31	2,041
Myriad Genetics, Inc.*	44	2,024
Immunomedics, Inc.*	96	2,000
Adtalem Global Education, Inc.*	41	1,976
Weight Watchers International, Inc.*	27	1,944
Lancaster Colony Corp.	13	1,940
Korn/Ferry International	39	1,920
Strategic Education, Inc.	14	1,918
FTI Consulting, Inc.*	26	1,903
Intercept Pharmaceuticals, Inc.*	15	1,895
Deluxe Corp.	33	1,879
HMS Holdings Corp.*	56	1,837
AMN Healthcare Services, Inc.*	33	1,805
Medifast, Inc.	8	1,772
Ironwood Pharmaceuticals, Inc. — Class A*	96	1,772
Integer Holdings Corp.*	21	1,742
Boston Beer Company, Inc. — Class A*	6	1,725
Supernus Pharmaceuticals, Inc.*	34	1,712
Edgewell Personal Care Co.*	37	1,711
TriNet Group, Inc.*	30	1,690
Mallinckrodt plc*	57	1,671
Tenet Healthcare Corp.*	58	1,651
LifePoint Health, Inc.*	25	1,610
Paylocity Holding Corp.*	20	1,606
REGENXBIO, Inc.*	21	1,585
Amicus Therapeutics, Inc.*	131	1,584
Cambrex Corp.*	23	1,573
Arena Pharmaceuticals, Inc.*	34	1,565
Halozyme Therapeutics, Inc.*	86	1,563
WD-40 Co.	9	1,549
Acceleron Pharma, Inc.*	27	1,545
Aerie Pharmaceuticals, Inc.*	25	1,539

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9% (continued)
Consumer, Non-cyclical - 3.3% (continued)
Monro, Inc.	22	$1,531
iRhythm Technologies, Inc.*	16	1,515
Avis Budget Group, Inc.*	47	1,511
J&J Snack Foods Corp.	10	1,509
MyoKardia, Inc.*	23	1,500
Tandem Diabetes Care, Inc.*	35	1,499
Quidel Corp.*	23	1,499
Repligen Corp.*	27	1,497
Glaukos Corp.*	23	1,493
Heron Therapeutics, Inc.*	47	1,488
ABM Industries, Inc.	46	1,483
Travelport Worldwide Ltd.	87	1,468
PTC Therapeutics, Inc.*	31	1,457
Sanderson Farms, Inc.	14	1,447
Medicines Co.*,1	48	1,436
BioTelemetry, Inc.*	22	1,418
ACADIA Pharmaceuticals, Inc.*	68	1,412
Prestige Consumer Healthcare, Inc.*	37	1,402
Momenta Pharmaceuticals, Inc.*	53	1,394
Patterson Companies, Inc.	57	1,394
STAAR Surgical Co.*	29	1,392
Zogenix, Inc.*	28	1,389
Select Medical Holdings Corp.*	75	1,380
Pacira Pharmaceuticals, Inc.*	28	1,376
CONMED Corp.	17	1,347
Amneal Pharmaceuticals, Inc.*	60	1,331
Global Blood Therapeutics, Inc.*	35	1,330
AnaptysBio, Inc.*	13	1,297
Sotheby's*	26	1,279
Brookdale Senior Living, Inc. — Class A*	129	1,268
NxStage Medical, Inc.*	45	1,255
Ensign Group, Inc.	33	1,251
Xencor, Inc.*	32	1,247
B&G Foods, Inc.[1]	45	1,235
Magellan Health, Inc.*	17	1,225
Spark Therapeutics, Inc.*	22	1,200
Portola Pharmaceuticals, Inc.*	45	1,198
Sangamo Therapeutics, Inc.*	70	1,186
Atara Biotherapeutics, Inc.*	28	1,158
Arrowhead Pharmaceuticals, Inc.*	60	1,150
Spectrum Pharmaceuticals, Inc.*	68	1,142
Nevro Corp.*	20	1,140
Universal Corp.	17	1,105
Matthews International Corp. — Class A	22	1,103
USANA Health Sciences, Inc.*	9	1,085
Madrigal Pharmaceuticals, Inc.*	5	1,071
US Physical Therapy, Inc.	9	1,068
Reata Pharmaceuticals, Inc. — Class A*	13	1,063
Calavo Growers, Inc.	11	1,063
Cal-Maine Foods, Inc.	22	1,063
Insmed, Inc.*	52	1,051
United Natural Foods, Inc.*	35	1,048
Enanta Pharmaceuticals, Inc.*	12	1,026
Editas Medicine, Inc.*	32	1,018
EVERTEC, Inc.	41	988
Genomic Health, Inc.*	14	983
Theravance Biopharma, Inc.*	30	980
Clovis Oncology, Inc.*	33	969
Vector Group Ltd.	69	955
Corcept Therapeutics, Inc.*	67	939
National Beverage Corp.*	8	933
ImmunoGen, Inc.*	97	919
Puma Biotechnology, Inc.*	20	917
ICF International, Inc.	12	905
Tivity Health, Inc.*	28	900
Medpace Holdings, Inc.*	15	899
Central Garden & Pet Co. — Class A*	27	895
Laureate Education, Inc. — Class A*,1	57	880
CryoLife, Inc.*	25	880
Audentes Therapeutics, Inc.*	22	871
Herc Holdings, Inc.*	17	870
Cardiovascular Systems, Inc.*	22	861
Cardtronics plc — Class A*	27	854
Tactile Systems Technology, Inc.*	12	853
Luminex Corp.	28	849
AxoGen, Inc.*	23	848
SUPERVALU, Inc.*	26	838
Akorn, Inc.*	64	831
Viad Corp.	14	830
CBIZ, Inc.*	35	830
Intrexon Corp.*	48	827
Aimmune Therapeutics, Inc.*	30	818
Simply Good Foods Co.*	42	817
ACCO Brands Corp.	72	813
TherapeuticsMD, Inc.*,1	124	813
AtriCure, Inc.*	23	806
Retrophin, Inc.*	28	804
Vanda Pharmaceuticals, Inc.*	35	803
Endocyte, Inc.*	45	799
Natus Medical, Inc.*	22	784
Inter Parfums, Inc.	12	773
OPKO Health, Inc.*	222	768
K2M Group Holdings, Inc.*	28	766
Diplomat Pharmacy, Inc.*	39	757
Omeros Corp.*	31	757
Hostess Brands, Inc.*	68	753
Varex Imaging Corp.*	26	745
Huron Consulting Group, Inc.*	15	741
NutriSystem, Inc.	20	741
Invitae Corp.*	44	736
G1 Therapeutics, Inc.*	14	732
Innoviva, Inc.*	48	731
Andersons, Inc.	19	715
Navigant Consulting, Inc.	31	715
Biohaven Pharmaceutical Holding Company Ltd.*	19	713
Fresh Del Monte Produce, Inc.	21	712
MGP Ingredients, Inc.	9	711
Esperion Therapeutics, Inc.*	16	710
TrueBlue, Inc.*	27	703
Atrion Corp.	1	695
Orthofix Medical, Inc.*	12	694

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9% (continued)
Consumer, Non-cyclical - 3.3% (continued)
R1 RCM, Inc.*	67	$681
Owens & Minor, Inc.[1]	41	677
Denali Therapeutics, Inc.*	31	674
Intra-Cellular Therapies, Inc.*	31	673
Surmodics, Inc.*	9	672
Career Education Corp.*	45	672
Alder Biopharmaceuticals, Inc.*	40	666
Intellia Therapeutics, Inc.*	23	658
OraSure Technologies, Inc.*	42	649
Iovance Biotherapeutics, Inc.*	57	641
CareDx, Inc.*	22	635
TransEnterix, Inc.*,1	108	626
Cerus Corp.*	85	613
Mirati Therapeutics, Inc.*	13	612
Viking Therapeutics, Inc.*	35	610
Hertz Global Holdings, Inc.*	37	604
National Healthcare Corp.	8	603
Kforce, Inc.	16	602
Phibro Animal Health Corp. — Class A	14	601
WaVe Life Sciences Ltd.*	12	600
SP Plus Corp.*	16	584
NeoGenomics, Inc.*	38	583
MacroGenics, Inc.*	27	579
Intersect ENT, Inc.*	20	575
Revance Therapeutics, Inc.*	23	572
Acorda Therapeutics, Inc.*	29	570
Heska Corp.*	5	567
Karyopharm Therapeutics, Inc.*	33	562
Coca-Cola Bottling Company Consolidated	3	547
AngioDynamics, Inc.*	25	544
Providence Service Corp.*	8	538
Kelly Services, Inc. — Class A	22	529
Coherus Biosciences, Inc.*	32	528
Cara Therapeutics, Inc.*	22	527
Fate Therapeutics, Inc.*	32	521
Assembly Biosciences, Inc.*	14	520
Chefs' Warehouse, Inc.*	14	509
Dynavax Technologies Corp.*	41	508
BioCryst Pharmaceuticals, Inc.*	66	504
CytomX Therapeutics, Inc.*	27	499
Radius Health, Inc.*	28	498
Novavax, Inc.*	263	494
Eagle Pharmaceuticals, Inc.*	7	485
SpartanNash Co.	24	481
Amphastar Pharmaceuticals, Inc.*	25	481
AMAG Pharmaceuticals, Inc.*	24	480
Quad/Graphics, Inc.	23	479
Natera, Inc.*	20	479
Dicerna Pharmaceuticals, Inc.*	31	473
K12, Inc.*	26	460
Cymabay Therapeutics, Inc.*	41	454
Athenex, Inc.*	29	451
Team, Inc.*,1	20	450
Apellis Pharmaceuticals, Inc.*	25	444
Dean Foods Co.	62	440
Heidrick & Struggles International, Inc.	13	440
MiMedx Group, Inc.*,1	70	433
Meridian Bioscience, Inc.	29	432
Rent-A-Center, Inc.*	30	431
John B Sanfilippo & Son, Inc.	6	428
Anika Therapeutics, Inc.*	10	422
Addus HomeCare Corp.*	6	421
Pacific Biosciences of California, Inc.*	77	417
Accelerate Diagnostics, Inc.*	18	413
Flexion Therapeutics, Inc.*	22	412
Primo Water Corp.*	22	397
Everi Holdings, Inc.*	43	394
Lantheus Holdings, Inc.*	26	389
LeMaitre Vascular, Inc.	10	387
Sientra, Inc.*	16	382
Epizyme, Inc.*	36	382
Solid Biosciences, Inc.*	8	377
RadNet, Inc.*	25	376
Rigel Pharmaceuticals, Inc.*	114	366
American Public Education, Inc.*	11	364
CorVel Corp.*	6	362
Vericel Corp.*	25	354
Prothena Corporation plc*	27	353
Ennis, Inc.	17	348
Rocket Pharmaceuticals, Inc.*	14	345
Verastem, Inc.*	47	341
ArQule, Inc.*	60	340
ANI Pharmaceuticals, Inc.*	6	339
Barrett Business Services, Inc.	5	334
Resources Connection, Inc.	20	332
Achillion Pharmaceuticals, Inc.*	90	331
GlycoMimetics, Inc.*	23	331
Antares Pharma, Inc.*	98	329
Tejon Ranch Co.*	15	326
MediciNova, Inc.*	26	325
Aduro Biotech, Inc.*	44	323
Hackett Group, Inc.	16	322
Tootsie Roll Industries, Inc.[1]	11	322
Forrester Research, Inc.	7	321
Invacare Corp.	22	320
ViewRay, Inc.*,1	34	318
Akcea Therapeutics, Inc.*,1	9	315
Lexicon Pharmaceuticals, Inc.*	29	309
Akebia Therapeutics, Inc.*	35	309
National Research Corp. — Class A	8	309
Ingles Markets, Inc. — Class A	9	308
Five Prime Therapeutics, Inc.*	22	306
Inovio Pharmaceuticals, Inc.*	55	306
Weis Markets, Inc.	7	304
La Jolla Pharmaceutical Co.*	15	302
Progenics Pharmaceuticals, Inc.*	48	301
Adamas Pharmaceuticals, Inc.*	15	300
Stemline Therapeutics, Inc.*	18	299
Kura Oncology, Inc.*	17	297
CAI International, Inc.*	13	297
Collegium Pharmaceutical, Inc.*	20	295
Cutera, Inc.*	9	293
Care.com, Inc.*	13	287
Cytokinetics, Inc.*	29	286

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9% (continued)
Consumer, Non-cyclical - 3.3% (continued)
ZIOPHARM Oncology, Inc.*	89	$285
Voyager Therapeutics, Inc.*	15	284
Triple-S Management Corp. — Class B*	15	283
Synergy Pharmaceuticals, Inc.*	166	282
Emerald Expositions Events, Inc.	17	280
Oxford Immunotec Global plc*	17	276
BrightView Holdings, Inc.*	17	273
PDL BioPharma, Inc.*	103	271
Allakos, Inc.*	6	270
Sorrento Therapeutics, Inc.*,1	60	264
Evo Payments, Inc. — Class A*	11	263
Dermira, Inc.*	24	262
Aptinyx, Inc.*	9	261
CytoSorbents Corp.*	20	258
GenMark Diagnostics, Inc.*	35	257
Eloxx Pharmaceuticals, Inc.*	15	256
LSC Communications, Inc.	23	254
RR Donnelley & Sons Co.	47	254
Central Garden & Pet Co.*	7	252
Accuray, Inc.*	56	252
CRA International, Inc.	5	251
Marinus Pharmaceuticals, Inc.*	25	250
NanoString Technologies, Inc.*	14	250
Corbus Pharmaceuticals Holdings, Inc.*	33	249
SEACOR Marine Holdings, Inc.*	11	249
SIGA Technologies, Inc.*	36	248
Tricida, Inc.*	8	244
Abeona Therapeutics, Inc.*	19	243
Avid Bioservices, Inc.*	35	240
BioScrip, Inc.*	77	239
Rosetta Stone, Inc.*	12	239
Kindred Biosciences, Inc.*	17	237
Great Lakes Dredge & Dock Corp.*	38	236
BioSpecifics Technologies Corp.*	4	234
Rhythm Pharmaceuticals, Inc.*	8	233
Aclaris Therapeutics, Inc.*	16	232
AVEO Pharmaceuticals, Inc.*	70	232
Textainer Group Holdings Ltd.*	18	230
Adverum Biotechnologies, Inc.*	38	230
TG Therapeutics, Inc.*	41	230
Arbutus Biopharma Corp.*	24	227
Minerva Neurosciences, Inc.*	18	226
22nd Century Group, Inc.*	80	225
Assertio Therapeutics, Inc.*	38	223
Concert Pharmaceuticals, Inc.*	15	223
Nuvectra Corp.*	10	220
Senseonics Holdings, Inc.*	46	219
Catalyst Pharmaceuticals, Inc.*	58	219
Vectrus, Inc.*	7	218
Carriage Services, Inc. — Class A	10	216
Surgery Partners, Inc.*	13	214
Paratek Pharmaceuticals, Inc.*	22	213
Inspire Medical Systems, Inc.*	5	210
Cross Country Healthcare, Inc.*	24	210
Limoneira Co.	8	209
Avrobio, Inc.*	4	207
Turning Point Brands, Inc.	5	207
Community Health Systems, Inc.*	59	204
Keryx Biopharmaceuticals, Inc.*,1	60	204
Syros Pharmaceuticals, Inc.*	17	202
Pieris Pharmaceuticals, Inc.*	36	202
Albireo Pharma, Inc.*	6	198
Deciphera Pharmaceuticals, Inc.*	5	194
Rubius Therapeutics, Inc.*	8	192
Savara, Inc.*	17	190
ChemoCentryx, Inc.*	15	190
Utah Medical Products, Inc.	2	188
Zafgen, Inc.*	16	187
OrthoPediatrics Corp.*	5	183
Ra Pharmaceuticals, Inc.*	10	181
elf Beauty, Inc.*,1	14	178
Geron Corp.*,1	101	178
MannKind Corp.*	97	178
Bellicum Pharmaceuticals, Inc.*	28	172
Corium International, Inc.*	18	171
Willdan Group, Inc.*	5	170
Aratana Therapeutics, Inc.*	29	169
Seneca Foods Corp. — Class A*	5	168
Dova Pharmaceuticals, Inc.*	8	168
RTI Surgical, Inc.*	37	166
Franklin Covey Co.*	7	166
Nathan's Famous, Inc.	2	165
Village Super Market, Inc. — Class A	6	163
Sienna Biopharmaceuticals, Inc.*	11	163
Civitas Solutions, Inc.*	11	162
Insys Therapeutics, Inc.*,1	16	161
Kadmon Holdings, Inc.*	48	160
Homology Medicines, Inc.*	7	160
CASI Pharmaceuticals, Inc.*	34	159
Farmer Brothers Co.*	6	158
Synlogic, Inc.*	11	156
Cadiz, Inc.*	14	156
Veracyte, Inc.*	16	153
Aldeyra Therapeutics, Inc.*	11	152
American Renal Associates Holdings, Inc.*	7	152
Capital Senior Living Corp.*	16	151
ServiceSource International, Inc.*	51	145
Cellular Biomedicine Group, Inc.*	8	145
Athersys, Inc.*	69	145
Crinetics Pharmaceuticals, Inc.*	5	143
Tocagen, Inc.*	9	140
Selecta Biosciences, Inc.*	9	140
Pyxus International, Inc.*	6	138
Reis, Inc.	6	138
Optinose, Inc.*	11	137
BioTime, Inc.*	58	136
BG Staffing, Inc.	5	136
Rockwell Medical, Inc.*	32	135
Palatin Technologies, Inc.*	135	135
T2 Biosystems, Inc.*	18	134

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9% (continued)
Consumer, Non-cyclical - 3.3% (continued)
Revlon, Inc. — Class A*	6	$134
Craft Brew Alliance, Inc.*	8	131
Ocular Therapeutix, Inc.*	19	131
Neuronetics, Inc.*	4	128
Harvard Bioscience, Inc.*	24	126
SeaSpine Holdings Corp.*	8	125
PRGX Global, Inc.*	14	122
Enzo Biochem, Inc.*	29	119
Quorum Health Corp.*	20	117
Clearside Biomedical, Inc.*	19	117
Chimerix, Inc.*	30	117
Natural Health Trends Corp.	5	116
Arlo Technologies, Inc.*,1	8	116
ChromaDex Corp.*	27	116
Celcuity, Inc.*	4	115
I3 Verticals, Inc. — Class A*	5	115
PolarityTE, Inc.*	6	115
MoneyGram International, Inc.*	21	112
Teligent, Inc.*	28	111
Calithera Biosciences, Inc.*	21	110
Agenus, Inc.*	51	109
Endologix, Inc.*	57	109
Cue Biopharma, Inc.*	12	109
Helius Medical Technologies, Inc.*	11	108
Cambium Learning Group, Inc.*	9	107
Seres Therapeutics, Inc.*	14	106
Durect Corp.*	96	106
Acacia Research Corp.*	33	106
Aeglea BioTherapeutics, Inc.*	11	105
Scholar Rock Holding Corp.*	4	103
Kiniksa Pharmaceuticals Ltd. — Class A*	4	102
Natural Grocers by Vitamin Cottage, Inc.*	6	101
Miragen Therapeutics, Inc.*	18	101
Ardelyx, Inc.*	23	100
FONAR Corp.*	4	100
Pulse Biosciences, Inc.*	7	99
Idera Pharmaceuticals, Inc.*	11	98
Odonate Therapeutics, Inc.*	5	97
Spring Bank Pharmaceuticals, Inc.*	8	96
Tetraphase Pharmaceuticals, Inc.*	34	94
Lannett Company, Inc.*	19	90
Mersana Therapeutics, Inc.*	9	90
Innovate Biopharmaceuticals, Inc.*	13	89
Achaogen, Inc.*	22	88
Catalyst Biosciences, Inc.*	8	86
Allena Pharmaceuticals, Inc.*	8	86
Corvus Pharmaceuticals, Inc.*	10	86
Smart & Final Stores, Inc.*	15	85
Neos Therapeutics, Inc.*	17	82
ADMA Biologics, Inc.*	13	81
Tyme Technologies, Inc.*	29	81
Replimune Group, Inc.*	5	80
Organovo Holdings, Inc.*	70	80
Pfenex, Inc.*	15	77
resTORbio, Inc.*	5	76
CTI BioPharma Corp.*	35	76
iRadimed Corp.*	2	74
PFSweb, Inc.*	10	74
Mustang Bio, Inc.*	12	71
Xeris Pharmaceuticals, Inc.*	4	70
NantKwest, Inc.*	19	70
XOMA Corp.*	4	70
Marrone Bio Innovations, Inc.*	38	70
Kala Pharmaceuticals, Inc.*	7	69
Alico, Inc.	2	68
Fennec Pharmaceuticals, Inc.*	8	66
Jounce Therapeutics, Inc.*	10	65
Cohbar, Inc.*	15	65
Syndax Pharmaceuticals, Inc.*	8	65
Celsius Holdings, Inc.*,1	16	64
Quanterix Corp.*	3	64
Recro Pharma, Inc.*	9	64
Immune Design Corp.*	18	62
Calyxt, Inc.*	4	61
AAC Holdings, Inc.*	8	61
Evolus, Inc.*	3	56
Arcus Biosciences, Inc.*	4	56
Surface Oncology, Inc.*	5	55
Nymox Pharmaceutical Corp.*	22	54
Spero Therapeutics, Inc.*	5	53
Nature's Sunshine Products, Inc.*	6	52
Zomedica Pharmaceuticals Corp.*	27	50
UNITY Biotechnology, Inc.*	3	49
Evelo Biosciences, Inc.*	4	49
NewLink Genetics Corp.*	20	48
Apollo Medical Holdings, Inc.*,1	2	44
Genesis Healthcare, Inc.*	31	42
Proteostasis Therapeutics, Inc.*	17	41
Fortress Biotech, Inc.*	23	37
Melinta Therapeutics, Inc.*	9	36
Ovid therapeutics, Inc.*	5	28
Ampio Pharmaceuticals, Inc.*	55	28
Vital Therapies, Inc.*	21	6
Arsanis, Inc.*	3	5
GTx, Inc.*	3	5
Total Consumer, Non-cyclical		345,161
Industrial - 2.0%
Trex Company, Inc.*	40	3,079
EMCOR Group, Inc.	40	3,004
Woodward, Inc.	37	2,992
Proto Labs, Inc.*	18	2,911
Axon Enterprise, Inc.*	39	2,669
Tetra Tech, Inc.	38	2,595
Louisiana-Pacific Corp.	97	2,570
EnerSys	29	2,527
John Bean Technologies Corp.	21	2,505
MSA Safety, Inc.	23	2,448
Kennametal, Inc.	56	2,439
RBC Bearings, Inc.*	16	2,406
Generac Holdings, Inc.*	42	2,369
Trinseo S.A.	30	2,349
Barnes Group, Inc.	32	2,273
GATX Corp.	26	2,251
Hillenbrand, Inc.	43	2,249

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9% (continued)
Industrial - 2.0% (continued)
KLX, Inc.*	35	$2,197
Rexnord Corp.*	71	2,187
Simpson Manufacturing Company, Inc.	29	2,101
KapStone Paper and Packaging Corp.	61	2,069
KBR, Inc.	97	2,050
Applied Industrial Technologies, Inc.	26	2,035
II-VI, Inc.*	43	2,034
MasTec, Inc.*	45	2,009
Belden, Inc.	28	1,999
Exponent, Inc.	36	1,930
Moog, Inc. — Class A	22	1,891
Tech Data Corp.*	26	1,861
Vishay Intertechnology, Inc.	91	1,852
Golar LNG Ltd.	65	1,807
SYNNEX Corp.	21	1,779
Dycom Industries, Inc.*	21	1,777
Aerovironment, Inc.*	15	1,683
Chart Industries, Inc.*	21	1,645
Esterline Technologies Corp.*	18	1,637
Aerojet Rocketdyne Holdings, Inc.*	48	1,631
Harsco Corp.*	56	1,599
Albany International Corp. — Class A	20	1,590
Watts Water Technologies, Inc. — Class A	19	1,577
Novanta, Inc.*	23	1,573
Franklin Electric Company, Inc.	32	1,512
SPX FLOW, Inc.*	29	1,508
Itron, Inc.*	23	1,477
Forward Air Corp.	20	1,434
Universal Forest Products, Inc.	40	1,413
Comfort Systems USA, Inc.	25	1,410
Brady Corp. — Class A	32	1,400
Summit Materials, Inc. — Class A*	77	1,400
Saia, Inc.*	18	1,376
Granite Construction, Inc.	30	1,371
TopBuild Corp.*	24	1,364
Advanced Disposal Services, Inc.*	50	1,354
Greenbrier Companies, Inc.	22	1,322
Worthington Industries, Inc.	30	1,301
Covanta Holding Corp.	80	1,300
Sanmina Corp.*	47	1,297
Plexus Corp.*	22	1,287
Kaman Corp.	19	1,269
Cubic Corp.	17	1,242
ESCO Technologies, Inc.	18	1,225
Masonite International Corp.*	19	1,218
Alarm.com Holdings, Inc.*	21	1,205
Mueller Water Products, Inc. — Class A	104	1,197
JELD-WEN Holding, Inc.*	48	1,184
Actuant Corp. — Class A	42	1,172
Werner Enterprises, Inc.	33	1,167
Fabrinet*	25	1,156
Matson, Inc.	29	1,150
Builders FirstSource, Inc.*	78	1,145
Raven Industries, Inc.	25	1,144
US Ecology, Inc.	15	1,106
Mueller Industries, Inc.	38	1,101
Sun Hydraulics Corp.	20	1,096
Federal Signal Corp.	40	1,071
Badger Meter, Inc.	20	1,059
AAON, Inc.	28	1,058
AAR Corp.	22	1,054
Hub Group, Inc. — Class A*	23	1,049
EnPro Industries, Inc.	14	1,021
Atlas Air Worldwide Holdings, Inc.*	16	1,020
Gibraltar Industries, Inc.*	22	1,003
TTM Technologies, Inc.*	63	1,002
Knowles Corp.*	60	997
Boise Cascade Co.	27	994
Milacron Holdings Corp.*	48	972
SPX Corp.*	29	966
Greif, Inc. — Class A	18	966
Cactus, Inc. — Class A*	25	957
Patrick Industries, Inc.*	16	947
TriMas Corp.*	31	942
Continental Building Products, Inc.*	25	939
Standex International Corp.	9	938
Evoqua Water Technologies Corp.*	52	924
OSI Systems, Inc.*	12	916
Tennant Co.	12	911
AZZ, Inc.	18	909
Kratos Defense & Security Solutions, Inc.*	61	902
ArcBest Corp.	18	874
Casella Waste Systems, Inc. — Class A*	28	870
Kadant, Inc.	8	863
Ambarella, Inc.*,1	22	851
Air Transport Services Group, Inc.*	39	837
Sturm Ruger & Company, Inc.	12	829
Astec Industries, Inc.	16	806
Ship Finance International Ltd.	58	806
Triumph Group, Inc.	34	792
Apogee Enterprises, Inc.	19	785
American Woodmark Corp.*	10	785
Advanced Drainage Systems, Inc.	25	772
FARO Technologies, Inc.*	12	772
Benchmark Electronics, Inc.	33	772
Fitbit, Inc. — Class A*	143	765
PGT Innovations, Inc.*	34	734
Primoris Services Corp.	29	720
Atkore International Group, Inc.*	27	716
Lindsay Corp.	7	702
Encore Wire Corp.	14	701
KEMET Corp.*	37	686
Astronics Corp.*	15	652
Alamo Group, Inc.	7	641
Heartland Express, Inc.	32	631

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9% (continued)
Industrial - 2.0% (continued)
Multi-Color Corp.	10	$622
Chase Corp.	5	601
Columbus McKinnon Corp.	15	593
CSW Industrials, Inc.*	11	591
Echo Global Logistics, Inc.*	19	588
Control4 Corp.*	17	584
Manitowoc Company, Inc.*	24	576
Marten Transport Ltd.	27	568
AVX Corp.	31	559
American Outdoor Brands Corp.*	36	559
Aegion Corp. — Class A*	22	558
Briggs & Stratton Corp.	29	558
Global Brass & Copper Holdings, Inc.	15	554
Vicor Corp.*	12	552
Stoneridge, Inc.*	18	535
GasLog Ltd.	27	533
Tidewater, Inc.*	17	530
GoPro, Inc. — Class A*,1	73	526
CIRCOR International, Inc.	11	522
NV5 Global, Inc.*	6	520
Lydall, Inc.*	12	517
US Concrete, Inc.*,1	11	504
Tutor Perini Corp.*	26	489
Myers Industries, Inc.	21	488
DXP Enterprises, Inc.*	11	441
Gorman-Rupp Co.	12	438
Quanex Building Products Corp.	24	437
Hyster-Yale Materials Handling, Inc.	7	431
Insteel Industries, Inc.	12	431
Argan, Inc.	10	430
NCI Building Systems, Inc.*	28	424
Scorpio Tankers, Inc.	203	408
TimkenSteel Corp.*	27	401
Willscot Corp.*	23	394
National Presto Industries, Inc.	3	389
Electro Scientific Industries, Inc.*	22	384
Mesa Laboratories, Inc.	2	371
Tredegar Corp.	17	368
MYR Group, Inc.*	11	359
Kimball Electronics, Inc.*	18	354
Ichor Holdings Ltd.*,1	17	347
Griffon Corp.	20	323
Applied Optoelectronics, Inc.*,1	13	320
NVE Corp.	3	318
Teekay Corp.	47	317
ShotSpotter, Inc.*	5	306
Frontline Ltd.*	52	302
International Seaways, Inc.*	15	300
NN, Inc.	19	296
SunPower Corp. — Class A*,1	40	292
Scorpio Bulkers, Inc.	40	290
Ducommun, Inc.*	7	286
Haynes International, Inc.	8	284
Caesarstone Ltd.	15	278
DHT Holdings, Inc.	58	273
Allied Motion Technologies, Inc.	5	272
Armstrong Flooring, Inc.*	15	272
ZAGG, Inc.*	18	265
Vishay Precision Group, Inc.*	7	262
Covenant Transportation Group, Inc. — Class A*	9	261
Mistras Group, Inc.*	12	260
Park Electrochemical Corp.	13	253
Sterling Construction Company, Inc.*	17	243
Greif, Inc. — Class B	4	231
American Railcar Industries, Inc.[1]	5	230
Park-Ohio Holdings Corp.	6	230
IntriCon Corp.*	4	225
Daseke, Inc.*	28	225
Energy Recovery, Inc.*,1	25	224
Universal Logistics Holdings, Inc.	6	221
Costamare, Inc.	34	221
CryoPort, Inc.*	17	218
Powell Industries, Inc.	6	218
Heritage-Crystal Clean, Inc.*	10	213
YRC Worldwide, Inc.*	23	207
VSE Corp.	6	199
US Xpress Enterprises, Inc. — Class A*	14	193
Nordic American Tankers Ltd.	92	192
Eagle Bulk Shipping, Inc.*	33	185
Hurco Companies, Inc.	4	181
Lawson Products, Inc.*	5	170
Graham Corp.	6	169
Bel Fuse, Inc. — Class B	6	159
CECO Environmental Corp.*	20	158
Radiant Logistics, Inc.*	26	154
UFP Technologies, Inc.*	4	147
LSB Industries, Inc.*	15	147
AquaVenture Holdings Ltd.*	8	145
Orion Group Holdings, Inc.*	19	143
Omega Flex, Inc.	2	142
Energous Corp.*	14	142
Pure Cycle Corp.*	12	139
Twin Disc, Inc.*	6	138
Synalloy Corp.	6	137
Ardmore Shipping Corp.*	21	136
Fluidigm Corp.*	18	135
GP Strategies Corp.*	8	135
PAM Transportation Services, Inc.*	2	130
FreightCar America, Inc.*	8	129
Infrastructure and Energy Alternatives, Inc.*	12	126
Olympic Steel, Inc.	6	125
LB Foster Co. — Class A*	6	123
Napco Security Technologies, Inc.*	8	120
Dorian LPG Ltd.*	15	120
Northwest Pipe Co.*	6	119
IES Holdings, Inc.*	6	117
Eastern Co.	4	114
Teekay Tankers Ltd. — Class A	114	113
General Finance Corp.*	7	112
nLight, Inc.*,1	5	111

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9% (continued)
Industrial - 2.0% (continued)
Manitex International, Inc.*	10	$105
USA Truck, Inc.*	5	101
Turtle Beach Corp.*,1	5	100
Safe Bulkers, Inc.*	34	98
Overseas Shipholding Group, Inc. — Class A*	30	94
Iteris, Inc.*	17	92
Forterra, Inc.*,1	12	90
Sparton Corp.*	6	87
Genco Shipping & Trading Ltd.*	6	84
Gencor Industries, Inc.*	6	72
Willis Lease Finance Corp.*	2	69
NL Industries, Inc.*	6	36
Eastman Kodak Co.*,1	11	34
Babcock & Wilcox Enterprises, Inc.*	22	23
Total Industrial		207,391
Consumer, Cyclical - 1.9%
Five Below, Inc.*	37	4,812
Planet Fitness, Inc. — Class A*	61	3,296
Ollie's Bargain Outlet Holdings, Inc.*	34	3,267
Texas Roadhouse, Inc. — Class A	47	3,257
Marriott Vacations Worldwide Corp.	26	2,910
American Eagle Outfitters, Inc.	110	2,731
Signet Jewelers Ltd.	41	2,703
Wolverine World Wide, Inc.	63	2,460
FirstCash, Inc.	29	2,378
Deckers Outdoor Corp.*	20	2,372
Churchill Downs, Inc.	8	2,222
Spirit Airlines, Inc.*	47	2,208
Roku, Inc.*	30	2,191
Eldorado Resorts, Inc.*	45	2,187
Steven Madden Ltd.	40	2,116
SiteOne Landscape Supply, Inc.*	28	2,109
SkyWest, Inc.	35	2,062
iRobot Corp.*	18	1,979
Cracker Barrel Old Country Store, Inc.[1]	13	1,913
Penn National Gaming, Inc.*	58	1,909
Boyd Gaming Corp.	56	1,896
Dana, Inc.	101	1,886
Dave & Buster's Entertainment, Inc.	28	1,854
Fox Factory Holding Corp.*	25	1,751
UniFirst Corp.	10	1,737
RH*,1	13	1,703
Beacon Roofing Supply, Inc.*	47	1,701
Altra Industrial Motion Corp.[1]	41	1,693
Cheesecake Factory, Inc.	30	1,606
DSW, Inc. — Class A	47	1,592
Herman Miller, Inc.	41	1,574
Sally Beauty Holdings, Inc.*,1	85	1,563
Callaway Golf Co.	64	1,555
Cavco Industries, Inc.*	6	1,518
Jack in the Box, Inc.	18	1,509
National Vision Holdings, Inc.*	33	1,490
Tenneco, Inc. — Class A	35	1,475
Dorman Products, Inc.*	19	1,461
G-III Apparel Group Ltd.*	30	1,446
Cooper-Standard Holdings, Inc.*	12	1,440
KB Home	59	1,411
LCI Industries	17	1,408
Anixter International, Inc.*	20	1,406
Children's Place, Inc.	11	1,406
Brinker International, Inc.	30	1,402
Bed Bath & Beyond, Inc.	93	1,395
Taylor Morrison Home Corp. — Class A*	77	1,389
Wingstop, Inc.	20	1,365
Hawaiian Holdings, Inc.	34	1,363
Mobile Mini, Inc.	31	1,359
American Axle & Manufacturing Holdings, Inc.*	77	1,343
HNI Corp.	30	1,327
Navistar International Corp.*	34	1,309
Lithia Motors, Inc. — Class A	16	1,307
Carvana Co.*,1	22	1,300
Red Rock Resorts, Inc. — Class A	48	1,279
TRI Pointe Group, Inc.*	103	1,277
World Fuel Services Corp.	46	1,273
Office Depot, Inc.	384	1,233
PriceSmart, Inc.	15	1,214
Big Lots, Inc.	29	1,212
Triton International Ltd.	36	1,198
SeaWorld Entertainment, Inc.*	38	1,194
Pinnacle Entertainment, Inc.*	35	1,179
Tupperware Brands Corp.	35	1,171
Bloomin' Brands, Inc.	58	1,148
Allegiant Travel Co. — Class A	9	1,141
Meritor, Inc.*	58	1,123
Belmond Ltd. — Class A*	61	1,113
Gentherm, Inc.*	24	1,091
Core-Mark Holding Company, Inc.	32	1,087
Sonic Corp.	25	1,083
Oxford Industries, Inc.	12	1,082
Meritage Homes Corp.*	27	1,077
Steelcase, Inc. — Class A	58	1,073
Shake Shack, Inc. — Class A*	17	1,071
GameStop Corp. — Class A1	69	1,054
Caleres, Inc.	29	1,040
La-Z-Boy, Inc.	32	1,011
BJ's Restaurants, Inc.	14	1,011
Crocs, Inc.*	47	1,001
Abercrombie & Fitch Co. — Class A	47	993
Cooper Tire & Rubber Co.	35	991
Cannae Holdings, Inc.*	47	985
IMAX Corp.*	38	980
Dine Brands Global, Inc.	12	976
Scientific Games Corp. — Class A*	38	965
Asbury Automotive Group, Inc.*	14	963
At Home Group, Inc.*	30	946
Interface, Inc. — Class A	40	934
Rite Aid Corp.*	726	929
Sleep Number Corp.*	25	919
Group 1 Automotive, Inc.	14	909

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9% (continued)
Consumer, Cyclical - 1.9% (continued)
Methode Electronics, Inc.	25	$905
Guess?, Inc.	40	904
MDC Holdings, Inc.	30	887
BMC Stock Holdings, Inc.*	47	877
Tailored Brands, Inc.	34	856
Rush Enterprises, Inc. — Class A	21	826
Papa John's International, Inc.[1]	16	820
H&E Equipment Services, Inc.	21	793
BJ's Wholesale Club Holdings, Inc.*	29	777
Knoll, Inc.	33	774
Malibu Boats, Inc. — Class A*	14	766
Chico's FAS, Inc.	88	763
International Speedway Corp. — Class A1	17	745
Liberty TripAdvisor Holdings, Inc. — Class A*	50	742
Standard Motor Products, Inc.	15	738
AMC Entertainment Holdings, Inc. — Class A1	36	738
Fossil Group, Inc.*	31	722
Wabash National Corp.	39	711
Winnebago Industries, Inc.	21	696
Vista Outdoor, Inc.*	38	680
ScanSource, Inc.*	17	678
Freshpet, Inc.*	18	661
Douglas Dynamics, Inc.	15	658
Acushnet Holdings Corp.	24	658
Denny's Corp.*	43	633
Ruth's Hospitality Group, Inc.	20	631
LGI Homes, Inc.*	13	617
Genesco, Inc.*	13	612
Dillard's, Inc. — Class A1	8	611
Hudson Ltd. — Class A*	27	609
Installed Building Products, Inc.*	15	585
Skyline Champion Corp.	20	571
Express, Inc.*	51	564
National CineMedia, Inc.	53	561
Boot Barn Holdings, Inc.*	19	540
Ascena Retail Group, Inc.*	117	535
Party City Holdco, Inc.*,1	38	515
GMS, Inc.*	22	510
Marcus Corp.	12	505
Modine Manufacturing Co.*	33	492
Regis Corp.*	24	490
Century Communities, Inc.*	18	473
Camping World Holdings, Inc. — Class A1	22	469
MCBC Holdings, Inc.*	13	467
PetMed Express, Inc.[1]	14	462
Movado Group, Inc.	11	461
Conn's, Inc.*	13	460
Buckle, Inc.[1]	19	438
St. Joe Co.*	26	437
M/I Homes, Inc.*	18	431
Fiesta Restaurant Group, Inc.*	16	428
Kimball International, Inc. — Class B	25	419
Tower International, Inc.[1]	13	393
Monarch Casino & Resort, Inc.*	8	364
Red Robin Gourmet Burgers, Inc.*	9	361
Universal Electronics, Inc.*	9	354
EZCORP, Inc. — Class A*	33	353
Ethan Allen Interiors, Inc.	17	353
Carrols Restaurant Group, Inc.*	24	350
J.C. Penney Company, Inc.*,1	209	347
Zumiez, Inc.*	13	343
Spartan Motors, Inc.	23	339
BBX Capital Corp.	45	334
William Lyon Homes — Class A*	21	334
Essendant, Inc.	26	333
Winmark Corp.	2	332
Sonic Automotive, Inc. — Class A	17	329
MarineMax, Inc.*	15	319
Cato Corp. — Class A	15	315
REV Group, Inc.[1]	20	314
America's Car-Mart, Inc.*	4	313
Golden Entertainment, Inc.*	13	312
PC Connection, Inc.	8	311
Motorcar Parts of America, Inc.*	13	305
Lumber Liquidators Holdings, Inc.*	19	294
Veritiv Corp.*	8	291
Chuy's Holdings, Inc.*	11	289
Haverty Furniture Companies, Inc.	13	287
Unifi, Inc.*	10	283
Nautilus, Inc.*	20	279
Johnson Outdoors, Inc. — Class A	3	279
PetIQ, Inc.*	7	275
Superior Industries International, Inc.	16	273
Hooker Furniture Corp.	8	270
Shoe Carnival, Inc.	7	269
Systemax, Inc.	8	264
Citi Trends, Inc.	9	259
Titan International, Inc.	34	252
Del Taco Restaurants, Inc.*	21	248
Perry Ellis International, Inc.*	9	246
Blue Bird Corp.*	10	245
Hibbett Sports, Inc.*	13	244
Eros International plc*	20	241
GNC Holdings, Inc. — Class A*	57	236
Nexeo Solutions, Inc.*	19	233
Barnes & Noble, Inc.	40	232
Beazer Homes USA, Inc.*	22	231
Habit Restaurants, Inc. — Class A*	14	223
Vera Bradley, Inc.*	14	214
Tile Shop Holdings, Inc.	28	200
Lindblad Expeditions Holdings, Inc.*	13	193
Reading International, Inc. — Class A*	12	190
Tilly's, Inc. — Class A	10	189
BlueLinx Holdings, Inc.*	6	189
Duluth Holdings, Inc. — Class B*	6	189
Bojangles', Inc.*	12	188

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9% (continued)
Consumer, Cyclical - 1.9% (continued)
Miller Industries, Inc.	7	$188
Daktronics, Inc.	24	188
Titan Machinery, Inc.*	12	186
Potbelly Corp.*	15	185
Biglari Holdings, Inc. — Class B*	1	181
RCI Hospitality Holdings, Inc.	6	178
Sonos, Inc.*	11	176
El Pollo Loco Holdings, Inc.*	14	176
Culp, Inc.	7	169
Funko, Inc. — Class A*	7	166
Zoe's Kitchen, Inc.*	13	165
Green Brick Partners, Inc.*	16	162
AV Homes, Inc.*	8	160
Commercial Vehicle Group, Inc.*	17	156
Clarus Corp.	14	155
Barnes & Noble Education, Inc.*	26	150
Bassett Furniture Industries, Inc.	7	149
Flexsteel Industries, Inc.	5	149
Sportsman's Warehouse Holdings, Inc.*	25	146
Speedway Motorsports, Inc.	8	143
Rocky Brands, Inc.	5	141
Weyco Group, Inc.	4	141
Red Lion Hotels Corp.*	11	137
Hovnanian Enterprises, Inc. — Class A*	84	134
Century Casinos, Inc.*	17	127
Foundation Building Materials, Inc.*	10	125
Container Store Group, Inc.*	11	122
Rush Enterprises, Inc. — Class B	3	120
Del Frisco's Restaurant Group, Inc.*	14	116
Marine Products Corp.	5	114
Superior Group of Companies, Inc.	6	114
Gaia, Inc.*	7	108
J Alexander's Holdings, Inc.*	9	107
Kirkland's, Inc.*	10	101
Mesa Air Group, Inc.*,1	7	97
Noodles & Co.*,1	8	97
Escalade, Inc.	7	90
Bluegreen Vacations Corp.	5	89
Francesca's Holdings Corp.*	24	89
Hamilton Beach Brands Holding Co. — Class A	4	88
Town Sports International Holdings, Inc.*	10	87
Pier 1 Imports, Inc.	54	81
EnviroStar, Inc.	2	78
New York & Company, Inc.*	20	77
Lifetime Brands, Inc.	7	76
Big 5 Sporting Goods Corp.[1]	14	71
New Home Company, Inc.*	8	64
Castle Brands, Inc.*	60	64
J. Jill, Inc.*	10	62
Sears Holdings Corp.*	28	27
Empire Resorts, Inc.*	2	19
CompX International, Inc.	1	14
Total Consumer, Cyclical		199,357
Technology - 1.5%
Integrated Device Technology, Inc.*	88	4,137
HubSpot, Inc.*	25	3,774
Blackbaud, Inc.	33	3,349
CACI International, Inc. — Class A*	17	3,131
Medidata Solutions, Inc.*	40	2,932
Coupa Software, Inc.*	37	2,927
New Relic, Inc.*	30	2,827
Entegris, Inc.	97	2,808
MAXIMUS, Inc.	43	2,798
Silicon Laboratories, Inc.*	29	2,662
j2 Global, Inc.	32	2,651
Cree, Inc.*	70	2,651
Lumentum Holdings, Inc.*	43	2,578
Perspecta, Inc.	99	2,546
Semtech Corp.*	45	2,502
Science Applications International Corp.	29	2,337
ACI Worldwide, Inc.*	79	2,223
Verint Systems, Inc.*	44	2,204
Cornerstone OnDemand, Inc.*	37	2,100
Qualys, Inc.*	23	2,049
Bottomline Technologies DE, Inc.*	28	2,036
Box, Inc. — Class A*	84	2,008
CommVault Systems, Inc.*	27	1,890
Envestnet, Inc.*	31	1,889
Omnicell, Inc.*	26	1,869
Mercury Systems, Inc.*	32	1,770
Cabot Microelectronics Corp.	17	1,754
Allscripts Healthcare Solutions, Inc.*	123	1,753
Five9, Inc.*	39	1,704
Brooks Automation, Inc.	48	1,681
Avaya Holdings Corp.*	72	1,594
Cirrus Logic, Inc.*	41	1,583
ExlService Holdings, Inc.*	23	1,523
Convergys Corp.	63	1,496
Advanced Energy Industries, Inc.*	27	1,395
Varonis Systems, Inc.*	19	1,392
3D Systems Corp.*,1	73	1,380
Blackline, Inc.*	24	1,355
Ebix, Inc.	17	1,346
NetScout Systems, Inc.*	53	1,338
Evolent Health, Inc. — Class A*,1	47	1,335
Yext, Inc.*	56	1,327
Insight Enterprises, Inc.*	24	1,298
Power Integrations, Inc.	20	1,264
Cloudera, Inc.*	71	1,253
SPS Commerce, Inc.*	12	1,191
SailPoint Technologies Holding, Inc.*	35	1,191
MINDBODY, Inc. — Class A*	29	1,179
ManTech International Corp. — Class A	18	1,139
Inphi Corp.*	29	1,101
Synaptics, Inc.*	24	1,095
Progress Software Corp.	31	1,094
Alteryx, Inc. — Class A*	19	1,087

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9% (continued)
Technology - 1.5% (continued)
Hortonworks, Inc.*	47	$1,072
Electronics for Imaging, Inc.*	31	1,056
Everbridge, Inc.*	18	1,038
TiVo Corp.	83	1,033
Virtusa Corp.*	19	1,020
LivePerson, Inc.*	39	1,012
Syntel, Inc.*	24	984
Tabula Rasa HealthCare, Inc.*	12	974
CSG Systems International, Inc.	23	923
Rapid7, Inc.*	25	923
Pitney Bowes, Inc.	130	921
Diodes, Inc.*	27	899
Altair Engineering, Inc. — Class A*	20	869
Apptio, Inc. — Class A*	23	850
MicroStrategy, Inc. — Class A*	6	844
MaxLinear, Inc. — Class A*	42	835
Sykes Enterprises, Inc.*	27	823
Rambus, Inc.*	73	796
Stratasys Ltd.*	34	786
Appfolio, Inc. — Class A*	10	784
Instructure, Inc.*	22	779
ForeScout Technologies, Inc.*	20	755
CTS Corp.	22	755
Workiva, Inc.*	19	750
Carbonite, Inc.*	21	749
NextGen Healthcare, Inc.*	37	743
SendGrid, Inc.*	20	736
PROS Holdings, Inc.*	21	735
Vocera Communications, Inc.*	19	695
Unisys Corp.*	34	694
FormFactor, Inc.*	49	674
MTS Systems Corp.	12	657
Lattice Semiconductor Corp.*	81	648
MACOM Technology Solutions Holdings, Inc.*	31	639
Cision Ltd.*	36	605
Nanometrics, Inc.*	16	600
Monotype Imaging Holdings, Inc.	29	586
Cray, Inc.*	27	581
Benefitfocus, Inc.*	14	566
Glu Mobile, Inc.*	70	522
Amkor Technology, Inc.*	70	517
Xcerra Corp.*	36	514
Rudolph Technologies, Inc.*	21	513
Xperi Corp.	33	490
Inovalon Holdings, Inc. — Class A*	48	482
Cohu, Inc.	19	477
Photronics, Inc.*	45	443
PlayAGS, Inc.*	15	442
Engility Holdings, Inc.*	12	432
CEVA, Inc.*	15	431
Wesco Aircraft Holdings, Inc.*	37	416
Axcelis Technologies, Inc.*	21	413
Donnelley Financial Solutions, Inc.*	23	412
OneSpan, Inc.*	21	400
QAD, Inc. — Class A	7	397
Upland Software, Inc.*	11	355
Tenable Holdings, Inc.*	9	350
Veeco Instruments, Inc.*	32	328
Ultra Clean Holdings, Inc.*	25	314
Presidio, Inc.	20	305
Impinj, Inc.*	12	298
KeyW Holding Corp.*	32	277
MobileIron, Inc.*	49	260
USA Technologies, Inc.*	36	259
Model N, Inc.*	16	254
Digi International, Inc.*	18	242
Daily Journal Corp.*	1	241
InnerWorkings, Inc.*	30	238
Exela Technologies, Inc.*	33	235
TTEC Holdings, Inc.	9	233
Diebold Nixdorf, Inc.[1]	50	225
Immersion Corp.*	21	222
Digimarc Corp.*	7	220
American Software, Inc. — Class A	18	218
Computer Programs & Systems, Inc.	8	215
Avalara, Inc.*	6	210
Brightcove, Inc.*	23	193
Aquantia Corp.*	15	192
AXT, Inc.*	26	186
PAR Technology Corp.*	8	178
SMART Global Holdings, Inc.*	6	172
PDF Solutions, Inc.*	19	172
Agilysys, Inc.*	10	163
Alpha & Omega Semiconductor Ltd.*	14	163
ConvergeOne Holdings, Inc.	17	158
Mitek Systems, Inc.*	21	148
Castlight Health, Inc. — Class B*	53	143
Simulations Plus, Inc.	7	141
Amber Road, Inc.*	14	135
Carbon Black, Inc.*,1	6	127
Avid Technology, Inc.*	19	113
Domo, Inc. — Class B*	5	107
Information Services Group, Inc.*	22	105
Vuzix Corp.*,1	16	105
Kopin Corp.*	42	102
Telenav, Inc.*	19	96
Park City Group, Inc.*	9	91
Asure Software, Inc.*	7	87
Maxwell Technologies, Inc.*	23	80
SecureWorks Corp. — Class A*	5	73
Adesto Technologies Corp.*	12	71
ACM Research, Inc. — Class A*	6	66
Remark Holdings, Inc.*	19	61
Veritone, Inc.*	5	52
Rimini Street, Inc.*	7	44
Majesco*	4	30
NantHealth, Inc.*	12	19
Total Technology		151,258
Communications - 0.9%
Etsy, Inc.*	81	4,162
Trade Desk, Inc. — Class A*	22	3,320
Ciena Corp.*	99	3,093

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9% (continued)
Communications - 0.9% (continued)
World Wrestling Entertainment, Inc. — Class A	29	$2,805
Yelp, Inc. — Class A*	56	2,755
Stamps.com, Inc.*	12	2,714
LiveRamp Holdings, Inc.*	52	2,569
Nexstar Media Group, Inc. — Class A	31	2,523
ViaSat, Inc.*,1	38	2,430
Vonage Holdings Corp.*	153	2,166
New York Times Co. — Class A	91	2,107
InterDigital, Inc.	24	1,920
Cargurus, Inc.*	34	1,893
TEGNA, Inc.	150	1,794
Liberty Expedia Holdings, Inc. — Class A*	38	1,788
Viavi Solutions, Inc.*	156	1,769
Pandora Media, Inc.*,1	177	1,683
Liberty Latin America Ltd. — Class C*	79	1,630
Cogent Communications Holdings, Inc.	29	1,618
Shutterfly, Inc.*	23	1,516
Q2 Holdings, Inc.*	25	1,514
Iridium Communications, Inc.*	66	1,485
Finisar Corp.*	77	1,467
Sinclair Broadcast Group, Inc. — Class A	50	1,418
Plantronics, Inc.	23	1,387
NETGEAR, Inc.*	22	1,383
Cars.com, Inc.*	50	1,381
Meredith Corp.	27	1,378
8x8, Inc.*	63	1,339
Maxar Technologies Ltd.	39	1,290
GTT Communications, Inc.*,1	29	1,259
Shenandoah Telecommunications Co.	32	1,240
Groupon, Inc. — Class A*	305	1,150
Imperva, Inc.*	24	1,115
MSG Networks, Inc. — Class A*	41	1,058
Oclaro, Inc.*	113	1,010
Boingo Wireless, Inc.*	28	977
Gray Television, Inc.*	53	927
TrueCar, Inc.*	63	888
Scholastic Corp.	19	887
Quotient Technology, Inc.*	55	852
Intelsat S.A.*	28	840
ePlus, Inc.*	9	834
Acacia Communications, Inc.*	19	786
Gannett Company, Inc.	77	771
Web.com Group, Inc.*	27	753
Infinera Corp.*	99	723
Shutterstock, Inc.	13	710
Entercom Communications Corp. — Class A1	85	672
Liberty Media Corporation-Liberty Braves — Class C*	24	654
New Media Investment Group, Inc.	41	643
Perficient, Inc.*,1	24	640
NIC, Inc.	43	636
Liberty Latin America Ltd. — Class A*	30	625
Consolidated Communications Holdings, Inc.	45	587
Comtech Telecommunications Corp.	16	580
CalAmp Corp.*	24	575
ADTRAN, Inc.	32	565
ORBCOMM, Inc.*	51	554
XO Group, Inc.*	16	552
HealthStream, Inc.	17	527
ATN International, Inc.[1]	7	517
EW Scripps Co. — Class A	31	511
Houghton Mifflin Harcourt Co.*	71	497
Cincinnati Bell, Inc.*	31	494
Frontier Communications Corp.[1]	71	461
Quantenna Communications, Inc.*	23	424
Endurance International Group Holdings, Inc.*	48	422
Extreme Networks, Inc.*	76	416
Loral Space & Communications, Inc.*	9	409
Zscaler, Inc.*,1	10	408
Tucows, Inc. — Class A*	7	390
Overstock.com, Inc.*,1	14	388
Limelight Networks, Inc.*	74	372
NII Holdings, Inc.*	61	357
QuinStreet, Inc.*	25	339
Harmonic, Inc.*	53	291
TechTarget, Inc.*	14	272
Casa Systems, Inc.*	18	266
Calix, Inc.*	29	235
Meet Group, Inc.*	46	228
Ribbon Communications, Inc.*	32	219
Entravision Communications Corp. — Class A	44	216
1-800-Flowers.com, Inc. — Class A*	18	212
ChannelAdvisor Corp.*	17	212
Central European Media Enterprises Ltd. — Class A*	55	206
pdvWireless, Inc.*	6	203
WideOpenWest, Inc.*	18	202
A10 Networks, Inc.*	33	201
Spok Holdings, Inc.	13	200
Zix Corp.*	36	200
Ooma, Inc.*	12	199
Gogo, Inc.*	38	197
tronc, Inc.*	12	196
Liberty Media Corporation-Liberty Braves — Class A*	7	191
NeoPhotonics Corp.*,1	23	191
RigNet, Inc.*	9	183
Hemisphere Media Group, Inc.*	13	181
Internap Corp.*	14	177
HC2 Holdings, Inc.*	28	171
VirnetX Holding Corp.*	34	158
MDC Partners, Inc. — Class A*	38	158
Clear Channel Outdoor Holdings, Inc. — Class A	25	149

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9% (continued)
Communications - 0.9% (continued)
Preformed Line Products Co.	2	$141
KVH Industries, Inc.*	10	131
Lands' End, Inc.*	7	123
Windstream Holdings, Inc.*	25	122
Liquidity Services, Inc.*	18	114
Telaria, Inc.*	30	114
Saga Communications, Inc. — Class A	3	108
Clearfield, Inc.*	8	108
Cardlytics, Inc.*	4	100
eGain Corp.*	12	97
Aerohive Networks, Inc.*	23	95
Leaf Group Ltd.*	9	90
Boston Omaha Corp. — Class A*	3	89
Fusion Connect, Inc.*	14	36
Travelzoo*	3	36
Fluent, Inc.*	15	32
Value Line, Inc.	1	25
Beasley Broadcast Group, Inc. — Class A	3	21
Total Communications		98,388
Energy - 0.8%
Oasis Petroleum, Inc.*	187	2,637
Delek US Holdings, Inc.	58	2,461
Matador Resources Co.*	71	2,347
McDermott International, Inc.*	124	2,285
PDC Energy, Inc.*	46	2,252
Southwestern Energy Co.*	407	2,080
Peabody Energy Corp.	53	1,889
Denbury Resources, Inc.*	304	1,885
Oceaneering International, Inc.*	68	1,877
Callon Petroleum Co.*	152	1,823
Murphy USA, Inc.*	21	1,795
Rowan Companies plc — Class A*	88	1,657
California Resources Corp.*	31	1,504
Carrizo Oil & Gas, Inc.*	59	1,487
SRC Energy, Inc.*	167	1,485
Ormat Technologies, Inc.	27	1,461
Oil States International, Inc.*	41	1,361
Dril-Quip, Inc.*	26	1,358
Ocean Rig UDW, Inc. — Class A*	38	1,316
Gulfport Energy Corp.*	121	1,260
NOW, Inc.*	75	1,241
SemGroup Corp. — Class A	55	1,213
Noble Corporation plc*	166	1,167
Arch Coal, Inc. — Class A	13	1,162
Pattern Energy Group, Inc. — Class A	56	1,113
MRC Global, Inc.*	58	1,089
Archrock, Inc.	88	1,074
US Silica Holdings, Inc.[1]	54	1,017
Superior Energy Services, Inc.*	104	1,013
Helix Energy Solutions Group, Inc.*	96	948
Unit Corp.*	36	938
C&J Energy Services, Inc.*	45	936
Laredo Petroleum, Inc.*	107	874
Diamond Offshore Drilling, Inc.*,1	43	860
Sunrun, Inc.*	66	821
ProPetro Holding Corp.*	49	808
Warrior Met Coal, Inc.	29	784
CONSOL Energy, Inc.*	19	775
Penn Virginia Corp.*	9	725
Renewable Energy Group, Inc.*	25	720
Liberty Oilfield Services, Inc. — Class A1	30	647
W&T Offshore, Inc.*	64	617
Jagged Peak Energy, Inc.*,1	44	609
Newpark Resources, Inc.*	58	600
SEACOR Holdings, Inc.*	12	593
TerraForm Power, Inc. — Class A	51	589
Exterran Corp.*	22	584
Thermon Group Holdings, Inc.*	22	567
Resolute Energy Corp.*,1	15	567
Forum Energy Technologies, Inc.*	54	559
Northern Oil and Gas, Inc.*	132	528
SunCoke Energy, Inc.*	44	511
Tellurian, Inc.*	56	502
Keane Group, Inc.*	38	470
Green Plains, Inc.	27	464
WildHorse Resource Development Corp.*	19	449
KLX Energy Services Holdings, Inc.*	14	448
Matrix Service Co.*	18	444
Frank's International N.V.*	51	443
CVR Energy, Inc.	11	442
Par Pacific Holdings, Inc.*	21	428
Talos Energy, Inc.*	13	427
DMC Global, Inc.	10	408
Halcon Resources Corp.*,1	91	407
Ring Energy, Inc.*	40	396
Bonanza Creek Energy, Inc.*	13	387
Select Energy Services, Inc. — Class A*	31	367
HighPoint Resources Corp.*	75	366
TETRA Technologies, Inc.*	76	343
Solaris Oilfield Infrastructure, Inc. — Class A*	18	340
FutureFuel Corp.	18	334
Nine Energy Service, Inc.*	10	306
REX American Resources Corp.*	4	302
Enphase Energy, Inc.*	60	291
TPI Composites, Inc.*	10	286
Plug Power, Inc.*,1	148	284
Alta Mesa Resources, Inc.*	66	276
Bristow Group, Inc.*	22	267
FTS International, Inc.*	22	259
Clean Energy Fuels Corp.*	94	244
Abraxas Petroleum Corp.*	103	240
SandRidge Energy, Inc.*	21	228
Panhandle Oil and Gas, Inc. — Class A	11	203
Trecora Resources*	14	196
Evolution Petroleum Corp.	17	188
Mammoth Energy Services, Inc.	6	175
Natural Gas Services Group, Inc.*	8	169
Era Group, Inc.*	13	160

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9% (continued)
Energy - 0.8% (continued)
Berry Petroleum Corp.	9	$159
Advanced Emissions Solutions, Inc.	13	156
Pioneer Energy Services Corp.*	52	153
Lilis Energy, Inc.*	29	142
Amyris, Inc.*	17	135
SilverBow Resources, Inc.*	5	133
Ultra Petroleum Corp.*	110	123
Isramco, Inc.*	1	122
Earthstone Energy, Inc. — Class A*	13	122
Basic Energy Services, Inc.*	12	120
Independence Contract Drilling, Inc.*	24	118
NCS Multistage Holdings, Inc.*	7	116
Cloud Peak Energy, Inc.*	49	113
Gulfmark Offshore, Inc.*	3	112
Sanchez Energy Corp.*	48	110
ION Geophysical Corp.*	7	109
CARBO Ceramics, Inc.*	14	101
Vivint Solar, Inc.*,1	19	99
NACCO Industries, Inc. — Class A	3	98
Dawson Geophysical Co.*	15	93
Flotek Industries, Inc.*	37	89
Goodrich Petroleum Corp.*	6	84
Key Energy Services, Inc.*,1	7	80
PHI, Inc.*	8	75
Eclipse Resources Corp.*	59	70
Hallador Energy Co.	11	69
Approach Resources, Inc.*	29	65
EP Energy Corp. — Class A*	27	63
Midstates Petroleum Company, Inc.*	7	62
Smart Sand, Inc.*	15	62
FuelCell Energy, Inc.*	56	60
Profire Energy, Inc.*	16	51
Zion Oil & Gas, Inc.*	37	47
Adams Resources & Energy, Inc.	1	42
Ramaco Resources, Inc.*	4	30
Rosehill Resources, Inc.*	1	6
Total Energy		77,797
Basic Materials - 0.5%
Ingevity Corp.*	29	2,954
Cleveland-Cliffs, Inc.*	205	2,595
Allegheny Technologies, Inc.*	87	2,571
Balchem Corp.	22	2,466
PolyOne Corp.	55	2,405
Sensient Technologies Corp.	29	2,219
Carpenter Technology Corp.	32	1,886
Quaker Chemical Corp.	9	1,820
HB Fuller Co.	35	1,808
Rogers Corp.*	12	1,768
Commercial Metals Co.	80	1,642
Minerals Technologies, Inc.	24	1,622
Compass Minerals International, Inc.	24	1,613
Ferro Corp.*	58	1,347
Innospec, Inc.	17	1,305
GCP Applied Technologies, Inc.*	49	1,301
Stepan Co.	14	1,218
Kaiser Aluminum Corp.	11	1,200
AK Steel Holding Corp.*,1	215	1,053
Neenah, Inc.	12	1,036
Kraton Corp.*	21	990
Hecla Mining Co.	310	865
Materion Corp.	14	847
Verso Corp. — Class A*	24	808
Schweitzer-Mauduit International, Inc.	21	804
Tronox Ltd. — Class A	65	777
KMG Chemicals, Inc.	10	756
AdvanSix, Inc.*	21	713
Coeur Mining, Inc.*	124	661
Rayonier Advanced Materials, Inc.	33	608
Codexis, Inc.*	35	600
Tahoe Resources, Inc.*	215	600
Innophos Holdings, Inc.	13	577
PH Glatfelter Co.	30	573
Schnitzer Steel Industries, Inc. — Class A	18	487
PQ Group Holdings, Inc.*	25	437
Koppers Holdings, Inc.*	14	436
Century Aluminum Co.*	34	407
American Vanguard Corp.	19	342
Clearwater Paper Corp.*	11	327
OMNOVA Solutions, Inc.*	30	295
Landec Corp.*	18	259
Hawkins, Inc.	6	249
Kronos Worldwide, Inc.	15	244
Intrepid Potash, Inc.*	64	230
Covia Holdings Corp.*	21	188
Gold Resource Corp.	35	180
Energy Fuels, Inc.*	51	167
Uranium Energy Corp.*	93	160
AgroFresh Solutions, Inc.*	22	137
Universal Stainless & Alloy Products, Inc.*	5	128
Ryerson Holding Corp.*	11	124
Oil-Dri Corporation of America	3	116
Shiloh Industries, Inc.*	10	110
United States Lime & Minerals, Inc.	1	79
Valhi, Inc.	17	39
Total Basic Materials		51,149
Utilities - 0.4%
IDACORP, Inc.	34	3,374
ONE Gas, Inc.	36	2,962
Portland General Electric Co.	62	2,828
New Jersey Resources Corp.	60	2,766
ALLETE, Inc.	35	2,625
Southwest Gas Holdings, Inc.	33	2,608
Spire, Inc.	34	2,500
Avista Corp.	45	2,275
Black Hills Corp.	37	2,149
PNM Resources, Inc.	54	2,130
South Jersey Industries, Inc.	59	2,081
NorthWestern Corp.	34	1,995
El Paso Electric Co.	28	1,602

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 14.9% (continued)
Utilities - 0.4% (continued)
MGE Energy, Inc.	24	$1,533
American States Water Co.	25	1,528
California Water Service Group	33	1,416
Northwest Natural Gas Co.	20	1,338
Otter Tail Corp.	27	1,293
Chesapeake Utilities Corp.	11	923
Clearway Energy, Inc. — Class C	47	905
SJW Group	12	734
Connecticut Water Service, Inc.	8	555
Middlesex Water Co.	11	533
Unitil Corp.	10	509
Clearway Energy, Inc. — Class A	24	457
York Water Co.	9	273
Artesian Resources Corp. — Class A	5	184
PICO Holdings, Inc.*	14	176
Atlantic Power Corp.*	77	169
Ameresco, Inc. — Class A*	12	164
Consolidated Water Company Ltd.	10	138
RGC Resources, Inc.	4	107
Global Water Resources, Inc.	7	74
Spark Energy, Inc. — Class A	8	66
Total Utilities		44,970
Total Common Stocks
(Cost $1,145,287)		1,550,711

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*	2	–
Total Warrants
(Cost $–)		–

RIGHTS††† - 0.0%
Nexstar Media Group, Inc.*,2	132	–
Omthera Pharmaceuticals, Inc.*,2	37	–
A Schulman, Inc.*,2	18	–
Tobira Therapeutics, Inc.*,2	8	–
Total Rights
(Cost $—)		–

MUTUAL FUNDS† - 61.6%
Guggenheim Strategy Fund II3	151,754	3,790,805
Guggenheim Strategy Fund I3	105,317	2,638,181
Total Mutual Funds
(Cost $6,421,636)		6,428,986

	Face Amount
U.S. TREASURY BILLS†† - 2.9%
U.S. Treasury Bills
2.11% due 12/13/18[4,5]	$300,000	298,707
Total U.S. Treasury Bills
(Cost $298,704)		298,707

REPURCHASE AGREEMENTS††,6 - 19.4%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[4]	1,112,920	1,112,920
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[4]	549,884	549,884
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[4]	366,590	366,590
Total Repurchase Agreements
(Cost $2,029,394)		2,029,394

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[8]	39,914	39,914
Total Securities Lending Collateral
(Cost $39,914)		39,914
Total Investments - 99.2%
(Cost $9,934,935)		$10,347,712
Other Assets & Liabilities, net - 0.8%		85,309
Total Net Assets - 100.0%		$10,433,021

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Goldman Sachs International	Russell 2000 Index	2.05%	At Maturity	10/29/18	4,128	$7,003,993	$20,491
Barclays Bank plc	Russell 2000 Index	2.20%	At Maturity	10/31/18	3,580	6,072,897	16,010
BNP Paribas	Russell 2000 Index	2.26%	At Maturity	10/29/18	612	1,037,983	3,699
						$14,114,873	$40,200

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at September 30, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or 0.0% of total net assets.
[3]	Affiliated issuer.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$1,550,711	$—		$—		$1,550,711
Warrants	—	—	*	—		—
Rights	—	—		—	*	—
Mutual Funds	6,428,986	—		—		6,428,986
U.S. Treasury Bills	—	298,707		—		298,707
Repurchase Agreements	—	2,029,394		—		2,029,394
Securities Lending Collateral	39,914	—		—		39,914
Equity Index Swap Agreements**	—	40,200		—		40,200
Total Assets	$8,019,611	$2,368,301		$—		$10,387,912

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$2,584,967	$3,353,092	$(3,300,000)	$(3,691)	$3,813	$2,638,181	105,317	$53,237
Guggenheim Strategy Fund II	2,536,218	1,757,506	(500,000)	202	(3,121)	3,790,805	151,754	57,715
	$5,121,185	$5,110,598	$(3,800,000)	$(3,489)	$692	$6,428,986		$110,952

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.7%
Financial - 5.3%
Primerica, Inc.	23	$2,777
IBERIABANK Corp.	34	2,766
MGIC Investment Corp.*	189	2,516
Radian Group, Inc.	119	2,460
Gramercy Property Trust REIT	89	2,442
Essent Group Ltd.*	53	2,345
United Bankshares, Inc.	63	2,290
Sabra Health Care REIT, Inc.	99	2,289
Kemper Corp.	28	2,253
Hancock Whitney Corp.	47	2,235
First Industrial Realty Trust, Inc. REIT	70	2,198
CNO Financial Group, Inc.	103	2,186
Ryman Hospitality Properties, Inc. REIT	25	2,154
LaSalle Hotel Properties REIT	62	2,145
Chemical Financial Corp.	40	2,136
RLJ Lodging Trust REIT	96	2,115
Cousins Properties, Inc. REIT	236	2,098
MB Financial, Inc.	45	2,075
First Financial Bankshares, Inc.	35	2,068
Valley National Bancorp	181	2,036
Selective Insurance Group, Inc.	32	2,032
Healthcare Realty Trust, Inc. REIT	69	2,019
BancorpSouth Bank	61	1,995
Glacier Bancorp, Inc.	46	1,982
Home BancShares, Inc.	89	1,949
Stifel Financial Corp.	38	1,948
Sunstone Hotel Investors, Inc. REIT	119	1,947
Blackstone Mortgage Trust, Inc. — Class A REIT	58	1,944
GEO Group, Inc. REIT	74	1,862
Investors Bancorp, Inc.	151	1,853
Cathay General Bancorp	44	1,823
Ellie Mae, Inc.*	19	1,801
UMB Financial Corp.	25	1,772
American Equity Investment Life Holding Co.	49	1,733
South State Corp.	21	1,722
EastGroup Properties, Inc. REIT	18	1,721
Community Bank System, Inc.	28	1,710
Physicians Realty Trust REIT	101	1,703
Washington Federal, Inc.	52	1,664
RLI Corp.	21	1,650
CoreCivic, Inc. REIT	67	1,630
Old National Bancorp	84	1,621
National Health Investors, Inc. REIT	21	1,587
Fulton Financial Corp.	95	1,582
Bank of NT Butterfield & Son Ltd.	30	1,556
Columbia Banking System, Inc.	40	1,551
First Financial Bancorp	52	1,544
First Midwest Bancorp, Inc.	58	1,542
STAG Industrial, Inc. REIT	55	1,513
Rexford Industrial Realty, Inc. REIT	47	1,502
Simmons First National Corp. — Class A	51	1,502
Kennedy-Wilson Holdings, Inc.	69	1,483
Enstar Group Ltd.*	7	1,459
CenterState Bank Corp.	52	1,449
Pebblebrook Hotel Trust REIT[1]	39	1,418
Xenia Hotels & Resorts, Inc. REIT	59	1,398
PS Business Parks, Inc. REIT	11	1,398
International Bancshares Corp.	31	1,395
PotlatchDeltic Corp. REIT	34	1,392
Great Western Bancorp, Inc.	33	1,392
Union Bankshares Corp.	36	1,387
ProAssurance Corp.	29	1,362
Washington Real Estate Investment Trust	44	1,349
Piedmont Office Realty Trust, Inc. — Class A REIT	70	1,325
Urban Edge Properties REIT	60	1,325
CVB Financial Corp.	58	1,295
Apollo Commercial Real Estate Finance, Inc. REIT	68	1,283
Trustmark Corp.	38	1,279
Federated Investors, Inc. — Class B	53	1,278
Acadia Realty Trust REIT	45	1,261
Moelis & Co. — Class A	23	1,260
DiamondRock Hospitality Co. REIT	108	1,260
United Community Banks, Inc.	45	1,255
WesBanco, Inc.	28	1,248
Independent Bank Corp.	15	1,239
QTS Realty Trust, Inc. — Class A REIT	29	1,237
First Merchants Corp.	27	1,215
Tanger Factory Outlet Centers, Inc. REIT	52	1,190
Waddell & Reed Financial, Inc. — Class A	56	1,186
Retail Opportunity Investments Corp. REIT	62	1,158
Genworth Financial, Inc. — Class A*	274	1,143
FCB Financial Holdings, Inc. — Class A*	24	1,138
Argo Group International Holdings Ltd.	18	1,135
Axos Financial, Inc.*	33	1,135
Terreno Realty Corp. REIT	30	1,131
Americold Realty Trust REIT	45	1,126
Banner Corp.	18	1,119
LegacyTexas Financial Group, Inc.	26	1,108
First BanCorp*	120	1,092
TowneBank	35	1,080
Renasant Corp.	26	1,071
Mack-Cali Realty Corp. REIT	50	1,063
Chesapeake Lodging Trust REIT	33	1,058
Hope Bancorp, Inc.	65	1,051
Heartland Financial USA, Inc.	18	1,045

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.7% (continued)
Financial - 5.3% (continued)
Colony Credit Real Estate, Inc. REIT	47	$1,034
Blucora, Inc.*	25	1,006
Ameris Bancorp	22	1,005
Invesco Mortgage Capital, Inc. REIT	63	997
Lexington Realty Trust REIT	120	996
Cadence BanCorp	38	993
Horace Mann Educators Corp.	22	988
WageWorks, Inc.*	23	983
ServisFirst Bancshares, Inc.	25	979
Pacific Premier Bancorp, Inc.*	26	967
LTC Properties, Inc. REIT	21	926
NBT Bancorp, Inc.	24	921
LendingTree, Inc.*,1	4	920
Northwest Bancshares, Inc.	53	918
National General Holdings Corp.	34	913
Eagle Bancorp, Inc.*	18	911
Hilltop Holdings, Inc.	45	908
First Commonwealth Financial Corp.	56	904
PRA Group, Inc.*	25	900
Four Corners Property Trust, Inc. REIT	35	899
Berkshire Hills Bancorp, Inc.	22	895
AmTrust Financial Services, Inc.	61	886
Capitol Federal Financial, Inc.	69	879
First Interstate BancSystem, Inc. — Class A	19	851
Agree Realty Corp. REIT	16	850
HFF, Inc. — Class A	20	849
Artisan Partners Asset Management, Inc. — Class A	26	842
Westamerica Bancorporation	14	842
Alexander & Baldwin, Inc. REIT	37	839
Navigators Group, Inc.	12	829
Sandy Spring Bancorp, Inc.	21	825
Universal Insurance Holdings, Inc.	17	825
American Assets Trust, Inc. REIT	22	820
Ladder Capital Corp. — Class A REIT	48	813
Provident Financial Services, Inc.	33	810
Seritage Growth Properties REIT[1]	17	807
Safety Insurance Group, Inc.	9	806
WSFS Financial Corp.	17	802
Independent Bank Group, Inc.	12	796
Walker & Dunlop, Inc.	15	793
NMI Holdings, Inc. — Class A*	35	793
Global Net Lease, Inc. REIT	38	792
Select Income REIT	36	790
S&T Bancorp, Inc.	18	780
Summit Hotel Properties, Inc. REIT	57	771
Employers Holdings, Inc.	17	770
Redfin Corp.*,1	41	767
Kinsale Capital Group, Inc.	12	766
Houlihan Lokey, Inc.	17	764
National Storage Affiliates Trust REIT	30	763
Seacoast Banking Corporation of Florida*	26	759
Kite Realty Group Trust REIT	45	749
First Busey Corp.	24	745
Washington Prime Group, Inc. REIT	102	745
CareTrust REIT, Inc.	42	744
Park National Corp.	7	739
OceanFirst Financial Corp.	27	735
Brookline Bancorp, Inc.	44	735
Kearny Financial Corp.	53	734
Third Point Reinsurance Ltd.*	56	728
McGrath RentCorp	13	708
FGL Holdings*	79	707
Redwood Trust, Inc. REIT	43	698
City Holding Co.	9	691
Enterprise Financial Services Corp.	13	690
Piper Jaffray Cos.	9	687
LendingClub Corp.*	177	687
Alexander's, Inc. REIT	2	687
AMERISAFE, Inc.	11	681
Monmouth Real Estate Investment Corp. REIT	40	669
PennyMac Mortgage Investment Trust REIT	33	668
Heritage Financial Corp.	19	668
Tompkins Financial Corp.	8	650
First Bancorp	16	648
BrightSphere Investment Group plc	52	645
National Bank Holdings Corp. — Class A	17	640
Aircastle Ltd.	29	635
Nelnet, Inc. — Class A	11	629
PJT Partners, Inc. — Class A	12	628
Tier REIT, Inc.	26	627
Southside Bancshares, Inc.	18	626
Beneficial Bancorp, Inc.	37	625
Government Properties Income Trust REIT	55	621
Easterly Government Properties, Inc. REIT	32	620
Boston Private Financial Holdings, Inc.	45	614
Lakeland Financial Corp.	13	604
State Bank Financial Corp.	20	604
James River Group Holdings Ltd.	14	597
Stewart Information Services Corp.	13	585
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	27	580
Ramco-Gershenson Properties Trust REIT	42	571
Bryn Mawr Bank Corp.	12	563
United Fire Group, Inc.	11	558
TriCo Bancshares	14	541

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.7% (continued)
Financial - 5.3% (continued)
BancFirst Corp.	9	$540
Flagstar Bancorp, Inc.*	17	535
Triumph Bancorp, Inc.*	14	535
MBIA, Inc.*	50	534
WisdomTree Investments, Inc.	63	534
Universal Health Realty Income Trust REIT	7	521
Enova International, Inc.*	18	518
NorthStar Realty Europe Corp. REIT	36	510
Independence Realty Trust, Inc. REIT	48	505
Encore Capital Group, Inc.*,1	14	502
Chatham Lodging Trust REIT	24	501
ARMOUR Residential REIT, Inc.	22	494
Ambac Financial Group, Inc.*	24	490
RE/MAX Holdings, Inc. — Class A	11	488
Cohen & Steers, Inc.	12	487
InfraREIT, Inc.	23	486
Getty Realty Corp. REIT	17	486
Central Pacific Financial Corp.	18	476
Focus Financial Partners, Inc. — Class A*	10	475
1st Source Corp.	9	474
Preferred Bank/Los Angeles CA	8	468
Trupanion, Inc.*	13	464
RMR Group, Inc. — Class A	5	464
Granite Point Mortgage Trust, Inc. REIT	24	463
Cass Information Systems, Inc.	7	456
Virtus Investment Partners, Inc.	4	455
United Financial Bancorp, Inc.	27	454
Hersha Hospitality Trust REIT	20	453
FBL Financial Group, Inc. — Class A	6	451
Lakeland Bancorp, Inc.	25	451
Columbia Financial, Inc.*	27	451
Univest Corporation of Pennsylvania	17	450
Franklin Street Properties Corp. REIT	56	447
Guaranty Bancorp	15	445
New York Mortgage Trust, Inc. REIT	73	444
CoBiz Financial, Inc.	20	443
Washington Trust Bancorp, Inc.	8	442
International. FCStone, Inc.*	9	435
Banc of California, Inc.	23	435
TrustCo Bank Corp. NY	51	433
Federal Agricultural Mortgage Corp. — Class C	6	433
Health Insurance Innovations, Inc. — Class A*	7	432
CorePoint Lodging, Inc. REIT	22	428
Meridian Bancorp, Inc.	25	425
Veritex Holdings, Inc.*	15	424
Hanmi Financial Corp.	17	423
Greenhill & Company, Inc.	16	422
Community Trust Bancorp, Inc.	9	417
Carolina Financial Corp.	11	415
Horizon Bancorp, Inc.	21	415
iStar, Inc. REIT	37	413
Meta Financial Group, Inc.	5	413
Cushman & Wakefield plc*	24	408
Capstead Mortgage Corp. REIT	51	403
First Financial Corp.	8	402
Customers Bancorp, Inc.*	17	400
Stock Yards Bancorp, Inc.	11	399
Hamilton Lane, Inc. — Class A	9	399
HomeStreet, Inc.*	15	398
Camden National Corp.	9	391
Arbor Realty Trust, Inc. REIT	34	390
Investment Technology Group, Inc.	18	390
German American Bancorp, Inc.	11	388
Investors Real Estate Trust REIT	64	383
Marcus & Millichap, Inc.*	11	382
ConnectOne Bancorp, Inc.	16	380
Armada Hoffler Properties, Inc. REIT	25	378
Live Oak Bancshares, Inc.	14	375
First Community Bancshares, Inc.	11	373
National Commerce Corp.*	9	372
OFG Bancorp	23	371
Preferred Apartment Communities, Inc. — Class A REIT	21	369
CBL & Associates Properties, Inc. REIT[1]	92	367
Northfield Bancorp, Inc.	23	366
Flushing Financial Corp.	15	366
TPG RE Finance Trust, Inc. REIT	18	360
TriState Capital Holdings, Inc.*	13	359
CBTX, Inc.	10	355
Midland States Bancorp, Inc.	11	353
FB Financial Corp.	9	353
Pennsylvania Real Estate Investment Trust	37	350
World Acceptance Corp.*	3	343
Urstadt Biddle Properties, Inc. — Class A REIT	16	341
People's Utah Bancorp	10	339
eHealth, Inc.*	12	339
Origin Bancorp, Inc.	9	339
Blue Hills Bancorp, Inc.	14	337
Saul Centers, Inc. REIT	6	336
Bank of Marin Bancorp	4	336
Banco Latinoamericano de Comercio Exterior S.A. – Class E	16	335
Great Southern Bancorp, Inc.	6	332
NexPoint Residential Trust, Inc. REIT	10	332
First Defiance Financial Corp.	11	331
Diamond Hill Investment Group, Inc.	2	331
Opus Bank	12	329
QCR Holdings, Inc.	8	327
Oritani Financial Corp.	21	327
CatchMark Timber Trust, Inc. — Class A REIT	28	320

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.7% (continued)
Financial - 5.3% (continued)
National Western Life Group, Inc. — Class A	1	$319
Peoples Bancorp, Inc.	9	315
Heritage Commerce Corp.	21	313
First Foundation, Inc.*	20	312
FRP Holdings, Inc.*	5	311
Green Bancorp, Inc.	14	309
Peapack Gladstone Financial Corp.	10	309
Gladstone Commercial Corp. REIT	16	306
Dime Community Bancshares, Inc.	17	303
Mercantile Bank Corp.	9	300
Bridge Bancorp, Inc.	9	299
Ashford Hospitality Trust, Inc. REIT	46	294
Front Yard Residential Corp. REIT	27	293
Allegiance Bancshares, Inc.*	7	292
HomeTrust Bancshares, Inc.*	10	292
Whitestone REIT — Class B	21	291
AG Mortgage Investment Trust, Inc. REIT	16	291
Spirit MTA REIT	25	288
Old Line Bancshares, Inc.	9	285
First of Long Island Corp.	13	283
Financial Institutions, Inc.	9	283
First Mid-Illinois Bancshares, Inc.	7	282
Community Healthcare Trust, Inc. REIT	9	279
State Auto Financial Corp.	9	275
Equity Bancshares, Inc. — Class A*	7	275
Franklin Financial Network, Inc.*	7	274
Fidelity Southern Corp.	11	273
Nicolet Bankshares, Inc.*	5	273
Cambridge Bancorp	3	270
Essential Properties Realty Trust, Inc. REIT	19	270
UMH Properties, Inc. REIT	17	266
CorEnergy Infrastructure Trust, Inc. REIT	7	263
Orchid Island Capital, Inc. REIT	36	261
Home Bancorp, Inc.	6	261
Cowen, Inc. — Class A*	16	261
Independent Bank Corp.	11	260
Ocwen Financial Corp.*	66	260
Bancorp, Inc.*	27	259
Bar Harbor Bankshares	9	258
Industrial Logistics Properties Trust REIT[1]	11	253
City Office REIT, Inc.	20	252
United Community Financial Corp.	26	251
Atlantic Capital Bancshares, Inc.*	15	251
One Liberty Properties, Inc. REIT	9	250
B. Riley Financial, Inc.	11	249
United Insurance Holdings Corp.	11	246
Anworth Mortgage Asset Corp. REIT	53	245
New Senior Investment Group, Inc. REIT	41	242
Waterstone Financial, Inc.	14	240
First Bancshares, Inc.	6	234
Arrow Financial Corp.	6	232
Old Second Bancorp, Inc.	15	232
Sierra Bancorp	8	231
CNB Financial Corp.	8	231
Republic Bancorp, Inc. — Class A	5	230
PennyMac Financial Services, Inc. — Class A	11	230
Farmers National Banc Corp.	15	229
Merchants Bancorp	9	229
WMIH Corp.*	163	227
Western Asset Mortgage Capital Corp. REIT	22	220
Hingham Institution for Savings	1	220
Cedar Realty Trust, Inc. REIT	47	219
Citizens, Inc.*	26	218
Access National Corp.	8	217
Farmers & Merchants Bancorp Incorporated/Archbold OH	5	213
Greenlight Capital Re Ltd. — Class A*	17	211
Southern National Bancorp of Virginia, Inc.	13	211
Westwood Holdings Group, Inc.	4	207
First Connecticut Bancorp, Inc.	7	207
On Deck Capital, Inc.*	27	204
Byline Bancorp, Inc.*	9	204
PCSB Financial Corp.	10	203
Goosehead Insurance, Inc. — Class A*	6	203
MidWestOne Financial Group, Inc.	6	200
PHH Corp.*	18	198
Drive Shack, Inc.*	33	197
Ares Commercial Real Estate Corp. REIT	14	196
American National Bankshares, Inc.	5	195
Altisource Portfolio Solutions S.A.*,1	6	193
Innovative Industrial Properties, Inc. REIT[1]	4	193
Global Indemnity Ltd.	5	188
West Bancorporation, Inc.	8	188
Consolidated-Tomoka Land Co.	3	187
Southern Missouri Bancorp, Inc.	5	186
Dynex Capital, Inc. REIT	29	185
Western New England Bancorp, Inc.	17	184
Citizens & Northern Corp.	7	183
National Bankshares, Inc.	4	182
KKR Real Estate Finance Trust, Inc. REIT	9	182
Curo Group Holdings Corp.*	6	181

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.7% (continued)
Financial - 5.3% (continued)
FedNat Holding Co.	7	$178
Braemar Hotels & Resorts, Inc. REIT	15	177
Exantas Capital Corp. REIT	16	176
HCI Group, Inc.	4	175
Jernigan Capital, Inc. REIT	9	174
Enterprise Bancorp, Inc.	5	172
Republic First Bancorp, Inc.*	24	172
RBB Bancorp	7	171
Peoples Financial Services Corp.	4	170
Civista Bancshares, Inc.	7	169
Investors Title Co.	1	168
FS Bancorp, Inc.	3	167
Ready Capital Corp. REIT	10	167
Northrim BanCorp, Inc.	4	166
SmartFinancial, Inc.*	7	165
Metropolitan Bank Holding Corp.*	4	164
Macatawa Bank Corp.	14	164
Heritage Insurance Holdings, Inc.	11	163
BSB Bancorp, Inc.*	5	163
Baycom Corp.*	6	160
Union Bankshares, Inc.	3	159
Business First Bancshares, Inc.	6	159
Oppenheimer Holdings, Inc. — Class A	5	158
Southern First Bancshares, Inc.*	4	157
Codorus Valley Bancorp, Inc.	5	156
Ladenburg Thalmann Financial Services, Inc.	57	154
HarborOne Bancorp, Inc.*	8	153
First Internet Bancorp	5	152
Guaranty Bancshares, Inc.	5	151
ACNB Corp.	4	149
EMC Insurance Group, Inc.	6	148
MedEquities Realty Trust, Inc. REIT	15	146
First Bancorp, Inc.	5	145
Cherry Hill Mortgage Investment Corp. REIT	8	145
Marlin Business Services Corp.	5	144
Regional Management Corp.*	5	144
Howard Bancorp, Inc.*	8	142
Arlington Asset Investment Corp. — Class A	15	140
Capital City Bank Group, Inc.	6	140
Summit Financial Group, Inc.	6	139
Fidelity D&D Bancorp, Inc.	2	138
Ames National Corp.	5	136
Newmark Group, Inc. — Class A	12	134
Investar Holding Corp.	5	134
First Bank/Hamilton NJ	10	131
Tiptree, Inc. — Class A	20	131
Central Valley Community Bancorp	6	130
Premier Financial Bancorp, Inc.	7	129
Reliant Bancorp, Inc.	5	128
BankFinancial Corp.	8	128
Forestar Group, Inc.*	6	127
Shore Bancshares, Inc.	7	125
Sterling Bancorp, Inc.	11	124
MidSouth Bancorp, Inc.	8	123
First Community Corp.	5	121
Luther Burbank Corp.	11	120
Territorial Bancorp, Inc.	4	118
Bluerock Residential Growth REIT, Inc.	12	118
C&F Financial Corp.	2	117
Norwood Financial Corp.	3	117
Pacific City Financial Corp.	6	116
Protective Insurance Corp. — Class B	5	115
Maiden Holdings Ltd.	40	114
Farmland Partners, Inc. REIT	17	114
LCNB Corp.	6	112
MutualFirst Financial, Inc.	3	111
Great Ajax Corp. REIT	8	109
First Choice Bancorp	4	108
Clipper Realty, Inc. REIT	8	108
Independence Holding Co.	3	108
Entegra Financial Corp.*	4	106
Riverview Bancorp, Inc.	12	106
Community Bankers Trust Corp.*	12	106
Prudential Bancorp, Inc.	6	104
MBT Financial Corp.	9	102
SB One Bancorp	4	101
County Bancorp, Inc.	4	100
Community Financial Corp.	3	100
Gladstone Land Corp. REIT	8	99
SI Financial Group, Inc.	7	98
Bank of Commerce Holdings	8	98
ESSA Bancorp, Inc.	6	98
GAIN Capital Holdings, Inc.[1]	15	98
BCB Bancorp, Inc.	7	97
Amalgamated Bank — Class A*	5	96
Malvern Bancorp, Inc.*	4	96
Orrstown Financial Services, Inc.	4	95
Kingstone Companies, Inc.	5	95
Middlefield Banc Corp.	2	94
Global Medical REIT, Inc.	10	94
Bankwell Financial Group, Inc.	3	94
Evans Bancorp, Inc.	2	94
Timberland Bancorp, Inc.	3	94
Safety Income & Growth, Inc. REIT	5	94
Safeguard Scientifics, Inc.*	10	94
First Business Financial Services, Inc.	4	93
CB Financial Services, Inc.	3	93
Stratus Properties, Inc.*	3	92
Bank of Princeton*	3	92
Unity Bancorp, Inc.	4	92
MVB Financial Corp.	5	90
Parke Bancorp, Inc.	4	90
United Security Bancshares	8	89
Elevate Credit, Inc.*	11	89
Hallmark Financial Services, Inc.*	8	88
Mid Penn Bancorp, Inc.	3	87

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.7% (continued)
Financial - 5.3% (continued)
Penns Woods Bancorp, Inc.	2	$87
Northeast Bancorp	4	87
Associated Capital Group, Inc. — Class A	2	85
Chemung Financial Corp.	2	85
NI Holdings, Inc.*	5	84
1st Constitution Bancorp	4	83
OP Bancorp*	7	81
Oak Valley Bancorp	4	79
First Northwest Bancorp*	5	77
Auburn National Bancorporation, Inc.	2	77
Pzena Investment Management, Inc. — Class A	8	76
Ashford, Inc.*	1	76
PDL Community Bancorp*	5	76
First United Corp.	4	75
Esquire Financial Holdings, Inc.*	3	75
Pacific Mercantile Bancorp*	8	75
Select Bancorp, Inc.*	6	74
Crawford & Co. — Class B	8	74
Ohio Valley Banc Corp.	2	73
Century Bancorp, Inc. — Class A	1	72
First Savings Financial Group, Inc.	1	68
Capstar Financial Holdings, Inc.	4	67
First Financial Northwest, Inc.	4	66
Greene County Bancorp, Inc.	2	64
Trinity Place Holdings, Inc.*	10	61
BRT Apartments Corp. REIT	5	60
Siebert Financial Corp.*	4	59
Provident Bancorp, Inc.*	2	58
Peoples Bancorp of North Carolina, Inc.	2	58
Silvercrest Asset Management Group, Inc. — Class A	4	55
Maui Land & Pineapple Company, Inc.*	4	51
GAMCO Investors, Inc. — Class A	2	47
Impac Mortgage Holdings, Inc.*	6	45
Donegal Group, Inc. — Class A	3	43
Bridgewater Bancshares, Inc.*	3	39
Transcontinental Realty Investors, Inc.*	1	32
Level One Bancorp, Inc.	1	28
First Guaranty Bancshares, Inc.	1	26
Spirit of Texas Bancshares, Inc.*	1	22
American Realty Investors, Inc.*	1	17
Total Financial		305,630
Consumer, Non-cyclical - 4.8%
LivaNova plc*	27	3,347
Ligand Pharmaceuticals, Inc. — Class B*	12	3,294
Teladoc Health, Inc.*	37	3,195
Haemonetics Corp.*	27	3,094
HealthEquity, Inc.*	29	2,738
FibroGen, Inc.*	42	2,551
Insperity, Inc.	21	2,477
Loxo Oncology, Inc.*	14	2,392
Green Dot Corp. — Class A*	25	2,221
ASGN, Inc.*	28	2,210
Inogen, Inc.*	9	2,197
Globus Medical, Inc. — Class A*	38	2,157
Endo International plc*	126	2,121
Helen of Troy Ltd.*	16	2,094
NuVasive, Inc.*	29	2,058
Neogen Corp.*	28	2,003
Wright Medical Group N.V.*	69	2,002
Novocure Ltd.*	38	1,991
Ultragenyx Pharmaceutical, Inc.*	26	1,985
Aaron's, Inc.	36	1,961
Brink's Co.	28	1,953
Performance Food Group Co.*	58	1,931
Blueprint Medicines Corp.*	24	1,873
Horizon Pharma plc*	91	1,782
Avanos Medical, Inc.*	26	1,781
Medifast, Inc.	8	1,772
Amedisys, Inc.*	14	1,749
Darling Ingredients, Inc.*	90	1,739
Merit Medical Systems, Inc.*	28	1,721
Array BioPharma, Inc.*	113	1,718
Emergent BioSolutions, Inc.*	26	1,712
Syneos Health, Inc.*	33	1,701
Cimpress N.V.*	12	1,639
Healthcare Services Group, Inc.[1]	40	1,625
Chegg, Inc.*	57	1,621
Myriad Genetics, Inc.*	35	1,610
Adtalem Global Education, Inc.*	33	1,591
LHC Group, Inc.*	15	1,545
Immunomedics, Inc.*	74	1,541
Deluxe Corp.	27	1,537
Weight Watchers International, Inc.*	21	1,512
Strategic Education, Inc.	11	1,507
Lancaster Colony Corp.	10	1,492
Korn/Ferry International	30	1,477
HMS Holdings Corp.*	45	1,476
FTI Consulting, Inc.*	20	1,464
Boston Beer Company, Inc. — Class A*	5	1,438
Edgewell Personal Care Co.*,1	31	1,433
AMN Healthcare Services, Inc.*	26	1,422
Avis Budget Group, Inc.*	44	1,414
Integer Holdings Corp.*	17	1,410
TriNet Group, Inc.*	25	1,408
Ironwood Pharmaceuticals, Inc. — Class A*	76	1,403
Prestige Consumer Healthcare, Inc.*	37	1,402
Intercept Pharmaceuticals, Inc.*	11	1,390
WD-40 Co.	8	1,377
Paylocity Holding Corp.*	17	1,365
Supernus Pharmaceuticals, Inc.*	27	1,359
J&J Snack Foods Corp.	9	1,358
Mallinckrodt plc*	46	1,348
Tenet Healthcare Corp.*	47	1,338
Cambrex Corp.*	19	1,300
LifePoint Health, Inc.*	20	1,288

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.7% (continued)
Consumer, Non-cyclical - 4.8% (continued)
REGENXBIO, Inc.*	17	$1,284
Amicus Therapeutics, Inc.*	106	1,282
Acceleron Pharma, Inc.*	22	1,259
Halozyme Therapeutics, Inc.*	69	1,254
Arena Pharmaceuticals, Inc.*	27	1,243
Sanderson Farms, Inc.	12	1,241
Glaukos Corp.*	19	1,233
iRhythm Technologies, Inc.*	13	1,231
ABM Industries, Inc.	38	1,226
CONMED Corp.	15	1,188
Monro, Inc.	17	1,183
Travelport Worldwide Ltd.	70	1,181
PTC Therapeutics, Inc.*	25	1,175
MyoKardia, Inc.*	18	1,174
Quidel Corp.*	18	1,173
Aerie Pharmaceuticals, Inc.*	19	1,169
Repligen Corp.*	21	1,165
Tandem Diabetes Care, Inc.*	27	1,157
Patterson Companies, Inc.	47	1,149
ACADIA Pharmaceuticals, Inc.*	55	1,142
Heron Therapeutics, Inc.*	36	1,139
NxStage Medical, Inc.*	40	1,116
Medicines Co.*,1	37	1,107
STAAR Surgical Co.*	23	1,104
Ensign Group, Inc.	29	1,100
BioTelemetry, Inc.*	17	1,096
Zogenix, Inc.*	22	1,091
Pacira Pharmaceuticals, Inc.*	22	1,081
Momenta Pharmaceuticals, Inc.*	41	1,078
Select Medical Holdings Corp.*	58	1,067
Amneal Pharmaceuticals, Inc.*	48	1,065
Xencor, Inc.*	27	1,052
Global Blood Therapeutics, Inc.*	27	1,026
Brookdale Senior Living, Inc. — Class A*	104	1,022
B&G Foods, Inc.[1]	37	1,016
Magellan Health, Inc.*	14	1,009
AnaptysBio, Inc.*	10	998
Portola Pharmaceuticals, Inc.*	37	985
Sotheby's*	20	984
Sangamo Therapeutics, Inc.*	57	966
Matthews International Corp. — Class A	19	953
Spark Therapeutics, Inc.*	17	927
Arrowhead Pharmaceuticals, Inc.*	48	920
Cal-Maine Foods, Inc.	19	918
Nevro Corp.*	16	912
Universal Corp.	14	910
Atara Biotherapeutics, Inc.*	22	910
Spectrum Pharmaceuticals, Inc.*	53	890
Insmed, Inc.*	43	869
Calavo Growers, Inc.	9	869
United Natural Foods, Inc.*	29	869
Madrigal Pharmaceuticals, Inc.*	4	857
USANA Health Sciences, Inc.*	7	844
US Physical Therapy, Inc.	7	830
Editas Medicine, Inc.*	26	827
Reata Pharmaceuticals, Inc. — Class A*	10	818
National Beverage Corp.*	7	816
EVERTEC, Inc.	33	795
Vector Group Ltd.	58	795
Clovis Oncology, Inc.*	27	793
ACCO Brands Corp.	70	791
Genomic Health, Inc.*	11	772
Enanta Pharmaceuticals, Inc.*	9	769
Corcept Therapeutics, Inc.*	54	757
Theravance Biopharma, Inc.*	23	751
Tivity Health, Inc.*	23	739
Puma Biotechnology, Inc.*	16	734
Cardtronics plc — Class A*	23	728
Herc Holdings, Inc.*	14	717
ImmunoGen, Inc.*	75	710
AtriCure, Inc.*	20	701
Central Garden & Pet Co. — Class A*	21	696
Atrion Corp.	1	695
Aimmune Therapeutics, Inc.*	25	682
Laureate Education, Inc. — Class A*,1	44	679
ICF International, Inc.	9	679
TrueBlue, Inc.*	26	677
Akorn, Inc.*	52	675
Audentes Therapeutics, Inc.*	17	673
CryoLife, Inc.*	19	669
Luminex Corp.	22	667
Cardiovascular Systems, Inc.*	17	665
CBIZ, Inc.*	28	664
AxoGen, Inc.*	18	663
Medpace Holdings, Inc.*	11	659
Endocyte, Inc.*	37	657
Intrexon Corp.*	38	654
Viad Corp.	11	652
Inter Parfums, Inc.	10	644
SUPERVALU, Inc.*	20	644
Vanda Pharmaceuticals, Inc.*	28	643
Simply Good Foods Co.*	33	642
Tactile Systems Technology, Inc.*	9	639
TherapeuticsMD, Inc.*,1	95	623
OPKO Health, Inc.*	180	623
Diplomat Pharmacy, Inc.*	32	621
Omeros Corp.*	25	610
Fresh Del Monte Produce, Inc.	18	610
Hostess Brands, Inc.*	55	609
Natus Medical, Inc.*	17	606
Retrophin, Inc.*	21	603
K2M Group Holdings, Inc.*	22	602
Varex Imaging Corp.*	21	602
Huron Consulting Group, Inc.*	12	593
NutriSystem, Inc.	16	593
Innoviva, Inc.*	38	579
Esperion Therapeutics, Inc.*	13	577
Navigant Consulting, Inc.	25	576
G1 Therapeutics, Inc.*	11	575
Invitae Corp.*	34	569
Biohaven Pharmaceutical Holding Company Ltd.*	15	563

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.7% (continued)
Consumer, Non-cyclical - 4.8% (continued)
R1 RCM, Inc.*	55	$559
MGP Ingredients, Inc.	7	553
Career Education Corp.*	37	552
Alder Biopharmaceuticals, Inc.*	33	549
Owens & Minor, Inc.[1]	33	545
Intra-Cellular Therapies, Inc.*	25	543
Providence Service Corp.*	8	538
National Healthcare Corp.	7	528
Andersons, Inc.	14	527
OraSure Technologies, Inc.*	34	525
Surmodics, Inc.*	7	523
Denali Therapeutics, Inc.*	24	522
Orthofix Medical, Inc.*	9	520
Mirati Therapeutics, Inc.*	11	518
Intellia Therapeutics, Inc.*	18	515
NeoGenomics, Inc.*	33	507
Iovance Biotherapeutics, Inc.*	45	506
Quad/Graphics, Inc.	24	500
Cerus Corp.*	69	498
K12, Inc.*	28	496
CareDx, Inc.*	17	490
Hertz Global Holdings, Inc.*	30	490
Kforce, Inc.	13	489
TransEnterix, Inc.*,1	83	481
Karyopharm Therapeutics, Inc.*	28	477
SP Plus Corp.*	13	475
Phibro Animal Health Corp. — Class A	11	472
MacroGenics, Inc.*	22	472
Viking Therapeutics, Inc.*	27	470
Intersect ENT, Inc.*	16	460
Heska Corp.*	4	453
Acorda Therapeutics, Inc.*	23	452
WaVe Life Sciences Ltd.*	9	450
Revance Therapeutics, Inc.*	18	447
Coherus Biosciences, Inc.*	27	446
Chefs' Warehouse, Inc.*	12	436
BioCryst Pharmaceuticals, Inc.*	57	435
AngioDynamics, Inc.*	20	435
CytomX Therapeutics, Inc.*	23	426
Fate Therapeutics, Inc.*	26	424
Dynavax Technologies Corp.*	34	422
Eagle Pharmaceuticals, Inc.*	6	416
Radius Health, Inc.*	23	409
Assembly Biosciences, Inc.*	11	409
Cara Therapeutics, Inc.*	17	407
Natera, Inc.*	17	407
Novavax, Inc.*	214	402
SpartanNash Co.	20	401
Amphastar Pharmaceuticals, Inc.*	20	385
Kelly Services, Inc. — Class A	16	384
Anika Therapeutics, Inc.*	9	380
Pacific Biosciences of California, Inc.*	68	368
Dicerna Pharmaceuticals, Inc.*	24	366
Cymabay Therapeutics, Inc.*	33	366
Coca-Cola Bottling Company Consolidated	2	365
Team, Inc.*,1	16	360
AMAG Pharmaceuticals, Inc.*	18	360
Athenex, Inc.*	23	357
John B Sanfilippo & Son, Inc.	5	357
Flexion Therapeutics, Inc.*	19	356
Addus HomeCare Corp.*	5	351
LeMaitre Vascular, Inc.	9	349
Dean Foods Co.	49	348
Rent-A-Center, Inc.*	24	345
Meridian Bioscience, Inc.	23	343
MiMedx Group, Inc.*,1	55	340
Heidrick & Struggles International, Inc.	10	338
Apellis Pharmaceuticals, Inc.*	19	338
Sientra, Inc.*	14	334
American Public Education, Inc.*	10	330
ArQule, Inc.*	57	323
Accelerate Diagnostics, Inc.*	14	321
Everi Holdings, Inc.*	35	321
RadNet, Inc.*	21	316
Vericel Corp.*	22	311
Epizyme, Inc.*	29	307
Primo Water Corp.*	17	307
CorVel Corp.*	5	301
ViewRay, Inc.*,1	32	300
Lantheus Holdings, Inc.*	20	299
CAI International, Inc.*	13	297
Rocket Pharmaceuticals, Inc.*	12	295
Tootsie Roll Industries, Inc.[1]	10	293
PDL BioPharma, Inc.*	110	289
Solid Biosciences, Inc.*	6	283
ANI Pharmaceuticals, Inc.*	5	283
Rigel Pharmaceuticals, Inc.*	88	282
LSC Communications, Inc.	25	276
Invacare Corp.	19	276
Achillion Pharmaceuticals, Inc.*	75	276
Progenics Pharmaceuticals, Inc.*	44	276
Forrester Research, Inc.	6	275
Prothena Corporation plc*	21	275
Ingles Markets, Inc. — Class A	8	274
Barrett Business Services, Inc.	4	267
Ennis, Inc.	13	266
Resources Connection, Inc.	16	266
Aduro Biotech, Inc.*	36	265
Kura Oncology, Inc.*	15	263
MediciNova, Inc.*	21	262
Hackett Group, Inc.	13	262
La Jolla Pharmaceutical Co.*	13	262
Verastem, Inc.*	36	261
Tejon Ranch Co.*	12	260
GlycoMimetics, Inc.*	18	259
Antares Pharma, Inc.*	77	259
Central Garden & Pet Co.*	7	252
CRA International, Inc.	5	251
Sorrento Therapeutics, Inc.*	57	251
Five Prime Therapeutics, Inc.*	18	251
Stemline Therapeutics, Inc.*	15	249
Akebia Therapeutics, Inc.*	28	247
Cytokinetics, Inc.*	25	246
Voyager Therapeutics, Inc.*	13	246

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.7% (continued)
Consumer, Non-cyclical - 4.8% (continued)
Triple-S Management Corp. — Class B*	13	$246
Lexicon Pharmaceuticals, Inc.*	23	245
Akcea Therapeutics, Inc.*,1	7	245
Inovio Pharmaceuticals, Inc.*	44	245
Care.com, Inc.*	11	243
Adamas Pharmaceuticals, Inc.*	12	240
Collegium Pharmaceutical, Inc.*	16	236
Rhythm Pharmaceuticals, Inc.*	8	233
NanoString Technologies, Inc.*	13	232
National Research Corp. — Class A	6	232
Emerald Expositions Events, Inc.	14	231
Cutera, Inc.*	7	228
Oxford Immunotec Global plc*	14	227
ZIOPHARM Oncology, Inc.*	71	227
Synergy Pharmaceuticals, Inc.*	132	224
Kindred Biosciences, Inc.*	16	223
Dermira, Inc.*	20	218
Aclaris Therapeutics, Inc.*	15	218
Weis Markets, Inc.	5	217
Senseonics Holdings, Inc.*	45	215
BioScrip, Inc.*	68	211
Inspire Medical Systems, Inc.*	5	210
Limoneira Co.	8	209
BrightView Holdings, Inc.*	13	209
Catalyst Pharmaceuticals, Inc.*	55	208
Avrobio, Inc.*	4	207
Turning Point Brands, Inc.	5	207
CytoSorbents Corp.*	16	206
GenMark Diagnostics, Inc.*	28	206
RR Donnelley & Sons Co.	38	205
Abeona Therapeutics, Inc.*	16	205
Eloxx Pharmaceuticals, Inc.*	12	204
Corbus Pharmaceuticals Holdings, Inc.*	27	204
SEACOR Marine Holdings, Inc.*	9	204
Aptinyx, Inc.*	7	203
Minerva Neurosciences, Inc.*	16	201
Marinus Pharmaceuticals, Inc.*	20	200
Rosetta Stone, Inc.*	10	199
Arbutus Biopharma Corp.*	21	198
Accuray, Inc.*	44	198
Nuvectra Corp.*	9	198
Albireo Pharma, Inc.*	6	198
Carriage Services, Inc. — Class A	9	194
Deciphera Pharmaceuticals, Inc.*	5	194
SIGA Technologies, Inc.*	28	193
Great Lakes Dredge & Dock Corp.*	31	192
Avid Bioservices, Inc.*	28	192
Textainer Group Holdings Ltd.*	15	192
Evo Payments, Inc. — Class A*	8	191
Utah Medical Products, Inc.	2	188
Assertio Therapeutics, Inc.*	32	188
Vectrus, Inc.*	6	187
Zafgen, Inc.*	16	187
TG Therapeutics, Inc.*	33	185
Tricida, Inc.*	6	183
22nd Century Group, Inc.*	65	183
Adverum Biotechnologies, Inc.*	30	181
Allakos, Inc.*	4	180
AVEO Pharmaceuticals, Inc.*	54	179
Concert Pharmaceuticals, Inc.*	12	178
BioSpecifics Technologies Corp.*	3	175
Paratek Pharmaceuticals, Inc.*	18	175
Kadmon Holdings, Inc.*	52	174
American Renal Associates Holdings, Inc.*	8	173
Tocagen, Inc.*	11	171
Keryx Biopharmaceuticals, Inc.*,1	50	170
Community Health Systems, Inc.*	49	170
Savara, Inc.*	15	167
Cross Country Healthcare, Inc.*	19	166
Surgery Partners, Inc.*	10	165
Ra Pharmaceuticals, Inc.*	9	163
Pieris Pharmaceuticals, Inc.*	28	157
Selecta Biosciences, Inc.*	10	156
Geron Corp.*	88	155
Syros Pharmaceuticals, Inc.*	13	155
elf Beauty, Inc.*,1	12	153
ChemoCentryx, Inc.*	12	152
Insys Therapeutics, Inc.*	15	151
Sienna Biopharmaceuticals, Inc.*	10	148
Civitas Solutions, Inc.*	10	148
OrthoPediatrics Corp.*	4	147
Rubius Therapeutics, Inc.*	6	144
Veracyte, Inc.*	15	143
MannKind Corp.*	78	143
Corium International, Inc.*	15	143
Synlogic, Inc.*	10	142
Aratana Therapeutics, Inc.*	24	140
RTI Surgical, Inc.*	31	139
Homology Medicines, Inc.*	6	137
Village Super Market, Inc. — Class A	5	136
Willdan Group, Inc.*	4	136
CASI Pharmaceuticals, Inc.*	29	135
Seneca Foods Corp. — Class A*	4	135
Cadiz, Inc.*	12	134
Farmer Brothers Co.*	5	132
Bellicum Pharmaceuticals, Inc.*	21	129
Cellular Biomedicine Group, Inc.*	7	127
Athersys, Inc.*	60	126
Dova Pharmaceuticals, Inc.*	6	126
Optinose, Inc.*	10	124
Aldeyra Therapeutics, Inc.*	9	124
Capital Senior Living Corp.*	13	123
ServiceSource International, Inc.*	42	120
T2 Biosystems, Inc.*	16	119
Franklin Covey Co.*	5	118
Ocular Therapeutix, Inc.*	17	117
Pyxus International, Inc.*	5	115
Reis, Inc.	5	115
Crinetics Pharmaceuticals, Inc.*	4	115

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.7% (continued)
Consumer, Non-cyclical - 4.8% (continued)
Craft Brew Alliance, Inc.*	7	$114
Revlon, Inc. — Class A*	5	112
BioTime, Inc.*	47	110
Rockwell Medical, Inc.*	26	110
BG Staffing, Inc.	4	109
Palatin Technologies, Inc.*	104	104
Acacia Research Corp.*	32	102
Kiniksa Pharmaceuticals Ltd. — Class A*	4	102
Natural Grocers by Vitamin Cottage, Inc.*	6	101
Ardelyx, Inc.*	23	100
Harvard Bioscience, Inc.*	19	100
FONAR Corp.*	4	100
Agenus, Inc.*	46	98
Neuronetics, Inc.*	3	96
PRGX Global, Inc.*	11	96
PolarityTE, Inc.*	5	96
Enzo Biochem, Inc.*	23	95
SeaSpine Holdings Corp.*	6	93
Chimerix, Inc.*	24	93
Natural Health Trends Corp.	4	93
Durect Corp.*	84	92
Clearside Biomedical, Inc.*	15	92
I3 Verticals, Inc. — Class A*	4	92
ChromaDex Corp.*	21	90
Idera Pharmaceuticals, Inc.*	10	89
Syndax Pharmaceuticals, Inc.*	11	89
Helius Medical Technologies, Inc.*	9	88
Quorum Health Corp.*	15	88
XOMA Corp.*	5	88
Arlo Technologies, Inc.*	6	87
Teligent, Inc.*	22	87
Celcuity, Inc.*	3	86
Aeglea BioTherapeutics, Inc.*	9	86
Endologix, Inc.*	45	86
Quanterix Corp.*	4	86
MoneyGram International, Inc.*	16	86
Pulse Biosciences, Inc.*	6	85
Spring Bank Pharmaceuticals, Inc.*	7	84
Calithera Biosciences, Inc.*	16	84
Seres Therapeutics, Inc.*	11	84
Cambium Learning Group, Inc.*	7	83
Nathan's Famous, Inc.	1	82
Cue Biopharma, Inc.*	9	81
Miragen Therapeutics, Inc.*	14	78
Odonate Therapeutics, Inc.*	4	78
Tetraphase Pharmaceuticals, Inc.*	28	77
Scholar Rock Holding Corp.*	3	77
Pfenex, Inc.*	15	77
Lannett Company, Inc.*	16	76
Catalyst Biosciences, Inc.*	7	75
Evolus, Inc.*	4	74
iRadimed Corp.*	2	74
Neos Therapeutics, Inc.*	15	73
Mustang Bio, Inc.*	12	71
Mersana Therapeutics, Inc.*	7	70
Organovo Holdings, Inc.*	60	69
Smart & Final Stores, Inc.*	12	68
Innovate Biopharmaceuticals, Inc.*	10	68
Achaogen, Inc.*	17	68
Alico, Inc.	2	68
PFSweb, Inc.*	9	67
CTI BioPharma Corp.*	30	65
Allena Pharmaceuticals, Inc.*	6	64
Replimune Group, Inc.*	4	64
Recro Pharma, Inc.*	9	64
Tyme Technologies, Inc.*	23	64
ADMA Biologics, Inc.*	10	62
Immune Design Corp.*	18	62
resTORbio, Inc.*	4	61
Corvus Pharmaceuticals, Inc.*	7	60
Kala Pharmaceuticals, Inc.*	6	59
Jounce Therapeutics, Inc.*	9	59
Marrone Bio Innovations, Inc.*	31	57
Arcus Biosciences, Inc.*	4	56
NantKwest, Inc.*	15	56
Melinta Therapeutics, Inc.*	14	55
AAC Holdings, Inc.*	7	53
Xeris Pharmaceuticals, Inc.*	3	53
Celsius Holdings, Inc.*,1	13	52
Cohbar, Inc.*	12	52
Menlo Therapeutics, Inc.*	5	49
Fennec Pharmaceuticals, Inc.*	6	49
UNITY Biotechnology, Inc.*	3	49
Calyxt, Inc.*	3	46
Nymox Pharmaceutical Corp.*	18	44
Apollo Medical Holdings, Inc.*,1	2	44
Surface Oncology, Inc.*	4	44
Nature's Sunshine Products, Inc.*	5	44
Spero Therapeutics, Inc.*	4	42
Zomedica Pharmaceuticals Corp.*	22	41
Genesis Healthcare, Inc.*	30	40
Ovid therapeutics, Inc.*	7	40
Evelo Biosciences, Inc.*	3	37
NewLink Genetics Corp.*	15	36
Molecular Templates, Inc.*	6	32
Proteostasis Therapeutics, Inc.*	13	31
Fortress Biotech, Inc.*	18	29
Ampio Pharmaceuticals, Inc.*	51	26
scPharmaceuticals, Inc.*	4	23
Unum Therapeutics, Inc.*	2	21
Arsanis, Inc.*	3	5
GTx, Inc.*	3	5
Vital Therapies, Inc.*	17	5
Total Consumer, Non-cyclical		280,399
Industrial - 2.9%
Proto Labs, Inc.*	16	2,588
Trex Company, Inc.*	32	2,463
Woodward, Inc.	30	2,426
EMCOR Group, Inc.	32	2,404
Tetra Tech, Inc.	31	2,117
Axon Enterprise, Inc.*	30	2,053
Trinseo S.A.	26	2,036
John Bean Technologies Corp.	17	2,028
MSA Safety, Inc.	19	2,022

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.7% (continued)
Industrial - 2.9% (continued)
EnerSys	23	$2,004
Louisiana-Pacific Corp.	75	1,987
Kennametal, Inc.	45	1,960
Generac Holdings, Inc.*	34	1,918
Hillenbrand, Inc.	35	1,830
GATX Corp.	21	1,818
RBC Bearings, Inc.*	12	1,804
Barnes Group, Inc.	25	1,776
KLX, Inc.*	28	1,758
Rexnord Corp.*	57	1,756
Simpson Manufacturing Company, Inc.	23	1,666
KapStone Paper and Packaging Corp.	49	1,661
Applied Industrial Technologies, Inc.	21	1,643
KBR, Inc.	77	1,627
SYNNEX Corp.	19	1,609
II-VI, Inc.*	34	1,608
MasTec, Inc.*	36	1,607
Tech Data Corp.*	22	1,575
Belden, Inc.	22	1,571
Exponent, Inc.	29	1,554
Moog, Inc. — Class A	18	1,547
Golar LNG Ltd.	54	1,501
Vishay Intertechnology, Inc.	73	1,486
Esterline Technologies Corp.*	16	1,455
Dycom Industries, Inc.*	17	1,438
Novanta, Inc.*	20	1,368
Aerovironment, Inc.*	12	1,346
Plexus Corp.*	23	1,346
Chart Industries, Inc.*	17	1,332
Aerojet Rocketdyne Holdings, Inc.*	38	1,292
Franklin Electric Company, Inc.	27	1,276
Albany International Corp. — Class A	16	1,272
Watts Water Technologies, Inc. — Class A	15	1,245
Harsco Corp.*	43	1,228
Worthington Industries, Inc.	28	1,214
Universal Forest Products, Inc.	33	1,166
Itron, Inc.*	18	1,156
Forward Air Corp.	16	1,147
Saia, Inc.*	15	1,147
Summit Materials, Inc. — Class A*	63	1,145
SPX FLOW, Inc.*	22	1,144
Brady Corp. — Class A	26	1,138
Advanced Disposal Services, Inc.*	42	1,137
TopBuild Corp.*	20	1,136
Comfort Systems USA, Inc.	20	1,128
JELD-WEN Holding, Inc.*	45	1,110
Granite Construction, Inc.	24	1,097
Cubic Corp.	15	1,096
Greenbrier Companies, Inc.	18	1,082
Sanmina Corp.*	38	1,049
Covanta Holding Corp.	64	1,040
ESCO Technologies, Inc.	15	1,021
Mueller Water Products, Inc. — Class A	85	978
Alarm.com Holdings, Inc.*	17	976
Masonite International Corp.*	15	961
Actuant Corp. — Class A	34	949
Kaman Corp.	14	935
Matson, Inc.	23	912
Mueller Industries, Inc.	31	898
Builders FirstSource, Inc.*	61	895
Patrick Industries, Inc.*	15	888
US Ecology, Inc.	12	885
Werner Enterprises, Inc.	25	884
Federal Signal Corp.	33	884
Fabrinet*	19	879
Sun Hydraulics Corp.	16	876
Raven Industries, Inc.	19	869
Hub Group, Inc. — Class A*	19	866
Badger Meter, Inc.	16	847
AAON, Inc.	22	832
Atlas Air Worldwide Holdings, Inc.*	13	829
Continental Building Products, Inc.*	22	826
AAR Corp.	17	814
Boise Cascade Co.	22	810
Greif, Inc. — Class A	15	805
EnPro Industries, Inc.	11	802
SPX Corp.*	24	799
Knowles Corp.*	48	798
TTM Technologies, Inc.*	50	795
Gibraltar Industries, Inc.*	17	775
Milacron Holdings Corp.*	38	769
Cactus, Inc. — Class A*	20	766
Evoqua Water Technologies Corp.*	43	765
OSI Systems, Inc.*	10	763
Tennant Co.	10	760
Ambarella, Inc.*,1	19	735
Standex International Corp.	7	730
TriMas Corp.*	24	730
Benchmark Electronics, Inc.	31	725
AZZ, Inc.	14	707
Kratos Defense & Security Solutions, Inc.*	47	695
ArcBest Corp.	14	680
Air Transport Services Group, Inc.*	31	666
Ship Finance International Ltd.	47	653
Casella Waste Systems, Inc. — Class A*	21	652
Kadant, Inc.	6	647
FARO Technologies, Inc.*	10	643
Atkore International Group, Inc.*	24	637
Triumph Group, Inc.	27	629
American Woodmark Corp.*	8	627
Sturm Ruger & Company, Inc.	9	621
Apogee Enterprises, Inc.	15	620
Astec Industries, Inc.	12	605
Lindsay Corp.	6	601
Fitbit, Inc. — Class A*	110	588

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.7% (continued)
Industrial - 2.9% (continued)
Advanced Drainage Systems, Inc.	19	$587
Primoris Services Corp.	23	571
PGT Innovations, Inc.*	26	562
Encore Wire Corp.	11	551
Alamo Group, Inc.	6	550
KEMET Corp.*	29	538
CSW Industrials, Inc.*	10	537
Heartland Express, Inc.	27	533
Astronics Corp.*	12	522
Multi-Color Corp.	8	498
Control4 Corp.*	14	481
Chase Corp.	4	481
Columbus McKinnon Corp.	12	474
Echo Global Logistics, Inc.*	15	464
Manitowoc Company, Inc.*	19	456
AVX Corp.	25	451
Stoneridge, Inc.*	15	446
Global Brass & Copper Holdings, Inc.	12	443
Marten Transport Ltd.	21	442
GoPro, Inc. — Class A*,1	61	439
American Outdoor Brands Corp.*	28	435
GasLog Ltd.	22	434
NV5 Global, Inc.*	5	434
Aegion Corp. — Class A*	17	431
CIRCOR International, Inc.	9	428
Briggs & Stratton Corp.	22	423
Myers Industries, Inc.	18	419
Vicor Corp.*	9	414
US Concrete, Inc.*,1	9	413
Tidewater, Inc.*	13	405
National Presto Industries, Inc.	3	389
Ichor Holdings Ltd.*,1	19	388
Lydall, Inc.*	9	388
NCI Building Systems, Inc.*	25	379
Tutor Perini Corp.*	20	376
Mesa Laboratories, Inc.	2	371
Hyster-Yale Materials Handling, Inc.	6	369
DXP Enterprises, Inc.*	9	361
Insteel Industries, Inc.	10	359
Quanex Building Products Corp.	19	346
Argan, Inc.	8	344
Scorpio Tankers, Inc.	165	332
Gorman-Rupp Co.	9	329
TimkenSteel Corp.*	22	327
Willscot Corp.*	19	326
NVE Corp.	3	318
Tredegar Corp.	14	303
Electro Scientific Industries, Inc.*	17	297
Applied Optoelectronics, Inc.*,1	12	296
Griffon Corp.	18	291
Kimball Electronics, Inc.*	14	275
Allied Motion Technologies, Inc.	5	272
MYR Group, Inc.*	8	261
Teekay Corp.	38	256
ShotSpotter, Inc.*	4	245
Ducommun, Inc.*	6	245
International Seaways, Inc.*	12	240
Frontline Ltd.*	41	238
NN, Inc.	15	234
SunPower Corp. — Class A*,1	32	234
Scorpio Bulkers, Inc.	32	232
Greif, Inc. — Class B	4	231
DHT Holdings, Inc.	49	230
IntriCon Corp.*	4	225
Vishay Precision Group, Inc.*	6	224
Caesarstone Ltd.	12	223
ZAGG, Inc.*	15	221
Armstrong Flooring, Inc.*	12	217
Sterling Construction Company, Inc.*	15	215
Haynes International, Inc.	6	213
Covenant Transportation Group, Inc. — Class A*	7	203
Mistras Group, Inc.*	9	195
Park Electrochemical Corp.	10	195
Park-Ohio Holdings Corp.	5	192
Daseke, Inc.*	23	184
American Railcar Industries, Inc.[1]	4	184
Powell Industries, Inc.	5	181
Hurco Companies, Inc.	4	180
Costamare, Inc.	27	175
Heritage-Crystal Clean, Inc.*	8	171
Energy Recovery, Inc.*	19	170
CryoPort, Inc.*	13	167
VSE Corp.	5	166
Nordic American Tankers Ltd.	79	165
Turtle Beach Corp.*,1	8	160
YRC Worldwide, Inc.*	17	153
US Xpress Enterprises, Inc. — Class A*	11	152
Universal Logistics Holdings, Inc.	4	147
UFP Technologies, Inc.*	4	147
Eagle Bulk Shipping, Inc.*	26	146
Omega Flex, Inc.	2	142
Graham Corp.	5	141
Lawson Products, Inc.*	4	136
Bel Fuse, Inc. — Class B	5	132
PAM Transportation Services, Inc.*	2	130
AquaVenture Holdings Ltd.*	7	127
CECO Environmental Corp.*	16	126
Energous Corp.*	12	121
Dorian LPG Ltd.*	15	120
Radiant Logistics, Inc.*	20	118
GP Strategies Corp.*	7	118
LSB Industries, Inc.*	12	117
Infrastructure and Energy Alternatives, Inc.*	11	116
Twin Disc, Inc.*	5	115
Synalloy Corp.	5	114
Orion Group Holdings, Inc.*	15	113
FreightCar America, Inc.*	7	112
Fluidigm Corp.*	15	112
Ardmore Shipping Corp.*	17	111

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.7% (continued)
Industrial - 2.9% (continued)
Napco Security Technologies, Inc.*	7	$105
Olympic Steel, Inc.	5	104
Pure Cycle Corp.*	9	104
LB Foster Co. — Class A*	5	103
USA Truck, Inc.*	5	101
Teekay Tankers Ltd. — Class A	100	99
Northwest Pipe Co.*	5	99
General Finance Corp.*	6	96
Overseas Shipholding Group, Inc. — Class A*	30	95
nLight, Inc.*,1	4	89
Eastern Co.	3	85
Manitex International, Inc.*	8	84
IES Holdings, Inc.*	4	78
Safe Bulkers, Inc.*	27	78
Forterra, Inc.*	10	74
Sparton Corp.*	5	72
Willis Lease Finance Corp.*	2	69
Iteris, Inc.*	9	48
Genco Shipping & Trading Ltd.*	2	28
Eastman Kodak Co.*,1	9	28
Gencor Industries, Inc.*	2	24
NL Industries, Inc.*	4	24
Babcock & Wilcox Enterprises, Inc.*	18	19
Total Industrial		168,777
Consumer, Cyclical - 2.8%
Five Below, Inc.*	31	4,032
Ollie's Bargain Outlet Holdings, Inc.*	28	2,691
Planet Fitness, Inc. — Class A*	49	2,648
Texas Roadhouse, Inc. — Class A	37	2,564
Marriott Vacations Worldwide Corp.	21	2,351
American Eagle Outfitters, Inc.	90	2,235
Signet Jewelers Ltd.	33	2,176
Wolverine World Wide, Inc.	49	1,913
Deckers Outdoor Corp.*	16	1,897
FirstCash, Inc.	23	1,886
iRobot Corp.*	17	1,869
Eldorado Resorts, Inc.*	38	1,847
Spirit Airlines, Inc.*	38	1,785
Steven Madden Ltd.	33	1,746
SkyWest, Inc.	29	1,708
Roku, Inc.*	23	1,680
Churchill Downs, Inc.	6	1,666
SiteOne Landscape Supply, Inc.*	22	1,657
Cracker Barrel Old Country Store, Inc.[1]	11	1,618
Boyd Gaming Corp.	47	1,591
UniFirst Corp.	9	1,563
Dana, Inc.	82	1,531
Penn National Gaming, Inc.*	46	1,514
Dave & Buster's Entertainment, Inc.	22	1,457
Sally Beauty Holdings, Inc.*,1	79	1,453
Fox Factory Holding Corp.*	20	1,401
Beacon Roofing Supply, Inc.*	38	1,375
Altra Industrial Motion Corp.	32	1,322
Cooper-Standard Holdings, Inc.*	11	1,320
RH*,1	10	1,310
Lithia Motors, Inc. — Class A	16	1,307
DSW, Inc. — Class A	38	1,287
Cheesecake Factory, Inc.	24	1,285
Herman Miller, Inc.	33	1,267
Big Lots, Inc.	30	1,254
Dorman Products, Inc.*	16	1,231
Callaway Golf Co.	50	1,215
Anixter International, Inc.*	17	1,195
Tenneco, Inc. — Class A	28	1,180
National Vision Holdings, Inc.*	26	1,174
Jack in the Box, Inc.	14	1,174
Tupperware Brands Corp.	35	1,171
Brinker International, Inc.	25	1,168
G-III Apparel Group Ltd.*	24	1,157
Allegiant Travel Co. — Class A	9	1,141
Taylor Morrison Home Corp. — Class A*	63	1,137
Bed Bath & Beyond, Inc.	75	1,125
KB Home	47	1,124
Hawaiian Holdings, Inc.	28	1,123
Mobile Mini, Inc.	25	1,096
Wingstop, Inc.	16	1,092
Sonic Corp.	25	1,083
American Axle & Manufacturing Holdings, Inc.*	62	1,081
LCI Industries	13	1,076
TRI Pointe Group, Inc.*	85	1,054
Navistar International Corp.*	27	1,039
World Fuel Services Corp.	37	1,024
Children's Place, Inc.	8	1,022
HNI Corp.	23	1,018
Cavco Industries, Inc.*	4	1,012
Meritor, Inc.*	52	1,007
Carvana Co.*,1	17	1,005
Office Depot, Inc.	310	995
Red Rock Resorts, Inc. — Class A	37	986
Group 1 Automotive, Inc.	15	974
PriceSmart, Inc.	12	971
Triton International Ltd.	29	965
Pinnacle Entertainment, Inc.*	28	943
SeaWorld Entertainment, Inc.*	30	943
IMAX Corp.*	36	929
Sleep Number Corp.*	25	919
Bloomin' Brands, Inc.	46	910
Gentherm, Inc.*	20	909
Belmond Ltd. — Class A*	49	894
Asbury Automotive Group, Inc.*	13	894
Meritage Homes Corp.*	22	878
GameStop Corp. — Class A1	56	855
Steelcase, Inc. — Class A	46	851
Core-Mark Holding Company, Inc.	25	849
Caleres, Inc.	23	825
La-Z-Boy, Inc.	26	822
Shake Shack, Inc. — Class A*	13	819
Oxford Industries, Inc.	9	812
BJ's Restaurants, Inc.	11	794
Cooper Tire & Rubber Co.	28	792

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.7% (continued)
Consumer, Cyclical - 2.8% (continued)
Crocs, Inc.*	37	$788
Abercrombie & Fitch Co. — Class A	37	781
Interface, Inc. — Class A	33	771
Papa John's International, Inc.[1]	15	769
Scientific Games Corp. — Class A*	30	762
Cannae Holdings, Inc.*	36	754
Rite Aid Corp.*	587	751
Dine Brands Global, Inc.	9	732
At Home Group, Inc.*	23	725
Methode Electronics, Inc.	20	724
Guess?, Inc.	32	723
MDC Holdings, Inc.	24	710
BMC Stock Holdings, Inc.*	38	709
Rush Enterprises, Inc. — Class A	17	668
Tailored Brands, Inc.	26	655
H&E Equipment Services, Inc.	17	642
Standard Motor Products, Inc.	13	640
Knoll, Inc.	27	633
Wabash National Corp.	34	620
BJ's Wholesale Club Holdings, Inc.*	23	616
Chico's FAS, Inc.	71	616
International Speedway Corp. — Class A1	14	613
Dillard's, Inc. — Class A1	8	611
Fossil Group, Inc.*	26	605
Malibu Boats, Inc. — Class A*	11	602
Liberty TripAdvisor Holdings, Inc. — Class A*	40	594
AMC Entertainment Holdings, Inc. — Class A1	28	574
Winnebago Industries, Inc.	17	564
Vista Outdoor, Inc.*	31	555
Freshpet, Inc.*	15	550
Ruth's Hospitality Group, Inc.	17	536
Douglas Dynamics, Inc.	12	527
Acushnet Holdings Corp.	19	521
ScanSource, Inc.*	13	519
Express, Inc.*	46	509
Denny's Corp.*	34	500
LGI Homes, Inc.*	10	474
Hudson Ltd. — Class A*	21	474
Genesco, Inc.*	10	471
St. Joe Co.*	28	470
Installed Building Products, Inc.*	12	468
National CineMedia, Inc.	43	455
Ascena Retail Group, Inc.*	94	430
Skyline Champion Corp.	15	429
Marcus Corp.	10	420
GMS, Inc.*	18	418
Party City Holdco, Inc.*,1	30	407
Boot Barn Holdings, Inc.*	14	398
Conn's, Inc.*	11	389
Regis Corp.*	19	388
Modine Manufacturing Co.*	26	387
Movado Group, Inc.	9	377
Fiesta Restaurant Group, Inc.*	14	374
Century Communities, Inc.*	14	368
PetMed Express, Inc.[1]	11	363
Camping World Holdings, Inc. — Class A1	17	362
M/I Homes, Inc.*	15	359
MCBC Holdings, Inc.*	10	359
Universal Electronics, Inc.*	9	354
Buckle, Inc.[1]	15	346
Kimball International, Inc. — Class B	20	335
Tower International, Inc.[1]	11	333
Ethan Allen Interiors, Inc.	16	332
Winmark Corp.	2	332
Red Robin Gourmet Burgers, Inc.*	8	321
MarineMax, Inc.*	14	297
Carrols Restaurant Group, Inc.*	20	292
Zumiez, Inc.*	11	290
EZCORP, Inc. — Class A*	27	289
William Lyon Homes — Class A*	18	286
J.C. Penney Company, Inc.*,1	169	281
Johnson Outdoors, Inc. — Class A	3	279
BBX Capital Corp.	37	275
Monarch Casino & Resort, Inc.*	6	273
REV Group, Inc.[1]	17	267
Spartan Motors, Inc.	18	265
Golden Entertainment, Inc.*	11	264
Cato Corp. — Class A	12	252
Sonic Automotive, Inc. — Class A	13	252
Lumber Liquidators Holdings, Inc.*	16	248
Essendant, Inc.	19	244
Nautilus, Inc.*	17	237
Hooker Furniture Corp.	7	236
Chuy's Holdings, Inc.*	9	236
PetIQ, Inc.*	6	236
America's Car-Mart, Inc.*	3	235
Motorcar Parts of America, Inc.*	10	234
PC Connection, Inc.	6	233
Shoe Carnival, Inc.	6	231
Eros International plc*	19	229
Unifi, Inc.*	8	227
Hibbett Sports, Inc.*	12	226
Superior Industries International, Inc.	13	222
Haverty Furniture Companies, Inc.	10	221
Nexeo Solutions, Inc.*	18	221
Veritiv Corp.*	6	218
Del Taco Restaurants, Inc.*	18	213
Citi Trends, Inc.	7	201
Titan International, Inc.	27	200
Systemax, Inc.	6	198
Blue Bird Corp.*	8	196
Perry Ellis International, Inc.*	7	191
Barnes & Noble, Inc.	32	186
Vera Bradley, Inc.*	12	183
GNC Holdings, Inc. — Class A*	44	182
Biglari Holdings, Inc. — Class B*	1	181

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.7% (continued)
Consumer, Cyclical - 2.8% (continued)
Lindblad Expeditions Holdings, Inc.*	12	$178
Weyco Group, Inc.	5	176
Habit Restaurants, Inc. — Class A*	11	175
Tilly's, Inc. — Class A	9	171
Beazer Homes USA, Inc.*	16	168
Funko, Inc. — Class A*	7	166
Miller Industries, Inc.	6	161
BlueLinx Holdings, Inc.*	5	157
Tile Shop Holdings, Inc.	22	157
Duluth Holdings, Inc. — Class B*	5	157
Bojangles', Inc.*	10	157
Titan Machinery, Inc.*	10	155
El Pollo Loco Holdings, Inc.*	12	151
Daktronics, Inc.	19	149
RCI Hospitality Holdings, Inc.	5	148
Potbelly Corp.*	12	148
Commercial Vehicle Group, Inc.*	16	147
Culp, Inc.	6	145
Reading International, Inc. — Class A*	9	142
AV Homes, Inc.*	7	140
Zoe's Kitchen, Inc.*	11	140
Green Brick Partners, Inc.*	13	131
Sonos, Inc.*	8	128
Bassett Furniture Industries, Inc.	6	127
Speedway Motorsports, Inc.	7	125
Del Frisco's Restaurant Group, Inc.*	15	124
Clarus Corp.	11	122
Barnes & Noble Education, Inc.*	21	121
Flexsteel Industries, Inc.	4	119
Marine Products Corp.	5	114
Rocky Brands, Inc.	4	113
Red Lion Hotels Corp.*	9	113
Century Casinos, Inc.*	15	112
Sportsman's Warehouse Holdings, Inc.*	19	111
Hovnanian Enterprises, Inc. — Class A*	69	110
Foundation Building Materials, Inc.*	8	100
Superior Group of Companies, Inc.	5	95
Gaia, Inc.*	6	92
Bluegreen Vacations Corp.	5	89
Container Store Group, Inc.*	8	89
Hamilton Beach Brands Holding Co. — Class A	4	88
Noodles & Co.*,1	7	85
J Alexander's Holdings, Inc.*	7	83
Kirkland's, Inc.*	8	81
Rush Enterprises, Inc. — Class B	2	80
EnviroStar, Inc.	2	78
Town Sports International Holdings, Inc.*	9	78
Escalade, Inc.	6	77
Lifetime Brands, Inc.	7	76
Francesca's Holdings Corp.*	20	74
Mesa Air Group, Inc.*,1	5	69
Pier 1 Imports, Inc.	43	64
New York & Company, Inc.*	16	62
New Home Company, Inc.*	7	56
Big 5 Sporting Goods Corp.[1]	11	56
J. Jill, Inc.*	9	56
Castle Brands, Inc.*	48	51
Sears Holdings Corp.*	22	21
Empire Resorts, Inc.*	2	19
Purple Innovation, Inc.*	2	12
Total Consumer, Cyclical		163,637
Technology - 2.1%
Integrated Device Technology, Inc.*	68	3,197
HubSpot, Inc.*	20	3,019
Blackbaud, Inc.	26	2,638
MAXIMUS, Inc.	39	2,537
CACI International, Inc. — Class A*	13	2,394
Coupa Software, Inc.*	29	2,294
Medidata Solutions, Inc.*	31	2,273
New Relic, Inc.*	24	2,262
Entegris, Inc.	77	2,229
Cree, Inc.*	57	2,159
j2 Global, Inc.	26	2,154
Silicon Laboratories, Inc.*	23	2,111
Perspecta, Inc.	81	2,083
Semtech Corp.*	37	2,057
Lumentum Holdings, Inc.*	34	2,038
Science Applications International Corp.	23	1,854
Verint Systems, Inc.*	36	1,804
ACI Worldwide, Inc.*	64	1,801
Qualys, Inc.*	19	1,693
Bottomline Technologies DE, Inc.*	22	1,600
Cornerstone OnDemand, Inc.*	28	1,589
Allscripts Healthcare Solutions, Inc.*	111	1,582
Box, Inc. — Class A*	65	1,554
CommVault Systems, Inc.*	22	1,540
Mercury Systems, Inc.*	27	1,494
Envestnet, Inc.*	24	1,463
Cabot Microelectronics Corp.	14	1,444
Omnicell, Inc.*	20	1,438
Brooks Automation, Inc.	38	1,331
ExlService Holdings, Inc.*	20	1,324
Five9, Inc.*	30	1,311
Avaya Holdings Corp.*	58	1,284
Cirrus Logic, Inc.*	32	1,235
Convergys Corp.	50	1,187
Advanced Energy Industries, Inc.*	22	1,136
3D Systems Corp.*	60	1,134
Varonis Systems, Inc.*	15	1,099
Yext, Inc.*	46	1,090
Power Integrations, Inc.	17	1,074
Blackline, Inc.*	19	1,073
NetScout Systems, Inc.*	41	1,035
Ebix, Inc.	13	1,029
Insight Enterprises, Inc.*	19	1,028

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.7% (continued)
Technology - 2.1% (continued)
Evolent Health, Inc. — Class A*,1	36	$1,022
Cloudera, Inc.*	57	1,006
ManTech International Corp. — Class A	15	949
MINDBODY, Inc. — Class A*	23	935
SailPoint Technologies Holding, Inc.*	27	919
SPS Commerce, Inc.*	9	893
Progress Software Corp.	25	882
Inphi Corp.*	23	874
Alteryx, Inc. — Class A*	15	858
Electronics for Imaging, Inc.*	25	852
Hortonworks, Inc.*	37	844
MicroStrategy, Inc. — Class A*	6	844
Synaptics, Inc.*	18	821
Syntel, Inc.*	20	820
TiVo Corp.	65	809
Everbridge, Inc.*	14	807
Virtusa Corp.*	15	806
LivePerson, Inc.*	30	778
Pitney Bowes, Inc.	104	736
Tabula Rasa HealthCare, Inc.*	9	731
CSG Systems International, Inc.	18	722
Rapid7, Inc.*	19	701
Diodes, Inc.*	21	699
Altair Engineering, Inc. — Class A*	16	695
MaxLinear, Inc. — Class A*	34	676
Apptio, Inc. — Class A*	18	665
CTS Corp.	19	652
Rambus, Inc.*	59	644
Sykes Enterprises, Inc.*	21	640
Appfolio, Inc. — Class A*	8	627
Stratasys Ltd.*	27	624
ForeScout Technologies, Inc.*	16	604
Instructure, Inc.*	17	602
Workiva, Inc.*	15	592
Vocera Communications, Inc.*	16	585
NextGen Healthcare, Inc.*	29	582
Carbonite, Inc.*	16	570
PROS Holdings, Inc.*	16	560
SendGrid, Inc.*	15	552
Unisys Corp.*	27	551
MTS Systems Corp.	10	547
FormFactor, Inc.*	39	536
Lattice Semiconductor Corp.*	65	520
MACOM Technology Solutions Holdings, Inc.*	25	515
Benefitfocus, Inc.*	12	485
Cray, Inc.*	22	473
Cision Ltd.*	28	470
Nanometrics, Inc.*	12	450
Monotype Imaging Holdings, Inc.	22	444
Glu Mobile, Inc.*	58	432
Rudolph Technologies, Inc.*	17	416
Amkor Technology, Inc.*	55	407
Cohu, Inc.	16	402
Xcerra Corp.*	28	400
Xperi Corp.	26	386
CEVA, Inc.*	13	374
Inovalon Holdings, Inc. — Class A*	37	372
Photronics, Inc.*	37	364
Engility Holdings, Inc.*	10	360
Axcelis Technologies, Inc.*	18	354
Wesco Aircraft Holdings, Inc.*	31	349
Impinj, Inc.*	14	348
QAD, Inc. — Class A	6	340
PlayAGS, Inc.*	11	324
OneSpan, Inc.*	17	324
Donnelley Financial Solutions, Inc.*	18	323
Upland Software, Inc.*	9	291
Ultra Clean Holdings, Inc.*	22	276
Presidio, Inc.	18	275
Tenable Holdings, Inc.*	7	272
Veeco Instruments, Inc.*	26	267
Daily Journal Corp.*	1	241
InnerWorkings, Inc.*	30	238
Immersion Corp.*	22	233
KeyW Holding Corp.*	26	225
Digimarc Corp.*	7	220
USA Technologies, Inc.*	30	216
TTEC Holdings, Inc.	8	207
Model N, Inc.*	13	206
Digi International, Inc.*	15	202
MobileIron, Inc.*	38	201
Exela Technologies, Inc.*	26	185
Diebold Nixdorf, Inc.[1]	41	184
American Software, Inc. — Class A	15	182
Avalara, Inc.*	5	175
SMART Global Holdings, Inc.*	6	172
Computer Programs & Systems, Inc.	6	161
Brightcove, Inc.*	19	160
PAR Technology Corp.*	7	156
AXT, Inc.*	21	150
Aquantia Corp.*	11	141
PDF Solutions, Inc.*	15	135
Agilysys, Inc.*	8	130
ConvergeOne Holdings, Inc.	14	130
Alpha & Omega Semiconductor Ltd.*	11	128
Mitek Systems, Inc.*	18	127
Amber Road, Inc.*	13	125
Simulations Plus, Inc.	6	121
Castlight Health, Inc. — Class B*	41	111
Avid Technology, Inc.*	16	95
Asure Software, Inc.*	7	87
Information Services Group, Inc.*	18	86
Telenav, Inc.*	17	86
Domo, Inc. — Class B*	4	86
Carbon Black, Inc.*	4	85
Park City Group, Inc.*	8	81
Vuzix Corp.*,1	12	79
Kopin Corp.*	32	77
Adesto Technologies Corp.*	13	77
Maxwell Technologies, Inc.*	21	73
Remark Holdings, Inc.*	21	67

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.7% (continued)
Technology - 2.1% (continued)
SecureWorks Corp. — Class A*	4	$59
ACM Research, Inc. — Class A*	4	44
Veritone, Inc.*	4	42
Rimini Street, Inc.*	5	32
Majesco*	3	23
NantHealth, Inc.*	11	17
Total Technology		121,554
Communications - 1.4%
Etsy, Inc.*	66	3,391
Trade Desk, Inc. — Class A*	17	2,566
Ciena Corp.*	79	2,468
Yelp, Inc. — Class A*	45	2,214
World Wrestling Entertainment, Inc. — Class A	22	2,128
Nexstar Media Group, Inc. — Class A	26	2,116
Stamps.com, Inc.*	9	2,036
LiveRamp Holdings, Inc.*	40	1,976
ViaSat, Inc.*,1	29	1,855
Vonage Holdings Corp.*	124	1,756
New York Times Co. — Class A	73	1,690
InterDigital, Inc.	20	1,600
TEGNA, Inc.	122	1,459
Liberty Expedia Holdings, Inc. — Class A*	31	1,458
Cargurus, Inc.*	26	1,448
Viavi Solutions, Inc.*	127	1,440
Cars.com, Inc.*	52	1,436
Pandora Media, Inc.*,1	144	1,370
Cogent Communications Holdings, Inc.	24	1,339
Liberty Latin America Ltd. — Class C*	63	1,300
Q2 Holdings, Inc.*	21	1,272
Iridium Communications, Inc.*	54	1,215
Shutterfly, Inc.*	18	1,186
Finisar Corp.*	61	1,162
Plantronics, Inc.	19	1,146
Meredith Corp.	22	1,123
Sinclair Broadcast Group, Inc. — Class A	39	1,106
NETGEAR, Inc.*	17	1,068
Maxar Technologies Ltd.	32	1,058
8x8, Inc.*	48	1,020
Shenandoah Telecommunications Co.	26	1,007
GTT Communications, Inc.*,1	22	955
Groupon, Inc. — Class A*	247	931
Imperva, Inc.*	20	929
MSG Networks, Inc. — Class A*	36	929
ePlus, Inc.*	9	834
Oclaro, Inc.*	91	814
Gray Television, Inc.*	45	788
Boingo Wireless, Inc.*	21	733
Intelsat S.A.*	24	720
TrueCar, Inc.*	51	719
Scholastic Corp.	15	700
Quotient Technology, Inc.*	43	666
Acacia Communications, Inc.*	15	621
Gannett Company, Inc.	61	611
Web.com Group, Inc.*	21	586
Infinera Corp.*	79	577
Shutterstock, Inc.	10	546
Liberty Media Corporation-Liberty Braves — Class C*	20	545
Entercom Communications Corp. — Class A1	68	537
New Media Investment Group, Inc.	34	534
CalAmp Corp.*	22	527
Liberty Latin America Ltd. — Class A*	25	521
NIC, Inc.	35	518
Perficient, Inc.*,1	19	506
Consolidated Communications Holdings, Inc.	38	496
ADTRAN, Inc.	27	477
Comtech Telecommunications Corp.	13	471
XO Group, Inc.*	13	448
ORBCOMM, Inc.*	41	445
ATN International, Inc.[1]	6	443
HealthStream, Inc.	14	434
EW Scripps Co. — Class A	26	429
Houghton Mifflin Harcourt Co.*	55	385
Cincinnati Bell, Inc.*	24	383
Frontier Communications Corp.[1]	55	357
Extreme Networks, Inc.*	65	356
Endurance International Group Holdings, Inc.*	39	343
Tucows, Inc. — Class A*	6	335
Overstock.com, Inc.*,1	12	332
Quantenna Communications, Inc.*	18	332
Zscaler, Inc.*,1	8	326
Loral Space & Communications, Inc.*	7	318
NII Holdings, Inc.*	50	293
Limelight Networks, Inc.*	57	286
QuinStreet, Inc.*	20	271
WideOpenWest, Inc.*	23	258
Harmonic, Inc.*	44	242
TechTarget, Inc.*	11	214
Casa Systems, Inc.*	14	206
Ribbon Communications, Inc.*	28	191
Calix, Inc.*	23	186
Spok Holdings, Inc.	12	185
Meet Group, Inc.*	37	183
MDC Partners, Inc. — Class A*	43	178
1-800-Flowers.com, Inc. — Class A*	15	177
Entravision Communications Corp. — Class A	36	176
ChannelAdvisor Corp.*	14	174
Central European Media Enterprises Ltd. — Class A*	46	172
pdvWireless, Inc.*	5	169
Ooma, Inc.*	10	166
A10 Networks, Inc.*	27	164
tronc, Inc.*	10	163
Gogo, Inc.*	31	161
Zix Corp.*	28	155

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.7% (continued)
Communications - 1.4% (continued)
NeoPhotonics Corp.*,1	18	$149
RigNet, Inc.*	7	142
Preformed Line Products Co.	2	141
Internap Corp.*	11	139
Liberty Media Corporation-Liberty Braves — Class A*	5	136
HC2 Holdings, Inc.*	22	135
Hemisphere Media Group, Inc.*	9	126
Lands' End, Inc.*	7	123
Clear Channel Outdoor Holdings, Inc. — Class A	20	119
VirnetX Holding Corp.*	24	112
KVH Industries, Inc.*	8	105
Windstream Holdings, Inc.*	21	103
Telaria, Inc.*	25	95
Leaf Group Ltd.*	9	90
Boston Omaha Corp. — Class A*	3	90
Liquidity Services, Inc.*	14	89
Clearfield, Inc.*	6	81
Cardlytics, Inc.*	3	75
eGain Corp.*	9	73
Saga Communications, Inc. — Class A	2	72
Aerohive Networks, Inc.*	17	70
Travelzoo*	4	47
DASAN Zhone Solutions, Inc.*	3	43
Fluent, Inc.*	18	39
Fusion Connect, Inc.*	11	28
Beasley Broadcast Group, Inc. — Class A	4	28
Value Line, Inc.	1	25
LiveXLive Media, Inc.*	3	12
Total Communications		79,723
Energy - 1.1%
Oasis Petroleum, Inc.*	152	2,155
Delek US Holdings, Inc.	47	1,994
McDermott International, Inc.*	101	1,861
Matador Resources Co.*	55	1,818
PDC Energy, Inc.*	37	1,811
Southwestern Energy Co.*	330	1,686
Oceaneering International, Inc.*	56	1,546
Denbury Resources, Inc.*	240	1,488
Peabody Energy Corp.	41	1,461
Callon Petroleum Co.*	119	1,427
Murphy USA, Inc.*	16	1,367
Rowan Companies plc — Class A*	72	1,356
California Resources Corp.*	26	1,262
Dril-Quip, Inc.*	24	1,254
Arch Coal, Inc. — Class A	14	1,252
SRC Energy, Inc.*	136	1,209
Carrizo Oil & Gas, Inc.*	46	1,159
Ormat Technologies, Inc.	21	1,136
Oil States International, Inc.*	34	1,129
Ocean Rig UDW, Inc. — Class A*	31	1,073
Gulfport Energy Corp.*	97	1,010
SemGroup Corp. — Class A	44	970
NOW, Inc.*	58	960
Noble Corporation plc*	132	928
Pattern Energy Group, Inc. — Class A	45	894
MRC Global, Inc.*	47	882
Archrock, Inc.	71	866
US Silica Holdings, Inc.	45	847
Superior Energy Services, Inc.*	82	799
C&J Energy Services, Inc.*	37	770
Helix Energy Solutions Group, Inc.*	77	761
Unit Corp.*	29	756
Diamond Offshore Drilling, Inc.*,1	36	720
Laredo Petroleum, Inc.*	87	711
ProPetro Holding Corp.*	40	660
CONSOL Energy, Inc.*	16	653
Sunrun, Inc.*	51	635
Warrior Met Coal, Inc.	23	622
Renewable Energy Group, Inc.*	20	576
Penn Virginia Corp.*	7	564
SEACOR Holdings, Inc.*	11	544
Jagged Peak Energy, Inc.*,1	37	512
Liberty Oilfield Services, Inc. — Class A1	23	496
Newpark Resources, Inc.*	47	486
Exterran Corp.*	18	478
W&T Offshore, Inc.*	49	472
Keane Group, Inc.*	38	470
TerraForm Power, Inc. — Class A	40	462
Forum Energy Technologies, Inc.*	44	455
Resolute Energy Corp.*,1	12	454
Thermon Group Holdings, Inc.*	17	438
Northern Oil and Gas, Inc.*	102	408
SunCoke Energy, Inc.*	35	407
Tellurian, Inc.*	44	395
Green Plains, Inc.	22	378
WildHorse Resource Development Corp.*	16	378
Par Pacific Holdings, Inc.*	18	367
CVR Energy, Inc.	9	362
Talos Energy, Inc.*	11	361
KLX Energy Services Holdings, Inc.*	11	359
Frank's International N.V.*	41	356
Matrix Service Co.*	14	345
Bonanza Creek Energy, Inc.*	11	328
DMC Global, Inc.	8	326
Halcon Resources Corp.*,1	71	317
Ring Energy, Inc.*	32	317
REX American Resources Corp.*	4	302
HighPoint Resources Corp.*	61	298
Select Energy Services, Inc. — Class A*	25	296
TETRA Technologies, Inc.*	64	289
Solaris Oilfield Infrastructure, Inc. — Class A*	14	264
FutureFuel Corp.	14	260
Nine Energy Service, Inc.*	8	245
Enphase Energy, Inc.*	49	238
Plug Power, Inc.*	120	230
TPI Composites, Inc.*	8	228
Alta Mesa Resources, Inc.*	53	222
Bristow Group, Inc.*	17	206

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.7% (continued)
Energy - 1.1% (continued)
Mammoth Energy Services, Inc.	7	$204
FTS International, Inc.*	17	200
Abraxas Petroleum Corp.*	85	198
SandRidge Energy, Inc.*	18	196
Clean Energy Fuels Corp.*	74	193
Panhandle Oil and Gas, Inc. — Class A	9	166
Advanced Emissions Solutions, Inc.	13	155
Evolution Petroleum Corp.	14	155
Trecora Resources*	11	154
Natural Gas Services Group, Inc.*	7	148
Era Group, Inc.*	11	136
Amyris, Inc.*	16	127
Berry Petroleum Corp.	7	123
Lilis Energy, Inc.*	25	122
Pioneer Energy Services Corp.*	41	121
SilverBow Resources, Inc.*	4	107
Earthstone Energy, Inc. — Class A*	11	103
Basic Energy Services, Inc.*	10	100
Ultra Petroleum Corp.*	89	100
NCS Multistage Holdings, Inc.*	6	99
NACCO Industries, Inc. — Class A	3	98
Sanchez Energy Corp.*	41	94
ION Geophysical Corp.*	6	93
Cloud Peak Energy, Inc.*	39	90
Independence Contract Drilling, Inc.*	18	89
Adams Resources & Energy, Inc.	2	85
Vivint Solar, Inc.*,1	16	83
CARBO Ceramics, Inc.*	11	80
Gulfmark Offshore, Inc.*	2	75
Dawson Geophysical Co.*	12	74
Midstates Petroleum Company, Inc.*	8	71
Goodrich Petroleum Corp.*	5	70
Flotek Industries, Inc.*	29	70
Key Energy Services, Inc.*,1	6	69
PHI, Inc.*	7	65
Eclipse Resources Corp.*	48	57
Hallador Energy Co.	9	56
Smart Sand, Inc.*	12	49
Approach Resources, Inc.*	22	49
FuelCell Energy, Inc.*	45	48
EP Energy Corp. — Class A*	18	42
Profire Energy, Inc.*	13	41
Zion Oil & Gas, Inc.*	28	36
NextDecade Corp.*	4	23
Ramaco Resources, Inc.*	3	22
Quintana Energy Services, Inc.*	3	22
Nuverra Environmental Solutions, Inc.*	1	11
Rosehill Resources, Inc.*	1	6
Total Energy		63,352
Basic Materials - 0.7%
Ingevity Corp.*	23	2,343
Cleveland-Cliffs, Inc.*	164	2,076
Allegheny Technologies, Inc.*	70	2,068
Balchem Corp.	18	2,018
PolyOne Corp.	44	1,924
Sensient Technologies Corp.	23	1,760
Rogers Corp.*	11	1,620
Quaker Chemical Corp.	8	1,618
Carpenter Technology Corp.	25	1,474
HB Fuller Co.	28	1,447
Minerals Technologies, Inc.	20	1,352
Commercial Metals Co.	64	1,313
Compass Minerals International, Inc.	19	1,277
Ferro Corp.*	45	1,045
GCP Applied Technologies, Inc.*	38	1,009
Innospec, Inc.	13	998
Kaiser Aluminum Corp.	9	981
Stepan Co.	11	957
AK Steel Holding Corp.*	173	848
Kraton Corp.*	17	801
Neenah, Inc.	9	777
Materion Corp.	12	726
Hecla Mining Co.	249	695
Schweitzer-Mauduit International, Inc.	17	651
Tronox Ltd. — Class A	51	609
Rayonier Advanced Materials, Inc.	33	608
Verso Corp. — Class A*	18	606
KMG Chemicals, Inc.	8	604
AdvanSix, Inc.*	17	577
Coeur Mining, Inc.*	99	528
Codexis, Inc.*	29	497
Innophos Holdings, Inc.	11	488
Tahoe Resources, Inc.*	173	483
PH Glatfelter Co.	24	459
Schnitzer Steel Industries, Inc. — Class A	14	379
PQ Group Holdings, Inc.*	21	367
Koppers Holdings, Inc.*	11	343
Century Aluminum Co.*	27	323
American Vanguard Corp.	15	270
Clearwater Paper Corp.*	9	267
OMNOVA Solutions, Inc.*	23	227
Landec Corp.*	15	216
Kronos Worldwide, Inc.	13	211
Hawkins, Inc.	5	207
Intrepid Potash, Inc.*	51	183
Gold Resource Corp.	29	149
Covia Holdings Corp.*	16	143
Uranium Energy Corp.*	83	143
Energy Fuels, Inc.*	43	141
Oil-Dri Corporation of America	3	116
AgroFresh Solutions, Inc.*	17	106
Universal Stainless & Alloy Products, Inc.*	4	102
Ryerson Holding Corp.*	9	102
Shiloh Industries, Inc.*	8	88
United States Lime & Minerals, Inc.	1	79
Valhi, Inc.	14	32
Total Basic Materials		41,431

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 21.7% (continued)
Utilities - 0.6%
IDACORP, Inc.	30	$2,977
ONE Gas, Inc.	29	2,386
New Jersey Resources Corp.	49	2,259
Portland General Electric Co.	48	2,189
ALLETE, Inc.	28	2,100
Southwest Gas Holdings, Inc.	26	2,055
Spire, Inc.	27	1,986
Avista Corp.	36	1,820
Black Hills Corp.	31	1,801
PNM Resources, Inc.	45	1,775
South Jersey Industries, Inc.	48	1,693
NorthWestern Corp.	26	1,525
El Paso Electric Co.	23	1,316
American States Water Co.	21	1,284
MGE Energy, Inc.	19	1,213
California Water Service Group	27	1,158
Northwest Natural Gas Co.	17	1,137
Otter Tail Corp.	22	1,054
Chesapeake Utilities Corp.	9	755
Clearway Energy, Inc. — Class C	36	693
SJW Group	10	611
Connecticut Water Service, Inc.	7	486
Middlesex Water Co.	9	436
Unitil Corp.	8	407
Clearway Energy, Inc. — Class A	19	362
York Water Co.	7	213
PICO Holdings, Inc.*	15	188
Atlantic Power Corp.*	68	150
Artesian Resources Corp. — Class A	4	147
Ameresco, Inc. — Class A*	10	136
Consolidated Water Company Ltd.	8	111
RGC Resources, Inc.	4	107
Global Water Resources, Inc.	6	63
Spark Energy, Inc. — Class A	6	50
Total Utilities		36,643
Total Common Stocks
(Cost $1,066,275)		1,261,146

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19*	1	–
Total Warrants
(Cost $–)		–

RIGHTS††† - 0.0%
Nexstar Media Group, Inc.*,2	207	–
A Schulman, Inc.*,2	20	–
Omthera Pharmaceuticals, Inc.*,2	10	–
Tobira Therapeutics, Inc.*,2	7	–
Total Rights
(Cost $–)		–

MUTUAL FUNDS† - 53.5%
Guggenheim Strategy Fund I3	62,207	1,558,282
Guggenheim Strategy Fund II3	61,909	1,546,480
Total Mutual Funds
(Cost $3,102,863)		3,104,762

	Face Amount
U.S. TREASURY BILLS†† - 6.7%
U.S. Treasury Bills
2.11% due 12/13/18[4,5]	$300,000	298,706
2.00% due 10/25/18[5,6]	91,000	90,874
Total U.S. Treasury Bills
(Cost $389,578)		389,580

REPURCHASE AGREEMENTS††,7 - 15.3%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[4]	488,822	488,822
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[4]	241,523	241,523
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[4]	161,016	161,016
Total Repurchase Agreements
(Cost $891,361)		891,361

	Shares
SECURITIES LENDING COLLATERAL†,8 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[9]	30,266	30,266
Total Securities Lending Collateral
(Cost $30,266)		30,266
Total Investments - 97.7%
(Cost $5,480,343)		$5,677,115
Other Assets & Liabilities, net - 2.3%		133,870
Total Net Assets - 100.0%		$5,810,985

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	2	Dec 2018	$170,130	$577

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	2.20%	At Maturity	10/31/18	4,307	$7,307,892	$11,725
BNP Paribas	Russell 2000 Index	2.26%	At Maturity	10/29/18	775	1,315,537	4,688
Goldman Sachs International	Russell 2000 Index	2.05%	At Maturity	10/29/18	936	1,588,057	4,675
						$10,211,486	$21,088

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at September 30, 2018. The total market value of fair valued securities amounts to $0, (cost $0), or less than 0.1% of total net assets.
[3]	Affiliated issuer.
[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.
[5]	Rate indicated is the effective yield at the time of purchase.
[6]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[7]	Repurchase Agreements — See Note 4.
[8]	Securities lending collateral — See Note 5.
[9]	Rate indicated is the 7-day yield as of September 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$1,261,146	$—		$—		$1,261,146
Warrants	—	—	*	—		—
Rights	—	—		—	*	—
Mutual Funds	3,104,762	—		—		3,104,762
U.S. Treasury Bills	—	389,580		—		389,580
Repurchase Agreements	—	891,361		—		891,361
Securities Lending Collateral	30,266	—		—		30,266
Equity Futures Contracts**	577	—		—		577
Equity Index Swap Agreements**	—	21,088		—		21,088
Total Assets	$4,396,751	$1,302,029		$—		$5,698,780

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$1,630,101	$9,228,810	$(9,300,000)	$(487)	$(142)	$1,558,282	62,207	$28,889
Guggenheim Strategy Fund II	1,117,448	4,590,625	(4,160,000)	(1,005)	(588)	1,546,480	61,909	30,657
	$2,747,549	$13,819,435	$(13,460,000)	$(1,492)	$(730)	$3,104,762		$59,546

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 9.9%
Consumer, Non-cyclical - 2.2%
Johnson & Johnson	530	$73,230
Pfizer, Inc.	1,158	51,033
UnitedHealth Group, Inc.	191	50,814
Procter & Gamble Co.	491	40,866
Merck & Company, Inc.	525	37,244
Coca-Cola Co.	757	34,966
PepsiCo, Inc.	279	31,192
AbbVie, Inc.	299	28,279
Amgen, Inc.	128	26,533
Medtronic plc	267	26,265
Abbott Laboratories	346	25,383
Philip Morris International, Inc.	307	25,033
Altria Group, Inc.	372	22,435
PayPal Holdings, Inc.*	233	20,467
Eli Lilly & Co.	189	20,282
Bristol-Myers Squibb Co.	322	19,990
Gilead Sciences, Inc.	257	19,843
Thermo Fisher Scientific, Inc.	79	19,282
CVS Health Corp.	200	15,744
Biogen, Inc.*	40	14,132
Anthem, Inc.	51	13,976
Becton Dickinson and Co.	53	13,833
Aetna, Inc.	65	13,185
Danaher Corp.	121	13,148
Automatic Data Processing, Inc.	86	12,957
Intuitive Surgical, Inc.*	22	12,628
Celgene Corp.*	139	12,439
Mondelez International, Inc. — Class A	289	12,415
Allergan plc	63	12,000
Colgate-Palmolive Co.	172	11,515
Stryker Corp.	61	10,838
Illumina, Inc.*	29	10,645
Express Scripts Holding Co.*	111	10,546
Boston Scientific Corp.*	273	10,510
Cigna Corp.	48	9,996
Vertex Pharmaceuticals, Inc.*	51	9,830
S&P Global, Inc.	50	9,770
Humana, Inc.	27	9,140
Zoetis, Inc.	95	8,698
Kimberly-Clark Corp.	69	7,841
Ecolab, Inc.	50	7,839
Baxter International, Inc.	98	7,555
HCA Healthcare, Inc.	53	7,373
Constellation Brands, Inc. — Class A	34	7,331
Edwards Lifesciences Corp.*	41	7,138
Sysco Corp.	94	6,885
Kraft Heinz Co.	122	6,723
Estee Lauder Companies, Inc. — Class A	44	6,394
Alexion Pharmaceuticals, Inc.*	44	6,116
Regeneron Pharmaceuticals, Inc.*	15	6,061
Centene Corp.*	41	5,936
Archer-Daniels-Midland Co.	111	5,580
Moody's Corp.	33	5,518
Align Technology, Inc.*	14	5,477
Zimmer Biomet Holdings, Inc.	41	5,390
McKesson Corp.	39	5,173
General Mills, Inc.	118	5,065
Kroger Co.	157	4,570
Monster Beverage Corp.*	78	4,546
IDEXX Laboratories, Inc.*	17	4,244
IQVIA Holdings, Inc.*	32	4,152
ABIOMED, Inc.*	9	4,048
Verisk Analytics, Inc. — Class A*	33	3,978
Global Payments, Inc.	31	3,949
Clorox Co.	26	3,911
FleetCor Technologies, Inc.*	17	3,873
IHS Markit Ltd.*	71	3,831
Mylan N.V.*	102	3,733
Kellogg Co.	50	3,501
Laboratory Corporation of America Holdings*	20	3,474
Tyson Foods, Inc. — Class A	58	3,453
Cintas Corp.	17	3,363
Total System Services, Inc.	34	3,357
ResMed, Inc.	29	3,345
Cardinal Health, Inc.	61	3,294
WellCare Health Plans, Inc.*	10	3,205
McCormick & Company, Inc.	24	3,162
Equifax, Inc.	24	3,134
AmerisourceBergen Corp. — Class A	32	2,951
Quest Diagnostics, Inc.	27	2,914
Hershey Co.	28	2,856
Gartner, Inc.*	18	2,853
Church & Dwight Company, Inc.	48	2,850
Cooper Companies, Inc.	10	2,771
United Rentals, Inc.*	16	2,618
Conagra Brands, Inc.	77	2,616
Henry Schein, Inc.*	30	2,551
Incyte Corp.*	35	2,418
Molson Coors Brewing Co. — Class B	37	2,276
JM Smucker Co.	22	2,257
Hologic, Inc.*	54	2,213
Universal Health Services, Inc. — Class B	17	2,173
Hormel Foods Corp.	54	2,128
Nektar Therapeutics*	34	2,073
Varian Medical Systems, Inc.*	18	2,015
Nielsen Holdings plc	70	1,936
Avery Dennison Corp.	17	1,842
DaVita, Inc.*	25	1,791
Perrigo Company plc	25	1,770
Robert Half International, Inc.	24	1,689
Western Union Co.	88	1,677
Brown-Forman Corp. — Class B	33	1,668
Dentsply Sirona, Inc.	44	1,661
Campbell Soup Co.	39	1,429
Rollins, Inc.	19	1,153
Coty, Inc. — Class A	89	1,118
Envision Healthcare Corp.*	24	1,097
H&R Block, Inc.	40	1,030
Quanta Services, Inc.*	29	968
Total Consumer, Non-cyclical		1,077,962

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 9.9% (continued)
Financial - 1.7%
Berkshire Hathaway, Inc. — Class B*	386	$82,646
JPMorgan Chase & Co.	663	74,813
Bank of America Corp.	1,836	54,089
Visa, Inc. — Class A	351	52,682
Wells Fargo & Co.	857	45,044
Mastercard, Inc. — Class A	180	40,070
Citigroup, Inc.	496	35,583
U.S. Bancorp	302	15,949
Goldman Sachs Group, Inc.	69	15,473
American Express Co.	140	14,909
American Tower Corp. — Class A REIT	87	12,641
PNC Financial Services Group, Inc.	92	12,529
Morgan Stanley	262	12,201
Chubb Ltd.	91	12,161
BlackRock, Inc. — Class A	25	11,783
Charles Schwab Corp.	237	11,648
CME Group, Inc. — Class A	67	11,404
Simon Property Group, Inc. REIT	61	10,782
American International Group, Inc.	175	9,317
Bank of New York Mellon Corp.	182	9,280
MetLife, Inc.	197	9,204
Crown Castle International Corp. REIT	82	9,129
Capital One Financial Corp.	94	8,923
Intercontinental Exchange, Inc.	114	8,537
Prologis, Inc. REIT	124	8,406
Prudential Financial, Inc.	82	8,308
Marsh & McLennan Companies, Inc.	100	8,272
Progressive Corp.	115	8,170
Aon plc	48	7,381
BB&T Corp.	152	7,378
Aflac, Inc.	151	7,108
Equinix, Inc. REIT	16	6,926
Travelers Companies, Inc.	53	6,875
Allstate Corp.	68	6,712
State Street Corp.	75	6,284
SunTrust Banks, Inc.	91	6,078
Public Storage REIT	30	6,049
T. Rowe Price Group, Inc.	48	5,241
Discover Financial Services	67	5,122
AvalonBay Communities, Inc. REIT	27	4,891
Equity Residential REIT	73	4,837
Weyerhaeuser Co. REIT	149	4,808
Welltower, Inc. REIT	74	4,760
Digital Realty Trust, Inc. REIT	41	4,612
M&T Bank Corp.	28	4,607
Northern Trust Corp.	44	4,494
Synchrony Financial	135	4,196
KeyCorp	208	4,137
Ameriprise Financial, Inc.	28	4,134
Regions Financial Corp.	218	4,000
Boston Properties, Inc. REIT	31	3,816
Ventas, Inc. REIT	70	3,807
SBA Communications Corp. REIT*	23	3,694
Fifth Third Bancorp	132	3,685
Willis Towers Watson plc	26	3,664
Citizens Financial Group, Inc.	95	3,664
Hartford Financial Services Group, Inc.	71	3,547
Realty Income Corp. REIT	58	3,300
Huntington Bancshares, Inc.	217	3,238
Essex Property Trust, Inc. REIT	13	3,207
Comerica, Inc.	35	3,157
SVB Financial Group*	10	3,108
Host Hotels & Resorts, Inc. REIT	147	3,102
Principal Financial Group, Inc.	52	3,047
Lincoln National Corp.	43	2,909
CBRE Group, Inc. — Class A*	63	2,778
Loews Corp.	55	2,763
Arthur J Gallagher & Co.	36	2,680
E*TRADE Financial Corp.*	51	2,672
Alexandria Real Estate Equities, Inc. REIT	21	2,641
Vornado Realty Trust REIT	34	2,482
HCP, Inc. REIT	93	2,448
Raymond James Financial, Inc.	26	2,393
Alliance Data Systems Corp.	10	2,362
Cincinnati Financial Corp.	30	2,304
Mid-America Apartment Communities, Inc. REIT	23	2,304
Regency Centers Corp. REIT	34	2,199
Extra Space Storage, Inc. REIT	25	2,166
UDR, Inc. REIT	53	2,143
Cboe Global Markets, Inc.	22	2,111
Duke Realty Corp. REIT	70	1,986
Nasdaq, Inc.	23	1,973
Iron Mountain, Inc. REIT	57	1,968
Zions Bancorp North America	39	1,956
Invesco Ltd.	81	1,853
Everest Re Group Ltd.	8	1,828
Franklin Resources, Inc.	60	1,825
Torchmark Corp.	21	1,820
Federal Realty Investment Trust REIT	14	1,770
Unum Group	43	1,680
SL Green Realty Corp. REIT	17	1,658
Affiliated Managers Group, Inc.	11	1,504
Kimco Realty Corp. REIT	83	1,389
Apartment Investment & Management Co. — Class A REIT	31	1,368
Jefferies Financial Group, Inc.	58	1,274
People's United Financial, Inc.	69	1,181
Macerich Co. REIT	21	1,161
Assurant, Inc.	10	1,080
Brighthouse Financial, Inc.*	24	1,062
Total Financial		852,310
Technology - 1.7%
Apple, Inc.	907	204,746
Microsoft Corp.	1,515	173,271
Intel Corp.	911	43,081
NVIDIA Corp.	120	33,722
Oracle Corp.	559	28,822
International Business Machines Corp.	180	27,218

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 9.9% (continued)
Technology - 1.7% (continued)
Adobe Systems, Inc.*	97	$26,185
salesforce.com, Inc.*	149	23,695
Accenture plc — Class A	126	21,445
Broadcom, Inc.	85	20,972
Texas Instruments, Inc.	193	20,707
QUALCOMM, Inc.	279	20,096
Activision Blizzard, Inc.	150	12,479
Intuit, Inc.	51	11,597
Micron Technology, Inc.*	229	10,358
Cognizant Technology Solutions Corp. — Class A	115	8,872
HP, Inc.	313	8,066
Applied Materials, Inc.	194	7,498
Electronic Arts, Inc.*	60	7,229
Fidelity National Information Services, Inc.	65	7,090
Analog Devices, Inc.	73	6,750
Autodesk, Inc.*	43	6,713
Fiserv, Inc.*	80	6,590
Advanced Micro Devices, Inc.*	169	5,220
DXC Technology Co.	55	5,144
Red Hat, Inc.*	35	4,770
Hewlett Packard Enterprise Co.	291	4,746
Lam Research Corp.	31	4,703
Paychex, Inc.	63	4,640
NetApp, Inc.	51	4,380
Cerner Corp.*	66	4,251
Xilinx, Inc.	50	4,009
Microchip Technology, Inc.[1]	47	3,709
Western Digital Corp.	57	3,337
Skyworks Solutions, Inc.	36	3,266
MSCI, Inc. — Class A	18	3,193
Take-Two Interactive Software, Inc.*	23	3,174
ANSYS, Inc.*	17	3,174
KLA-Tencor Corp.	31	3,153
Broadridge Financial Solutions, Inc.	23	3,035
Citrix Systems, Inc.*	26	2,890
Synopsys, Inc.*	29	2,860
CA, Inc.	62	2,737
Cadence Design Systems, Inc.*	56	2,538
Seagate Technology plc	51	2,415
Akamai Technologies, Inc.*	33	2,414
Qorvo, Inc.*	25	1,922
Xerox Corp.	44	1,187
IPG Photonics Corp.*	7	1,092
Total Technology		825,161
Communications - 1.5%
Amazon.com, Inc.*	81	162,243
Facebook, Inc. — Class A*	476	78,283
Alphabet, Inc. — Class C*	61	72,802
Alphabet, Inc. — Class A*	59	71,218
AT&T, Inc.	1,435	48,187
Cisco Systems, Inc.	904	43,980
Verizon Communications, Inc.	816	43,566
Walt Disney Co.	294	34,380
Netflix, Inc.*	86	32,175
Comcast Corp. — Class A	904	32,011
Booking Holdings, Inc.*	9	17,856
Charter Communications, Inc. — Class A*	36	11,732
Twenty-First Century Fox, Inc. — Class A	208	9,637
eBay, Inc.*	183	6,043
Twenty-First Century Fox, Inc. — Class B	96	4,399
Motorola Solutions, Inc.	32	4,164
Twitter, Inc.*	142	4,041
CenturyLink, Inc.	188	3,986
CBS Corp. — Class B	67	3,849
VeriSign, Inc.*	22	3,523
Expedia Group, Inc.	23	3,001
Omnicom Group, Inc.	44	2,993
Arista Networks, Inc.*	10	2,659
Symantec Corp.	123	2,617
F5 Networks, Inc.*	12	2,393
Viacom, Inc. — Class B	70	2,363
Discovery, Inc. — Class C*	71	2,100
Juniper Networks, Inc.	68	2,038
Interpublic Group of Companies, Inc.	76	1,738
DISH Network Corp. — Class A*	45	1,609
TripAdvisor, Inc.*	20	1,021
Discovery, Inc. — Class A*	31	992
News Corp. — Class A	75	989
News Corp. — Class B	24	326
Total Communications		714,914
Industrial - 0.9%
Boeing Co.	106	39,421
Honeywell International, Inc.	147	24,461
3M Co.	115	24,232
Union Pacific Corp.	147	23,936
United Technologies Corp.	148	20,692
General Electric Co.	1,715	19,362
Caterpillar, Inc.	117	17,841
Lockheed Martin Corp.	49	16,952
United Parcel Service, Inc. — Class B	137	15,995
CSX Corp.	161	11,922
FedEx Corp.	49	11,799
Raytheon Co.	56	11,573
General Dynamics Corp.	55	11,260
Northrop Grumman Corp.	34	10,791
Norfolk Southern Corp.	55	9,927
Emerson Electric Co.	124	9,496
Deere & Co.	63	9,471
Illinois Tool Works, Inc.	61	8,608
Eaton Corporation plc	86	7,459
Waste Management, Inc.	78	7,048
Johnson Controls International plc	183	6,405
Roper Technologies, Inc.	21	6,220
TE Connectivity Ltd.	69	6,067
Corning, Inc.	161	5,684
Amphenol Corp. — Class A	60	5,641
Fortive Corp.[1]	61	5,136
Ingersoll-Rand plc	48	4,911
Parker-Hannifin Corp.	26	4,782
Rockwell Collins, Inc.	33	4,635
Stanley Black & Decker, Inc.	31	4,540

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 9.9% (continued)
Industrial - 0.9% (continued)
Rockwell Automation, Inc.	24	$4,501
Agilent Technologies, Inc.	63	4,444
Cummins, Inc.	30	4,382
Harris Corp.	23	3,892
TransDigm Group, Inc.*	10	3,723
AMETEK, Inc.	46	3,639
Textron, Inc.	49	3,502
L3 Technologies, Inc.	16	3,402
Republic Services, Inc. — Class A	44	3,197
Mettler-Toledo International, Inc.*	5	3,045
Ball Corp.	68	2,991
Waters Corp.*	15	2,920
Vulcan Materials Co.	26	2,891
Xylem, Inc.	35	2,796
CH Robinson Worldwide, Inc.	28	2,742
WestRock Co.	50	2,672
Dover Corp.	29	2,567
Expeditors International of Washington, Inc.	34	2,500
Martin Marietta Materials, Inc.	13	2,365
Huntington Ingalls Industries, Inc.	9	2,305
Kansas City Southern	20	2,265
Masco Corp.	61	2,233
PerkinElmer, Inc.	22	2,140
Packaging Corporation of America	19	2,084
J.B. Hunt Transport Services, Inc.	17	2,022
Snap-on, Inc.	11	2,019
Arconic, Inc.	85	1,871
Jacobs Engineering Group, Inc.	23	1,759
Allegion plc	19	1,721
Garmin Ltd.	24	1,681
FLIR Systems, Inc.	27	1,660
Fluor Corp.	28	1,627
AO Smith Corp.	28	1,494
Fortune Brands Home & Security, Inc.	28	1,466
Flowserve Corp.	26	1,422
Pentair plc	32	1,387
Sealed Air Corp.	31	1,245
Stericycle, Inc.*	17	998
Total Industrial		461,837
Consumer, Cyclical - 0.8%
Home Depot, Inc.	225	46,609
Walmart, Inc.	284	26,670
McDonald's Corp.	153	25,595
NIKE, Inc. — Class B	253	21,434
Costco Wholesale Corp.	86	20,200
Lowe's Companies, Inc.	161	18,486
Starbucks Corp.	267	15,176
TJX Companies, Inc.	125	14,003
Walgreens Boots Alliance, Inc.	167	12,174
Target Corp.	104	9,174
General Motors Co.	258	8,687
Marriott International, Inc. — Class A	57	7,526
Ross Stores, Inc.	75	7,432
Delta Air Lines, Inc.	124	7,171
Ford Motor Co.	773	7,150
Southwest Airlines Co.	102	6,370
VF Corp.	64	5,981
Dollar General Corp.	53	5,793
Yum! Brands, Inc.	63	5,727
O'Reilly Automotive, Inc.*	16	5,557
Carnival Corp.	80	5,101
Hilton Worldwide Holdings, Inc.	59	4,766
PACCAR, Inc.	69	4,705
Aptiv plc	53	4,447
Royal Caribbean Cruises Ltd.	34	4,418
United Continental Holdings, Inc.*	45	4,008
Best Buy Company, Inc.	49	3,889
AutoZone, Inc.*	5	3,878
Dollar Tree, Inc.*	47	3,833
Ulta Beauty, Inc.*	12	3,385
American Airlines Group, Inc.	81	3,348
Fastenal Co.	57	3,307
WW Grainger, Inc.	9	3,217
Genuine Parts Co.	29	2,883
DR Horton, Inc.	68	2,868
Tapestry, Inc.	57	2,865
MGM Resorts International	101	2,819
Darden Restaurants, Inc.	25	2,780
Tiffany & Co.	21	2,708
Lennar Corp. — Class A	57	2,662
CarMax, Inc.*	35	2,613
Advance Auto Parts, Inc.	15	2,525
Kohl's Corp.	33	2,460
Hasbro, Inc.	23	2,418
Wynn Resorts Ltd.	19	2,414
Norwegian Cruise Line Holdings Ltd.*	41	2,355
Mohawk Industries, Inc.*	13	2,280
Chipotle Mexican Grill, Inc. — Class A*	5	2,273
Tractor Supply Co.	24	2,181
PVH Corp.	15	2,166
Macy's, Inc.	60	2,084
Copart, Inc.*	40	2,061
LKQ Corp.*	63	1,995
Michael Kors Holdings Ltd.*	29	1,988
BorgWarner, Inc.	41	1,754
Newell Brands, Inc.	86	1,746
Alaska Air Group, Inc.	24	1,652
Whirlpool Corp.	13	1,544
Ralph Lauren Corp. — Class A	11	1,513
Harley-Davidson, Inc.	33	1,495
L Brands, Inc.	46	1,394
Nordstrom, Inc.	23	1,376
Hanesbrands, Inc.	71	1,309
PulteGroup, Inc.	51	1,263
Gap, Inc.	43	1,241
Foot Locker, Inc.	23	1,173
Leggett & Platt, Inc.	26	1,138
Goodyear Tire & Rubber Co.	47	1,099
Mattel, Inc.*,1	68	1,067
Under Armour, Inc. — Class A*	37	785

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 9.9% (continued)
Consumer, Cyclical - 0.8% (continued)
Under Armour, Inc. — Class C*	38	$740
Total Consumer, Cyclical		402,904
Energy - 0.6%
Exxon Mobil Corp.	836	71,077
Chevron Corp.	378	46,222
ConocoPhillips	230	17,802
Schlumberger Ltd.	273	16,631
EOG Resources, Inc.	114	14,543
Occidental Petroleum Corp.	151	12,408
Valero Energy Corp.	84	9,555
Phillips 66	84	9,469
Marathon Petroleum Corp.	89	7,117
Halliburton Co.	174	7,052
Anadarko Petroleum Corp.	101	6,808
Kinder Morgan, Inc.	374	6,631
Williams Companies, Inc.	238	6,471
Concho Resources, Inc.*	39	5,957
Pioneer Natural Resources Co.	34	5,923
ONEOK, Inc.	81	5,491
Andeavor	28	4,298
Devon Energy Corp.	100	3,994
Marathon Oil Corp.	169	3,934
Hess Corp.	50	3,579
Apache Corp.	75	3,575
National Oilwell Varco, Inc.	75	3,231
Noble Energy, Inc.	96	2,994
Baker Hughes a GE Co.	82	2,774
TechnipFMC plc	85	2,657
Equities Corp.	52	2,300
HollyFrontier Corp.	32	2,237
Cabot Oil & Gas Corp. — Class A	87	1,959
Cimarex Energy Co.	19	1,766
Helmerich & Payne, Inc.	21	1,444
Newfield Exploration Co.*	39	1,124
Total Energy		291,023
Utilities - 0.3%
NextEra Energy, Inc.	93	15,587
Duke Energy Corp.	140	11,203
Dominion Energy, Inc.	130	9,136
Southern Co.	200	8,720
Exelon Corp.	191	8,339
American Electric Power Company, Inc.	97	6,875
Sempra Energy	54	6,142
Public Service Enterprise Group, Inc.	100	5,279
Xcel Energy, Inc.	101	4,768
PG&E Corp.*	103	4,739
Consolidated Edison, Inc.	62	4,724
Edison International	64	4,332
WEC Energy Group, Inc.	62	4,139
PPL Corp.	139	4,067
DTE Energy Co.	36	3,929
Eversource Energy	62	3,809
FirstEnergy Corp.	96	3,568
American Water Works Company, Inc.	36	3,167
Ameren Corp.	48	3,035
Evergy, Inc.	54	2,966
Entergy Corp.	36	2,921
CMS Energy Corp.	57	2,793
CenterPoint Energy, Inc.	97	2,682
NRG Energy, Inc.	60	2,244
Alliant Energy Corp.	47	2,001
AES Corp.	131	1,834
NiSource, Inc.	71	1,769
Pinnacle West Capital Corp.	22	1,742
SCANA Corp.	28	1,089
Total Utilities		137,599
Basic Materials - 0.2%
DowDuPont, Inc.	455	29,261
Praxair, Inc.	57	9,162
Sherwin-Williams Co.	16	7,283
Air Products & Chemicals, Inc.	43	7,183
LyondellBasell Industries N.V. — Class A	63	6,458
PPG Industries, Inc.	48	5,238
Nucor Corp.	63	3,997
International Paper Co.	81	3,981
Freeport-McMoRan, Inc.	285	3,968
Newmont Mining Corp.	106	3,201
Eastman Chemical Co.	28	2,680
CF Industries Holdings, Inc.	46	2,504
International Flavors & Fragrances, Inc.	18	2,504
FMC Corp.	27	2,354
Mosaic Co.	70	2,274
Albemarle Corp.	21	2,096
Total Basic Materials		94,144
Total Common Stocks
(Cost $4,666,426)		4,857,854

MUTUAL FUNDS† - 52.6%
Guggenheim Strategy Fund II2	529,338	13,222,869
Guggenheim Strategy Fund I2	501,405	12,560,184
Total Mutual Funds
(Cost $25,756,177)		25,783,053

	Face Amount
U.S. TREASURY BILLS†† - 9.2%
U.S. Treasury Bills
2.11% due 12/13/18[3,4]	$3,650,000	3,634,263
2.00% due 10/25/18[4,5]	846,000	844,826
Total U.S. Treasury Bills
(Cost $4,479,061)		4,479,089

REPURCHASE AGREEMENTS††,6 - 15.7%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[3]	4,206,926	4,206,926
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[3]	2,078,607	2,078,607
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[3]	1,385,738	1,385,738
Total Repurchase Agreements
(Cost $7,671,271)		7,671,271

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,7 - 0.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[8]	7,543	$7,543
Total Securities Lending Collateral
(Cost $7,543)		7,543
Total Investments - 87.4%
(Cost $42,580,478)		$42,798,810
Other Assets & Liabilities, net - 12.6%		6,194,193
Total Net Assets - 100.0%		$48,993,003

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	80	Dec 2018	$11,676,000	$26,911

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	2.65%	At Maturity	10/31/18	12,651	$36,864,660	$101,334
Goldman Sachs International	S&P 500 Index	2.70%	At Maturity	10/29/18	14,429	42,046,900	80,416
BNP Paribas	S&P 500 Index	2.71%	At Maturity	10/29/18	857	2,498,452	(18)
						$81,410,012	$181,732

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Affiliated issuer.
[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2018.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

S&P 500® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,857,854	$—	$—	$4,857,854
Mutual Funds	25,783,053	—	—	25,783,053
U.S. Treasury Bills	—	4,479,089	—	4,479,089
Repurchase Agreements	—	7,671,271	—	7,671,271
Securities Lending Collateral	7,543	—	—	7,543
Equity Futures Contracts**	26,911	—	—	26,911
Equity Index Swap Agreements**	—	181,750	—	181,750
Total Assets	$30,675,361	$12,332,110	$—	$43,007,471

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Index Swap Agreements**	$—	$18	$—	$18

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$10,677,417	$12,434,800	$(10,550,000)	$(1,116)	$(917)	$12,560,184	501,405	$205,307
Guggenheim Strategy Fund II	10,864,972	3,673,354	(1,300,000)	(2,184)	(13,273)	13,222,869	529,338	248,911
	$21,542,389	$16,108,154	$(11,850,000)	$(3,300)	$(14,190)	$25,783,053		$454,218

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 31.9%
Align Technology, Inc.*	3,090	$1,208,870
Centene Corp.*	7,601	1,100,472
ABIOMED, Inc.*	2,340	1,052,415
Vertex Pharmaceuticals, Inc.*	5,339	1,029,039
PayPal Holdings, Inc.*	10,007	879,015
Illumina, Inc.*	2,330	855,250
Total System Services, Inc.	8,640	853,114
Intuitive Surgical, Inc.*	1,440	826,560
Edwards Lifesciences Corp.*	3,750	652,875
UnitedHealth Group, Inc.	2,270	603,911
IDEXX Laboratories, Inc.*	2,290	571,721
Global Payments, Inc.	4,351	554,317
FleetCor Technologies, Inc.*	2,250	512,640
AbbVie, Inc.	5,297	500,990
Hologic, Inc.*	11,471	470,082
Cintas Corp.	2,312	457,337
Moody's Corp.	2,690	449,768
United Rentals, Inc.*	2,670	436,812
Estee Lauder Companies, Inc. — Class A	2,900	421,428
Boston Scientific Corp.*	10,895	419,458
ResMed, Inc.	3,618	417,300
Gartner, Inc.*	2,552	404,492
Cigna Corp.	1,940	404,005
Abbott Laboratories	4,740	347,726
Rollins, Inc.	5,670	344,112
Stryker Corp.	1,900	337,592
Cooper Companies, Inc.	1,180	327,037
S&P Global, Inc.	1,560	304,808
Avery Dennison Corp.	2,760	299,046
Constellation Brands, Inc. — Class A	1,330	286,775
Becton Dickinson and Co.	1,050	274,050
Zoetis, Inc.	2,980	272,849
Regeneron Pharmaceuticals, Inc.*	660	266,666
Monster Beverage Corp.*	4,090	238,365
Celgene Corp.*	1,768	158,218
Nektar Therapeutics*	2,560	156,058
Incyte Corp.*	2,247	155,223
Total Consumer, Non-cyclical		18,850,396
Technology - 27.2%
Adobe Systems, Inc.*	4,340	1,171,583
NVIDIA Corp.	3,949	1,109,748
salesforce.com, Inc.*	5,843	929,212
MSCI, Inc. — Class A	4,997	886,518
Activision Blizzard, Inc.	10,440	868,504
Red Hat, Inc.*	5,711	778,295
Broadridge Financial Solutions, Inc.	5,520	728,364
Apple, Inc.	3,020	681,735
Broadcom, Inc.	2,712	669,132
Applied Materials, Inc.	16,014	618,941
Lam Research Corp.	3,991	605,435
Qorvo, Inc.*	7,641	587,516
Cadence Design Systems, Inc.*	11,644	527,706
IPG Photonics Corp.*	3,380	527,517
ANSYS, Inc.*	2,680	500,302
Intuit, Inc.	2,160	491,184
Cerner Corp.*	7,547	486,102
Micron Technology, Inc.*	10,300	465,869
Skyworks Solutions, Inc.	5,103	462,893
Synopsys, Inc.*	4,390	432,898
Microchip Technology, Inc.[1]	5,035	397,312
NetApp, Inc.	4,619	396,726
Cognizant Technology Solutions Corp. — Class A	5,020	387,293
Analog Devices, Inc.	3,735	345,338
Electronic Arts, Inc.*	2,462	296,646
Fiserv, Inc.*	3,210	264,440
KLA-Tencor Corp.	2,460	250,207
Texas Instruments, Inc.	2,133	228,849
Total Technology		16,096,265
Communications - 12.0%
Netflix, Inc.*	3,793	1,419,075
Amazon.com, Inc.*	600	1,201,800
Arista Networks, Inc.*	2,601	691,502
VeriSign, Inc.*	4,009	641,921
Facebook, Inc. — Class A*	3,761	618,534
Motorola Solutions, Inc.	4,135	538,129
Charter Communications, Inc. — Class A*	1,290	420,385
eBay, Inc.*	12,577	415,293
Booking Holdings, Inc.*	174	345,216
Alphabet, Inc. — Class A*	218	263,143
Alphabet, Inc. — Class C*	220	262,563
Twitter, Inc.*	9,210	262,117
LogMeIn, Inc.	1	89
Total Communications		7,079,767
Financial - 11.6%
Visa, Inc. — Class A	4,630	694,917
Progressive Corp.	9,228	655,557
Mastercard, Inc. — Class A	2,920	650,021
CBRE Group, Inc. — Class A*	13,351	588,779
Cboe Global Markets, Inc.	5,769	553,593
Prologis, Inc. REIT	8,107	549,573
SBA Communications Corp. REIT*	2,760	443,339
American Tower Corp. — Class A REIT	3,050	443,165
E*TRADE Financial Corp.*	8,357	437,823
Intercontinental Exchange, Inc.	5,619	420,807
Extra Space Storage, Inc. REIT	4,173	361,549
SVB Financial Group*	1,050	326,372
T. Rowe Price Group, Inc.	2,690	293,694
Charles Schwab Corp.	5,337	262,314
Equinix, Inc. REIT	430	186,143
Total Financial		6,867,646
Industrial - 8.4%
Boeing Co.	1,490	554,131
Corning, Inc.	15,360	542,208
Agilent Technologies, Inc.	5,708	402,643
Waste Management, Inc.	3,840	346,982
Roper Technologies, Inc.	1,170	346,566
TransDigm Group, Inc.*	900	335,070
Mettler-Toledo International, Inc.*	540	328,849
Rockwell Collins, Inc.	2,200	309,034
AMETEK, Inc.	3,810	301,447
CSX Corp.	3,960	293,238
Amphenol Corp. — Class A	3,110	292,402

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Industrial - 8.4% (continued)
Waters Corp.*	1,450	$282,286
AO Smith Corp.	4,506	240,485
Fortune Brands Home & Security, Inc.	4,389	229,808
Illinois Tool Works, Inc.	1,050	148,176
Total Industrial		4,953,325
Consumer, Cyclical - 7.4%
DR Horton, Inc.	13,619	574,449
Marriott International, Inc. — Class A	4,330	571,690
PulteGroup, Inc.	22,693	562,106
Copart, Inc.*	10,850	559,101
Norwegian Cruise Line Holdings Ltd.*	8,967	514,975
Aptiv plc	4,851	406,999
Home Depot, Inc.	1,910	395,656
Michael Kors Holdings Ltd.*	5,192	355,964
Dollar Tree, Inc.*	3,695	301,327
Wynn Resorts Ltd.	1,290	163,907
Total Consumer, Cyclical		4,406,174
Basic Materials - 1.1%
Sherwin-Williams Co.	910	414,241
FMC Corp.	2,550	222,309
Total Basic Materials		636,550
Total Common Stocks
(Cost $42,698,435)		58,890,123

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$131,984	131,984
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	65,212	65,212
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	43,475	43,475
Total Repurchase Agreements
(Cost $240,671)		240,671

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[4]	305,993	305,993
Total Securities Lending Collateral
(Cost $305,993)		305,993
Total Investments - 100.5%
(Cost $43,245,099)		$59,436,787
Other Assets & Liabilities, net - (0.5)%		(320,617)
Total Net Assets - 100.0%		$59,116,170

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$58,890,123	$—	$—	$58,890,123
Repurchase Agreements	—	240,671	—	240,671
Securities Lending Collateral	305,993	—	—	305,993
Total Assets	$59,196,116	$240,671	$—	$59,436,787

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 25.5%
Berkshire Hathaway, Inc. — Class B*	4,683	$1,002,677
Prudential Financial, Inc.	5,360	543,075
Jefferies Financial Group, Inc.	24,471	537,383
Loews Corp.	10,479	526,360
Assurant, Inc.	4,373	472,065
Capital One Financial Corp.	4,669	443,228
Lincoln National Corp.	6,511	440,534
MetLife, Inc.	8,728	407,772
Everest Re Group Ltd.	1,761	402,336
Citigroup, Inc.	5,520	396,005
American International Group, Inc.	6,611	351,970
Hartford Financial Services Group, Inc.	6,847	342,076
Citizens Financial Group, Inc.	8,687	335,058
Regions Financial Corp.	15,575	285,801
Aflac, Inc.	5,994	282,138
Travelers Companies, Inc.	2,130	276,282
Unum Group	6,786	265,129
Goldman Sachs Group, Inc.	1,128	252,943
SunTrust Banks, Inc.	3,754	250,730
Morgan Stanley	5,250	244,493
People's United Financial, Inc.	13,713	234,766
Chubb Ltd.	1,622	216,764
KeyCorp	10,264	204,151
Zions Bancorp North America	4,013	201,252
Fifth Third Bancorp	6,984	194,993
JPMorgan Chase & Co.	1,580	178,287
BB&T Corp.	3,641	176,734
Cincinnati Financial Corp.	2,233	171,517
Wells Fargo & Co.	3,220	169,243
Bank of New York Mellon Corp.	3,270	166,737
Huntington Bancshares, Inc.	9,864	147,171
PNC Financial Services Group, Inc.	1,006	137,007
Invesco Ltd.	3,819	87,379
Total Financial		10,344,056
Consumer, Cyclical - 22.0%
Kohl's Corp.	13,842	1,031,921
Macy's, Inc.	25,952	901,313
United Continental Holdings, Inc.*	7,853	699,388
Target Corp.	7,574	668,102
General Motors Co.	17,057	574,309
Best Buy Company, Inc.	6,902	547,743
Ford Motor Co.	56,564	523,217
Advance Auto Parts, Inc.	2,784	468,631
Foot Locker, Inc.	8,476	432,106
Goodyear Tire & Rubber Co.	17,454	408,249
Nordstrom, Inc.	6,304	377,042
Walgreens Boots Alliance, Inc.	4,269	311,210
Newell Brands, Inc.	14,805	300,542
Whirlpool Corp.	2,237	265,644
Walmart, Inc.	2,748	258,065
Delta Air Lines, Inc.	4,038	233,517
PVH Corp.	1,536	221,798
Costco Wholesale Corp.	850	199,648
Alaska Air Group, Inc.	2,803	193,015
Gap, Inc.	5,213	150,395
Genuine Parts Co.	1,482	147,311
Total Consumer, Cyclical		8,913,166
Consumer, Non-cyclical - 18.9%
Envision Healthcare Corp.*	25,035	1,144,851
Archer-Daniels-Midland Co.	18,189	914,361
Express Scripts Holding Co.*	8,204	779,462
CVS Health Corp.	7,897	621,652
Kroger Co.	17,695	515,101
McKesson Corp.	3,475	460,959
Cardinal Health, Inc.	8,486	458,244
Quanta Services, Inc.*	12,010	400,894
AmerisourceBergen Corp. — Class A	3,605	332,453
Humana, Inc.	920	311,438
Universal Health Services, Inc. — Class B	2,350	300,424
DaVita, Inc.*	3,834	274,629
Molson Coors Brewing Co. — Class B	3,992	245,508
Mylan N.V.*	6,665	243,939
Sysco Corp.	3,146	230,445
Tyson Foods, Inc. — Class A	2,896	172,399
Coty, Inc. — Class A	10,572	132,784
JM Smucker Co.	1,206	123,748
Total Consumer, Non-cyclical		7,663,291
Energy - 11.0%
Valero Energy Corp.	6,742	766,902
TechnipFMC plc	20,531	641,594
Baker Hughes a GE Co.	18,727	633,535
Marathon Petroleum Corp.	6,916	553,073
Phillips 66	3,789	427,096
HollyFrontier Corp.	5,995	419,050
National Oilwell Varco, Inc.	8,540	367,903
Kinder Morgan, Inc.	17,659	313,094
Chevron Corp.	1,600	195,648
Exxon Mobil Corp.	1,784	151,676
Total Energy		4,469,571
Communications - 6.8%
CenturyLink, Inc.	59,677	1,265,153
Viacom, Inc. — Class B	11,509	388,544
Discovery, Inc. — Class C*	8,236	243,621
News Corp. — Class A	16,847	222,212
AT&T, Inc.	6,140	206,181
Discovery, Inc. — Class A*,1	6,173	197,536
Interpublic Group of Companies, Inc.	6,738	154,098
News Corp. — Class B	5,384	73,222
Total Communications		2,750,567
Industrial - 5.0%
Fluor Corp.	10,992	638,635
Jacobs Engineering Group, Inc.	4,944	378,216
WestRock Co.	5,030	268,803
Johnson Controls International plc	6,914	241,990
Textron, Inc.	2,983	213,195
Eaton Corporation plc	2,092	181,439
General Electric Co.	9,780	110,417
Total Industrial		2,032,695

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Utilities - 4.2%
AES Corp.	37,410	$523,740
SCANA Corp.	10,309	400,917
Exelon Corp.	8,052	351,550
PG&E Corp.*	5,467	251,537
Duke Energy Corp.	2,018	161,480
Total Utilities		1,689,224
Technology - 3.2%
Hewlett Packard Enterprise Co.	41,280	673,277
Xerox Corp.	16,359	441,366
Western Digital Corp.	3,081	180,361
Total Technology		1,295,004
Basic Materials - 2.8%
Mosaic Co.	21,759	706,732
Nucor Corp.	4,324	274,358
DowDuPont, Inc.	2,600	167,206
Total Basic Materials		1,148,296
Total Common Stocks
(Cost $32,934,225)		40,305,870

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$148,138	148,138
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	73,193	73,193
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	48,796	48,796
Total Repurchase Agreements
(Cost $270,127)		270,127

	Shares
SECURITIES LENDING COLLATERAL†,3 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[4]	149,144	149,144
Total Securities Lending Collateral
(Cost $149,144)		149,144
Total Investments - 100.5%
(Cost $33,353,496)		$40,725,141
Other Assets & Liabilities, net - (0.5)%		(218,672)
Total Net Assets - 100.0%		$40,506,469

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$40,305,870	$—	$—	$40,305,870
Repurchase Agreements	—	270,127	—	270,127
Securities Lending Collateral	149,144	—	—	149,144
Total Assets	$40,455,014	$270,127	$—	$40,725,141

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.3%
Consumer, Non-cyclical - 26.4%
LivaNova plc*	3,680	$456,210
Masimo Corp.*	2,830	352,448
Globus Medical, Inc. — Class A*	5,460	309,909
Catalent, Inc.*	6,780	308,829
ICU Medical, Inc.*	1,060	299,715
Exelixis, Inc.*	16,120	285,646
Hill-Rom Holdings, Inc.	2,810	265,264
Charles River Laboratories International, Inc.*	1,940	261,007
Encompass Health Corp.	3,180	247,881
Bio-Techne Corp.	1,160	236,768
Sprouts Farmers Market, Inc.*	8,037	220,294
Inogen, Inc.*	900	219,708
Chemed Corp.	610	194,944
Service Corporation International	4,320	190,944
Healthcare Services Group, Inc.[1]	4,630	188,071
Lamb Weston Holdings, Inc.	2,756	183,550
Brink's Co.	2,450	170,887
Akorn, Inc.*	11,563	150,088
Teleflex, Inc.	560	149,010
PRA Health Sciences, Inc.*	1,350	148,756
Cantel Medical Corp.	1,560	143,614
WEX, Inc.*	650	130,494
MarketAxess Holdings, Inc.	728	129,941
Sotheby's*	2,640	129,862
CoreLogic, Inc.*	2,571	127,033
Bio-Rad Laboratories, Inc. — Class A*	330	103,287
Total Consumer, Non-cyclical		5,604,160
Consumer, Cyclical - 22.5%
Five Below, Inc.*	4,302	559,518
Ollie's Bargain Outlet Holdings, Inc.*	3,830	368,063
Churchill Downs, Inc.	1,255	348,513
Live Nation Entertainment, Inc.*	5,243	285,586
Marriott Vacations Worldwide Corp.	2,390	267,083
KB Home	10,820	258,706
Skechers U.S.A., Inc. — Class A*	8,824	246,454
Eldorado Resorts, Inc.*	5,000	243,000
Domino's Pizza, Inc.	789	232,597
TRI Pointe Group, Inc.*	18,170	225,308
NVR, Inc.*	89	219,901
Herman Miller, Inc.	5,284	202,906
Toll Brothers, Inc.	6,090	201,153
Thor Industries, Inc.	1,950	163,215
Scientific Games Corp. — Class A*	6,272	159,309
Visteon Corp.*	1,530	142,137
Pool Corp.	828	138,177
Boyd Gaming Corp.	3,743	126,701
Polaris Industries, Inc.	1,140	115,083
Delphi Technologies plc	3,440	107,878
Wyndham Hotels & Resorts, Inc.	1,730	96,136
Wyndham Destinations, Inc.	1,730	75,013
Total Consumer, Cyclical		4,782,437
Technology - 18.9%
Fortinet, Inc.*	6,680	616,363
Zebra Technologies Corp. — Class A*	2,236	395,392
Medidata Solutions, Inc.*	5,270	386,344
Integrated Device Technology, Inc.*	7,479	351,588
MKS Instruments, Inc.	3,570	286,135
Monolithic Power Systems, Inc.	1,975	247,922
Blackbaud, Inc.	2,150	218,182
Ultimate Software Group, Inc.*	621	200,080
Teradyne, Inc.	5,310	196,364
Tyler Technologies, Inc.*	800	196,048
Fair Isaac Corp.*	835	190,839
Jack Henry & Associates, Inc.	1,030	164,883
j2 Global, Inc.	1,759	145,733
MAXIMUS, Inc.	2,080	135,325
Cirrus Logic, Inc.*	3,463	133,672
Silicon Laboratories, Inc.*	1,452	133,293
Total Technology		3,998,163
Industrial - 12.8%
Louisiana-Pacific Corp.	12,870	340,926
Jabil, Inc.	12,240	331,459
Cognex Corp.	5,048	281,779
Graco, Inc.	4,760	220,578
Dycom Industries, Inc.*	2,590	219,114
Coherent, Inc.*	1,130	194,575
Old Dominion Freight Line, Inc.	1,172	188,997
Littelfuse, Inc.	853	168,800
Lennox International, Inc.	730	159,432
Teledyne Technologies, Inc.*	600	148,008
IDEX Corp.	710	106,969
Trimble, Inc.*	2,400	104,304
National Instruments Corp.	1,950	94,244
Nordson Corp.	610	84,729
Eagle Materials, Inc.	808	68,874
Total Industrial		2,712,788
Financial - 12.5%
Evercore, Inc. — Class A	2,680	269,474
LendingTree, Inc.*,1	1,170	269,217
CNO Financial Group, Inc.	12,650	268,433
Primerica, Inc.	2,150	259,183
Kemper Corp.	2,910	234,109
First Industrial Realty Trust, Inc. REIT	7,098	222,877
CoreSite Realty Corp. REIT	1,448	160,931
Janus Henderson Group plc	5,356	144,398
SEI Investments Co.	2,239	136,803
Synovus Financial Corp.	2,981	136,500
East West Bancorp, Inc.	2,101	126,837
Bank OZK	3,016	114,487
Texas Capital Bancshares, Inc.*	1,121	92,651
Federated Investors, Inc. — Class B	3,000	72,360
Interactive Brokers Group, Inc. — Class A	1,257	69,525
Eaton Vance Corp.	1,270	66,751
Total Financial		2,644,536
Communications - 4.2%
World Wrestling Entertainment, Inc. — Class A	3,610	349,195
New York Times Co. — Class A	6,597	152,720
LogMeIn, Inc.	1,558	138,818

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Communications - 4.2% (continued)
FactSet Research Systems, Inc.	615	$137,582
InterDigital, Inc.	1,494	119,520
Total Communications		897,835
Basic Materials - 2.0%
Royal Gold, Inc.	2,262	174,310
Versum Materials, Inc.	4,703	169,355
Chemours Co.	1,880	74,147
Total Basic Materials		417,812
Total Common Stocks
(Cost $18,310,007)		21,057,731

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.2%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$142,903	142,903
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	70,607	70,607
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	47,072	47,072
Total Repurchase Agreements
(Cost $260,582)		260,582

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.6%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[4]	336,696	336,696
Total Securities Lending Collateral
(Cost $336,696)		336,696
Total Investments - 102.1%
(Cost $18,907,285)		$21,655,009
Other Assets & Liabilities, net - (2.1)%		(440,834)
Total Net Assets - 100.0%		$21,214,175

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,057,731	$—	$—	$21,057,731
Repurchase Agreements	—	260,582	—	260,582
Securities Lending Collateral	336,696	—	—	336,696
Total Assets	$21,394,427	$260,582	$—	$21,655,009

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Energy - 20.8%
NOW, Inc.*	24,160	$399,848
PBF Energy, Inc. — Class A	7,500	374,325
Ensco plc — Class A1	30,010	253,284
Diamond Offshore Drilling, Inc.*,1	11,260	225,200
McDermott International, Inc.*	10,153	187,120
QEP Resources, Inc.*	15,251	172,641
Rowan Companies plc — Class A*	8,970	168,905
Range Resources Corp.	9,890	168,031
Murphy USA, Inc.*	1,912	163,400
Oceaneering International, Inc.*	5,807	160,273
Oasis Petroleum, Inc.*	10,020	142,084
Murphy Oil Corp.	3,609	120,324
Gulfport Energy Corp.*	10,400	108,264
CNX Resources Corp.*	7,550	108,041
Chesapeake Energy Corp.*,1	22,900	102,821
Callon Petroleum Co.*	5,280	63,307
Total Energy		2,917,868
Financial - 18.8%
Genworth Financial, Inc. — Class A*	105,447	439,714
Old Republic International Corp.	8,817	197,324
Navient Corp.	14,200	191,416
Reinsurance Group of America, Inc. — Class A	1,056	152,655
Legg Mason, Inc.	4,759	148,624
Aspen Insurance Holdings Ltd.	3,230	135,014
Sabra Health Care, Inc. REIT	5,690	131,553
Hanover Insurance Group, Inc.	1,019	125,714
Alleghany Corp.	190	123,981
WR Berkley Corp.	1,518	121,334
FNB Corp.	7,600	96,672
LaSalle Hotel Properties REIT	2,739	94,742
Stifel Financial Corp.	1,720	88,167
New York Community Bancorp, Inc.	8,290	85,967
Mercury General Corp.	1,698	85,171
American Financial Group, Inc.	710	78,789
Associated Banc-Corp.	2,917	75,842
PacWest Bancorp	1,450	69,093
United Bankshares, Inc.	1,861	67,647
Umpqua Holdings Corp.	3,210	66,768
Alexander & Baldwin, Inc. REIT	2,343	53,163
Total Financial		2,629,350
Industrial - 17.4%
Avnet, Inc.	8,540	382,336
Arrow Electronics, Inc.*	3,444	253,892
AECOM*	6,777	221,337
Esterline Technologies Corp.*	2,320	211,004
Tech Data Corp.*	2,829	202,472
Regal Beloit Corp.	1,524	125,654
SYNNEX Corp.	1,465	124,085
Ryder System, Inc.	1,693	123,708
Trinity Industries, Inc.	2,760	101,126
AGCO Corp.	1,632	99,209
KBR, Inc.	4,680	98,888
GATX Corp.	1,042	90,227
EMCOR Group, Inc.	1,151	86,452
Kirby Corp.*	1,048	86,198
Greif, Inc. — Class A	1,541	82,690
Worthington Industries, Inc.	1,770	76,747
Owens-Illinois, Inc.*	3,560	66,892
Total Industrial		2,432,917
Consumer, Cyclical - 15.4%
Signet Jewelers Ltd.	6,580	433,819
Dillard's, Inc. — Class A1	5,490	419,107
World Fuel Services Corp.	11,429	316,355
Dick's Sporting Goods, Inc.	8,190	290,581
Bed Bath & Beyond, Inc.	13,440	201,600
AutoNation, Inc.*	3,700	153,735
JetBlue Airways Corp.*	4,840	93,702
HNI Corp.	2,074	91,754
Big Lots, Inc.	2,151	89,890
International Speedway Corp. — Class A1	1,551	67,934
Total Consumer, Cyclical		2,158,477
Consumer, Non-cyclical - 13.6%
LifePoint Health, Inc.*	7,666	493,690
TreeHouse Foods, Inc.*	5,190	248,342
Acadia Healthcare Company, Inc.*	5,720	201,344
Aaron's, Inc.	3,157	171,930
United Natural Foods, Inc.*	5,271	157,866
Patterson Companies, Inc.	6,020	147,189
Graham Holdings Co. — Class B	206	119,336
ManpowerGroup, Inc.	1,317	113,209
Avis Budget Group, Inc.*	2,810	90,313
Adtalem Global Education, Inc.*	1,635	78,807
MEDNAX, Inc.*	1,610	75,123
Total Consumer, Non-cyclical		1,897,149
Basic Materials - 7.1%
Domtar Corp.	5,367	279,996
Reliance Steel & Aluminum Co.	2,630	224,313
United States Steel Corp.	6,690	203,911
Commercial Metals Co.	9,076	186,240
Allegheny Technologies, Inc.*	3,480	102,834
Total Basic Materials		997,294
Communications - 3.6%
Telephone & Data Systems, Inc.	7,985	242,983
Ciena Corp.*	5,620	175,569
ARRIS International plc*	3,330	86,547
Total Communications		505,099
Technology - 2.8%
Synaptics, Inc.*	3,080	140,509
Convergys Corp.	5,310	126,059
NCR Corp.*	2,550	72,446
NetScout Systems, Inc.*	2,140	54,035
Total Technology		393,049
Total Common Stocks
(Cost $11,102,899)		13,931,203

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$46,855	$46,855
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	23,150	23,150
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	15,434	15,434
Total Repurchase Agreements
(Cost $85,439)		85,439

	Shares
SECURITIES LENDING COLLATERAL†,3 - 6.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[4]	836,632	836,632
Total Securities Lending Collateral
(Cost $836,632)		836,632
Total Investments - 106.1%
(Cost $12,024,970)		$14,853,274
Other Assets & Liabilities, net - (6.1)%		(854,829)
Total Net Assets - 100.0%		$13,998,445

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$13,931,203	$—	$—	$13,931,203
Repurchase Agreements	—	85,439	—	85,439
Securities Lending Collateral	836,632	—	—	836,632
Total Assets	$14,767,835	$85,439	$—	$14,853,274

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 34.7%
BioTelemetry, Inc.*	12,499	$805,561
Insperity, Inc.	5,165	609,212
Amedisys, Inc.*	4,556	569,318
Medifast, Inc.	2,381	527,510
Integer Holdings Corp.*	5,792	480,446
Enanta Pharmaceuticals, Inc.*	5,532	472,765
Supernus Pharmaceuticals, Inc.*	9,201	463,270
Innoviva, Inc.*	27,056	412,334
Ligand Pharmaceuticals, Inc. — Class B*	1,496	410,637
Calavo Growers, Inc.[1]	3,928	379,445
OraSure Technologies, Inc.*	22,302	344,566
LHC Group, Inc.*	3,260	335,747
AMN Healthcare Services, Inc.*	6,011	328,802
Emergent BioSolutions, Inc.*	4,730	311,376
Momenta Pharmaceuticals, Inc.*	11,600	305,080
ASGN, Inc.*	3,731	294,488
Corcept Therapeutics, Inc.*	19,828	277,989
Cutera, Inc.*	8,393	273,192
Merit Medical Systems, Inc.*	4,249	261,101
Providence Service Corp.*	3,872	260,508
LeMaitre Vascular, Inc.	6,648	257,544
Surmodics, Inc.*	3,388	252,914
Repligen Corp.*	4,441	246,298
Korn/Ferry International	4,972	244,821
Myriad Genetics, Inc.*	4,360	200,560
Green Dot Corp. — Class A*	2,230	198,069
MiMedx Group, Inc.*,1	31,345	193,712
CorVel Corp.*	2,946	177,496
Central Garden & Pet Co. — Class A*	5,243	173,753
Coca-Cola Bottling Company Consolidated	947	172,619
NutriSystem, Inc.	4,606	170,652
Heska Corp.*	1,470	166,566
Neogen Corp.*	2,159	154,433
Phibro Animal Health Corp. — Class A	3,279	140,669
ANI Pharmaceuticals, Inc.*	2,454	138,749
MGP Ingredients, Inc.[1]	1,600	126,368
Tivity Health, Inc.*	3,900	125,385
Eagle Pharmaceuticals, Inc.*	1,745	120,981
Inter Parfums, Inc.	1,822	117,428
Orthofix Medical, Inc.*	1,743	100,763
Central Garden & Pet Co.*	1,549	55,826
Lantheus Holdings, Inc.*	3,252	48,617
Total Consumer, Non-cyclical		11,707,570
Industrial - 17.4%
Proto Labs, Inc.*	2,630	425,402
KEMET Corp.*	22,264	412,997
Trex Company, Inc.*	4,712	362,730
TTM Technologies, Inc.*	21,866	347,888
PGT Innovations, Inc.*	14,755	318,708
Control4 Corp.*	9,130	313,433
Applied Optoelectronics, Inc.*,1	11,609	286,278
Aerovironment, Inc.*	2,493	279,640
TopBuild Corp.*	4,430	251,713
II-VI, Inc.*	5,000	236,500
Vicor Corp.*	4,984	229,264
Axon Enterprise, Inc.*	3,258	222,945
Patrick Industries, Inc.*	3,708	219,514
EnPro Industries, Inc.	3,002	218,936
Harsco Corp.*	6,953	198,508
Electro Scientific Industries, Inc.*	10,723	187,116
Comfort Systems USA, Inc.	3,310	186,684
John Bean Technologies Corp.	1,483	176,922
Aerojet Rocketdyne Holdings, Inc.*	3,882	131,949
US Concrete, Inc.*,1	2,751	126,133
Forward Air Corp.	1,725	123,683
Alamo Group, Inc.	1,346	123,307
Simpson Manufacturing Company, Inc.	1,622	117,530
Barnes Group, Inc.	1,451	103,065
Albany International Corp. — Class A	1,228	97,626
Raven Industries, Inc.	2,035	93,101
American Woodmark Corp.*	910	71,389
Total Industrial		5,862,961
Technology - 16.4%
Qualys, Inc.*	6,279	559,459
Brooks Automation, Inc.	15,650	548,220
Mercury Systems, Inc.*	7,843	433,875
Cohu, Inc.	14,593	366,284
Tabula Rasa HealthCare, Inc.*	4,210	341,810
Virtusa Corp.*	6,211	333,593
Rudolph Technologies, Inc.*	13,163	321,835
FormFactor, Inc.*	21,010	288,888
Kulicke & Soffa Industries, Inc.	11,213	267,318
Omnicell, Inc.*	3,675	264,232
Axcelis Technologies, Inc.*	13,070	256,826
NextGen Healthcare, Inc.*	12,542	251,843
Ebix, Inc.	2,657	210,302
MaxLinear, Inc. — Class A*	9,813	195,082
CEVA, Inc.*	6,623	190,411
Cabot Microelectronics Corp.	1,586	163,628
ExlService Holdings, Inc.*	2,401	158,946
SPS Commerce, Inc.*	1,420	140,921
Progress Software Corp.	1,960	69,168
TTEC Holdings, Inc.	2,620	67,858
Advanced Energy Industries, Inc.*	1,137	58,726
Rambus, Inc.*	4,708	51,364
Total Technology		5,540,589
Consumer, Cyclical - 12.1%
Fox Factory Holding Corp.*	6,117	428,496
Cavco Industries, Inc.*	1,537	388,861
Wingstop, Inc.	4,334	295,882
Ruth's Hospitality Group, Inc.	8,892	280,543
Dave & Buster's Entertainment, Inc.	4,075	269,846
Sleep Number Corp.*	7,043	259,042
iRobot Corp.*	2,271	249,628
LGI Homes, Inc.*	5,251	249,108
RH*,1	1,833	240,141
FirstCash, Inc.	2,870	235,340
Penn National Gaming, Inc.*	6,891	226,852

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Consumer, Cyclical - 12.1% (continued)
Installed Building Products, Inc.*	4,511	$175,929
Monarch Casino & Resort, Inc.*	3,783	171,937
Winnebago Industries, Inc.	4,422	146,589
PetMed Express, Inc.[1]	3,806	125,636
LCI Industries	1,470	121,716
Shake Shack, Inc. — Class A*	1,883	118,648
Interface, Inc. — Class A	3,741	87,352
Total Consumer, Cyclical		4,071,546
Financial - 11.3%
NMI Holdings, Inc. — Class A*	23,639	535,423
Four Corners Property Trust, Inc. REIT	15,696	403,230
National Bank Holdings Corp. — Class A	10,134	381,545
Walker & Dunlop, Inc.	6,873	363,444
National Storage Affiliates Trust REIT	13,769	350,284
Axos Financial, Inc.*	6,835	235,056
Preferred Bank/Los Angeles CA	3,780	221,130
Third Point Reinsurance Ltd.*	15,825	205,725
Easterly Government Properties, Inc. REIT	9,152	177,274
HFF, Inc. — Class A	4,130	175,442
LegacyTexas Financial Group, Inc.	3,884	165,459
Pacific Premier Bancorp, Inc.*	3,565	132,618
Meta Financial Group, Inc.	1,380	114,057
ServisFirst Bancshares, Inc.	2,668	104,452
EastGroup Properties, Inc. REIT	944	90,265
Lexington Realty Trust REIT	10,471	86,910
WageWorks, Inc.*	1,420	60,705
Total Financial		3,803,019
Communications - 4.9%
Stamps.com, Inc.*	1,679	379,790
XO Group, Inc.*	9,312	321,078
QuinStreet, Inc.*	22,870	310,346
CalAmp Corp.*	8,227	197,119
Vonage Holdings Corp.*	10,994	155,675
Shutterstock, Inc.	2,121	115,764
Cogent Communications Holdings, Inc.	1,519	84,760
Extreme Networks, Inc.*	12,734	69,782
Total Communications		1,634,314
Basic Materials - 1.9%
Kraton Corp.*	5,245	247,302
Rogers Corp.*	1,250	184,150
Koppers Holdings, Inc.*	3,980	123,977
Ingevity Corp.*	910	92,711
Total Basic Materials		648,140
Energy - 0.9%
KLX Energy Services Holdings, Inc.*	9,350	299,293
Total Common Stocks
(Cost $26,949,773)		33,567,432

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.0%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$183,957	183,957
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	90,891	90,891
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	60,594	60,594
Total Repurchase Agreements
(Cost $335,442)		335,442

	Shares
SECURITIES LENDING COLLATERAL†,3 - 2.5%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[4]	853,013	853,013
Total Securities Lending Collateral
(Cost $853,013)		853,013
Total Investments - 103.1%
(Cost $28,138,228)		$34,755,887
Other Assets & Liabilities, net - (3.1)%		(1,057,029)
Total Net Assets - 100.0%		$33,698,858

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$33,567,432	$—	$—	$33,567,432
Repurchase Agreements	—	335,442	—	335,442
Securities Lending Collateral	853,013	—	—	853,013
Total Assets	$34,420,445	$335,442	$—	$34,755,887

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Cyclical - 37.8%
Office Depot, Inc.	110,165	$353,630
GameStop Corp. — Class A1	19,830	302,804
Shoe Carnival, Inc.	6,842	263,417
Veritiv Corp.*	6,963	253,453
ScanSource, Inc.*	6,117	244,068
Cato Corp. — Class A	11,460	240,889
Perry Ellis International, Inc.*	8,771	239,711
Fossil Group, Inc.*	10,120	235,594
Abercrombie & Fitch Co. — Class A	10,845	229,046
Superior Industries International, Inc.	12,713	216,757
Genesco, Inc.*	4,371	205,874
Barnes & Noble, Inc.	33,173	192,403
American Axle & Manufacturing Holdings, Inc.*	10,900	190,096
Vitamin Shoppe, Inc.*	18,780	187,800
Hibbett Sports, Inc.*,1	9,686	182,097
Express, Inc.*	16,206	179,238
Sonic Automotive, Inc. — Class A	9,194	177,904
Barnes & Noble Education, Inc.*	30,395	175,075
G-III Apparel Group Ltd.*	3,420	164,810
Regis Corp.*	8,065	164,768
Big 5 Sporting Goods Corp.[1]	31,934	162,863
Vera Bradley, Inc.*	10,590	161,603
Anixter International, Inc.*	2,232	156,910
Ascena Retail Group, Inc.*	33,304	152,199
DSW, Inc. — Class A	4,360	147,717
MarineMax, Inc.*	6,631	140,909
Cooper Tire & Rubber Co.	4,846	137,142
Guess?, Inc.	6,031	136,301
Group 1 Automotive, Inc.	2,056	133,434
Chico's FAS, Inc.	15,153	131,377
Zumiez, Inc.*	4,795	126,348
Caleres, Inc.	3,389	121,530
EZCORP, Inc. — Class A*	11,122	119,006
Kirkland's, Inc.*	11,665	117,700
M/I Homes, Inc.*	4,690	112,232
Core-Mark Holding Company, Inc.	3,101	105,310
Asbury Automotive Group, Inc.*	1,531	105,256
Essendant, Inc.	7,486	95,970
Haverty Furniture Companies, Inc.	4,162	91,980
Red Robin Gourmet Burgers, Inc.*	2,110	84,717
Vista Outdoor, Inc.*	4,590	82,115
Movado Group, Inc.	1,882	78,856
J.C. Penney Company, Inc.*,1	41,077	68,188
El Pollo Loco Holdings, Inc.*	5,366	67,343
Cooper-Standard Holdings, Inc.*	551	66,109
Daktronics, Inc.	6,469	50,717
Francesca's Holdings Corp.*	13,573	50,356
Standard Motor Products, Inc.	961	47,300
Titan International, Inc.	5,670	42,071
Unifi, Inc.*	1,296	36,716
Total Consumer, Cyclical		7,529,709
Industrial - 15.7%
Olympic Steel, Inc.	11,465	239,275
ArcBest Corp.	4,041	196,191
Orion Group Holdings, Inc.*	23,165	174,896
Atlas Air Worldwide Holdings, Inc.*	2,727	173,846
DXP Enterprises, Inc.*	4,280	171,500
Sanmina Corp.*	5,393	148,847
Greenbrier Companies, Inc.	2,372	142,557
Powell Industries, Inc.	3,836	139,093
Echo Global Logistics, Inc.*	4,073	126,059
Benchmark Electronics, Inc.	5,196	121,586
Fabrinet*	2,530	117,038
Boise Cascade Co.	3,160	116,288
MYR Group, Inc.*	3,403	111,074
Hub Group, Inc. — Class A*	2,435	111,036
TimkenSteel Corp.*	7,446	110,722
Matson, Inc.	2,762	109,486
Tredegar Corp.	4,741	102,643
KapStone Paper and Packaging Corp.	2,701	91,591
AAR Corp.	1,882	90,129
Bel Fuse, Inc. — Class B	3,203	84,880
Encore Wire Corp.	1,498	75,050
Triumph Group, Inc.	3,190	74,327
Briggs & Stratton Corp.	3,859	74,208
Haynes International, Inc.	2,090	74,195
Knowles Corp.*	3,270	54,347
Plexus Corp.*	883	51,664
Aegion Corp. — Class A*	1,646	41,775
Total Industrial		3,124,303
Financial - 12.9%
OFG Bancorp	12,121	195,754
First BanCorp*	19,174	174,484
Stewart Information Services Corp.	3,797	170,903
International. FCStone, Inc.*	3,493	168,782
Enova International, Inc.*	5,788	166,694
American Equity Investment Life Holding Co.	4,512	159,544
Hersha Hospitality Trust REIT	6,570	148,942
PennyMac Mortgage Investment Trust REIT	6,740	136,418
Redwood Trust, Inc. REIT	6,690	108,646
Navigators Group, Inc.	1,472	101,715
CBL & Associates Properties, Inc. REIT[1]	25,397	101,334
New York Mortgage Trust, Inc. REIT	13,844	84,171
World Acceptance Corp.*	730	83,483
Apollo Commercial Real Estate Finance, Inc. REIT	4,080	76,990
United Fire Group, Inc.	1,482	75,241
Invesco Mortgage Capital, Inc. REIT	4,695	74,275
ARMOUR Residential REIT, Inc.	3,270	73,411
Washington Prime Group, Inc. REIT	9,130	66,649
Capstead Mortgage Corp. REIT	7,951	62,892
Opus Bank	2,118	58,033
United Insurance Holdings Corp.	2,571	57,539
HomeStreet, Inc.*	2,122	56,233

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Financial - 12.9% (continued)
DiamondRock Hospitality Co. REIT	3,932	$45,886
Maiden Holdings Ltd.	15,491	44,149
Kite Realty Group Trust REIT	2,520	41,958
Horace Mann Educators Corp.	925	41,533
Total Financial		2,575,659
Consumer, Non-cyclical - 12.8%
Owens & Minor, Inc.[1]	13,380	221,038
Seneca Foods Corp. — Class A*	6,428	216,624
Andersons, Inc.	5,099	191,977
Kelly Services, Inc. — Class A	7,916	190,221
SUPERVALU, Inc.*	5,859	188,777
Universal Corp.	2,743	178,295
Team, Inc.*,1	7,309	164,452
Diplomat Pharmacy, Inc.*	6,708	130,202
Dean Foods Co.	17,955	127,480
TrueBlue, Inc.*	4,372	113,891
Magellan Health, Inc.*	1,560	112,398
FTI Consulting, Inc.*	1,520	111,249
Navigant Consulting, Inc.	4,420	101,925
SpartanNash Co.	4,880	97,893
LSC Communications, Inc.	7,863	86,965
ABM Industries, Inc.	2,440	78,690
Community Health Systems, Inc.*	16,691	57,751
AngioDynamics, Inc.*	2,430	52,828
Invacare Corp.	3,369	49,019
Resources Connection, Inc.	2,778	46,115
Cross Country Healthcare, Inc.*	5,020	43,825
Total Consumer, Non-cyclical		2,561,615
Energy - 9.4%
Renewable Energy Group, Inc.*	13,020	374,976
Green Plains, Inc.	14,075	242,090
Matrix Service Co.*	8,714	214,800
Par Pacific Holdings, Inc.*	6,660	135,864
Unit Corp.*	4,930	128,476
Cloud Peak Energy, Inc.*	49,502	113,855
Archrock, Inc.	8,540	104,188
Pioneer Energy Services Corp.*	33,806	99,728
Helix Energy Solutions Group, Inc.*	7,534	74,436
SunCoke Energy, Inc.*	5,697	66,199
Oil States International, Inc.*	1,942	64,474
Flotek Industries, Inc.*	25,446	61,070
Bristow Group, Inc.*	4,827	58,552
Newpark Resources, Inc.*	5,379	55,673
Gulf Island Fabrication, Inc.	4,778	47,541
REX American Resources Corp.*	490	37,019
Total Energy		1,878,941
Technology - 4.6%
Insight Enterprises, Inc.*	4,238	229,234
Engility Holdings, Inc.*	4,360	156,916
Digi International, Inc.*	10,443	140,458
CACI International, Inc. — Class A*	595	109,569
Photronics, Inc.*	10,535	103,770
Sykes Enterprises, Inc.*	2,246	68,481
ManTech International Corp. — Class A	837	52,982
Veeco Instruments, Inc.*	3,952	40,508
Diebold Nixdorf, Inc.[1]	4,156	18,702
Total Technology		920,620
Communications - 4.3%
Comtech Telecommunications Corp.	5,128	185,993
Iridium Communications, Inc.*	7,630	171,675
Gannett Company, Inc.	13,636	136,496
Scholastic Corp.	2,367	110,515
New Media Investment Group, Inc.	4,825	75,704
Finisar Corp.*	3,830	72,962
Spok Holdings, Inc.	3,648	56,179
Frontier Communications Corp.[1]	7,701	49,979
Total Communications		859,503
Basic Materials - 1.9%
PH Glatfelter Co.	6,031	115,252
Clearwater Paper Corp.*	3,060	90,882
Hawkins, Inc.	1,680	69,636
AK Steel Holding Corp.*,1	11,173	54,748
Aceto Corp.	18,034	40,757
Total Basic Materials		371,275
Total Common Stocks
(Cost $16,427,921)		19,821,625

RIGHTS††† - 0.0%
A Schulman, Inc.*,2	1,164	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,3 - 0.2%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$19,417	19,417
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	9,594	9,594
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	6,396	6,396
Total Repurchase Agreements
(Cost $35,407)		35,407

	Shares
SECURITIES LENDING COLLATERAL†,4 - 5.1%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[5]	1,006,935	1,006,935
Total Securities Lending Collateral
(Cost $1,006,935)		1,006,935
Total Investments - 104.7%
(Cost $17,470,263)		$20,863,967
Other Assets & Liabilities, net - (4.7)%		(944,813)
Total Net Assets - 100.0%		$19,919,154

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Security was fair valued by the Valuation Committee at September 30, 2018. The total market value of fair valued securities amounts to $0, (cost $0), or less than 0.1% of total net assets.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Rate indicated is the 7-day yield as of September 30, 2018.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$19,821,625	$—	$—		$19,821,625
Rights	—	—	—	*	—
Repurchase Agreements	—	35,407	—		35,407
Securities Lending Collateral	1,006,935	—	—		1,006,935
Total Assets	$20,828,560	$35,407	$—		$20,863,967

*	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
MUTUAL FUNDS† - 63.8%
Guggenheim Strategy Fund II1	37,049	$925,492
Guggenheim Strategy Fund I1	27,077	678,268
Total Mutual Funds
(Cost $1,594,750)		1,603,760

	Face Amount
FEDERAL AGENCY NOTES†† - 8.9%
Fannie Mae[2] 1.13% due 12/14/18	$100,000	99,774
Freddie Mac[2] 1.75% due 05/30/19	75,000	74,625
Federal Farm Credit Bank 2.16% (1 Month USD LIBOR - 0.05%, Rate Floor: 0.00%) due 01/23/19[3]	50,000	50,005
Total Federal Agency Notes
(Cost $224,522)		224,404

FEDERAL AGENCY DISCOUNT NOTES†† - 4.0%
Fannie Mae[2] 1.89% due 10/03/18[4]	100,000	99,989
Total Federal Agency Discount Notes
(Cost $99,989)		99,989

U.S. TREASURY BILLS†† - 3.2%
U.S. Treasury Bills
2.00% due 10/25/18[4,5]	80,000	79,889
Total U.S. Treasury Bills
(Cost $79,889)		79,889

REPURCHASE AGREEMENTS††,6 - 19.7%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[7]	271,080	271,080
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[7]	133,938	133,938
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[7]	89,292	89,292
Total Repurchase Agreements
(Cost $494,310)		494,310
Total Investments - 99.6%
(Cost $2,493,460)		$2,502,352
Other Assets & Liabilities, net - 0.4%		10,328
Total Net Assets - 100.0%		$2,512,680

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Purchased†
U.S. Dollar Index Futures Contracts	48	Dec 2018	$4,548,720	$19,421

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Currency Index Swap Agreements††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	12/17/18	4,370	$414,010	$2,322

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Variable rate security. Rate indicated is the rate effective at September 30, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2018.

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$1,603,760	$—	$—	$1,603,760
Federal Agency Notes	—	224,404	—	224,404
Federal Agency Discount Notes	—	99,989	—	99,989
U.S. Treasury Bills	—	79,889	—	79,889
Repurchase Agreements	—	494,310	—	494,310
Currency Futures Contracts**	19,421	—	—	19,421
Currency Index Swap Agreements**	—	2,322	—	2,322
Total Assets	$1,623,181	$900,914	$—	$2,524,095

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$486,103	$1,367,532	$(1,175,000)	$(250)	$(117)	$678,268	27,077	$17,554
Guggenheim Strategy Fund II	592,767	1,609,190	(1,275,000)	280	(1,745)	925,492	37,049	19,220
	$1,078,870	$2,976,722	$(2,450,000)	$30	$(1,862)	$1,603,760		$36,774

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 98.7%
Software - 27.8%
Microsoft Corp.	7,582	$867,153
Oracle Corp.	8,070	416,089
Adobe Systems, Inc.*	1,260	340,137
salesforce.com, Inc.*	2,057	327,125
VMware, Inc. — Class A*	1,518	236,899
Activision Blizzard, Inc.	2,842	236,426
Intuit, Inc.	1,007	228,992
Electronic Arts, Inc.*	1,512	182,181
ServiceNow, Inc.*	920	179,980
Fidelity National Information Services, Inc.	1,610	175,603
Fiserv, Inc.*	2,100	172,998
Autodesk, Inc.*	1,097	171,253
Workday, Inc. — Class A*	1,150	167,877
NetEase, Inc. ADR	721	164,568
Paychex, Inc.	2,038	150,099
Red Hat, Inc.*	1,094	149,090
First Data Corp. — Class A*	5,670	138,745
Atlassian Corporation plc — Class A*	1,310	125,943
Splunk, Inc.*	1,040	125,746
CA, Inc.	2,841	125,430
Momo, Inc. ADR*	2,737	119,881
Take-Two Interactive Software, Inc.*	858	118,395
ANSYS, Inc.*	630	117,608
Broadridge Financial Solutions, Inc.	870	114,797
Citrix Systems, Inc.*	1,014	112,716
SS&C Technologies Holdings, Inc.	1,960	111,387
Synopsys, Inc.*	1,123	110,739
PTC, Inc.*	990	105,128
Cadence Design Systems, Inc.*	2,294	103,964
Jack Henry & Associates, Inc.	649	103,892
Akamai Technologies, Inc.*	1,402	102,556
Ultimate Software Group, Inc.*	287	92,469
Paycom Software, Inc.*	570	88,584
Tableau Software, Inc. — Class A*	790	88,275
Aspen Technology, Inc.*	740	84,293
CDK Global, Inc.	1,339	83,768
Black Knight, Inc.*	1,560	81,042
HubSpot, Inc.*	480	72,456
Nuance Communications, Inc.*	3,834	66,405
Blackbaud, Inc.	650	65,962
j2 Global, Inc.	725	60,066
Box, Inc. — Class A*	2,320	55,471
CommVault Systems, Inc.*	755	52,850
Total Software		6,795,038
Semiconductors - 18.6%
Intel Corp.	9,079	429,346
NVIDIA Corp.	1,402	393,990
Broadcom, Inc.	1,200	296,076
QUALCOMM, Inc.	4,087	294,387
Texas Instruments, Inc.	2,714	291,185
Micron Technology, Inc.*	4,504	203,716
NXP Semiconductor N.V.	2,133	182,372
Applied Materials, Inc.	4,563	176,360
Analog Devices, Inc.	1,787	165,226
Advanced Micro Devices, Inc.*	5,119	158,126
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,344	147,671
Lam Research Corp.	922	139,867
Xilinx, Inc.	1,635	131,078
ASML Holding N.V. — Class G	680	127,854
Microchip Technology, Inc.[1]	1,520	119,943
KLA-Tencor Corp.	1,140	115,949
Skyworks Solutions, Inc.	1,260	114,295
Maxim Integrated Products, Inc.	1,980	111,652
Marvell Technology Group Ltd.	5,417	104,548
Qorvo, Inc.*	1,150	88,423
IPG Photonics Corp.*	525	81,937
ON Semiconductor Corp.*	4,266	78,622
Teradyne, Inc.	2,037	75,328
Integrated Device Technology, Inc.*	1,524	71,643
Monolithic Power Systems, Inc.	512	64,271
Cypress Semiconductor Corp.	4,318	62,568
MKS Instruments, Inc.	751	60,193
Entegris, Inc.	2,020	58,479
Silicon Laboratories, Inc.*	620	56,916
Cree, Inc.*	1,438	54,457
Cirrus Logic, Inc.*	1,136	43,850
Advanced Energy Industries, Inc.*	797	41,165
Total Semiconductors		4,541,493
Internet - 15.8%
Alphabet, Inc. — Class A*	698	842,542
Facebook, Inc. — Class A*	3,784	622,317
Baidu, Inc. ADR*	1,008	230,509
Palo Alto Networks, Inc.*	597	134,480
Twitter, Inc.*	4,604	131,030
VeriSign, Inc.*	812	130,017
YY, Inc. ADR*	1,730	129,612
Weibo Corp. ADR*	1,698	124,175
IAC/InterActiveCorp*	570	123,530
Shopify, Inc. — Class A*	745	122,523
SINA Corp.*	1,679	116,657
Match Group, Inc.*,1	2,008	116,283
GoDaddy, Inc. — Class A*	1,340	111,743
Symantec Corp.	5,061	107,698
CDW Corp.	1,200	106,704
F5 Networks, Inc.*	511	101,904
Snap, Inc. — Class A*,1	11,060	93,789
Zillow Group, Inc. — Class C*	2,004	88,677
Twilio, Inc. — Class A*	1,010	87,143
Okta, Inc.*	1,150	80,914
TripAdvisor, Inc.*	1,500	76,605
Proofpoint, Inc.*	640	68,051
Yelp, Inc. — Class A*	1,203	59,187
FireEye, Inc.*	3,151	53,567
Total Internet		3,859,657
Computers - 13.8%
Apple, Inc.	4,274	964,813
International Business Machines Corp.	2,276	344,154
Cognizant Technology Solutions Corp. — Class A	2,544	196,270
Accenture plc — Class A	1,142	194,368

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 98.7% (continued)
Computers - 13.8% (continued)
HP, Inc.	7,197	$185,467
DXC Technology Co.	1,588	148,510
Hewlett Packard Enterprise Co.	8,623	140,641
NetApp, Inc.	1,613	138,540
Check Point Software Technologies Ltd.*	1,064	125,201
Infosys Ltd. ADR	12,246	124,542
Fortinet, Inc.*	1,310	120,874
Western Digital Corp.	1,995	116,787
Seagate Technology plc	2,208	104,549
Leidos Holdings, Inc.	1,399	96,755
Amdocs Ltd.	1,350	89,073
Nutanix, Inc. — Class A*	1,800	76,896
Pure Storage, Inc. — Class A*	2,680	69,546
Lumentum Holdings, Inc.*	922	55,274
NCR Corp.*	1,842	52,331
NetScout Systems, Inc.*	1,622	40,955
Total Computers		3,385,546
Commercial Services - 6.9%
PayPal Holdings, Inc.*	3,341	293,473
Automatic Data Processing, Inc.	1,586	238,947
Square, Inc. — Class A*	2,020	200,000
Worldpay, Inc. — Class A*	1,660	168,108
FleetCor Technologies, Inc.*	586	133,514
Global Payments, Inc.	1,035	131,859
Total System Services, Inc.	1,276	125,992
Gartner, Inc.*	709	112,377
Western Union Co.	4,525	86,247
Sabre Corp.	3,036	79,179
Euronet Worldwide, Inc.*	650	65,143
2U, Inc.*	790	59,400
Total Commercial Services		1,694,239
Telecommunications - 4.7%
Cisco Systems, Inc.	9,034	439,504
Motorola Solutions, Inc.	1,064	138,469
Arista Networks, Inc.*	482	128,144
Juniper Networks, Inc.	3,110	93,207
CommScope Holding Company, Inc.*	2,310	71,056
LogMeIn, Inc.	711	63,350
Ciena Corp.*	1,998	62,418
ARRIS International plc*	2,398	62,324
Finisar Corp.*	2,264	43,129
NETGEAR, Inc.*	647	40,664
Total Telecommunications		1,142,265
Electronics - 4.4%
Corning, Inc.	4,387	154,861
Amphenol Corp. — Class A	1,631	153,347
TE Connectivity Ltd.	1,383	121,607
Keysight Technologies, Inc.*	1,570	104,060
Trimble, Inc.*	2,236	97,177
FLIR Systems, Inc.	1,396	85,812
Flex Ltd.*	5,799	76,083
National Instruments Corp.	1,510	72,978
Jabil, Inc.	2,194	59,413
Coherent, Inc.*	330	56,823
II-VI, Inc.*	1,088	51,462
Tech Data Corp.*	650	46,520
Total Electronics		1,080,143
Diversified Financial Services - 4.3%
Visa, Inc. — Class A	3,406	511,207
Mastercard, Inc. — Class A	1,999	444,997
Alliance Data Systems Corp.	433	102,257
Total Diversified Financial Services		1,058,461
Office & Business Equipment - 0.7%
Zebra Technologies Corp. — Class A*	515	91,067
Xerox Corp.	2,746	74,087
Total Office & Business Equipment		165,154
Electrical Components & Equipment - 0.6%
Universal Display Corp.[1]	580	68,382
Littelfuse, Inc.	330	65,304
Total Electrical Components & Equipment		133,686
Machinery-Diversified - 0.4%
Cognex Corp.	1,600	89,312
Advertising - 0.3%
Trade Desk, Inc. — Class A*	500	75,455
Energy-Alternate Sources - 0.3%
First Solar, Inc.*	1,335	64,641
Miscellaneous Manufacturing - 0.1%
Ambarella, Inc.*,1	843	32,607
Total Common Stocks
(Cost $12,446,255)		24,117,697

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.1%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$146,898	146,898
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	72,581	72,581
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	48,387	48,387
Total Repurchase Agreements
(Cost $267,866)		267,866

	Shares
SECURITIES LENDING COLLATERAL†,3 - 1.3%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[4]	325,269	325,269
Total Securities Lending Collateral
(Cost $325,269)		325,269
Total Investments - 101.1%
(Cost $13,039,390)		$24,710,832
Other Assets & Liabilities, net - (1.1)%		(276,813)
Total Net Assets - 100.0%		$24,434,019

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$24,117,697	$—	$—	$24,117,697
Repurchase Agreements	—	267,866	—	267,866
Securities Lending Collateral	325,269	—	—	325,269
Total Assets	$24,442,966	$267,866	$—	$24,710,832

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.3%
Telecommunications - 88.7%
AT&T, Inc.	8,396	$281,938
Cisco Systems, Inc.	5,520	268,548
Verizon Communications, Inc.	4,997	266,790
T-Mobile US, Inc.*	1,983	139,167
Sprint Corp.*	14,243	93,149
CenturyLink, Inc.	4,001	84,821
Motorola Solutions, Inc.	648	84,331
Arista Networks, Inc.*	292	77,631
Juniper Networks, Inc.	1,897	56,853
Zayo Group Holdings, Inc.*	1,511	52,462
Ubiquiti Networks, Inc.[1]	490	48,441
Intelsat S.A.*	1,478	44,340
CommScope Holding Company, Inc.*	1,408	43,310
Vodafone Group plc ADR	1,990	43,183
Ciena Corp.*	1,222	38,175
ARRIS International plc*	1,463	38,023
EchoStar Corp. — Class A*	793	36,771
America Movil SAB de CV — Class L ADR	2,173	34,898
ViaSat, Inc.*,1	545	34,853
Vonage Holdings Corp.*	2,441	34,565
Telephone & Data Systems, Inc.	1,096	33,351
Telefonaktiebolaget LM Ericsson ADR	3,578	31,486
China Mobile Ltd. ADR	640	31,315
BCE, Inc.	753	30,512
Iridium Communications, Inc.*	1,333	29,992
InterDigital, Inc.	368	29,440
Viavi Solutions, Inc.*	2,537	28,770
Plantronics, Inc.	466	28,100
Finisar Corp.*	1,383	26,346
NETGEAR, Inc.*	393	24,700
Acacia Communications, Inc.*	567	23,457
Oclaro, Inc.*	2,418	21,617
Infinera Corp.*	2,575	18,798
Consolidated Communications Holdings, Inc.	1,316	17,161
ADTRAN, Inc.	907	16,009
Frontier Communications Corp.[1]	2,363	15,336
Extreme Networks, Inc.*	2,471	13,541
Total Telecommunications		2,222,180
Internet - 7.9%
Palo Alto Networks, Inc.*	363	81,769
F5 Networks, Inc.*	314	62,618
Cogent Communications Holdings, Inc.	528	29,462
Boingo Wireless, Inc.*	666	23,244
Total Internet		197,093
Computers - 2.3%
Lumentum Holdings, Inc.*	564	33,812
NetScout Systems, Inc.*	990	24,997
Total Computers		58,809
Electronics - 0.4%
Applied Optoelectronics, Inc.*,1	455	11,220
Total Common Stocks
(Cost $1,741,032)		2,489,302

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.6%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$7,981	7,981
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	3,943	3,943
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	2,629	2,629
Total Repurchase Agreements
(Cost $14,553)		14,553

	Shares
SECURITIES LENDING COLLATERAL†,3 - 3.0%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[4]	74,662	74,662
Total Securities Lending Collateral
(Cost $74,662)		74,662
Total Investments - 102.9%
(Cost $1,830,247)		$2,578,517
Other Assets & Liabilities, net - (2.9)%		(72,922)
Total Net Assets - 100.0%		$2,505,595

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,489,302	$—	$—	$2,489,302
Repurchase Agreements	—	14,553	—	14,553
Securities Lending Collateral	74,662	—	—	74,662
Total Assets	$2,563,964	$14,553	$—	$2,578,517

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Transportation - 47.9%
Union Pacific Corp.	2,647	$431,011
United Parcel Service, Inc. — Class B	3,327	388,427
CSX Corp.	4,240	313,972
FedEx Corp.	1,275	307,007
Norfolk Southern Corp.	1,526	275,443
XPO Logistics, Inc.*	1,300	148,421
CH Robinson Worldwide, Inc.	1,483	145,215
Old Dominion Freight Line, Inc.	897	144,650
J.B. Hunt Transport Services, Inc.	1,185	140,944
Expeditors International of Washington, Inc.	1,895	139,339
Kansas City Southern	1,152	130,499
Canadian Pacific Railway Ltd.	494	104,698
Canadian National Railway Co.	1,154	103,629
Knight-Swift Transportation Holdings, Inc.	2,735	94,303
Genesee & Wyoming, Inc. — Class A*	1,017	92,537
Landstar System, Inc.	712	86,864
Kirby Corp.*	1,038	85,376
Schneider National, Inc. — Class B	3,220	80,436
ZTO Express Cayman, Inc. ADR	4,674	77,448
Ryder System, Inc.	1,037	75,774
Werner Enterprises, Inc.	1,740	61,509
Forward Air Corp.	811	58,149
Saia, Inc.*	710	54,280
Atlas Air Worldwide Holdings, Inc.*	783	49,916
Heartland Express, Inc.	2,492	49,167
ArcBest Corp.	917	44,520
Hub Group, Inc. — Class A*	948	43,229
Air Transport Services Group, Inc.*	2,000	42,940
Echo Global Logistics, Inc.*	1,096	33,921
Total Transportation		3,803,624
Airlines - 17.4%
Delta Air Lines, Inc.	4,260	246,356
Southwest Airlines Co.	3,743	233,750
United Continental Holdings, Inc.*	2,183	194,418
American Airlines Group, Inc.	4,064	167,965
Alaska Air Group, Inc.	1,645	113,275
JetBlue Airways Corp.*	4,898	94,825
Ryanair Holdings plc ADR*	824	79,137
Spirit Airlines, Inc.*	1,470	69,046
SkyWest, Inc.	1,164	68,560
Allegiant Travel Co. — Class A	449	56,933
Hawaiian Holdings, Inc.	1,402	56,220
Total Airlines		1,380,485
Auto Parts & Equipment - 13.7%
Aptiv plc	1,581	132,646
Lear Corp.	773	112,085
BorgWarner, Inc.	2,535	108,447
Goodyear Tire & Rubber Co.	3,795	88,765
Magna International, Inc.	1,650	86,675
Autoliv, Inc.	978	84,773
Delphi Technologies plc	2,314	72,567
Adient plc	1,775	69,775
Dorman Products, Inc.*	800	61,536
Visteon Corp.*	642	59,642
Dana, Inc.	3,172	59,221
Tenneco, Inc. — Class A	1,300	54,782
American Axle & Manufacturing Holdings, Inc.*	2,964	51,692
Cooper Tire & Rubber Co.	1,592	45,054
Total Auto Parts & Equipment		1,087,660
Auto Manufacturers - 12.2%
General Motors Co.	7,650	257,575
Tesla, Inc.*,1	897	237,499
Ford Motor Co.	24,639	227,911
Fiat Chrysler Automobiles N.V.*	5,117	89,599
Ferrari N.V.	621	85,021
Tata Motors Ltd. ADR*	4,760	73,113
Total Auto Manufacturers		970,718
Commercial Services - 3.6%
AMERCO	291	103,785
Macquarie Infrastructure Corp.	1,690	77,960
Avis Budget Group, Inc.*	1,885	60,584
Hertz Global Holdings, Inc.*	2,652	43,307
Total Commercial Services		285,636
Home Builders - 2.3%
Thor Industries, Inc.	998	83,533
LCI Industries	654	54,151
Winnebago Industries, Inc.	1,199	39,747
Total Home Builders		177,431
Leisure Time - 1.3%
Harley-Davidson, Inc.	2,341	106,047
Electronics - 1.1%
Gentex Corp.	4,241	91,012
Total Common Stocks
(Cost $4,361,153)		7,902,613

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.3%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$54,944	54,944
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	27,148	27,148
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	18,098	18,098
Total Repurchase Agreements
(Cost $100,190)		100,190

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
SECURITIES LENDING COLLATERAL†,3 - 2.7%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[4]	215,546	$215,546
Total Securities Lending Collateral
(Cost $215,546)		215,546
Total Investments - 103.5%
(Cost $4,676,889)		$8,218,349
Other Assets & Liabilities, net - (3.5)%		(276,477)
Total Net Assets - 100.0%		$7,941,872

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Rate indicated is the 7-day yield as of September 30, 2018.

ADR — American Depositary Receipt

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$7,902,613	$—	$—	$7,902,613
Repurchase Agreements	—	100,190	—	100,190
Securities Lending Collateral	215,546	—	—	215,546
Total Assets	$8,118,159	$100,190	$—	$8,218,349

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 41.2%
Federal Farm Credit Bank[5]
2.17% (U.S. Prime Rate - 3.08%, Rate Floor: 0.00%) due 03/12/19[1]	$5,000,000	$4,996,939
2.19% (U.S. Prime Rate - 3.06%, Rate Floor: 0.00%) due 06/05/19[1]	5,000,000	4,996,402
2.30% (U.S. Prime Rate - 2.95%, Rate Floor: 0.00%) due 09/25/19[1]	4,000,000	4,000,767
1.45% due 03/20/19	380,000	378,465
1.20% due 02/13/19	356,000	354,411
5.67% due 05/22/19	250,000	255,111
1.95% due 02/15/19	200,000	199,717
1.75% due 03/18/19	50,000	49,854
4.13% due 03/04/19	15,000	15,111
Total Federal Farm Credit Bank		15,246,777
Federal Home Loan Bank[5]
1.38% due 03/18/19	1,150,000	1,145,119
2.00% (1 Month USD LIBOR - 0.10%, Rate Floor: 0.00%) due 11/02/18[1]	1,000,000	1,000,030
2.09% (1 Month USD LIBOR - 0.13%, Rate Floor: 0.00%) due 11/23/18[1]	1,000,000	1,000,000
1.75% due 12/21/18	550,000	549,554
0.88% due 10/15/18	510,000	509,764
1.25% due 05/24/19	350,000	347,334
4.30% due 03/06/19	80,000	80,655
Total Federal Home Loan Bank		4,632,456
Fannie Mae[2]
1.38% due 03/13/19	1,000,000	995,859
1.50% due 11/30/18	750,000	749,296
1.13% due 01/04/19	500,000	498,562
2.24% (1 Month USD LIBOR, Rate Floor: 0.00%) due 02/28/19[1]	300,000	300,000
1.13% due 10/19/18	150,000	149,927
Total Fannie Mae		2,693,644
Freddie Mac[2]
1.75% due 05/30/19	612,000	609,256
0.95% due 01/30/19	375,000	373,338
1.10% due 05/24/19	300,000	297,427
0.88% due 10/12/18	250,000	249,907
1.35% due 01/25/19	250,000	249,294
1.13% due 05/24/19	250,000	247,889
Total Freddie Mac		2,027,111
Total Federal Agency Notes
(Cost $24,599,988)		24,599,988

FEDERAL AGENCY DISCOUNT NOTES†† - 20.3%
Federal Home Loan Bank[5]
2.16% due 12/18/18[3]	6,000,000	5,971,985
2.13% due 12/19/18[3]	5,700,000	5,673,057
2.03% due 10/05/18[3]	380,000	379,914
Total Federal Home Loan Bank Discount Notes		12,024,956
Federal Farm Credit Bank[5]
1.97% due 10/02/18[3]	100,000	99,995
Total Federal Agency Discount Notes
(Cost $12,124,951)		12,124,951

U.S. TREASURY BILLS†† - 2.3%
U.S. Treasury Bills
2.29% due 03/21/19	1,400,000	1,384,695
Total U.S. Treasury Bills
(Cost $1,384,695)		1,384,695

REPURCHASE AGREEMENTS††,4 - 38.0%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	12,424,377	12,424,377
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	6,138,782	6,138,782
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	4,092,521	4,092,521
Total Repurchase Agreements
(Cost $22,655,680)		22,655,680
Total Investments - 101.8%
(Cost $60,765,314)		$60,765,314
Other Assets & Liabilities, net - (1.8)%		(1,072,652)
Total Net Assets - 100.0%		$59,692,662

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is the rate effective at September 30, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.
[5]	The issuer operates under a Congressional charter, its securities are neither issued nor guaranteed by the U.S. Government.

LIBOR — London Interbank Offered Rate

USD — United States Dollar

See Sector Classification in Other Information section.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Federal Agency Notes	$—	$24,599,988	$—	$24,599,988
Federal Agency Discount Notes	—	12,124,951	—	12,124,951
U.S. Government Securities	—	1,384,695	—	1,384,695
Repurchase Agreements	—	22,655,680	—	22,655,680
Total Assets	$—	$60,765,314	$—	$60,765,314

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Electric - 82.7%
NextEra Energy, Inc.	4,508	$755,541
Duke Energy Corp.	8,027	642,321
Dominion Energy, Inc.	8,266	580,934
Southern Co.	13,079	570,244
Exelon Corp.	12,686	553,871
American Electric Power Company, Inc.	7,104	503,532
Sempra Energy	4,180	475,475
Public Service Enterprise Group, Inc.	8,449	446,023
Xcel Energy, Inc.	8,848	417,714
Consolidated Edison, Inc.	5,379	409,826
PG&E Corp.*	8,898	409,397
Edison International	5,886	398,364
WEC Energy Group, Inc.	5,844	390,145
PPL Corp.	13,040	381,550
DTE Energy Co.	3,489	380,755
Eversource Energy	6,138	377,119
FirstEnergy Corp.	9,727	361,553
Ameren Corp.	5,272	333,296
Evergy, Inc.	5,956	327,104
Entergy Corp.	4,010	325,331
Avangrid, Inc.	6,730	322,569
CMS Energy Corp.	6,498	318,402
Vistra Energy Corp.*	12,506	311,149
CenterPoint Energy, Inc.	10,616	293,532
NRG Energy, Inc.	7,717	288,616
Alliant Energy Corp.	6,338	269,809
AES Corp.	18,458	258,412
Pinnacle West Capital Corp.	3,210	254,168
OGE Energy Corp.	6,321	229,579
SCANA Corp.	5,456	212,184
IDACORP, Inc.	1,935	192,010
MDU Resources Group, Inc.	7,354	188,924
Portland General Electric Co.	3,779	172,360
ALLETE, Inc.	2,229	167,197
PNM Resources, Inc.	3,852	151,961
Avista Corp.	2,998	151,579
Black Hills Corp.	2,605	151,324
NorthWestern Corp.	2,513	147,413
Hawaiian Electric Industries, Inc.	3,524	125,419
Total Electric		13,246,702
Gas - 12.6%
Atmos Energy Corp.	2,931	275,250
UGI Corp.	4,817	267,247
NiSource, Inc.	10,188	253,885
Vectren Corp.	2,859	204,390
National Fuel Gas Co.	3,297	184,830
ONE Gas, Inc.	2,165	178,136
New Jersey Resources Corp.	3,738	172,322
Southwest Gas Holdings, Inc.	2,125	167,939
Spire, Inc.	2,226	163,722
South Jersey Industries, Inc.	4,180	147,429
Total Gas		2,015,150
Water - 3.5%
American Water Works Company, Inc.	3,843	338,069
Aqua America, Inc.	5,886	217,193
Total Water		555,262
Energy-Alternate Sources - 0.7%
Pattern Energy Group, Inc. — Class A	5,833	115,901
Pipelines - 0.0%
Kinder Morgan, Inc.	1	18
Total Common Stocks
(Cost $10,124,004)		15,933,033

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	$44,710	44,710
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	22,091	22,091
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	14,727	14,727
Total Repurchase Agreements
(Cost $81,528)		81,528
Total Investments - 100.0%
(Cost $10,205,532)		$16,014,561
Other Assets & Liabilities, net - 0.0%		(1,238)
Total Net Assets - 100.0%		$16,013,323

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,933,033	$—	$—	$15,933,033
Repurchase Agreements	—	81,528	—	81,528
Total Assets	$15,933,033	$81,528	$—	$16,014,561

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
MUTUAL FUNDS† - 52.6%
Guggenheim Strategy Fund II1	7,871	$196,612
Guggenheim Strategy Fund I1	7,057	176,783
Total Mutual Funds
(Cost $369,600)		373,395

	Face Amount
FEDERAL AGENCY NOTES†† -10.5%
Federal Farm Credit Bank[8]
2.16% (1 Month USD LIBOR - 0.05%, Rate Floor: 0.00%) due 01/23/19[3]	$50,000	50,004
Freddie Mac[4]
1.75% due 05/30/19	25,000	24,875
Total Federal Agency Notes
(Cost $74,897)		74,879

FEDERAL AGENCY DISCOUNT NOTES†† - 7.0%
Fannie Mae[4]
1.89% due 10/03/18[2]	50,000	49,995
Total Federal Agency Discount Notes
(Cost $49,995)		49,995

U.S. TREASURY BILLS†† - 3.1%
U.S. Treasury Bills
2.00% due 10/25/18[2,5]	22,000	21,970
Total U.S. Treasury Bills
(Cost $21,969)		21,970

REPURCHASE AGREEMENTS††,6 - 27.9%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18[7]	108,458	108,458
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18[7]	53,588	53,588
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18[7]	35,726	35,726
Total Repurchase Agreements
(Cost $197,772)		197,772
Total Investments - 101.1%
(Cost $714,233)		$718,011
Other Assets & Liabilities, net - (1.1)%		(8,092)
Total Net Assets - 100.0%		$709,919

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Currency Futures Contracts Sold Short†
U.S. Dollar Index Futures Contracts	12	Dec 2018	$1,137,180	$(5,142)

Total Return Swap Agreements

Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Currency Index Swap Agreements Sold Short††
Goldman Sachs International	U.S. Dollar Index	N/A	At Maturity	12/17/18	2,959	$280,346	$(2,183)

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	Variable rate security. Rate indicated is the rate effective at September 30, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as currency index swap collateral at September 30, 2018.
[8]	The Issuer operates under a Congressional charter, its securities are neither issued no guaranteed by the U.S. Government.

LIBOR — London Interbank Offered Rate

See Sector Classification in Other Information section.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$373,395	$—	$—	$373,395
Federal Agency Notes	—	74,879	—	74,879
Federal Agency Discount Notes	—	49,995	—	49,995
U.S. Treasury Bills	—	21,970	—	21,970
Repurchase Agreements	—	197,772	—	197,772
Total Assets	$373,395	$344,616	$—	$718,011

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Currency Futures Contracts**	$5,142	$—	$—	$5,142
Currency Index Swap Agreements**	—	2,183	—	2,183
Total Liabilities	$5,142	$2,183	$—	$7,325

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$187,101	$349,807	$(360,000)	$(34)	$(91)	$176,783	7,057	$4,816
Guggenheim Strategy Fund II	236,637	180,293	(220,000)	348	(666)	196,612	7,871	5,306
	$423,738	$530,100	$(580,000)	$314	$(757)	$373,395		$10,122

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the Banking Fund, Basic Materials Fund, Biotechnology Fund, Commodities Strategy Fund, Consumer Products Fund, Dow 2x Strategy Fund, Electronics Fund, Energy Fund, Energy Services Fund, Europe 1.25x Strategy Fund, Financial Services Fund, Global Managed Futures Strategy Fund, Government Long Bond 1.2x Strategy Fund, Health Care Fund, High Yield Strategy Fund, Internet Fund, Inverse Dow 2x Strategy Fund, Inverse Government Long Bond Strategy Fund, Inverse Mid-Cap Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Inverse Russell 2000® Strategy Fund, Inverse S&P 500® Strategy Fund, Japan 2x Strategy Fund, Leisure Fund, Long Short Equity Fund, Mid-Cap 1.5x Strategy Fund, Multi-Hedge Strategies Fund, NASDAQ-100® 2x Strategy Fund, NASDAQ-100® Fund, Nova Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Russell 2000® 1.5x Strategy Fund, Russell 2000® 2x Strategy Fund , S&P 500® 2x Strategy Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Strengthening Dollar 2x Strategy Fund, Technology Fund, Telecommunications Fund, Transportation Fund, Weakening Dollar 2x Strategy Fund, U.S. Government Money Market Fund and Utilities Fund (the "Funds"), each a non-diversified investment company, with the exception of the U.S. Government Money Market Fund, which is a diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

The Funds may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Equity securities listed on an exchange NYSE or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of close of business, on the valuation date. Exchange-traded funds (“ETFs”) are valued at the last quoted sale price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter ("OTC") swap agreements and credit default swap agreements entered into by a Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

The value of credit default swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Investments (“GI”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securties, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at September 30, 2018.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other asests on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initital margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. For a fund utilizing interest rate swaps, the exchange bears the risk of loss. There is no guarantee that a fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involve the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Fund enters into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

In conjunction with the use short sales and of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2018, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S Treasury Note
2.24%			3.63%
Due 10/01/18	$39,814,567	$39,821,999	02/15/20	$39,963,100	$40,618,745

Barclays Capital			U.S TIP Notes
2.23%			0.13% - 2.13%
Due 10/01/18	19,672,048	19,675,703	01/15/19 - 02/15/43	19,933,876	20,067,772

Bank of America Merrill Lynch			U.S TIP Notes
2.25%			0.75%
Due 10/01/18	13,114,698	13,117,157	02/15/42	14,172,724	13,377,599

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At September 30, 2018, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Banking Fund	$35,726	$36,481
Basic Materials Fund	153,043	158,018
Biotechnology Fund	661,206	675,219
Consumer Products Fund	258,052	265,620
Electronics Fund	309,514	316,667
Energy Fund	272,207	277,162
Energy Services Fund	584,252	595,053
Europe 1.25x Strategy Fund	34,082	35,672
Financial Services Fund	42,183	42,423
Health Care Fund	160,729	164,886
High Yield Strategy Fund	2,558	2,619
Internet Fund	527,452	551,459
Leisure Fund	292,013	301,615
Mid-Cap 1.5x Strategy Fund	2,965	3,032
Multi-Hedge Strategies Fund	93,069	96,500
NASDAQ-100® 2x Strategy Fund	231,666	255,505
NASDAQ-100® Fund	408,228	450,235
Nova Fund	4,517	4,635
Precious Metals Fund	640,829	675,406
Real Estate Fund	236,757	238,902
Retailing Fund	484,963	497,905
Russell 2000® 1.5x Strategy Fund	38,743	39,914
Russell 2000® 2x Strategy Fund	29,399	30,266
S&P 500® 2x Strategy Fund	7,352	7,543
S&P 500® Pure Growth Fund	300,884	305,993
S&P 500® Pure Value Fund	145,728	149,144
S&P MidCap 400® Pure Growth Fund	332,476	336,696
S&P MidCap 400® Pure Value Fund	810,719	836,632
S&P SmallCap 600® Pure Growth Fund	794,946	853,013
S&P SmallCap 600® Pure Value Fund	948,786	1,006,935
Technology Fund	314,237	325,269
Telecommunications Fund	71,992	74,662
Transportation Fund	181,897	215,546

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The Funds intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

At September 30, 2018, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Banking Fund	$3,851,457	$1,309,102	$(15,306)	$1,293,796
Basic Materials Fund	5,964,738	2,576,996	(60,815)	2,516,181
Biotechnology Fund	16,545,858	13,586,900	(255,380)	13,331,520
Commodities Strategy Fund	6,464,011	203,433	(1,522)	201,911
Consumer Products Fund	8,950,293	4,179,423	(134,927)	4,044,496
Dow 2x Strategy Fund	15,396,914	-	(693,166)	(693,166)
Electronics Fund	4,494,636	2,594,229	(84,627)	2,509,602
Energy Fund	12,714,357	3,796,289	(30,349)	3,765,940
Energy Services Fund	6,276,307	475,773	(47,149)	428,624
Europe 1.25x Strategy Fund	3,902,975	19,331	(22,961)	(3,630)
Financial Services Fund	9,655,982	2,578,763	(24,367)	2,554,396
Global Managed Futures Strategy Fund	14,772,080	594,375	(173,042)	421,333
Government Long Bond 1.2x Strategy Fund	9,515,592	-	(138,381)	(138,381)
Health Care Fund	18,803,277	11,515,108	(118,756)	11,396,352
High Yield Strategy Fund	5,073,699	29,403	(24,995)	4,408
Internet Fund	9,309,740	4,448,048	(136,764)	4,311,284
Inverse Dow 2x Strategy Fund	4,852,119	2,566	(6,795)	(4,229)
Inverse Government Long Bond Strategy Fund	3,511,374	123,964	(63)	123,901
Inverse Mid-Cap Strategy Fund	140,549	339	(487)	(148)
Inverse NASDAQ-100® Strategy Fund	674,714	2,783	(2,286)	497
Inverse Russell 2000® Strategy Fund	1,295,995	2,532	(2,920)	(388)
Inverse S&P 500® Strategy Fund	2,427,621	11,504	(2,128)	9,376
Japan 2x Strategy Fund	2,788,369	361,758	(102,229)	259,529
Leisure Fund	5,355,517	1,753,876	(14,807)	1,739,069
Long Short Equity Fund	32,154,425	2,467,844	(2,404,773)	63,071
Mid-Cap 1.5x Strategy Fund	6,472,512	67,471	(2,142)	65,329
Multi-Hedge Strategies Fund	26,337,249	1,803,057	(1,109,662)	693,395
NASDAQ-100® 2x Strategy Fund	81,102,626	9,818,861	(77,307)	9,741,554
NASDAQ-100® Fund	63,406,902	31,444,448	(230,800)	31,213,648
Nova Fund	46,163,365	-	(119,259)	(119,259)
Precious Metals Fund	17,873,097	-	(2,944,397)	(2,944,397)
Real Estate Fund	9,735,685	4,440,836	(22,347)	4,418,489
Retailing Fund	11,503,166	2,874,020	(164,361)	2,709,659
Russell 2000® 1.5x Strategy Fund	10,013,901	407,262	(33,251)	374,011
Russell 2000® 2x Strategy Fund	5,523,885	192,235	(17,340)	174,895
S&P 500® 2x Strategy Fund	43,227,742	-	(220,289)	(220,289)
S&P 500® Pure Growth Fund	45,006,756	15,471,969	(1,041,938)	14,430,031
S&P 500® Pure Value Fund	35,893,159	5,396,438	(564,456)	4,831,982
S&P MidCap 400® Pure Growth Fund	20,026,367	2,953,297	(1,324,655)	1,628,642
S&P MidCap 400® Pure Value Fund	12,978,537	2,170,691	(295,954)	1,874,737
S&P SmallCap 600® Pure Growth Fund	30,575,423	4,658,941	(478,477)	4,180,464
S&P SmallCap 600® Pure Value Fund	20,199,419	1,547,954	(883,406)	664,548
Strengthening Dollar 2x Strategy Fund	2,493,460	30,754	(119)	30,635
Technology Fund	13,039,390	11,763,358	(91,916)	11,671,442
Telecommunications Fund	1,830,247	755,856	(7,586)	748,270
Transportation Fund	4,676,889	3,581,086	(39,626)	3,541,460
U.S. Government Money Market Fund	60,765,314	-	-	-
Utilities Fund	10,205,532	5,809,029	-	5,809,029
Weakening Dollar 2x Strategy Fund	714,233	3,796	(7,343)	(3,547)

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	November 29, 2018

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	November 29, 2018

*	Print the name and title of each signing officer under his or her signature.